UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

Understanding your TIAA-CREF Life Funds report

This semiannual report contains information about the ten TIAA-CREF Life Funds and describes the funds’ results for the six months ended June 30, 2013. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Life Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

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Information on the TIAA-CREF Life Funds

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

    •    By visiting our website at tiaa-cref.org; or

    •    By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

    •    Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

    •    From the SEC’s Office of Investor Education and Advocacy.

         (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

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About the funds’ benchmarks

Equity Indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 22 developed market countries outside North America—in Europe, Australasia and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

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About the funds’ benchmarks

Fixed-income Index

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc. FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited.

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Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013–June 30, 2013).

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with that of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

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Growth Equity Fund

Performance for the six months ended June 30, 2013

The Growth Equity Fund returned 11.86% for the period, compared with the 11.80% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended June 30, 2013, the fund returned 19.68%, versus 17.07% for the index.

During the first half of 2013, the broad U.S. stock market climbed 14.06%, as measured by the Russell 3000® Index. Most of the gains came in the first quarter, when the market rose 11.07%, partly on expectations that the Federal Reserve would maintain its stimulative policies. Stocks began to weaken in May, however, after Fed Chairman Ben Bernanke announced that the agency might reduce that stimulus later in the year if the U.S. economy continued to improve. The Russell 3000 Index ended the second quarter up a modest 2.69%.

For the six months, large-cap growth stocks trailed the broad U.S. stock market by more than two percentage points. Within the growth category, large caps trailed both small- and mid-cap stocks, which earned 17.44% and 14.70%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2013, the Russell 1000 Growth Index posted an average annual return of 7.40%, lagging the 7.81% average gain of the Russell 3000 Index.

Consumer discretionary and health care do the heavy lifting

All ten industry sectors of the Russell 1000 Growth Index posted positive results for the period, and seven achieved double-digit gains. The greatest contributions came from the benchmark’s second- and third-largest sectors: consumer discretionary (up 20.2%) and health care (up 20.7%). Solid advances from the sizable industrial and consumer staples sectors also helped drive the index higher. Together, these four sectors made up more than one-half of the benchmark’s market capitalization on June 30, 2013.

The largest sector, information technology, turned in the weakest performance. Comprising more than one-quarter of the index at period-end, technology stocks returned just 1.9%.

The fund produced a double-digit gain and slightly topped its benchmark because of individual stock choices. These included overweight investments in Hertz and biotechnology companies Biogen Idec and Celgene. Results were further aided by an underweight in Apple.

These contributions were partly offset by other holdings that did not perform as expected. Chief among these were overweight positions in software providers Red Hat and Intuit, as well as an underweight in biotechnology firm Amgen. The exclusion of Microsoft also dampened relative results.

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Growth Equity Fund

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Growth Equity Fund	4/3/2000	11.86%	19.68%	6.13%	7.15%
Russell 1000® Growth Index	—	11.80	17.07	7.47	7.40

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

Growth Equity Fund	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)
Actual return	$1,000.00	$1,118.58	$2.73
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

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Growth Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2013
Information technology	28.3
Consumer discretionary	23.9
Health care	17.2
Industrials	13.1
Financials	6.3
Materials	4.9
Energy	2.6
Consumer staples	2.4
Short-term investments, other assets & liabilities, net	1.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2013
More than $50 billion	36.4
More than $15 billion–$50 billion	32.5
More than $2 billion–$15 billion	30.8
$2 billion or less	0.3
Total	100.0

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Growth & Income Fund

Performance for the six months ended June 30, 2013

The Growth & Income Fund returned 13.14% for the period, compared with the 13.82% return of its benchmark, the S&P 500® Index. For the one-year period ended June 30, 2013, the fund returned 20.18%, versus 20.60% for the index.

The gains of the S&P 500 Index in the first half of 2013 were driven by a 10.61% return in the first quarter. Investors pushed the index higher on expectations that the Federal Reserve would maintain its stimulative policies. Stocks began to weaken in May, however, after Fed Chairman Ben Bernanke announced that the agency might reduce that stimulus later in the year if the U.S. economy continued to improve. The index returned a modest 2.91% for the second quarter.

For the six months, the large-cap stocks that make up the S&P 500 Index trailed the 14.06% return of the broad U.S. market, as measured by the Russell 3000® Index. More than one-third of the market capitalization of the Russell 3000 Index is comprised of small- and mid-cap stocks, which outpaced the large-cap stocks of the S&P 500 for the period.

For the ten years ended June 30, 2013, the S&P 500 Index posted an average annual return of 7.30%, versus 7.81% for the Russell 3000 Index.

Stock selections limit the fund’s return

All ten industry sectors of the S&P 500 Index scored positive returns for the period, and six achieved double-digit gains. Financials, the index’s second-largest sector, climbed 19.5% and made the largest contribution to the benchmark’s return. The health care and consumer discretionary sectors were also strong contributors, gaining 20.3% and 19.8%, respectively. Together, these three sectors made up more than two-fifths of the benchmark’s total market capitalization. The benchmark’s overall results were constrained by information technology, the largest sector in the index, which rose 6.4% for the period.

For the six months, the fund produced a double-digit gain but trailed its benchmark because of unfavorable stock selections. These included underweight positions in Microsoft, Boeing and telecommunications company CenturyLink. An out-of-benchmark holding in chemical producer Axiall also detracted.

This underperformance was offset in part by other, successful stock choices. Chief among these were overweight positions in Hartford Financial Services Group, Netflix and biotechnology firm Gilead Sciences. A nonbenchmark investment in Delta Air Lines aided relative results as well.

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Growth & Income Fund

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Growth & Income Fund	4/3/2000	13.14%	20.18%	7.42%	9.10%
S&P 500 Index	—	13.82	20.60	7.01	7.30

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

Growth & Income Fund	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)
Actual return	$1,000.00	$1,131.38	$2.75
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

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Growth & Income Fund

Portfolio composition
Sector	% of net assets as of 6/30/2013
Information technology	16.5
Consumer discretionary	14.9
Health care	14.6
Financials	14.4
Consumer staples	11.1
Energy	10.2
Industrials	10.2
Materials	3.9
Utilities	2.2
Telecommunication services	1.6
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 6/30/2013
More than $50 billion	47.8
More than $15 billion–$50 billion	25.7
More than $2 billion–$15 billion	24.2
$2 billion or less	2.3
Total	100.0

12      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Large-Cap Value Fund

Performance for the six months ended June 30, 2013

The Large-Cap Value Fund returned 15.96% for the period, compared with the 15.90% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended June 30, 2013, the fund returned 26.66%, versus 25.32% for the benchmark.

During the first half of 2013, the broad U.S. stock market climbed 14.06%, as measured by the Russell 3000® Index. Most of the gains came in the first quarter, when the market rose 11.07%, partly on expectations that the Federal Reserve would maintain its stimulative policies. Stocks began to weaken in May, however, after Fed Chairman Ben Bernanke announced that the agency might reduce that stimulus later in the year if the U.S. economy continued to improve. The Russell 3000 ended the second quarter up a modest 2.69%.

For the six months, large-cap value stocks outperformed the 11.80% return of their growth counterparts, as measured by the Russell 1000 Growth Index. Within the value category, large-cap stocks outpaced the 14.39% return of small-cap issues but slightly lagged the 16.10% gain of mid caps. (Returns by capitalization size and investment style are based on the Russell indexes.)

For the ten years ended June 30, 2013, the Russell 1000 Value Index posted an average annual return of 7.79%, significantly higher than the 7.40% average return of the Russell 1000 Growth Index.

Financials lift the benchmark higher

All but one of the ten industry sectors of the Russell 1000 Value Index advanced for the period, with seven achieving double-digit gains. Financials, by far the benchmark’s largest sector in terms of market capitalization on June 30, 2013, led the benchmark upward with a 19.4% climb. Health care did even better, generating a 20.1% return. Together, these two sectors made up more than a third of the index’s market capitalization at period end. Information technology (up 25.8%) and consumer discretionary (up 20.0%) also posted strong gains, though the contribution of these sectors to benchmark performance was limited by their relatively small size. The only loss came from the materials sector, which returned –2.5%.

The fund outpaced its benchmark because of favorable stock choices. These included overweight positions in Green Mountain Coffee Roasters, electronics retailer Best Buy and Hertz. An out-of-benchmark holding in oilfield services company Lufkin Industries provided additional help.

These contributors to relative performance more than offset several detractors, including overweights in international mining company Cliffs Natural Resources, coal and natural gas producer Walter Energy and security systems provider ADT.

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Large-Cap Value Fund

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Large-Cap Value Fund	10/28/2002	15.96%	26.66%	7.40%	8.40%
Russell 1000® Value Index	—	15.90	25.32	6.67	7.79

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

Large-Cap Value Fund	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)
Actual return	$1,000.00	$1,159.58	$2.78
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

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Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 6/30/2013
Financials	24.0
Health care	14.8
Energy	14.3
Industrials	9.9
Information technology	9.6
Consumer discretionary	8.8
Consumer staples	5.5
Utilities	5.1
Materials	3.2
Telecommunication services	2.8
Short-term investments, other assets & liabilities, net	2.0
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2013
More than $50 billion	44.6
More than $15 billion–$50 billion	23.4
More than $2 billion–$15 billion	27.8
$2 billion or less	4.2
Total	100.0

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Real Estate Securities Fund

Performance for the six months ended June 30, 2013

The Real Estate Securities Fund returned 3.54% for the period, compared with the 5.79% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the one-year period ended June 30, 2013, the fund returned 6.71%, versus 10.21% for the index.

After returning 19.70% during 2012, real estate investment trusts continued their strong performance in the first quarter of 2013, gaining 8.10%. In the second quarter, however, REITs posted a decline of 2.13%, as rising yields on U.S. Treasury securities made them more attractive than REITs for some income-oriented investors.

For the six months, REITs lagged the broad U.S. stock market by more than eight percentage points: the Russell 3000® Index soared 14.06%. REITs, however, strongly outperformed the domestic investment-grade, fixed-rate bond market, which lost 2.44%, as measured by the Barclays U.S. Aggregate Bond Index.

For the ten years ended June 30, 2013, the fund’s benchmark posted an average annual gain of 10.96%, well ahead of both the 7.81% average annual return of the Russell 3000 Index and the 4.52% average return of the Barclays aggregate index.

Stock selections limit the fund’s relative results

All but one of the benchmark’s 14 property sectors posted gains for the six months, including three that generated double-digit earnings. The driving force behind the benchmark’s advance was the 9.4% return from health care REITs, the third-largest sector of the index. Solid results from the lodging and resorts (up 10.5%), shopping center (up 8.3%) and office (up 6.7%) sectors also made strong contributions. The only loss came from the infrastructure sector, which fell 4.6%.

The fund lagged its benchmark by more than two percentage points for the period largely because of stock choices that underperformed. Chief among these were overweight positions in American Campus Communities, an owner and manager of student housing, and AvalonBay Communities, an apartment owner. An underweight in CommonWealth REIT, which operates office properties throughout the United States, trimmed relative results as well.

These negative effects were partly offset by positive contributions to relative performance from such holdings as an overweight investment in Strategic Hotels & Resorts and office REIT SL Green. An underweight in wireless telecommunications company American Tower also aided returns.

16      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Real Estate Securities Fund

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Real Estate Securities Fund	10/28/2002	3.54%	6.71%	7.08%	9.85%
FTSE NAREIT All Equity REITs Index	—	5.79	10.21	7.72	10.96

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

Real Estate Securities Fund	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)
Actual return	$1,000.00	$1,035.43	$2.88
5% annual hypothetical return	1,000.00	1,021.97	2.86

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

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Real Estate Securities Fund

Portfolio composition

Sector	% of net assets as of 6/30/2013
Specialized REITs	29.2
Retail REITs	22.6
Residential REITs	18.0
Office REITs	9.6
Industrial REITs	7.0
Homebuilding	3.9
Diversified REITs	2.9
Real estate operating companies	2.2
Security & alarm services	1.4
Hotels, resorts & cruise lines	0.9
Real estate services	0.4
Diversified real estate activities	0.3
Casinos & gaming	0.3
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2013
More than $15 billion–$50 billion	54.9
More than $2 billion–$15 billion	34.9
$2 billion or less	10.2

Total	100.0

18      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance for the six months ended June 30, 2013

The Small-Cap Equity Fund returned 16.75% for the period, compared with the 15.86% return of its benchmark, the Russell 2000® Index. For the one-year period ended June 30, 2013, the fund returned 24.06%, versus 24.21% for the index.

During the first half of 2013, the broad U.S. stock market climbed 14.06%, as measured by the Russell 3000® Index. Most of the gains came in the first quarter, when the market rose 11.07%, partly on expectations that the Federal Reserve would maintain its stimulative policies. Stocks began to weaken in May, however, after Fed Chairman Ben Bernanke announced that the agency might reduce that stimulus later in the year if the U.S. economy continued to improve. The Russell 3000 Index ended the second quarter up a modest 2.69%.

Small-cap issues, which outperformed the broad stock market by almost two percentage points, benefited from investors’ willingness to take on more risk during the period. Within the small-cap category, growth issues topped their value counterparts, 17.44% to 14.39%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2013, the Russell 2000 Index posted an average annual gain of 9.53%, strongly outpacing the 7.81% average return of the Russell 3000 Index.

Stock choices lift the fund’s return above its benchmark’s

All ten industry sectors of the Russell 2000 Index produced positive results for the six months, and seven scored double-digit gains. The largest contributions came from three sizable sectors: consumer discretionary, information technology and financials, which rose 23.6%, 17.5% and 13.5%, respectively. Health care (up 20.8%) also pushed the benchmark higher. Together, these four sectors represented more than two-thirds of the benchmark’s total market capitalization on June 30, 2013. The weakest performance came from energy (up 8.3%) and materials (up 1.7%).

The fund outperformed its benchmark by nearly a percentage point on the strength of successful stock selections. These included overweight positions in drugstore chain Rite Aid, health care software provider Medidata Solutions, casino operator Boyd Gaming and Live Nation Entertainment. An out-of-benchmark investment in SVB Financial aided results as well.

These positive effects were partly offset by several stock choices that did not perform as expected, such as overweight holdings in wireless network provider Aruba Networks and Arch Coal. A nonbenchmark position in medical device maker Thoratec and the fund’s exclusion of Isis Pharmaceuticals also trimmed relative returns slightly.

TIAA-CREF Life Funds  ¡  2013 Semiannual Report      19

Small-Cap Equity Fund

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Small-Cap Equity Fund	10/28/2002	16.75%	24.06%	8.55%	9.41%
Russell 2000® Index	—	15.86	24.21	8.77	9.53

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

Small-Cap Equity Fund	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)
Actual return	$1,000.00	$1,167.48	$2.96
5% annual hypothetical return	1,000.00	1,022.07	2.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.55%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

20      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Small-Cap Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2013
Financials	22.9
Information technology	16.7
Consumer discretionary	14.5
Industrials	14.4
Health care	11.6
Energy	5.5
Materials	4.6
Consumer staples	4.4
Utilities	2.7
Telecommunication services	0.3
Short-term investments, other assets & liabilities, net	2.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2013
More than $15 billion–$50 billion	0.4
More than $2 billion–$15 billion	40.9
$2 billion or less	58.7

Total	100.0

TIAA-CREF Life Funds  ¡  2013 Semiannual Report      21

Social Choice Equity Fund

Performance for the six months ended June 30, 2013

The Social Choice Equity Fund returned 16.06% for the period, compared with the 14.06% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2013, the fund returned 24.57%, versus 21.46% for the index. The fund uses certain social criteria, while the benchmark does not.

Because of its social criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. The net effect of avoiding these companies was to help the fund outpace its benchmark by two percentage points.

The largest contributions to the fund’s outperformance came from the exclusion of the benchmark’s two largest stocks in terms of market capitalization at period-end: Exxon Mobil and Apple. Both underperformed the broad market during the period. Apple was hit particularly hard, falling 24.6%, as concerns about increased competition and slowing product innovation prompted a sell-off. Avoiding Philip Morris International also helped.

These positive effects were partly offset by the fund’s exclusion of Microsoft; the benchmark’s third-largest stock advanced 31.3% for the period. The absence of biotechnology company Celgene (up 49.1%) and two well-performing banking giants, Wells Fargo (up 22.6%) and JPMorgan Chase (up 21.6%), lowered relative returns as well.

Successful stock choices add further value

To compensate for the fund’s exclusion of some stocks of the Russell 3000 Index, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index.

During the period, the fund’s return was enhanced by overweight positions in a number of biotechnology and health care stocks, such as Biogen Idec (up 47.0%), pharmaceutical giant Bristol-Myers Squibb (up 39.8%) and Gilead Sciences (up 39.6%). Health care stocks benefited, as clarity about health care reform lifted investor sentiment. An overweight stake in Hewlett-Packard, which surged 76.2%, also boosted results.

These positive contributions to relative performance more than offset detractions from other stocks, including overweight investments in three technology companies that lagged the market: Cognizant Solutions, Oracle and salesforce.com. An overweight in Royal Gold, which fell 48.0%, reduced relative returns slightly.

22      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Social Choice Equity Fund

Performance as of June 30, 2013

				Average annual
		Total return		total return
	Inception date	6 months	1 year	5 years	10 years
Social Choice Equity Fund	4/3/2000	16.06%	24.57%	7.57%	7.97%
Russell 3000 Index	—	14.06	21.46	7.25	7.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

Social Choice Equity Fund	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)
Actual return	$1,000.00	$1,160.55	$1.18
5% annual hypothetical return	1,000.00	1,023.70	1.10

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds  ¡  2013 Semiannual Report      23

Social Choice Equity Fund

Portfolio composition
Sector	% of net assets as of 6/30/2013
Financials	20.3
Information technology	16.4
Consumer discretionary	13.1
Health care	10.8
Industrials	10.3
Energy	9.7
Consumer staples	8.1
Materials	4.6
Utilities	4.2
Telecommunication services	1.8
Short-term investments, other assets & liabilities, net	0.7

Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 6/30/2013
More than $50 billion	28.0
More than $15 billion–$50 billion	48.6
More than $2 billion–$15 billion	20.6
$2 billion or less	2.8
Total	100.0

24      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Stock Index Fund

Performance for the six months ended June 30, 2013

The Stock Index Fund returned 14.01% for the period, compared with the 14.06% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2013, the fund returned 21.38%, versus 21.46% for the index.

For the six-month period, the fund’s return trailed that of its benchmark index primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

During the first half of 2013, the broad U.S. stock market climbed 14.06%, as measured by the Russell 3000 Index. Most of the gains came in the first quarter, when the market rose 11.07%, partly on expectations that the Federal Reserve would maintain its stimulative policies. Stocks began to weaken in May, however, after Fed Chairman Ben Bernanke announced that the agency might reduce that stimulus later in the year if the U.S. economy continued to improve. The Russell 3000 Index ended the second quarter up a modest 2.69%.

For the first half of the year, small-cap stocks performed best, returning 15.86%, while mid- and large-cap issues gained 15.45% and 13.91%, respectively. Value stocks within the Russell 3000 outperformed their growth counterparts, 15.78% to 12.23%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Financials propel the benchmark higher

For the period, all ten industry sectors of the Russell 3000 Index posted positive returns, with seven generating double-digit gains. The biggest contribution to performance came from the benchmark’s largest sector—financials—which earned 17.8%. Additional lift was provided by the sizable consumer discretionary and health care sectors, both of which advanced 20.4%. Industrials also posted a strong gain, rising 14.7%. Together, these four sectors constituted more than one-half of the benchmark’s market capitalization on June 30, 2013.

Amid the powerful market rally, materials rose just 2.4%, the weakest sector performance for the period. Concerns about slowing economic growth in China—a leading consumer of copper, coal and other raw materials—weighed on stocks in this sector.

Two of the five largest stocks in the Russell 3000 generated exceptional returns for the six-month period. Microsoft and Johnson & Johnson advanced 31.3% and 24.4%, respectively. General Electric (up 12.3%) and Exxon Mobil (up 5.8%) posted solid gains but trailed the broad market, while Apple lagged far behind with a –24.6% return.

TIAA-CREF Life Funds  ¡  2013 Semiannual Report      25

Stock Index Fund

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Stock Index Fund	1/4/1999	14.01%	21.38%	7.25%	7.79%
Russell 3000® Index	—	14.06	21.46	7.25	7.81

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

Stock Index Fund	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)
Actual return	$1,000.00	$1,140.09	$0.48
5% annual hypothetical return	1,000.00	1,024.35	0.45

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

26      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Stock Index Fund

Portfolio composition

Sector	% of net assets as of 6/30/2013
Financials	18.0
Information technology	17.2
Consumer discretionary	13.0
Health care	12.3
Industrials	11.0
Energy	9.4
Consumer staples	9.0
Materials	3.6
Utilities	3.3
Telecommunication services	2.4
Short-term investments, other assets & liabilities, net	0.8

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2013
More than $50 billion	43.5
More than $15 billion–$50 billion	25.6
More than $2 billion–$15 billion	24.6
$2 billion or less	6.3
Total	100.0

TIAA-CREF Life Funds  ¡  2013 Semiannual Report      27

International Equity Fund

Performance for the six months ended June 30, 2013

The International Equity Fund returned 3.37% for the period, compared with the 4.10% return of its benchmark, the MSCI EAFE Index. For the one-year period ended June 30, 2013, the fund returned 25.72%, versus 18.62% for the index.

After gaining 5.13% in the first quarter of 2013, foreign stocks, as measured by the EAFE index, posted a 0.98% loss in the second quarter on renewed concerns about Europe’s sovereign debt crisis. The index ended the six-month period in positive territory, but its return was far behind the 14.06% gain of U.S. issues, as measured by the Russell 3000® Index.

Japanese stocks—the largest segment of the index in terms of market capitalization at period-end—soared 16.6%, providing the largest contribution to the benchmark’s rise. A double-digit gain from Swiss equities also helped. Overall results, however, were constrained by underperformance from the sizable French, German and British markets. Losses in Australia and Spain also reduced results.

A stronger dollar reduced returns for U.S. investors: in terms of local currencies, the MSCI EAFE Index gained 11.01% for the six months.

Stock choices trim relative performance

Although the fund underperformed its benchmark for the six-month period, its return remained well ahead of the index’s for the twelve-month period. Recent performance was hampered by unfavorable stock selections. Among the largest detractors were overweight positions in German chemical producer Lanxess and British cruise ship operator Carnival. An out-of-benchmark investment in China’s Anhui Conch Cement Company also trimmed returns.

These negative effects were partly offset by successful stock choices, including overweight positions in Japanese camera maker Olympus, German drug maker Bayer and French auto manufacturer Renault. A nonbenchmark investment in British industrial conglomerate Essentra helped relative performance as well.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes, are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

28      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

International Equity Fund

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
International Equity Fund	4/3/2000	3.37%	25.72%	–0.14%	8.23%
MSCI EAFE Index	—	4.10	18.62	–0.63	7.67

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

International Equity Fund	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)
Actual return	$1,000.00	$1,033.73	$3.03
5% annual hypothetical return	1,000.00	1,021.82	3.01

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds  ¡  2013 Semiannual Report      29

International Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2013
Industrials	18.8
Consumer discretionary	18.8
Financials	17.6
Health care	14.5
Materials	14.1
Consumer staples	11.9
Information technology	2.5
Utilities	1.1
Energy	0.4
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2013
More than $50 billion	19.4
More than $15 billion–$50 billion	29.4
More than $2 billion–$15 billion	49.1
$2 billion or less	2.1
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2013
United Kingdom	22.4
Switzerland	15.0
Japan	13.8
Germany	13.0
France	11.1
Sweden	6.7
India	4.7
Macau	1.7
7 other nations	6.0
Short-term investments	5.6
Total	100.0

30      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Bond Fund

Performance for the six months ended June 30, 2013

The Bond Fund returned –2.75% for the period, compared with the –2.44% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended June 30, 2013, the fund returned 0.63%, versus –0.69% for the index.

Despite signs of slowing global growth, investors were encouraged by the Federal Reserve’s efforts to boost the U.S. economy and by similar steps taken by the central banks of Europe and Japan.

The Federal Reserve continued its unprecedented, large-scale purchases of U.S. Treasury and agency securities, seeking to keep long-term interest rates low in order to stimulate borrowing and spending. As unemployment fell slightly and the housing market gained strength, many investors moved from low-yielding, high-quality bonds into stocks and lower-grade fixed-income securities. As a result, the investment-grade, fixed-rate bonds that comprise the Barclays U.S. Aggregate Bond Index returned –0.12% for the first quarter of 2013.

In the second quarter, investors worried that the Fed’s accommodative policies would soon end. When the Fed seemed to confirm these fears in late May, both stocks and bonds sold off, and the fund’s benchmark fell 2.32%.

Declining corporate bonds weigh on the benchmark

All major sectors of the Barclays aggregate index lost ground for the six months, but corporate bonds posted the worst performance—they returned –3.4%—because their prices dropped sharply in the second quarter. Part of the decline in prices was cushioned by the bonds’ interest payments. Corporates made up about one-fifth of the total market capitalization of the index at period’s end.

U.S. Treasuries, the benchmark’s largest sector, returned –2.1%. Falling bond prices pushed yields on 10-year Treasuries up from 1.78% at year-end 2012 to 2.52% on June 30, 2013.

U.S. mortgage-backed securities, which made up almost one-third of the index, returned –2.0% for the period. U.S. agency, commercial mortgage-backed and asset-backed securities posted results of –1.9%, –1.3% and –0.8%, respectively.

The fund lagged its benchmark primarily because of overweight positions in corporate securities. Its holdings in investment-grade bonds and emerging market securities were particularly hard hit.

The negative effects of these positions were partly offset by positive effects from the fund’s holdings in U.S. Treasury securities, which outperformed the Barclays aggregate index for the period. Higher relative returns among some of the fund’s government-related securities also helped.

TIAA-CREF Life Funds  ¡  2013 Semiannual Report      31

Bond Fund

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception
Bond Fund	7/8/2003	–2.75%	0.63%	4.99%	4.25%
Barclays U.S. Aggregate Bond Index	—	–2.44	–0.69	5.19	4.59

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2013

Bond Fund	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)
Actual return	$1,000.00	$ 972.47	$1.71
5% annual hypothetical return	1,000.00	1,023.06	1.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

32      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Bond Fund

Portfolio composition

% of net assets as of 6/30/2013
Corporate bonds	26.9
Mortgage-backed securities†	23.7
U.S. Treasury securities	19.4
Foreign government & corporate bonds denominated in U.S. dollars	15.3
Asset-backed securities	4.4
Commercial mortgage-backed securities	4.1
Municipal bonds	1.0
U.S. agency securities	0.7
Bank loan obligations	0.4
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	4.0
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2013
Less than 1 year	5.3
1–3 years	23.4
3–5 years	19.8
5–10 years	43.4
Over 10 years	8.1
Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding short-term investments) as of 6/30/2013
Aaa/AAA	45.1
Aa/AA	5.4
A/A	17.4
Baa/BBB	24.0
Ba/BB	5.6
B/B	2.1
Below B/B	0.4
Total	100.0

‡

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

TIAA-CREF Life Funds  ¡  2013 Semiannual Report      33

Money Market Fund

Performance for the six months ended June 30, 2013

The Money Market Fund returned 0.01% for the period, matching the 0.01% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

During the period, the U.S. economy strengthened, though the pace was modest. While home prices rose and business investment increased, the growth in job creation failed to put a significant dent in the unemployment rate.

As a result, the Federal Reserve continued its large-scale purchases of U.S. Treasury and agency securities, seeking to keep long-term interest rates low in order to stimulate economic activity. The Fed also kept short-term rates low by maintaining its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

Falling short-term yields pinch money market returns

Midway through the period, the issuance of U.S. Treasury and agency securities was significantly curtailed when budget cuts and higher-than-expected tax receipts reduced the federal government’s borrowing needs. With these securities in short supply, their prices rose, driving down their yields. The yield on six-month Treasuries declined, from 0.11% on December 31, 2012, to 0.10% six months later.

LIBOR yields also fell slightly; the three-month rate dropped from 0.31% to 0.27%. (LIBOR is a widely used indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) Following discovery of its manipulation by several major banks, regulators sought, during the period, to improve LIBOR’s reliability.

In pursuit of relative value and to comply with SEC regulations, the fund kept more than half of its portfolio in U.S. Treasury and agency securities. Faced with a challenging market, the fund’s managers continued to purchase, where advantageous, U.S. government floating-rate securities, whose longer maturities offered incrementally higher yields. The fund also increased its holdings in high-quality Canadian and Australian banks. On June 25, 2013, the fund’s weighted average maturity was 53 days, versus 49 days for the average iMoneyNet fund.

In response to exceptionally low interest rates, part or all of the fund’s investment management fees were voluntarily waived during the period to prevent the fund’s yield from turning negative.

34      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Money Market Fund

Net annualized yield for the 7 days ended June 25, 2013*

	Current yield	Effective yield
Money Market Fund†	0.00%	0.00%
iMoneyNet Money Fund Report Averages—All Taxable‡	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2013

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception
Money Market Fund†	7/8/2003	0.01%	0.02%	0.38%	1.89%
iMoneyNet Money Fund Report Averages—All Taxable‡	—	0.01	0.02	0.21	1.52	§

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

†

Beginning May 29, 2013, part or all of the investment management fees of the TIAA-CREF Life Money Market Fund are being voluntarily waived. Without this waiver, the total returns and 7-day current and effective net annualized yields would have been lower. This voluntary fee waiver may be discontinued at any time without notice.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.
§	The performance above is computed from August 2003 because the iMoneyNet return is calculated only on a monthly basis.

TIAA-CREF Life Funds  ¡  2013 Semiannual Report      35

Money Market Fund

Expense example

Six months ended June 30, 2013

Money Market Fund	Beginning account value (1/1/13)	Ending account value (6/30/13)	Expenses paid during period* (1/1/13–6/30/13)
Actual return	$1,000.00	$1,000.05	$0.74
5% annual hypothetical return	1,000.00	1,024.05	0.75

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2013
Commercial paper	39.6
U.S. government agency securities	31.7
U.S. Treasury securities	17.3
Floating rate securities, government	6.4
Certificates of deposit	2.3
Other assets & liabilities, net	2.7
Total	100.0

36      2013 Semiannual Report  ¡  TIAA-CREF Life Funds

Summary portfolio of investments (unaudited)

Growth Equity Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
14,670		Delphi Automotive plc	$743,622	1.6%
		Other	278,686	0.6

			1,022,308	2.2

CAPITAL GOODS
8,234		Boeing Co	843,491	1.8
3,942		Cummins, Inc	427,550	0.9
4,722		Precision Castparts Corp	1,067,219	2.3
3,395		Roper Industries, Inc	421,727	0.9
3,240		W.W. Grainger, Inc	817,063	1.7
		Other	220,384	0.5

			3,797,434	8.1

COMMERCIAL & PROFESSIONAL SERVICES
13,108	*	Nielsen Holdings NV	440,298	0.9
8,433	*	Verisk Analytics, Inc	503,450	1.1

			943,748	2.0

CONSUMER DURABLES & APPAREL
8,469		Luxottica Group S.p.A.	428,492	0.9
3,040		LVMH Moet Hennessy Louis Vuitton S.A.	493,557	1.0
10,455		Nike, Inc (Class B)	665,774	1.4
		Other	547,830	1.2

			2,135,653	4.5

CONSUMER SERVICES
16,299		Las Vegas Sands Corp	862,706	1.8
14,776		Starbucks Corp	967,680	2.1
		Other	468,588	1.0

			2,298,974	4.9

DIVERSIFIED FINANCIALS
20,923		Blackstone Group LP	440,638	1.0
2,743	*	IntercontinentalExchange, Inc	487,596	1.0
7,072		Moody’s Corp	430,897	0.9
		Other	1,043,114	2.2

			2,402,245	5.1

ENERGY
10,789		Halliburton Co	450,117	1.0
		Other	750,688	1.6

			1,200,805	2.6

FOOD, BEVERAGE & TOBACCO			246,422	0.5

HEALTH CARE EQUIPMENT & SERVICES			672,320	1.4

HOUSEHOLD & PERSONAL PRODUCTS
2,764		L’Oreal S.A.	454,358	0.9
		Other	408,929	0.9

			863,287	1.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

MATERIALS
13,766		Monsanto Co	$1,360,081	2.9%
2,344		Sherwin-Williams Co	413,950	0.9
		Other	545,510	1.1

			2,319,541	4.9

MEDIA
11,417		Comcast Corp (Class A)	478,144	1.0
9,114	*	Discovery Communications, Inc (Class A)	703,692	1.5
10,173		Walt Disney Co	642,425	1.4
		Other	338,174	0.7

			2,162,435	4.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,448	*	Biogen Idec, Inc	1,387,610	2.9
9,990		Bristol-Myers Squibb Co	446,453	1.0
7,780	*	Celgene Corp	909,560	1.9
26,836	*	Gilead Sciences, Inc	1,374,272	2.9
8,074	*,e	Illumina, Inc	604,258	1.3
8,017		Perrigo Co	970,057	2.1
1,778		Roche Holding AG.	441,294	0.9
13,680		Zoetis Inc	422,575	0.9
		Other	882,449	1.9

			7,438,528	15.8

REAL ESTATE
8,688	*	Realogy Holdings Corp	417,372	0.9
		Other	138,436	0.3

			555,808	1.2

RETAILING
4,740	*	Amazon.com, Inc	1,316,250	2.8
10,087	*	Carmax, Inc	465,616	1.0
8,022		Expedia, Inc	482,523	1.0
9,676		Home Depot, Inc	749,600	1.6
		Other	625,267	1.3

			3,639,256	7.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
10,903		Xilinx, Inc	431,868	0.9
		Other	1,197,083	2.6

			1,628,951	3.5

SOFTWARE & SERVICES
21,819	*	Adobe Systems, Inc	994,074	2.1
21,576	*	eBay, Inc	1,115,911	2.4
18,608	*	Facebook, Inc	462,595	1.0
1,832	*	Google, Inc (Class A)	1,612,838	3.4
22,542		Intuit, Inc	1,375,738	2.9
1,600		Mastercard, Inc (Class A)	919,200	2.0
13,928	*	Red Hat, Inc	666,037	1.4

38	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth Equity Fund  ▪  June 30, 2013

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
8,284	*	Teradata Corp		$416,105	0.9%
7,799		Visa, Inc (Class A)		1,425,267	3.0
		Other		627,117	1.3

				9,614,882	20.4

TECHNOLOGY HARDWARE & EQUIPMENT
2,646		Apple, Inc		1,048,028	2.2
		Other		1,034,705	2.2

				2,082,733	4.4

TRANSPORTATION
24,688	*	Hertz Global Holdings, Inc		612,263	1.3
7,893		Kansas City Southern Industries, Inc		836,342	1.8

				1,448,605	3.1

		TOTAL COMMON STOCKS	(Cost $40,497,109)	46,473,935	98.7

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
611,465	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		611,465	1.3

				611,465	1.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $611,465)	611,465	1.3

		TOTAL PORTFOLIO	(Cost $41,108,574)	47,085,400	100.0
		OTHER ASSETS & LIABILITIES, NET		12,236	0.0

		NET ASSETS		$47,097,636	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “other,” is $598,196.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	39

Summary portfolio of investments (unaudited)

Growth & Income Fund  ▪  June 30, 2013

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
14,863	Delphi Automotive plc	$753,405	0.7%
	Other	127,949	0.1

		881,354	0.8

BANKS
42,928	Wells Fargo & Co	1,771,638	1.6
	Other	857,238	0.8

		2,628,876	2.4

CAPITAL GOODS
84,155	General Electric Co	1,951,555	1.8
19,304	Honeywell International, Inc	1,531,579	1.4
3,263	Precision Castparts Corp	737,471	0.7
	Other	3,883,470	3.6

		8,104,075	7.5

COMMERCIAL & PROFESSIONAL SERVICES		743,268	0.7

CONSUMER DURABLES & APPAREL		2,304,451	2.1

CONSUMER SERVICES		1,479,915	1.4

DIVERSIFIED FINANCIALS
9,722	American Express Co	726,817	0.7
125,499	Bank of America Corp	1,613,917	1.5
39,663	Citigroup, Inc	1,902,634	1.7
17,703	Discover Financial Services	843,371	0.8
32,958	Morgan Stanley	805,164	0.7
14,045	State Street Corp	915,874	0.8
	Other	932,211	0.9

		7,739,988	7.1

ENERGY
13,244	Anadarko Petroleum Corp	1,138,057	1.0
20,797	Chevron Corp	2,461,117	2.3
5,700	EOG Resources, Inc	750,576	0.7
20,087	Exxon Mobil Corp	1,814,860	1.7
26,046	Halliburton Co	1,086,639	1.0
20,836	Marathon Oil Corp	720,509	0.6
	Other	3,147,209	2.9

		11,118,967	10.2

FOOD & STAPLES RETAILING
9,613	Wal-Mart Stores, Inc	716,072	0.7
	Other	544,447	0.5

		1,260,519	1.2

FOOD, BEVERAGE & TOBACCO
22,951	Altria Group, Inc	803,055	0.7
17,901	Campbell Soup Co	801,786	0.7
8,899	Hershey Co	794,503	0.7

40	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO—continued
23,332		PepsiCo, Inc	$1,908,324	1.8%
		Other	4,220,581	3.9

			8,528,249	7.8

HEALTH CARE EQUIPMENT & SERVICES
18,000		Aetna, Inc	1,143,720	1.1
20,925		Medtronic, Inc	1,077,010	1.0
		Other	911,626	0.8

			3,132,356	2.9

HOUSEHOLD & PERSONAL PRODUCTS
17,548		Procter & Gamble Co	1,351,021	1.3
		Other	890,793	0.8

			2,241,814	2.1

INSURANCE
12,603		ACE Ltd	1,127,716	1.0
8,462	*	Berkshire Hathaway, Inc (Class B)	947,067	0.9
30,303		Hartford Financial Services Group, Inc	936,969	0.9
21,306		Metlife, Inc	974,963	0.9
		Other	435,512	0.4

			4,422,227	4.1

MATERIALS
16,999		International Paper Co	753,226	0.7
12,525	d	Monsanto Co	1,237,470	1.1
		Other	2,225,571	2.1

			4,216,267	3.9

MEDIA
28,016		Comcast Corp (Class A)	1,173,310	1.1
13,860		Time Warner, Inc	801,385	0.7
12,998		Viacom, Inc (Class B)	884,514	0.8
12,144		Walt Disney Co	766,894	0.7
		Other	1,264,159	1.2

			4,890,262	4.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
8,002		Amgen, Inc	789,477	0.7
29,636	*	Gilead Sciences, Inc	1,517,660	1.4
21,113		Johnson & Johnson	1,812,762	1.7
27,091		Merck & Co, Inc	1,258,377	1.1
48,967		Pfizer, Inc	1,371,566	1.3
		Other	6,006,145	5.5

			12,755,987	11.7

REAL ESTATE			898,933	0.8

RETAILING
21,619		Home Depot, Inc	1,674,824	1.5
15,024		Macy’s, Inc	721,152	0.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	41

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ▪  June 30, 2013

Shares		Company		Value	% of net assets

RETAILING—continued
16,237		TJX Companies, Inc		$812,824	0.8%
		Other		3,376,707	3.1

				6,585,507	6.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				2,458,235	2.2

SOFTWARE & SERVICES
2,529	*,d	Google, Inc (Class A)		2,226,456	2.0
49,961		Microsoft Corp		1,725,153	1.6
28,221		Oracle Corp		866,949	0.8
		Other		3,163,220	2.9

				7,981,778	7.3

TECHNOLOGY HARDWARE & EQUIPMENT
6,857		Apple, Inc		2,715,921	2.5
79,108		Cisco Systems, Inc		1,923,115	1.8
		Other		2,888,151	2.6

				7,527,187	6.9

TELECOMMUNICATION SERVICES
34,493		Verizon Communications, Inc		1,736,378	1.6

				1,736,378	1.6

TRANSPORTATION				2,235,022	2.1

UTILITIES				2,410,867	2.2

		TOTAL COMMON STOCKS	(Cost $89,870,820)	108,282,482	99.6

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,672,764	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		1,672,764	1.5

				1,672,764	1.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,672,764)	1,672,764	1.5

		TOTAL PORTFOLIO	(Cost $91,543,584)	109,955,246	101.1
		OTHER ASSETS & LIABILITIES, NET		(1,275,886)	(1.1)

		NET ASSETS		$108,679,360	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

The aggregate value of securities on loan is $1,630,547.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$462,398	0.5%

BANKS
54,866		Wells Fargo & Co	2,264,320	2.6
		Other	1,564,672	1.8

			3,828,992	4.4

CAPITAL GOODS
6,300		Boeing Co	645,372	0.7
9,702		General Dynamics Corp	759,957	0.9
141,357		General Electric Co	3,278,069	3.8
		Other	1,615,480	1.9

			6,298,878	7.3

COMMERCIAL & PROFESSIONAL SERVICES			363,033	0.4

CONSUMER DURABLES & APPAREL			839,853	1.0

CONSUMER SERVICES
25,454		Carnival Corp	872,818	1.0
9,974		Las Vegas Sands Corp	527,924	0.6
11,085	*	Penn National Gaming, Inc	585,953	0.7
		Other	723,655	0.8

			2,710,350	3.1

DIVERSIFIED FINANCIALS
121,562		Bank of America Corp	1,563,287	1.8
41,488		Citigroup, Inc	1,990,180	2.3
21,252		JPMorgan Chase & Co	1,121,893	1.3
16,187		Legg Mason, Inc	501,959	0.6
35,050		Morgan Stanley	856,272	1.0
10,982		State Street Corp	716,136	0.8
		Other	1,038,368	1.2

			7,788,095	9.0

ENERGY
5,980		Anadarko Petroleum Corp	513,861	0.6
20,031		Baker Hughes, Inc	924,030	1.1
15,756		Chevron Corp	1,864,565	2.1
12,980		ConocoPhillips	785,290	0.9
25,187		Exxon Mobil Corp	2,275,645	2.6
10,750		Occidental Petroleum Corp	959,222	1.1
15,943		Spectra Energy Corp	549,396	0.6
47,851	*	Weatherford International Ltd	655,559	0.8
15,497		Williams Cos, Inc	503,188	0.6
		Other	3,384,299	3.9

			12,415,055	14.3

FOOD & STAPLES RETAILING			343,839	0.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
17,818		Mondelez International, Inc	$508,348	0.6%
		Other	1,249,911	1.4

			1,758,259	2.0

HEALTH CARE EQUIPMENT & SERVICES
13,799	*	Express Scripts Holding Co	851,260	1.0
13,885		Medtronic, Inc	714,661	0.8
16,875		UnitedHealth Group, Inc	1,104,975	1.3
7,454		WellPoint, Inc	610,036	0.7
		Other	1,483,267	1.7

			4,764,199	5.5

HOUSEHOLD & PERSONAL PRODUCTS
20,052		Procter & Gamble Co	1,543,803	1.8
		Other	1,141,223	1.3

			2,685,026	3.1

INSURANCE
8,359		ACE Ltd	747,963	0.9
16,335	*	American International Group, Inc	730,175	0.8
8,313	*	Berkshire Hathaway, Inc (Class B)	930,391	1.1
16,165		Metlife, Inc	739,710	0.8
6,532		Travelers Cos, Inc	522,038	0.6
		Other	2,789,797	3.2

			6,460,074	7.4

MATERIALS			2,742,539	3.2

MEDIA
11,397		Time Warner, Inc	658,975	0.8
		Other	728,955	0.8

			1,387,930	1.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
23,981		Johnson & Johnson	2,059,009	2.4
38,433		Merck & Co, Inc	1,785,213	2.0
52,546		Pfizer, Inc	1,471,813	1.7
15,153		Teva Pharmaceutical Industries Ltd (ADR)	593,998	0.7
16,561		Zoetis Inc	511,569	0.6
		Other	1,689,611	1.9

			8,111,213	9.3

REAL ESTATE			2,816,213	3.2

RETAILING
33,254		Staples, Inc	527,409	0.6
		Other	1,706,690	2.0

			2,234,099	2.6

44	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2013

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
17,350		Broadcom Corp (Class A)		$585,736	0.7%
		Other		1,731,334	2.0

				2,317,070	2.7

SOFTWARE & SERVICES
21,183	*	Yahoo!, Inc		531,905	0.6
		Other		1,224,417	1.4

				1,756,322	2.0

TECHNOLOGY HARDWARE & EQUIPMENT
2,390		Apple, Inc		946,631	1.1
72,509		Cisco Systems, Inc		1,762,694	2.0
25,731		Hewlett-Packard Co		638,129	0.7
		Other		921,861	1.1

				4,269,315	4.9

TELECOMMUNICATION SERVICES
60,534		AT&T, Inc		2,142,904	2.5
		Other		264,364	0.3

				2,407,268	2.8

TRANSPORTATION
7,359		FedEx Corp		725,450	0.8
		Other		1,168,839	1.4

				1,894,289	2.2

UTILITIES
10,831		Entergy Corp		754,704	0.9
16,293		Exelon Corp		503,128	0.6
		Other		3,132,078	3.6

				4,389,910	5.1

		TOTAL COMMON STOCKS	(Cost $76,179,230)	85,044,219	98.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,379,052	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		2,379,052	2.7

				2,379,052	2.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,379,052)	2,379,052	2.7

		TOTAL PORTFOLIO	(Cost $78,558,282)	87,423,271	100.7
		OTHER ASSETS & LIABILITIES, NET		(647,417)	(0.7)

		NET ASSETS		$86,775,854	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ▪  June 30, 2013

ABBREVIATION(S):

ADR    American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

The aggregate value of securities on loan is $2,316,125.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Real Estate Securities Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
CASINOS & GAMING			$264,300	0.3%

DIVERSIFIED REAL ESTATE ACTIVITIES			324,935	0.3

DIVERSIFIED REITS
35,000		Retail Opportunities Investment Corp	486,500	0.5
30,000		Spirit Realty Capital, Inc	531,600	0.5
14,000		Vornado Realty Trust	1,159,900	1.1
7,000		WP Carey, Inc	463,190	0.5
		Other	311,800	0.3

			2,952,990	2.9

HOMEBUILDING
25,000		DR Horton, Inc	532,000	0.5
15,000		Lennar Corp (Class A)	540,600	0.5
15,000	*	Meritage Homes Corp	650,400	0.6
105,000	*	Standard-Pacific Corp	874,650	1.0
20,000	*	Toll Brothers, Inc	652,600	0.6
25,000	*	TRI Pointe Homes, Inc	414,500	0.4
		Other	300,750	0.3

			3,965,500	3.9

HOTELS, RESORTS & CRUISE LINES
8,000		Starwood Hotels & Resorts Worldwide, Inc	505,520	0.5
		Other	364,800	0.4

			870,320	0.9

INDUSTRIAL REITS
18,000		EastGroup Properties, Inc	1,012,860	1.0
135,000		Prologis, Inc	5,092,200	5.0
		Other	993,890	1.0

			7,098,950	7.0

OFFICE REITS
38,000		Boston Properties, Inc	4,007,860	4.0
15,000		Digital Realty Trust, Inc	915,000	0.9
40,000		HRPT Properties Trust	924,800	0.9
15,000		Kilroy Realty Corp	795,150	0.8
26,000		Parkway Properties, Inc	435,760	0.4
30,000		SL Green Realty Corp	2,645,700	2.6

			9,724,270	9.6

REAL ESTATE OPERATING COMPANIES
341,116		Thomas Properties Group, Inc	1,807,914	1.8
		Other	394,020	0.4

			2,201,934	2.2

REAL ESTATE SERVICES			384,320	0.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ▪  June 30, 2013

Shares		Company		Value	% of net assets

RESIDENTIAL REITS
50,000		American Campus Communities, Inc		$2,033,000	2.0%
50,000		Apartment Investment & Management Co (Class A)		1,502,000	1.5
20,000		AvalonBay Communities, Inc		2,698,200	2.7
35,000		Camden Property Trust		2,419,900	2.4
13,000		Equity Lifestyle Properties, Inc		1,021,670	1.0
90,000		Equity Residential		5,225,400	5.1
6,000		Essex Property Trust, Inc		953,520	0.9
35,000		Post Properties, Inc		1,732,150	1.7
		Other		684,900	0.7

				18,270,740	18.0

RETAIL REITS
105,000		DDR Corp		1,748,250	1.7
40,000		Equity One, Inc		905,200	0.9
15,000		Federal Realty Investment Trust		1,555,200	1.5
185,000		General Growth Properties, Inc		3,675,950	3.6
23,000		Realty Income Corp		964,160	1.0
21,000		Regency Centers Corp		1,067,010	1.1
75,000		Simon Property Group, Inc		11,844,000	11.7
11,000		Taubman Centers, Inc		826,650	0.8
		Other		334,600	0.3

				22,921,020	22.6

SECURITY & ALARM SERVICES
30,000		Corrections Corp of America		1,016,100	1.0
		Other		373,450	0.4

				1,389,550	1.4

SPECIALIZED REITS
70,000		American Tower Corp		5,121,900	5.0
35,000		CubeSmart		559,300	0.6
30,000		Extra Space Storage, Inc		1,257,900	1.2
90,000		HCP, Inc		4,089,600	4.1
47,000		Health Care REIT, Inc		3,150,410	3.1
25,000		Healthcare Realty Trust, Inc		637,500	0.6
130,000		Host Marriott Corp		2,193,100	2.1
10,000		Plum Creek Timber Co, Inc		466,700	0.5
24,000		Public Storage, Inc		3,679,920	3.6
115,000	*	Strategic Hotels & Resorts, Inc		1,018,900	1.0
55,000	*	Sunstone Hotel Investors, Inc		664,400	0.7
44,000		Ventas, Inc		3,056,240	3.0
75,000		Weyerhaeuser Co		2,136,750	2.1
		Other		1,633,900	1.6

				29,666,520	29.2

		TOTAL COMMON STOCKS	(Cost $88,542,088)	100,035,349	98.7

		TOTAL PORTFOLIO	(Cost $88,542,088)	100,035,349	98.7
		OTHER ASSETS & LIABILITIES, NET		1,302,091	1.3

		NET ASSETS		$101,337,440	100.0%

48	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ▪  June 30, 2013

ABBREVIATION(S):

REIT    Real Estate Investment Trust

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	49

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
11,169		Dana Holding Corp	$215,115	0.6%
6,159	*	Tenneco, Inc	278,880	0.7
		Other	83,193	0.2

			577,188	1.5

BANKS
17,019		FirstMerit Corp	340,891	0.9
11,194		Home Loan Servicing Solutions Ltd	268,320	0.7
5,302		Prosperity Bancshares, Inc	274,591	0.7
20,437		Susquehanna Bancshares, Inc	262,615	0.7
3,854	*	SVB Financial Group	321,115	0.8
15,996		Umpqua Holdings Corp	240,100	0.6
		Other	1,576,134	4.0

			3,283,766	8.4

CAPITAL GOODS
3,300		Acuity Brands, Inc	249,216	0.7
3,650		Alliant Techsystems, Inc	300,504	0.8
5,020		Applied Industrial Technologies, Inc	242,617	0.6
3,680	*	Teledyne Technologies, Inc	284,648	0.7
		Other	2,432,992	6.2

			3,509,977	9.0

COMMERCIAL & PROFESSIONAL SERVICES
4,172	*	Advisory Board Co	228,000	0.6
		Other	1,081,968	2.7

			1,309,968	3.3

CONSUMER DURABLES & APPAREL
8,070		Brunswick Corp	257,837	0.7
4,691		Harman International Industries, Inc	254,252	0.6
		Other	844,961	2.2

			1,357,050	3.5

CONSUMER SERVICES
10,725		Hillenbrand, Inc	254,290	0.7
		Other	1,226,495	3.1

			1,480,785	3.8

DIVERSIFIED FINANCIALS
5,680		MarketAxess Holdings, Inc	265,540	0.7
1,500	*	Portfolio Recovery Associates, Inc	230,445	0.6
21,930	*	WisdomTree Investments, Inc	253,730	0.6
		Other	737,777	1.9

			1,487,492	3.8

ENERGY
4,914		Bristow Group, Inc	320,982	0.8
3,699		Targa Resources Investments, Inc	237,957	0.6
		Other	1,596,066	4.1

			2,155,005	5.5

50	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

FOOD & STAPLES RETAILING
118,390	*,e	Rite Aid Corp	$338,596	0.9%
		Other	38,219	0.1

			376,815	1.0

FOOD, BEVERAGE & TOBACCO
16,452	*	Pilgrim’s Pride Corp	245,793	0.6
4,900		Sanderson Farms, Inc	325,458	0.8
		Other	531,407	1.4

			1,102,658	2.8

HEALTH CARE EQUIPMENT & SERVICES
5,081	*	Cyberonics, Inc	264,009	0.7
3,931	*	Medidata Solutions, Inc	304,456	0.8
7,300	*	Team Health Holdings, Inc	299,811	0.7
		Other	1,650,080	4.2

			2,518,356	6.4

HOUSEHOLD & PERSONAL PRODUCTS			221,971	0.6

INSURANCE
9,998		First American Financial Corp	220,356	0.5
		Other	733,320	1.9

			953,676	2.4

MATERIALS
4,918		Schweitzer-Mauduit International, Inc	245,310	0.6
6,793		Worthington Industries, Inc	215,406	0.6
		Other	1,342,154	3.4

			1,802,870	4.6

MEDIA
18,700	*	Live Nation, Inc	289,850	0.7
		Other	422,792	1.1

			712,642	1.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,084	*	Medicines Co	217,904	0.6
6,300	*	Parexel International Corp	289,422	0.7
10,152	*	Santarus, Inc	213,700	0.5
		Other	1,282,581	3.3

			2,003,607	5.1

REAL ESTATE
9,600		DuPont Fabros Technology, Inc	231,840	0.6
6,570		Extra Space Storage, Inc	275,480	0.7
3,338		Home Properties, Inc	218,205	0.6
12,000		Omega Healthcare Investors, Inc	372,240	0.9
11,893		RLJ Lodging Trust	267,474	0.7
3,937		Sovran Self Storage, Inc	255,078	0.7
		Other	1,582,142	4.0

			3,202,459	8.2

RETAILING			1,557,837	4.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ▪  June 30, 2013

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				$1,505,774	3.9%

SOFTWARE & SERVICES
8,346	*	Aspen Technology, Inc		240,281	0.6
4,334	*	Commvault Systems, Inc		328,907	0.8
3,700	*	Gartner, Inc		210,863	0.6
8,033	*	Infoblox, Inc		235,046	0.6
3,383	*	Manhattan Associates, Inc		261,032	0.7
4,199		MAXIMUS, Inc		312,742	0.8
		Other		1,743,089	4.4

				3,331,960	8.5

TECHNOLOGY HARDWARE & EQUIPMENT
6,067	*	Synaptics, Inc		233,943	0.6
		Other		1,475,193	3.8

				1,709,136	4.4

TELECOMMUNICATION SERVICES				130,192	0.3

TRANSPORTATION
14,800	*	Swift Transportation Co, Inc		244,792	0.6
		Other		573,622	1.5

				818,414	2.1

UTILITIES
6,200		Black Hills Corp		302,250	0.8
		Other		752,458	1.9

				1,054,708	2.7

		TOTAL COMMON STOCKS	(Cost $32,824,557)	38,164,306	97.6

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,803,313	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		2,803,313	7.2

				2,803,313	7.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,803,313)	2,803,313	7.2

		TOTAL PORTFOLIO	(Cost $35,627,870)	40,967,619	104.8
		OTHER ASSETS & LIABILITIES, NET		(1,863,479)	(4.8)

		NET ASSETS		$39,104,140	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “other,” is $2,727,625.

Securities have been segregated to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ▪  June 30, 2013

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
27,434	Ford Motor Co	$424,404	0.8%
	Other	451,622	0.8

		876,026	1.6

BANKS
4,945	PNC Financial Services Group, Inc	360,590	0.7
12,721	US Bancorp	459,864	0.8
	Other	1,123,606	2.0

		1,944,060	3.5

CAPITAL GOODS
4,279	3M Co	467,909	0.9
5,649	Danaher Corp	357,582	0.6
6,639	Emerson Electric Co	362,091	0.7
4,828	Illinois Tool Works, Inc	333,953	0.6
1,604	Precision Castparts Corp	362,520	0.7
	Other	2,226,455	4.0

		4,110,510	7.5

COMMERCIAL & PROFESSIONAL SERVICES		447,208	0.8

CONSUMER DURABLES & APPAREL		669,908	1.2

CONSUMER SERVICES
5,495	McDonald’s Corp	544,005	1.0
6,173	Starbucks Corp	404,270	0.8
	Other	397,046	0.7

		1,345,321	2.5

DIVERSIFIED FINANCIALS
6,376	American Express Co	476,670	0.9
12,182	Bank of New York Mellon Corp	341,705	0.6
1,330	BlackRock, Inc	341,611	0.6
5,819	Capital One Financial Corp	365,491	0.7
	Other	2,465,704	4.5

		3,991,181	7.3

ENERGY
2,623	EOG Resources, Inc	345,397	0.6
4,970	Occidental Petroleum Corp	443,473	0.8
	Other	4,573,354	8.3

		5,362,224	9.7

FOOD & STAPLES RETAILING		568,702	1.0

FOOD, BEVERAGE & TOBACCO
6,996	General Mills, Inc	339,516	0.6
7,831	PepsiCo, Inc	640,498	1.2
	Other	1,074,874	1.9

		2,054,888	3.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	53

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
11,664		Abbott Laboratories	$406,840	0.7%
7,921		Medtronic, Inc	407,694	0.8
		Other	1,064,300	1.9

			1,878,834	3.4

HOUSEHOLD & PERSONAL PRODUCTS
6,736		Colgate-Palmolive Co	385,905	0.7
11,640		Procter & Gamble Co	896,164	1.6
		Other	551,713	1.0

			1,833,782	3.3

INSURANCE
7,676	*	Berkshire Hathaway, Inc (Class B)	859,098	1.6
5,183		Prudential Financial, Inc	378,515	0.7
4,210		Travelers Cos, Inc	336,463	0.6
		Other	1,611,006	2.9

			3,185,082	5.8

MATERIALS
3,057		Praxair, Inc	352,044	0.6
		Other	2,179,138	4.0

			2,531,182	4.6

MEDIA
3,457		Time Warner Cable, Inc	388,843	0.7
7,186		Time Warner, Inc	415,495	0.8
		Other	892,133	1.6

			1,696,471	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,901	*	Biogen Idec, Inc	409,095	0.7
10,481		Bristol-Myers Squibb Co	468,396	0.8
9,409	*	Gilead Sciences, Inc	481,835	0.9
11,316		Johnson & Johnson	971,592	1.8
14,626		Merck & Co, Inc	679,377	1.2
		Other	1,085,957	2.0

			4,096,252	7.4

REAL ESTATE
2,184		Simon Property Group, Inc	344,897	0.6
		Other	1,696,274	3.1

			2,041,171	3.7

RETAILING
9,519		Lowe’s Companies, Inc	389,327	0.7
5,557		Target Corp	382,655	0.7
7,126		TJX Companies, Inc	356,727	0.6
		Other	1,518,426	2.8

			2,647,135	4.8

54	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ▪  June 30, 2013

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
25,696		Intel Corp		$622,357	1.1%
9,888		Texas Instruments, Inc		344,794	0.6
		Other		430,181	0.8

				1,397,332	2.5

SOFTWARE & SERVICES
5,032		Accenture plc		362,103	0.7
1,080	*	Google, Inc (Class A)		950,800	1.7
4,629		International Business Machines Corp		884,648	1.6
19,248		Oracle Corp		591,298	1.1
13,275	*	Yahoo!, Inc		333,335	0.6
		Other		1,696,269	3.1

				4,818,453	8.8

TECHNOLOGY HARDWARE & EQUIPMENT
26,789		Cisco Systems, Inc		651,241	1.2
16,621	*	EMC Corp		392,588	0.7
16,507		Hewlett-Packard Co		409,374	0.7
8,024		Qualcomm, Inc		490,106	0.9
		Other		865,856	1.6

				2,809,165	5.1

TELECOMMUNICATION SERVICES				971,645	1.8

TRANSPORTATION
5,068		United Parcel Service, Inc (Class B)		438,281	0.8
		Other		677,431	1.2

				1,115,712	2.0

UTILITIES
4,346		NextEra Energy, Inc		354,112	0.7
		Other		1,949,626	3.5

				2,303,738	4.2

		TOTAL COMMON STOCKS	(Cost $43,078,018)	54,695,982	99.3

		TOTAL PORTFOLIO	(Cost $43,078,018)	54,695,982	99.3
		OTHER ASSETS & LIABILITIES, NET		409,541	0.7

		NET ASSETS		$55,105,523	100.0%

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	55

Summary portfolio of investments (unaudited)

Stock Index Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$2,615,862	1.1%

BANKS
63,429		Wells Fargo & Co	2,617,715	1.1
		Other	5,639,012	2.4

			8,256,727	3.5

CAPITAL GOODS
9,036		3M Co	988,086	0.4
9,950		Boeing Co	1,019,278	0.4
135,612		General Electric Co	3,144,842	1.3
12,056		United Technologies Corp	1,120,485	0.5
		Other	12,831,241	5.4

			19,103,932	8.0

COMMERCIAL & PROFESSIONAL SERVICES			2,421,613	1.0

CONSUMER DURABLES & APPAREL			3,739,174	1.6

CONSUMER SERVICES
13,148		McDonald’s Corp	1,301,652	0.6
		Other	3,889,991	1.6

			5,191,643	2.2

DIVERSIFIED FINANCIALS
12,428		American Express Co	929,117	0.4
141,459		Bank of America Corp	1,819,163	0.8
39,907		Citigroup, Inc	1,914,339	0.8
6,013		Goldman Sachs Group, Inc	909,466	0.4
9,450	e	iShares Russell 3000 Index Fund	910,980	0.4
49,574		JPMorgan Chase & Co	2,617,012	1.1
		Other	6,549,957	2.7

			15,650,034	6.6

ENERGY
25,424		Chevron Corp	3,008,676	1.3
16,036		ConocoPhillips	970,178	0.4
58,315	d	Exxon Mobil Corp	5,268,760	2.2
10,534		Occidental Petroleum Corp	939,949	0.4
17,436		Schlumberger Ltd	1,249,464	0.5
		Other	10,803,689	4.6

			22,240,716	9.4

FOOD & STAPLES RETAILING
16,058		CVS Corp	918,196	0.4
21,120		Wal-Mart Stores, Inc	1,573,229	0.7
		Other	2,255,166	0.9

			4,746,591	2.0

56	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
26,341		Altria Group, Inc	$921,672	0.4%
50,165		Coca-Cola Co	2,012,118	0.8
20,281		PepsiCo, Inc	1,658,783	0.7
21,451		Philip Morris International, Inc	1,858,086	0.8
		Other	5,338,126	2.3

			11,788,785	5.0

HEALTH CARE EQUIPMENT & SERVICES			10,621,723	4.5

HOUSEHOLD & PERSONAL PRODUCTS
35,948		Procter & Gamble Co	2,767,636	1.1
		Other	2,059,445	0.9

			4,827,081	2.0

INSURANCE
23,603	*	Berkshire Hathaway, Inc (Class B)	2,641,648	1.1
		Other	7,464,314	3.2

			10,105,962	4.3

MATERIALS			8,630,187	3.6

MEDIA
34,415		Comcast Corp (Class A)	1,441,300	0.6
23,619		Walt Disney Co	1,491,540	0.6
		Other	5,871,386	2.5

			8,804,226	3.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
9,862		Amgen, Inc	972,985	0.4
21,566		Bristol-Myers Squibb Co	963,784	0.4
20,100	*	Gilead Sciences, Inc	1,029,321	0.4
36,839		Johnson & Johnson	3,162,997	1.3
39,636		Merck & Co, Inc	1,841,092	0.8
89,192		Pfizer, Inc	2,498,268	1.1
		Other	7,974,989	3.4

			18,443,436	7.8

REAL ESTATE			8,690,076	3.7

RETAILING
4,841	*	Amazon.com, Inc	1,344,297	0.6
19,159		Home Depot, Inc	1,484,248	0.6
		Other	7,700,724	3.2

			10,529,269	4.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
65,193		Intel Corp	1,578,975	0.7
		Other	3,546,819	1.5

			5,125,794	2.2

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2013

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
17,020	*	eBay, Inc		$880,274	0.4%
3,537	*	Google, Inc (Class A)		3,113,869	1.3
13,662		International Business Machines Corp		2,610,945	1.1
1,533		Mastercard, Inc (Class A)		880,708	0.4
109,528		Microsoft Corp		3,782,002	1.6
46,641		Oracle Corp		1,432,812	0.6
6,877		Visa, Inc (Class A)		1,256,772	0.5
		Other		8,869,621	3.7

				22,827,003	9.6

TECHNOLOGY HARDWARE & EQUIPMENT
12,319		Apple, Inc		4,879,310	2.0
70,156		Cisco Systems, Inc		1,705,492	0.7
22,678		Qualcomm, Inc		1,385,172	0.6
		Other		4,941,729	2.1

				12,911,703	5.4

TELECOMMUNICATION SERVICES
70,563		AT&T, Inc		2,497,930	1.0
37,536		Verizon Communications, Inc		1,889,562	0.8
		Other		1,396,899	0.6

				5,784,391	2.4

TRANSPORTATION
6,123		Union Pacific Corp		944,656	0.4
		Other		3,629,575	1.5

				4,574,231	1.9

UTILITIES				7,844,350	3.3

		TOTAL COMMON STOCKS	(Cost $172,109,011)	235,474,509	99.2

RIGHTS/WARRANTS
AUTOMOBILES & COMPONENTS				44	0.0

ENERGY				25	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $0)	69	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
6,313,596	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		6,313,596	2.7

				6,313,596	2.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $6,313,596)	6,313,596	2.7

		TOTAL PORTFOLIO	(Cost $178,422,607)	241,788,174	101.9
		OTHER ASSETS & LIABILITIES, NET		(4,467,587)	(1.9)

		NET ASSETS		$237,320,587	100.0%

58	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Fund  ▪  June 30, 2013

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “other,” is $6,136,727.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	59

Summary portfolio of investments (unaudited)

International Equity Fund  ▪  June 30, 2013

Shares		Company	Value	% of net assets

COMMON STOCKS
FRANCE
55,020		BNP Paribas	$3,012,071	3.7%
19,147		Compagnie Generale d’Optique Essilor International S.A.	2,039,879	2.5
48,338		Renault S.A.	3,255,925	4.1
		Other	1,164,959	1.5

			9,472,834	11.8

GERMANY
38,274		Bayer AG.	4,075,053	5.1
8,434		Continental AG.	1,124,328	1.4
37,371		Deutsche Post AG.	927,474	1.1
37,384	*	Evonik Industries AG.	1,323,575	1.6
21,040		Henkel KGaA (Preference)	1,975,860	2.5
16,797	e	Lanxess AG.	1,011,551	1.3
3,812		Merck KGaA	579,728	0.7

			11,017,569	13.7

HONG KONG
194,000		Hang Lung Properties Ltd	671,983	0.8
		Other	7,449	0.0

			679,432	0.8

INDIA
129,848		HDFC Bank Ltd	1,454,735	1.8
92,600		IndusInd Bank Ltd	725,656	0.9
188,535		Mahindra & Mahindra Financial Services Ltd	824,952	1.0
379,848		Mundra Port and Special Economic Zone Ltd	959,034	1.2

			3,964,377	4.9

INDONESIA
1,013,000		PT Indofood Sukses Makmur Tbk	747,212	0.9

			747,212	0.9

ITALY
222,318		UniCredit S.p.A	1,039,311	1.3

			1,039,311	1.3

JAPAN
55,200		Asics Corp	869,932	1.1
31,100	e	Canon, Inc	1,019,249	1.3
2,500		Fast Retailing Co Ltd	843,761	1.0
122,000		Hitachi Ltd	781,714	1.0
97,625	*	Olympus Corp	2,966,569	3.7
16,550		Shin-Etsu Chemical Co Ltd	1,095,366	1.4
204,000		Sumitomo Heavy Industries Ltd	856,622	1.1
12,800		Toyota Motor Corp	772,068	0.9
		Other	2,554,765	3.1

			11,760,046	14.6

60	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

International Equity Fund  ▪  June 30, 2013

Shares		Company		Value	% of net assets

MACAU
530,000		Wynn Macau Ltd		$1,425,580	1.8%

				1,425,580	1.8

MEXICO
94,873	*	Cemex SAB de C.V. (ADR)		1,003,756	1.2

				1,003,756	1.2

NETHERLANDS
116,002	*	ING Groep NV		1,060,152	1.3
		Other		9,615	0.0

				1,069,767	1.3

PORTUGAL				283,332	0.5

SINGAPORE				215,684	0.3

SWEDEN
18,705		Assa Abloy AB (Class B)		731,025	0.9
179,022	e	SKF AB (B Shares)		4,193,968	5.2
52,799		Trelleborg AB (B Shares)		791,821	1.0

				5,716,814	7.1

SWITZERLAND
57,350		Adecco S.A.		3,266,193	4.1
3,595		Burckhardt Compression Holding AG.		1,431,073	1.8
157,377		Clariant AG.		2,218,448	2.7
34,657		Holcim Ltd		2,412,345	3.0
28,318		Novartis AG.		2,005,780	2.5
43,890		UBS AG. (Switzerland)		744,981	0.9
		Other		647,794	0.8

				12,726,614	15.8

UNITED KINGDOM
73,598		British Sky Broadcasting plc		886,631	1.1
96,218		Drax Group plc		853,857	1.1
195,383		Filtrona plc		2,089,307	2.6
16,031		Imperial Tobacco Group plc		555,869	0.7
2,982,930	*	Lloyds TSB Group plc		2,864,540	3.5
1,037,456		Man Group plc		1,310,534	1.6
344,367	*	Ocado Ltd		1,562,391	1.9
22,618		Reckitt Benckiser Group plc		1,599,918	2.0
132,929		Reed Elsevier plc		1,511,691	1.9
345,225		Tate & Lyle plc		4,331,421	5.4
47,218		Travis Perkins plc		1,045,514	1.3
		Other		461,318	0.6

				19,072,991	23.7

		TOTAL COMMON STOCKS	(Cost $76,715,704)	80,195,319	99.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	61

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ▪  June 30, 2013

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,795,142	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$4,795,142	6.0%

				4,795,142	6.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,795,142)	4,795,142	6.0

		TOTAL PORTFOLIO	(Cost $81,510,846)	84,990,461	105.7
		OTHER ASSETS & LIABILITIES, NET		(4,534,411)	(5.7)

		NET ASSETS		$80,456,050	100.0%

ABBREVIATION(S):

ADR    American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “other,” is $4,500,503.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Equity Fund  ▪  June 30, 2013

Sector	Value	% of net assets
INDUSTRIALS	$15,162,690	18.8%
CONSUMER DISCRETIONARY	15,149,729	18.8
FINANCIALS	14,175,780	17.6
HEALTH CARE	11,667,008	14.5
MATERIALS	11,331,389	14.1
CONSUMER STAPLES	9,531,159	11.9
INFORMATION TECHNOLOGY	2,043,761	2.5
UTILITIES	853,857	1.1
ENERGY	279,946	0.4
SHORT-TERM INVESTMENTS	4,795,142	6.0
OTHER ASSETS & LIABILITES, NET	(4,534,411)	(5.7)

NET ASSETS	$80,456,050	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	63

Summary portfolio of investments (unaudited)

Bond Fund  ▪  June 30, 2013

Principal	Issuer		Value	% of net assets

BANK LOAN OBLIGATIONS
CAPITAL GOODS			$199,800	0.1%

CONSUMER SERVICES			224,156	0.1

MEDIA			296,731	0.2

	TOTAL BANK LOAN OBLIGATIONS	(Cost $723,184)	720,687	0.4

BONDS
CORPORATE BONDS
BANKS
$ 600,000	PNC Bank NA	2.950%, 01/30/23	553,524	0.3
	Other		6,486,754	3.5

			7,040,278	3.8

CAPITAL GOODS			2,283,699	1.3

COMMERCIAL & PROFESSIONAL SERVICES			626,340	0.3

CONSUMER DURABLES & APPAREL			1,010,891	0.6

CONSUMER SERVICES			1,095,848	0.6

DIVERSIFIED FINANCIALS
750,000	General Electric Capital Corp	3.100%, 01/09/23	708,499	0.4
	Other		8,819,049	4.8

			9,527,548	5.2

ENERGY
550,000	BP Capital Markets plc	1.375%, 05/10/18	530,141	0.3
	Other		8,046,984	4.4

			8,577,125	4.7

FOOD & STAPLES RETAILING			967,743	0.5

FOOD, BEVERAGE & TOBACCO			1,757,627	1.0

HEALTH CARE EQUIPMENT & SERVICES			1,476,663	0.8

HOUSEHOLD & PERSONAL PRODUCTS			244,563	0.1

INSURANCE			3,730,108	2.0

MATERIALS
500,000	International Paper Co	4.750%, 02/15/22	526,144	0.3
575,000	LyondellBasell Industries NV	6.000%, 11/15/21	646,131	0.4
	Other		4,506,236	2.4

			5,678,511	3.1

MEDIA
675,000	Comcast Corp	4.250%, 01/15/33	645,845	0.3
	Other		3,914,872	2.1

			4,560,717	2.4

64	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2013

Principal		Issuer		Value	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				$1,223,525	0.7%

REAL ESTATE				1,830,846	1.0

RETAILING
$ 725,000		O’Reilly Automotive, Inc	3.800%, 09/01/22	714,583	0.4
510,000	g	QVC, Inc	7.375%, 10/15/20	556,331	0.3
		Other		2,380,486	1.3

				3,651,400	2.0

SOFTWARE & SERVICES
1,170,000		Fidelity National Information Services, Inc	5.000%, 03/15/22	1,177,313	0.6
		Other		500,237	0.3

				1,677,550	0.9

TECHNOLOGY HARDWARE & EQUIPMENT				2,206,078	1.3

TELECOMMUNICATION SERVICES
600,000		Verizon Communications, Inc	0.700%, 11/02/15	595,970	0.3
		Other		2,801,675	1.5

				3,397,645	1.8

TRANSPORTATION				1,614,554	0.9

UTILITIES				6,054,923	3.3

		TOTAL CORPORATE BONDS	(Cost $71,158,292)	70,234,182	38.3

GOVERNMENT BONDS
AGENCY SECURITIES
1,000,000		Federal National Mortgage Association (FNMA)	3.000%, 09/16/14	1,033,551	0.6
		Other		392,993	0.2

				1,426,544	0.8

FOREIGN GOVERNMENT BONDS				7,038,454	3.8

MORTGAGE BACKED
660,191		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 12/01/39	711,510	0.4
733,043		Federal National Mortgage Association (FNMA)	4.606%, 01/01/15	749,886	0.4
570,165		FNMA	3.000%, 01/01/27	587,028	0.3
1,235,959		FNMA	2.500%, 10/01/27	1,244,682	0.7
981,418		FNMA	3.000%, 03/01/28	1,013,794	0.6
474,677		FNMA	5.000%, 05/01/40	523,539	0.3
850,599		FNMA	4.000%, 12/01/40	891,066	0.5
618,760		FNMA	4.000%, 02/01/41	644,927	0.4
711,513		FNMA	3.500%, 12/01/41	723,255	0.4
1,177,812		FNMA	3.000%, 04/01/42	1,152,410	0.6
1,978,946		FNMA	3.500%, 06/01/42	2,012,824	1.1
963,346		FNMA	3.000%, 11/01/42	942,569	0.5
1,922,855		FNMA	3.000%, 12/01/42	1,881,572	1.0
16,172,002	i	FNMA	2.500%–7.500%, 04/01/18–07/01/42	17,133,767	9.3
484,243		Government National Mortgage Association (GNMA)	4.500%, 03/15/40	517,989	0.3

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	65

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2013

Principal	Issuer		Value	% of net assets

MORTGAGE BACKED—continued
$ 643,713	GNMA	4.500%, 04/20/40	$693,848	0.4%
857,113	GNMA	4.000%, 09/15/41	904,314	0.5
973,166	GNMA	3.000%, 09/15/42	964,996	0.5
960,043	GNMA	3.000%, 09/20/42	951,274	0.5
1,978,664	GNMA	3.500%, 11/15/42	2,040,501	1.1
990,094	GNMA	3.000%, 02/20/43	982,118	0.5
3,549,937	GNMA	3.500%–6.000%, 07/15/33–12/20/41	3,817,612	2.1
	Other		2,436,504	1.3

			43,521,985	23.7

MUNICIPAL BONDS			1,883,810	1.0

U.S. TREASURY SECURITIES
1,320,000	United States Treasury Bond	3.125%, 02/15/43	1,232,138	0.7
2,115,000	United States Treasury Note	0.250%, 05/31/15	2,111,282	1.1
520,000	United States Treasury Note	0.875%, 01/31/18	510,738	0.3
1,000,000	United States Treasury Note	0.250%, 05/31/14	1,000,586	0.5
3,050,000	United States Treasury Note	0.250%, 06/30/14	3,051,787	1.7
1,000,000	United States Treasury Note	0.250%, 09/30/14	1,000,352	0.5
524,000	United States Treasury Note	0.125%, 12/31/14	523,059	0.3
1,385,000	United States Treasury Note	0.250%, 01/31/15	1,384,730	0.7
4,900,000	United States Treasury Note	0.250%, 02/28/15	4,896,364	2.7
10,664,000	United States Treasury Note	0.375%, 11/15/15	10,640,667	5.8
2,360,000	United States Treasury Note	0.250%, 05/15/16	2,334,925	1.3
2,530,000	United States Treasury Note	1.000%, 05/31/18	2,486,514	1.3
4,735,000	United States Treasury Note	1.750%, 05/15/23	4,434,621	2.4
	Other		149,367	0.1

			35,757,130	19.4

	TOTAL GOVERNMENT BONDS	(Cost $90,001,824)	89,627,923	48.7

STRUCTURED ASSETS
ASSET BACKED
490,625	Dominos Pizza Master Issuer LLC Series 2012-1A (Class A2)	5.216%, 01/25/42	523,768	0.3
	Other		7,902,158	4.1

			8,425,926	4.4

OTHER MORTGAGE BACKED
810,000	Banc of America Commercial Mortgage Trust Series 2006-4 (Class AM)	5.675%, 07/10/46	897,012	0.5
730,000	Credit Suisse Mortgage Capital Certificates Series 2006-C4 (Class AM)	5.509%, 09/15/39	783,421	0.4
670,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 (Class AM)	5.383%, 12/15/43	706,303	0.4
	Other		5,170,238	2.8

			7,556,974	4.1

	TOTAL STRUCTURED ASSETS	(Cost $15,969,157)	15,982,900	8.5

	TOTAL BONDS	(Cost $177,129,273)	175,845,005	95.5

66	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ▪  June 30, 2013

Shares	Company		Value	% of net assets

PREFERRED STOCKS
BANKS			$104,210	0.1%

	TOTAL PREFERRED STOCKS	(Cost $569,550)	104,210	0.1

Principal	Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT
$ 4,200,000	United States Treasury Bill	0.045%, 09/26/13	4,199,643	2.3
600,000	United States Treasury Bill	0.070%, 11/14/13	599,852	0.3
	Other		899,921	0.5

			5,699,416	3.1

	TOTAL SHORT-TERM INVESTMENTS	(Cost $5,699,224)	5,699,416	3.1

	TOTAL PORTFOLIO	(Cost $184,121,231)	182,369,318	99.1
	OTHER ASSETS & LIABILITIES, NET		1,594,901	0.9

	NET ASSETS		$183,964,219	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2013, the aggregate value of these securities, including those in “Other,” amounted to $30,187,046, or 16.4% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	67

Summary portfolio of investments

Money Market Fund  ▪  June 30, 2013

Principal		Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
$ 635,000		Toronto-Dominion Bank	0.160%, 07/09/13	$635,000	0.8%
590,000		Toronto-Dominion Bank	0.170%, 07/16/13	590,000	0.8
500,000		Toronto-Dominion Bank	0.180%, 07/24/13	500,000	0.7

				1,725,000	2.3

COMMERCIAL PAPER
600,000	y	Australia & New Zealand Banking Group Ltd	0.170%, 08/02/13	599,909	0.8
1,095,000	y	Australia & New Zealand Banking Group Ltd	0.165%–0.210%, 07/22/13–08/28/13	1,094,815	1.4
1,680,000	y	Coca-Cola Co	0.160%–0.190%, 08/06/13–11/18/13	1,679,318	2.2
1,610,000	y	Commonwealth Bank of Australia	0.160%–0.240%, 07/08/13–09/12/13	1,609,676	2.1
1,000,000		Exxon Mobil Corp	0.085%, 07/25/13	999,943	1.3
500,000		Exxon Mobil Corp	0.080%, 07/29/13	499,969	0.7
532,000	y	Fairway Finance LLC	0.140%, 07/02/13	531,998	0.7
525,000	y	Fairway Finance LLC	0.155%, 07/12/13	524,975	0.7
900,000	y	Fairway Finance LLC	0.160%–0.175%, 07/16/13–09/24/13	899,805	1.2
1,720,000		General Electric Capital Corp	0.180%–0.200%, 07/29/13–11/04/13	1,719,331	2.3
559,000	y	Johnson & Johnson	0.070%, 07/09/13	558,991	0.7
1,794,000		JPMorgan Chase Bank NA	0.155%–0.260%, 07/17/13–10/21/13	1,793,417	2.4
944,000	y	Liberty Street Funding LLC	0.160%–0.180%, 07/01/13–08/19/13	943,896	1.2
1,000,000	y	Merck & Co, Inc	0.120%, 08/23/13	999,823	1.3
1,940,000	y	National Australia Funding Delaware, Inc	0.160%–0.250%, 08/05/13–09/04/13	1,939,503	2.5
500,000	y	Nestle Capital Corp	0.140%, 07/18/13	499,967	0.7
600,000	y	Nestle Capital Corp	0.150%, 08/26/13	599,860	0.8
800,000	y	Nestle Capital Corp	0.095%–0.120%, 08/15/13–08/19/13	799,890	1.0
850,000	y	Novartis Finance Corp	0.070%, 07/02/13	849,998	1.1
1,414,000	y	Old Line Funding LLC	0.180%–0.210%, 08/01/13–10/29/13	1,413,387	1.9
600,000		PACCAR Financial Corp	0.145%, 08/09/13	599,906	0.8
500,000		Province of British Columbia	0.090%, 07/11/13	499,988	0.7
1,100,000		Province of British Columbia	0.140%–0.150%, 07/19/13–10/07/13	1,099,782	1.4
500,000		Province of Ontario Canada	0.090%, 07/02/13	499,999	0.7
1,245,000		Province of Ontario Canada	0.105%–0.140%, 07/05/13–09/04/13	1,244,840	1.6
1,000,000	y	Province of Quebec Canada	0.140%, 07/26/13	999,903	1.3
700,000	y	Standard Chartered Bank NY	0.190%–0.200%, 08/12/13	699,840	0.9
1,065,000	y	Standard Chartered Bank NY	0.180%–0.250%, 07/09/13–08/27/13	1,064,855	1.4
		Other		2,884,262	3.8

				30,151,846	39.6

GOVERNMENT AGENCY DEBT
600,000		Federal Home Loan Bank (FHLB)	0.090%, 09/04/13	599,903	0.8
1,000,000		FHLB	0.040%, 07/03/13	999,998	1.3
1,446,000		FHLB	0.080%–0.090%, 07/10/13	1,445,970	1.9
655,000		FHLB	0.055%–0.060%, 07/12/13	654,989	0.9
1,000,000		FHLB	0.065%, 08/23/13	999,904	1.3
1,000,000		FHLB	0.085%, 09/11/13	999,830	1.3
1,500,000		FHLB	0.095%–0.100%, 09/13/13	1,499,697	2.0
525,000		FHLB	0.100%, 09/17/13	524,886	0.7
1,245,000		FHLB	0.100%–0.105%, 09/20/13	1,244,709	1.6
550,000		FHLB	0.130%–0.145%, 01/02/14	549,602	0.7
2,543,000		FHLB	0.060%–0.280%, 07/05/13–09/25/13	2,542,690	3.3

68	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ▪  June 30, 2013

Principal		Issuer		Value	% net assets

GOVERNMENT AGENCY DEBT—continued
$ 688,000		Federal Home Loan Mortgage Corp (FHLMC)	0.080%–0.100%, 07/01/13	$688,000	0.9%
800,000		FHLMC	0.075%, 07/08/13	799,988	1.1
564,000		FHLMC	0.057%–0.170%, 07/22/13	563,969	0.7
1,000,000		FHLMC	0.060%, 07/23/13	999,963	1.3
895,000		FHLMC	0.075%–0.090%, 08/26/13	894,886	1.2
1,000,000		FHLMC	0.065%, 09/03/13	999,884	1.3
1,490,000		FHLMC	0.090%–0.170%, 08/28/13–01/15/14	1,489,313	2.0
1,000,000		Federal National Mortgage Association (FNMA)	0.070%, 08/14/13	999,914	1.3
1,000,000		FNMA	0.090%, 08/21/13	999,873	1.3
600,000		FNMA	0.068%, 09/16/13	599,913	0.8
1,133,000		FNMA	0.110%, 09/18/13	1,132,727	1.5
1,914,000		FNMA	0.060%–0.172%, 07/01/13–09/03/13	1,913,812	2.5

				24,144,420	31.7

TREASURY DEBT
1,200,000		United States Treasury Bill	0.033%–0.063%, 07/11/13	1,199,987	1.6
905,000		United States Treasury Bill	0.038%–0.065%, 08/22/13	904,945	1.2
750,000		United States Treasury Bill	0.032%–0.042%, 08/29/13	749,957	1.0
500,000		United States Treasury Bill	0.041%, 09/05/13	499,962	0.6
1,000,000		United States Treasury Bill	0.045%, 09/19/13	999,900	1.3
3,666,000		United States Treasury Bill	0.025%–0.150%, 07/05/13–02/06/14	3,665,411	4.8
705,000		United States Treasury Note	0.750%, 08/15/13	705,567	0.9
650,000		United States Treasury Note	0.125%, 09/30/13	649,892	0.9
585,000		United States Treasury Note	0.500%, 10/15/13	585,597	0.8
680,000		United States Treasury Note	0.500%, 11/15/13	680,814	0.9
2,557,000		United States Treasury Note	0.125%–1.000%, 07/15/13–05/15/14	2,560,827	3.3

				13,202,859	17.3

VARIABLE RATE SECURITIES
500,000	i	Federal Farm Credit Bank (FFCB)	0.201%, 07/02/13	500,088	0.7
2,460,000	i	FFCB	0.130%–0.323%, 07/01/13–10/15/13	2,459,784	3.2
500,000	i	Federal Home Loan Bank (FHLB)	0.280%, 08/16/13	500,000	0.6
500,000	i	Canadian Imperial Bank of Commerce	0.285%, 01/03/14	500,089	0.7
		Other		899,971	1.2

				4,859,932	6.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $74,084,057)	74,084,057	97.3

		TOTAL PORTFOLIO	(Cost $74,084,057)	74,084,057	97.3
		OTHER ASSETS & LIABILITIES, NET		2,059,995	2.7

		NET ASSETS		$76,144,052	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be re-sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2013, the aggregate value of these securities including those in “other,” was $19,624,970, or 25.8% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	69

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2013

Growth Equity Fund

ASSETS
Portfolio investments, at value†*	$47,085,400
Cash	605,980
Cash—foreign‡	—
Receivable from securities transactions	741,014
Receivable from Fund shares sold	116,962
Dividends and interest receivable	17,035
Due from affiliates	957
Other	3,010

Total assets	48,570,358

LIABILITIES
Management fees payable	2,883
Due to affiliates	3,057
Payable for collateral for securities loaned	611,464
Payable for securities transactions	807,935
Payable for Fund shares redeemed	16,913
Payable for variation margin on futures contracts	—
Written options§	—
Accrued expenses and other payables	30,470

Total liabilities	1,472,722

NET ASSETS	$47,097,636

NET ASSETS CONSIST OF:
Paid-in-capital	$43,449,724
Undistributed net investment income (loss)	111,866
Accumulated net realized gain (loss) on total investments	(2,440,780)
Net unrealized appreciation (depreciation) on total investments	5,976,826

NET ASSETS	$47,097,636

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,229,246

Net asset value per share	$21.13

* Portfolio investments, cost	$41,108,574
† Includes securities loaned of	$598,196
‡ Foreign cash, cost	$—
§ Written options premiums	$—

70	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund

$109,955,246	$87,423,271	$100,035,349	$40,967,619
561,693	1,385,626	804,519	884,674
9	—	—	—
1,418,906	1,995,330	1,071,351	80,327
64,224	96,564	25,502	5,599
130,999	115,102	241,192	36,419
1,189	984	792	1,068
4,384	3,819	4,239	3,476

112,136,650	91,020,696	102,182,944	41,979,182

6,677	5,332	6,917	2,553
6,354	5,096	6,480	2,973
1,672,764	2,379,052	—	2,803,313
1,633,255	1,799,677	778,177	24,341
98,575	20,925	18,561	13,209
—	—	—	1,260
3,418	—	—	—
36,247	34,760	35,369	27,393

3,457,290	4,244,842	845,504	2,875,042

$108,679,360	$86,775,854	$101,337,440	$39,104,140

$84,978,571	$76,555,921	$93,319,748	$27,379,303
659,743	1,191,612	1,157,428	97,420
4,629,807	163,349	(4,632,996)	6,281,629
18,411,239	8,864,972	11,493,260	5,345,788

$108,679,360	$86,775,854	$101,337,440	$39,104,140

3,162,908	2,546,685	3,334,476	1,085,107

$34.36	$34.07	$30.39	$36.04

$91,543,584	$78,558,282	$88,542,088	$35,627,870
$1,630,547	$2,316,125	$—	$2,727,625
$9	$—	$—	$—
$4,450	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	71

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2013

Social Choice Equity Fund

ASSETS
Portfolio investments, at value†*	$54,695,982
Cash	1,057,448
Cash—foreign‡	—
Receivable from securities transactions	80,793
Receivable for delayed delivery securities	—
Receivable from Fund shares sold	5,658
Dividends and interest receivable	62,771
Due from affiliates	719
Other	2,906

Total assets	55,906,277

LIABILITIES
Management fees payable	1,127
Due to affiliates	3,112
Payable for collateral for securities loaned	—
Payable for securities transactions	754,727
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	16,659
Payable for variation margin on futures contracts	—
Accrued expenses and other payables	25,129

Total liabilities	800,754

NET ASSETS	$55,105,523

NET ASSETS CONSIST OF:
Paid-in-capital	$43,246,024
Undistributed net investment income (loss)	635,976
Accumulated net realized gain (loss) on total investments	(394,441)
Net unrealized appreciation (depreciation) on total investments	11,617,964

NET ASSETS	$55,105,523

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,724,533

Net asset value per share	$31.95

* Portfolio investments, cost	$43,078,018
† Includes securities loaned of	$—
‡ Foreign cash, cost	$—

72	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Stock Index Fund	International Equity Fund	Bond Fund	Money Market Fund

$241,788,174	$84,990,461	$182,369,318	$74,084,057
1,424,031	163,765	495,856	3,763
—	10,661	—	—
5,846,872	10,609	364,137	—
—	—	518,391	—
316,043	57,677	9,857	2,111,640
301,471	168,569	1,120,084	9,298
2,291	1,522	2,267	1,387
8,028	4,883	5,213	2,912

249,686,910	85,408,147	184,885,123	76,213,057

1,945	5,519	7,545	1,018
14,178	4,998	11,836	4,170
6,313,596	4,795,141	—	—
5,898,413	10,635	278,162	—
—	—	200,750	—
79,776	85,305	360,004	30,163
4,850	—	—	—
53,565	50,499	62,607	33,654

12,366,323	4,952,097	920,904	69,005

$237,320,587	$80,456,050	$183,964,219	$76,144,052

$175,503,685	$116,646,890	$181,481,285	$76,145,524
2,728,902	3,221,672	2,304,389	(1,606)
(4,279,570)	(42,889,764)	1,930,458	134
63,367,570	3,477,252	(1,751,913)	—

$237,320,587	$80,456,050	$183,964,219	$76,144,052

6,611,679	4,687,446	7,235,268	76,142,240

$35.89	$17.16	$25.43	$1.00

$178,422,607	$81,510,846	$184,121,231	$74,084,057
$6,136,727	$4,500,503	$—	$—
$—	$10,758	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	73

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2013

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$207,982
Interest	25
Income from securities lending	15,746

Total income	223,753

EXPENSES
Management fees	106,876
Shareholder servicing	1,647
Professional fees	20,603
Custody and accounting fees	11,530
Fund administration fees	10,558
Compliance fees	8,056
Shareholder reports	5,005
Trustee fees and expenses	254
Other expenses	3,225

Total expenses	167,754
Less: Expenses reimbursed by the investment adviser	(44,226)

Net expenses	123,528

Net Investment income (loss)	100,225

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	3,755,275
Futures transactions	—
Written options	(2,264)
Foreign currency transactions	(430)

Net realized gain (loss) on total investments	3,752,581

Change in unrealized appreciation (depreciation) on:
Portfolio investments	1,438,304
Futures transactions	—
Written options	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments	1,438,304

Net realized and unrealized gain (loss) on total investments	5,190,885

Net increase (decrease) in net assets from operations	$5,291,110

* Net of foreign witholding taxes of	$4,600

74	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund

$892,163	$876,281	$1,227,524	$220,835
40	76	59	—
11,025	35,362	—	20,782

903,228	911,719	1,227,583	241,617

228,722	184,658	256,112	97,327
1,940	1,662	1,964	1,309
20,210	19,745	20,611	18,493
23,212	15,491	7,601	11,217
23,306	18,985	23,299	9,704
17,556	14,071	17,477	7,695
8,039	5,992	8,785	4,891
605	455	612	254
6,709	4,511	3,407	5,676

330,299	265,570	339,868	156,566
(65,929)	(52,161)	(47,675)	(45,019)

264,370	213,409	292,193	111,547

638,858	698,310	935,390	130,070

5,008,658	5,147,970	4,550,644	6,344,200
—	—	—	62,373
51,211	—	(15,800)	—
(2,210)	(323)	(196)	—

5,057,659	5,147,647	4,534,648	6,406,573

6,518,674	5,896,340	(2,159,366)	630,094
—	—	—	(4,374)
3,609	—	—	—

(1,437)	(10)	—	—

6,520,846	5,896,330	(2,159,366)	625,720

11,578,505	11,043,977	2,375,282	7,032,293

$12,217,363	$11,742,287	$3,310,672	$7,162,363

$8,851	$8,343	$—	$66

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	75

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2013

Social Choice Equity Fund

INVESTMENT INCOME
Dividends*	$474,097
Interest	20
Income from securities lending	—

Total income	474,117

EXPENSES
Management fees	37,719
Shareholder servicing	1,899
Professional fees	17,720
Custody and accounting fees	8,643
Fund administration fees	11,531
Compliance fees	8,544
Shareholder reports	5,059
Trustee fees and expenses	282
Other expenses	3,972

Total expenses	95,369
Less: Expenses reimbursed by the investment adviser	(40,021)
Fee waiver by investment adviser and TPIS	—

Net expenses	55,348

Net Investment income (loss)	418,769

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	703,417
Futures transactions	—
Foreign currency transactions	—

Net realized gain (loss) on total investments	703,417

Change in unrealized appreciation (depreciation) on:
Portfolio investments	6,047,169
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments	6,047,169

Net realized and unrealized gain (loss) on total investments	6,750,586

Net increase (decrease) in net assets from operations	$7,169,355

* Net of foreign witholding taxes of	$615

76	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Stock Index Fund	International Equity Fund	Bond Fund	Money Market Fund

$2,239,123	$1,591,620	$—	$—
66	40	2,631,921	50,157
46,649	61,906	—	—

2,285,838	1,653,566	2,631,921	50,157

68,007	199,012	276,606	31,804
1,695	1,538	1,577	1,060
26,730	23,190	30,996	15,793
18,895	27,286	37,965	18,957
52,136	15,879	44,250	14,991
39,139	12,425	32,727	11,224
15,308	4,399	13,409	6,125
1,310	421	1,083	366
7,375	23,970	3,984	2,419

230,595	308,120	442,597	102,739
(128,540)	(69,040)	(119,812)	(54,999)
—	—	—	(978)

102,055	239,080	322,785	46,762

2,183,783	1,414,486	2,309,136	3,395

(2,159,114)	4,609,121	1,522,743	134
323,917	—	—	—
(4)	1,340	—	—

(1,835,201)	4,610,461	1,522,743	134

28,639,231	(3,445,610)	(9,088,518)	—
7,344	—	—	—
(1)	(2,896)	—	—

28,646,574	(3,448,506)	(9,088,518)	—

26,811,373	1,161,955	(7,565,775)	134

$28,995,156	$2,576,441	$(5,256,639)	$3,529

$1,264	$118,103	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	77

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	June 30, 2013	December 31, 2012

	(unaudited)

OPERATIONS
Net investment income (loss)	$100,225	$302,005
Net realized gain (loss) on total investments	3,752,581	5,035,591
Net change in unrealized appreciation (depreciation) on total investments	1,438,304	1,397,561

Net increase (decrease) in net assets from operations	5,291,110	6,735,157

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(298,477)

Total distributions	—	(298,477)

SHAREHOLDER TRANSACTIONS
Subscriptions	5,957,249	4,455,947
Reinvestments of distributions	—	298,477
Redemptions	(6,861,161)	(9,430,961)

Net increase (decrease) from shareholder transactions	(903,912)	(4,676,537)

Net increase (decrease) in net assets	4,387,198	1,760,143

NET ASSETS
Beginning of period	42,710,438	40,950,295

End of period	$47,097,636	$42,710,438

Undistributed net investment income (loss) included in net assets	$111,866	$11,641

CHANGE IN FUND SHARES
Shares sold	294,345	245,328
Shares reinvested	—	15,784
Shares redeemed	(326,089)	(518,843)

Net increase (decrease) from shareholder transactions	(31,744)	(257,731)

78	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		Large-Cap Value Fund
June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012

(unaudited)		(unaudited)

$638,858	$1,228,296	$698,310	$1,322,958
5,057,659	4,796,619	5,147,647	5,608,997
6,520,846	6,673,967	5,896,330	5,095,012

12,217,363	12,698,882	11,742,287	12,026,967

—	(1,589,188)	—	(1,313,141)

—	(1,589,188)	—	(1,313,141)

9,072,623	15,446,847	8,535,961	6,067,463
—	1,589,188	—	1,313,141
(5,019,302)	(11,977,388)	(5,193,022)	(6,844,318)

4,053,321	5,058,647	3,342,939	536,286

16,270,684	16,168,341	15,085,226	11,250,112

92,408,676	76,240,335	71,690,628	60,440,516

$108,679,360	$92,408,676	$86,775,854	$71,690,628

$659,743	$20,885	$1,191,612	$493,302

270,448	522,888	264,828	216,423
—	52,293	—	44,710
(150,603)	(404,918)	(157,572)	(247,176)

119,845	170,263	107,256	13,957

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	79

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Real Estate Securities Fund
	June 30, 2013	December 31, 2012

	(unaudited)

OPERATIONS
Net investment income (loss)	$935,390	$1,441,752
Net realized gain (loss) on total investments	4,534,648	6,045,404
Net change in unrealized appreciation (depreciation) on total investments	(2,159,366)	8,126,182

Net increase (decrease) in net assets from operations	3,310,672	15,613,338

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(1,696,190)

Total distributions	—	(1,696,190)

SHAREHOLDER TRANSACTIONS
Subscriptions	7,117,715	11,678,264
Reinvestments of distributions	—	1,696,190
Redemptions	(5,511,765)	(10,405,385)

Net increase (decrease) from shareholder transactions	1,605,950	2,969,069

Net increase (decrease) in net assets	4,916,622	16,886,217

NET ASSETS
Beginning of period	96,420,818	79,534,601

End of period	$101,337,440	$96,420,818

Undistributed net investment income (loss) included in net assets	$1,157,428	$222,038

CHANGE IN FUND SHARES
Shares sold	228,541	409,017
Shares reinvested	—	57,970
Shares redeemed	(178,788)	(370,698)

Net increase (decrease) from shareholder transactions	49,753	96,289

80	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012

(unaudited)		(unaudited)

$130,070	$641,649	$418,769	$886,159
6,406,573	3,306,497	703,417	1,201,280
625,720	3,621,020	6,047,169	3,215,257

7,162,363	7,569,166	7,169,355	5,302,696

—	(672,128)	—	(824,772)

—	(672,128)	—	(824,772)

3,267,682	4,209,450	6,208,060	3,961,395
—	672,128	—	824,772
(31,407,177)	(7,088,125)	(1,964,302)	(2,866,927)

(28,139,495)	(2,206,547)	4,243,758	1,919,240

(20,977,132)	4,690,491	11,413,113	6,397,164

60,081,272	55,390,781	43,692,410	37,295,246

$39,104,140	$60,081,272	$55,105,523	$43,692,410

$97,420	$(32,650)	$635,976	$217,207

95,775	141,142	200,809	148,244
—	21,815	—	29,872
(957,056)	(239,442)	(63,161)	(106,869)

(861,281)	(76,485)	137,648	71,247

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	81

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Stock Index Fund
	June 30, 2013	December 31, 2012

	(unaudited)

OPERATIONS
Net investment income (loss)	$2,183,783	$4,361,145
Net realized gain (loss) on total investments	(1,835,201)	2,930,112
Net change in unrealized appreciation (depreciation) on total investments	28,646,574	22,028,074

Net increase (decrease) in net assets from operations	28,995,156	29,319,331

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(4,344,154)
From realized gains	—	(1,283,210)

Total distributions	—	(5,627,364)

SHAREHOLDER TRANSACTIONS
Subscriptions	14,434,414	21,175,293
Reinvestments of distributions	—	5,627,364
Redemptions	(13,198,706)	(23,660,941)

Net increase (decrease) from shareholder transactions	1,235,708	3,141,716

Net increase (decrease) in net assets	30,230,864	26,833,683

NET ASSETS
Beginning of period	207,089,723	180,256,040

End of period	$237,320,587	$207,089,723

Undistributed net investment income (loss) included in net assets	$2,728,902	$545,119

CHANGE IN FUND SHARES
Shares sold	416,037	684,667
Shares reinvested	—	178,420
Shares redeemed	(382,014)	(767,386)

Net increase (decrease) from shareholder transactions	34,023	95,701

82	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Bond Fund
June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012

(unaudited)		(unaudited)

$1,414,486	$1,891,116	$2,309,136	$4,985,438
4,610,461	1,439,688	1,522,743	3,392,532
(3,448,506)	19,976,725	(9,088,518)	2,979,381

2,576,441	23,307,529	(5,256,639)	11,357,351

—	(1,219,392)	—	(4,986,269)
—	—	—	(3,221,472)

—	(1,219,392)	—	(8,207,741)

5,673,918	15,111,568	11,977,532	24,296,772
—	1,219,392	—	8,207,741
(4,815,613)	(42,672,375)	(7,319,692)	(9,227,257)

858,305	(26,341,415)	4,657,840	23,277,256

3,434,746	(4,253,278)	(598,799)	26,426,866

77,021,304	81,274,582	184,563,018	158,136,152

$80,456,050	$77,021,304	$183,964,219	$184,563,018

$3,221,672	$1,807,186	$2,304,389	$(4,747)

326,780	1,006,115	459,182	916,029
—	73,903	—	314,232
(278,879)	(2,764,871)	(281,553)	(349,303)

47,901	(1,684,853)	177,629	880,958

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	83

Statements of changes in net assets	concluded

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	June 30, 2013	December 31, 2012

	(unaudited)

OPERATIONS
Net investment income (loss)	$3,395	$14,189
Net realized gain (loss) on total investments	134	154
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) in net assets from operations	3,529	14,343

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,395)	(14,189)

Total distributions	(3,395)	(14,189)

SHAREHOLDER TRANSACTIONS
Subscriptions	64,276,778	75,744,818
Reinvestments of distributions	3,395	14,189
Redemptions	(50,734,699)	(72,983,200)

Net increase (decrease) from shareholder transactions	13,545,474	2,775,807

Net increase (decrease) in net assets	13,545,608	2,775,961

NET ASSETS
Beginning of period	62,598,444	59,822,483

End of period	$76,144,052	$62,598,444

Undistributed net investment income (loss) included in net assets	$(1,606)	$(1,606)

CHANGE IN FUND SHARES
Shares sold	64,276,778	75,744,818
Shares reinvested	3,395	14,189
Shares redeemed	(50,734,699)	(72,983,200)

Net increase (decrease) from shareholder transactions	13,545,474	2,775,807

84	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.89		$16.26	$16.01	$14.18	$10.55	$18.02

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.12	0.05	0.07	0.11	0.14
Net realized and unrealized gain (loss) on total investments	2.20		2.64	0.25	1.83	3.63	(7.48)

Total gain (loss) from investment operations	2.24		2.76	0.30	1.90	3.74	(7.34)

Less distributions from:
Net investment income	—		(0.13)	(0.05)	(0.07)	(0.11)	(0.13)

Total distributions	—		(0.13)	(0.05)	(0.07)	(0.11)	(0.13)

Net asset value, end of period	$21.13		$18.89	$16.26	$16.01	$14.18	$10.55

TOTAL RETURN	11.86	%(b)	16.99%	1.85%	13.42%	35.47%	(40.71)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$47,098		$42,710	$40,950	$37,552	$36,230	$24,501
Ratio of expenses to average net assets before expense reimbursement	0.71	%(c)	0.74%	0.76%	0.63%	0.26%	0.28%
Ratio of expenses to average net assets after expense reimbursement	0.52	%(c)	0.52%	0.52%	0.43%	0.26%	0.28%
Ratio of net investment income (loss) to average net assets	0.42	%(c)	0.69%	0.29%	0.48%	0.98%	0.98%
Portfolio turnover rate	63	%(b)	155%	136%	208%	257%	253%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	85

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth & Income Fund
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$30.37		$26.54	$26.07	$23.27	$18.50	$29.06

Gain from investment operations:
Net investment income (loss) (a)	0.21		0.42	0.29	0.30	0.36	0.46
Net realized and unrealized gain (loss) on total investments	3.78		3.94	0.47	2.82	4.77	(10.58)

Total gain (loss) from investment operations	3.99		4.36	0.76	3.12	5.13	(10.12)

Less distributions from:
Net investment income	—		(0.53)	(0.29)	(0.32)	(0.36)	(0.44)

Total distributions	—		(0.53)	(0.29)	(0.32)	(0.36)	(0.44)

Net asset value, end of period	$34.36		$30.37	$26.54	$26.07	$23.27	$18.50

TOTAL RETURN	13.14	%(b)	16.43%	2.96%	13.41%	27.76%	(34.80)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$108,679		$92,409	$76,240	$72,029	$65,719	$53,235
Ratio of expenses to average net assets before expense reimbursement	0.65	%(c)	0.69%	0.70%	0.56%	0.23%	0.23%
Ratio of expenses to average net assets after expense reimbursement	0.52	%(c)	0.52%	0.52%	0.42%	0.23%	0.23%
Ratio of net investment income (loss) to average net assets	1.26	%(c)	1.41%	1.09%	1.26%	1.77%	1.87%
Portfolio turnover rate	72	%(b)	115%	109%	138%	141%	135%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

86	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Large-Cap Value Fund
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$29.39		$24.92	$26.95	$23.11	$17.87	$31.30

Gain from investment operations:
Net investment income (loss) (a)	0.28		0.55	0.41	0.37	0.42	0.66
Net realized and unrealized gain (loss) on total investments	4.40		4.47	(2.03)	3.87	5.20	(13.42)

Total gain (loss) from investment operations	4.68		5.02	(1.62)	4.24	5.62	(12.76)

Less distributions from:
Net investment income	—		(0.55)	(0.41)	(0.40)	(0.38)	(0.43)
Net realized gains	—		—	—	—	—	(0.24)

Total distributions	—		(0.55)	(0.41)	(0.40)	(0.38)	(0.67)

Net asset value, end of period	$34.07		$29.39	$24.92	$26.95	$23.11	$17.87

TOTAL RETURN	15.96	%(b)	20.14%	(5.95)%	18.36%	31.45%	(40.74)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$86,776		$71,691	$60,441	$64,277	$54,447	$40,302
Ratio of expenses to average net assets before expense reimbursement	0.65	%(c)	0.70%	0.71%	0.59%	0.25%	0.26%
Ratio of expenses to average net assets after expense reimbursement	0.52	%(c)	0.52%	0.52%	0.43%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets	1.70	%(c)	1.99%	1.56%	1.52%	2.12%	2.60%
Portfolio turnover rate	31	%(b)	77%	80%	102%	149%	172%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	87

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Real Estate Securities Fund
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$29.35		$24.94	$23.67	$18.43	$15.24	$26.50

Gain from investment operations:
Net investment income (loss) (a)	0.28		0.45	0.38	0.35	0.49	0.70
Net realized and unrealized gain (loss) on total investments	0.76		4.48	1.20	5.37	3.32	(10.87)

Total gain (loss) from investment operations	1.04		4.93	1.58	5.72	3.81	(10.17)

Less distributions from:
Net investment income	—		(0.52)	(0.31)	(0.48)	(0.62)	(1.09)

Total distributions	—		(0.52)	(0.31)	(0.48)	(0.62)	(1.09)

Net asset value, end of period	$30.39		$29.35	$24.94	$23.67	$18.43	$15.24

TOTAL RETURN	3.54	%(b)	19.79%	6.73%	31.16%	25.11%	(38.27)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$101,337		$96,421	$79,535	$73,759	$53,565	$43,646
Ratio of expenses to average net assets before expense reimbursement	0.66	%(c)	0.71%	0.71%	0.60%	0.25%	0.26%
Ratio of expenses to average net assets after expense reimbursement	0.57	%(c)	0.57%	0.57%	0.48%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets	1.83	%(c)	1.59%	1.53%	1.63%	3.37%	2.94%
Portfolio turnover rate	30	%(b)	65%	58%	66%	65%	97%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

88	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Small-Cap Equity Fund
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$30.87		$27.38	$28.76	$22.70	$17.99	$27.17

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.32	0.14	0.19	0.25	0.34
Net realized and unrealized gain (loss) on total investments	5.06		3.52	(1.36)	6.06	4.74	(9.16)

Total gain (loss) from investment operations	5.17		3.84	(1.22)	6.25	4.99	(8.82)

Less distributions from:
Net investment income	—		(0.35)	(0.16)	(0.19)	(0.28)	(0.36)

Total distributions	—		(0.35)	(0.16)	(0.19)	(0.28)	(0.36)

Net asset value, end of period	$36.04		$30.87	$27.38	$28.76	$22.70	$17.99

TOTAL RETURN	16.75	%(b)	14.02%	(4.23)%	27.55%	27.75%	(32.42)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$39,104		$60,081	$55,391	$60,435	$42,921	$34,609
Ratio of expenses to average net assets before expense reimbursement	0.77	%(c)	0.75%	0.76%	0.58%	0.11%	0.11%
Ratio of expenses to average net assets after expense reimbursement	0.55	%(c)	0.55%	0.55%	0.41%	0.11%	0.11%
Ratio of net investment income (loss) to average net assets	0.64	%(c)	1.08%	0.48%	0.75%	1.33%	1.45%
Portfolio turnover rate	37	%(b)	118%	100%	98%	107%	123%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	89

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Social Choice Equity Fund
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$27.53		$24.61	$25.07	$21.99	$16.91	$27.12

Gain from investment operations:
Net investment income (loss) (a)	0.25		0.58	0.43	0.43	0.40	0.48
Net realized and unrealized gain (loss) on total investments	4.17		2.87	(0.45)	3.09	5.09	(10.28)

Total gain (loss) from investment operations	4.42		3.45	(0.02)	3.52	5.49	(9.80)

Less distributions from:
Net investment income	—		(0.53)	(0.44)	(0.44)	(0.41)	(0.32)
Net realized gains	—		—	—	—	—	(0.09)

Total distributions	—		(0.53)	(0.44)	(0.44)	(0.41)	(0.41)

Net asset value, end of period	$31.95		$27.53	$24.61	$25.07	$21.99	$16.91

TOTAL RETURN	16.06	%(b)	14.01%	(0.05)%	16.01%	32.51%	(36.09)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$55,106		$43,692	$37,295	$35,344	$30,929	$23,938
Ratio of expenses to average net assets before expense reimbursement	0.38	%(c)	0.43%	0.49%	0.42%	0.08%	0.07%
Ratio of expenses to average net assets after expense reimbursement	0.22	%(c)	0.22%	0.22%	0.17%	0.08%	0.07%
Ratio of net investment income (loss) to average net assets	1.67	%(c)	2.16%	1.71%	1.87%	2.20%	2.06%
Portfolio turnover rate	8	%(b)	16%	18%	18%	15%	17%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

90	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Stock Index Fund
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$31.48		$27.81	$28.09	$24.46	$19.39	$31.70

Gain from investment operations:
Net investment income (loss) (a)	0.33		0.68	0.53	0.47	0.44	0.58
Net realized and unrealized gain (loss) on total investments	4.08		3.87	(0.28)	3.63	5.05	(12.34)

Total gain (loss) from investment operations	4.41		4.55	0.25	4.10	5.49	(11.76)

Less distributions from:
Net investment income	—		(0.68)	(0.53)	(0.47)	(0.42)	(0.51)
Net realized gains	—		(0.20)	—	—	—	(0.04)

Total distributions	—		(0.88)	(0.53)	(0.47)	(0.42)	(0.55)

Net asset value, end of period	$35.89		$31.48	$27.81	$28.09	$24.46	$19.39

TOTAL RETURN	14.01	%(b)	16.35%	0.95%	16.79%	28.36%	(37.08)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$237,321		$207,090	$180,256	$177,274	$152,314	$112,938
Ratio of expenses to average net assets before expense reimbursement	0.20	%(c)	0.25%	0.26%	0.21%	0.06%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.09	%(c)	0.09%	0.09%	0.08%	0.06%	0.06%
Ratio of net investment income (loss) to average net assets	1.93	%(c)	2.22%	1.85%	1.86%	2.11%	2.19%
Portfolio turnover rate	4	%(b)	6%	6%	7%	7%	7%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	91

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	International Equity Fund
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.60		$12.85	$17.24	$14.58	$11.43	$24.02

Gain from investment operations:
Net investment income (loss) (a)	0.30		0.32	0.28	0.19	0.22	0.51
Net realized and unrealized gain (loss) on total investments	0.26		3.70	(4.41)	2.67	3.40	(12.53)

Total gain (loss) from investment operations	0.56		4.02	(4.13)	2.86	3.62	(12.02)

Less distributions from:
Net investment income	—		(0.27)	(0.26)	(0.20)	(0.47)	(0.01)
Net realized gains	—		—	—	—	—	(0.56)

Total distributions	—		(0.27)	(0.26)	(0.20)	(0.47)	(0.57)

Net asset value, end of period	$17.16		$16.60	$12.85	$17.24	$14.58	$11.43

TOTAL RETURN	3.37	%(b)	31.27%	(23.88)%	19.63%	31.74%	(50.00)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$80,456		$77,021	$81,275	$111,732	$94,015	$68,240
Ratio of expenses to average net assets before expense reimbursement	0.77	%(c)	0.80%	0.81%	0.65%	0.30%	0.32%
Ratio of expenses to average net assets after expense reimbursement	0.60	%(c)	0.60%	0.60%	0.50%	0.30%	0.32%
Ratio of net investment income (loss) to average net assets	3.55	%(c)	2.21%	1.77%	1.30%	1.78%	2.79%
Portfolio turnover rate	54	%(b)	111%	108%	117%	116%	185%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

92	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Financial highlights	continued

TIAA-CREF Life Funds  ▪  For the period or year ended

	Bond Fund
	6/30/13		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$26.15		$25.60	$24.88	$24.13	$23.38	$24.55

Gain from investment operations:
Net investment income (loss) (a)	0.32		0.77	0.87	0.93	1.06	1.29
Net realized and unrealized gain (loss) on total investments	(1.04)		1.00	0.70	0.73	0.68	(1.19)

Total gain (loss) from investment operations	(0.72)		1.77	1.57	1.66	1.74	0.10

Less distributions from:
Net investment income	—		(0.74)	(0.85)	(0.91)	(0.99)	(1.27)
Net realized gains	—		(0.48)	—	—	—	—

Total distributions	—		(1.22)	(0.85)	(0.91)	(0.99)	(1.27)

Net asset value, end of period	$25.43		$26.15	$25.60	$24.88	$24.13	$23.38

TOTAL RETURN	(2.75	)%(b)	6.91%	6.31%	6.91%	7.40%	0.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$183,964		$184,563	$158,136	$137,000	$115,865	$91,953
Ratio of expenses to average net assets before expense reimbursement	0.48	%(c)	0.53%	0.53%	0.41%	0.10%	0.10%
Ratio of expenses to average net assets after expense reimbursement	0.35	%(c)	0.35%	0.35%	0.27%	0.10%	0.10%
Ratio of net investment income (loss) to average net assets	2.50	%(c)	2.92%	3.41%	3.66%	4.41%	5.27%
Portfolio turnover rate	73	%(b)	174%	92%	67%	147%	92%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2013 Semiannual Report	93

Financial highlights	concluded

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	6/30/13		12/31/12		12/31/11		12/31/10		12/31/09	12/31/08

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.01	0.03
Net realized and unrealized gain (loss) on total investments	—		0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	—

Total gain (loss) from investment operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.01	0.03

Less distributions from:
Net investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)

Total distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.01	%(b)	0.02%		0.03%		0.12%		0.54%	2.86%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$76,144		$62,598		$59,822		$61,766		$74,102	$117,322
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.39%		0.39%		0.27%		0.09%	0.07%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15	%(c)	0.15%		0.15%		0.12%		0.09%	0.07%
Ratio of net investment income (loss) to average net assets	0.01	%(c)	0.02%		0.03%		0.12%		0.58%	2.80%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.

94	2013 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases

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Notes to financial statements (unaudited)

and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009–2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual

96	2013 Semiannual Report ▪ TIAA-CREF Life Funds

continued

reporting periods beginning on or after January 1, 2013. The Funds have adopted these new disclosure requirements for this June 30, 2013 semiannual report. Management has evaluated the new disclosure requirements and has determined no additional disclosure is required.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent

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Notes to financial statements (unaudited)

quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2013, there were no material transfers between levels by the Funds.

As of June 30, 2013, 100% of the value of investments in the Small-Cap Equity Fund was valued based on Level 1 inputs.

As of June 30, 2013, the Social Choice Equity Fund held Level 3 securities valued at zero. All other investments were valued based on Level 1 inputs.

As of June 30, 2013, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the funds’ investments as of June 30, 2013 based on the inputs used to value them:

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continued

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Consumer discretionary*	$10,336,578	$922,049	$—	$11,258,627
Consumer staples	655,351	454,358	—	1,109,709
Energy	1,200,805	—	—	1,200,805
Financials	2,819,617	138,436	—	2,958,053
Health care	7,669,554	441,294	—	8,110,848
Industrials	6,189,786	—	—	6,189,786
Information technology*	13,326,566	—	—	13,326,566
Materials	2,319,541	—	—	2,319,541
Short-term investments	611,465	—	—	611,465

Total	$45,129,263	$1,956,137	$—	$47,085,400

Growth & Income
Consumer discretionary	$16,141,490	$—	$—	$16,141,490
Consumer staples	10,321,038	1,709,543	—	12,030,581
Energy	11,118,967	—	—	11,118,967
Financials	15,690,024	—	—	15,690,024
Health care	14,825,245	1,063,098	—	15,888,343
Industrials	10,903,044	179,321	—	11,082,365
Information technology*	17,768,572	198,628	—	17,967,200
Materials	4,216,267	—	—	4,216,267
Telecommunication services	1,736,378	—	—	1,736,378
Utilities	2,410,867	—	—	2,410,867
Short-term investments	1,672,764	—	—	1,672,764
Written options**	(3,418)	—	—	(3,418)

Total	$106,801,238	$3,150,590	$—	$109,951,828

Large-Cap Value
Consumer discretionary	$7,447,027	$187,602	$—	$7,634,629
Consumer staples	3,435,631	1,351,493	—	4,787,124
Energy	12,415,055	—	—	12,415,055
Financials	20,827,915	65,459	—	20,893,374
Health care*	11,796,614	1,078,798	—	12,875,412
Industrials*	8,448,818	107,383	—	8,556,201
Information technology*	8,342,707	—	—	8,342,707
Materials	2,411,281	331,258	—	2,742,539
Telecommunication services	2,407,268	—	—	2,407,268
Utilities	4,389,910	—	—	4,389,910
Short-term investments	2,379,052	—	—	2,379,052

Total	$84,301,278	$3,121,993	$—	$87,423,271

Real Estate Securities
Casinos & gaming	$264,300	$—	$—	$264,300
Diversified real estate activities	—	321,395	3,540	324,935
Diversified REITs	2,952,990	—	—	2,952,990
Homebuilding	3,965,500	—	—	3,965,500
Hotels, resorts & cruise lines	870,320	—	—	870,320
Industrial REITs	7,098,950	—	—	7,098,950

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Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities—continued
Office REITs	$9,724,270	$—	$—	$9,724,270
Real estate operating companies	2,201,934	—	—	2,201,934
Real estate operating services	384,320	—	—	384,320
Residential REITs	18,270,740	—	—	18,270,740
Retail REITs	22,921,020	—	—	22,921,020
Security and alarm services	1,389,550	—	—	1,389,550
Specialized REITs	29,666,520	—	—	29,666,520

Total	$99,710,414	$321,395	$3,540	$100,035,349

Stock Index
Consumer discretionary	$30,840,028	$—	$—	$30,840,028
Consumer staples	21,362,457	—	—	21,362,457
Energy	22,240,741	—	—	22,240,741
Financials	42,702,799	—	—	42,702,799
Health care	29,065,159	—	—	29,065,159
Industrials	26,099,776	—	—	26,099,776
Information technology	40,904,578	—	112	40,904,690
Materials	8,630,187	—	—	8,630,187
Telecommunication services	5,784,391	—	—	5,784,391
Utilities	7,844,350	—	—	7,844,350
Short-term investments	6,313,596	—	—	6,313,596
Futures**	2,072			2,072

Total	$241,790,134	$—	$112	$241,790,246

International Equity
France	$—	$9,472,834	$—	$9,472,834
Germany	—	11,017,569	—	11,017,569
India	—	3,964,377	—	3,964,377
Japan	—	11,760,046	—	11,760,046
Sweden	—	5,716,814	—	5,716,814
Switzerland	—	12,726,614	—	12,726,614
United Kingdom	—	19,072,991	—	19,072,991
Other*	1,003,756	5,460,318	—	6,464,074
Short-term investments	4,795,142	—	—	4,795,142

Total	$5,798,898	$79,191,563	$—	$84,990,461

Bond
Bank loan obligations	$—	$720,687	$—	$720,687
Corporate bonds	—	70,234,182	—	70,234,182
Government bonds	—	89,627,923	—	89,627,923
Structured assets	—	15,982,900	—	15,982,900
Preferred stocks	104,210	—	—	104,210
Short-term investments	—	5,699,416	—	5,699,416

Total	$104,210	$182,265,108	$—	$182,369,318

*	Includes American Depositary Receipts in Level 1.
**	Derivative instruments are not reflected in the summary portfolio of investments.

100	2013 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At June 30, 2013, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities:

	Asset derivatives			Liabilities derivatives
Derivative contracts	Location		Fair value amount	Location	Fair value amount

Growth & Income Fund
Equity contracts			$—	Written options	$3,418

Small-Cap Equity Fund
Equity contracts	Futures	*	7,299		—

Stock Index Fund
Equity contracts	Futures	*	6,853		—

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the period ended June 30, 2013, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Growth Equity Fund
Equity contracts	Written options	$(2,264)	$—

Growth & Income Fund
Equity contracts	Written options	51,211	3,609

Real Estate Securities Fund
Equity contracts	Written options	(15,800)	—

Small-Cap Equity Fund
Equity contracts	Futures transactions	62,373	(4,374)

Stock Index Fund
Equity contracts	Futures transactions	323,917	7,344

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon

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Notes to financial statements (unaudited)

entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended June 30, 2013, the Small-Cap Equity Fund and the Stock Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% and 0% and 3% of net assets, respectively.

At June 30, 2013, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Market value	Expiration date	Unrealized gain (loss)

Small-Cap Equity	Russell 2000 Mini Index	7	$682,290	September 2013	$7,299

Stock Index	S&P 500 E Mini Index	12	959,580	September 2013	4,245
	Russell 2000 Mini Index	1	97,470	September 2013	1,102
	S&P MidCap 400 E Mini Index	1	115,790	September 2013	1,506

Total		14	$1,172,840		$6,853

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2013, the Growth Equity Fund, the Growth & Income Fund and the Real Estate Securities Fund had exposure to options, based on underlying nominal values, generally between 0% and 1% of net assets, 0% and 2% of net assets and 0% and 1% of net assets, respectively.

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continued

Written options outstanding as of June 30, 2013, were as follows:

Fund	Number of contracts	Value

Growth & Income Fund
Alexion Pharmaceuticals, Inc., Call, 07/20/13 at $115	4	$(360)
American International Group Inc., Call, 07/05/13 at $46.50	9	(81)
Celgene Corp, Call, 06/28/13 at $120	3	(3)
Celgene Corp, Call, 07/05/13 at $122	3	(135)
Cree, Inc., Call, 06/28/13 at $63.50	2	(62)
Cree, Inc., Call, 07/05/13 at $66	6	(246)
Google, Inc., Call, 06/28/13 at $890	1	(1)
Green Mountain Coffee Roasters, Inc., Call, 06/28/13 at $76	6	(6)
Monsanto Co., Call, 07/05/13 at $101	12	(348)
Monsanto Co., Call, 07/05/13 at $102	9	(135)
NetFlix, Inc., Call, 06/28/13 at $230	1	(1)
Philip Morris International, Inc., Call, 07/20/13 at $90	12	(420)
Qualcomm, Inc., Call, 07/05/13 at $60	12	(1,620)

Total	80	$(3,418)

Transactions in written options and related premiums received during the period ended June 30, 2013, were as follows:

	Number of contracts	Premiums

Growth Equity Fund
Outstanding at beginning of period	—	$—
Written	52	3,753
Purchased	(13)	(1,784)
Exercised	(3)	(375)
Expired	(36)	(1,594)

Outstanding at end of period	—	$—

Growth & Income Fund
Outstanding at beginning of period	15	$2,716
Written	1,630	61,093
Purchased	(309)	(12,777)
Exercised	(469)	(16,448)
Expired	(787)	(30,134)

Outstanding at end of period	80	$4,450

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which

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Notes to financial statements (unaudited)

the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Beginning May 29, 2013, Advisors began waiving a portion of the investment management fees for the Money Market Fund. This waiver is voluntary in nature and can be discontinued at any time. The amounts waived are disclosed on the Statements of Operations.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of June 30, 2013, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
Large-Cap Value	0.45%	0.52%
Real Estate Securities	0.50%	0.57%
Small-Cap Equity	0.48%	0.55%
Social Choice Equity	0.15%	0.22%
Stock Index	0.06%	0.09%
International Equity	0.50%	0.60%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%

*	Maximum expense amounts reflect the majority of expenses, excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2014. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds. Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. During the period ended June 30, 2013, TIAA received total proceeds of $28,863,147 from the redemption of its investment in the Small-Cap Equity Fund.

104	2013 Semiannual Report ▪ TIAA-CREF Life Funds

continued

The following is the percentage of the Funds’ shares owned by affiliates as of June 30, 2013:

Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by TIAA	Percentage of shares

Growth Equity	100%	—%	100%
Growth & Income	84	16	100
Large-Cap Value	63	37	100
Real Estate Securities	56	44	100
Small-Cap Equity	100	—	100
Social Choice Equity	71	29	100
Stock Index	100	—	100
International Equity	100	—	100
Bond	60	40	100
Money Market	100	—	100

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issue or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

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Notes to financial statements (unaudited)

Net unrealized appreciation (depreciation): At June 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Growth Equity	$41,144,659	$6,958,318	$(1,017,577)	$5,940,741
Growth & Income	92,197,127	19,019,801	(1,261,682)	17,758,119
Large-Cap Value	79,565,527	11,301,217	(3,443,473)	7,857,744
Real Estate Securities	89,825,905	11,980,320	(1,770,876)	10,209,444
Small-Cap Equity	35,643,880	6,520,537	(1,196,798)	5,323,739
Social Choice Equity	43,179,744	14,457,898	(2,941,660)	11,516,238
Stock Index	182,761,275	78,896,672	(19,869,773)	59,026,899
International Equity	81,670,901	7,298,297	(3,978,737)	3,319,560
Bond	184,152,955	2,825,752	(4,609,389)	(1,783,637)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended June 30, 2013 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$29,244,462	$—	$30,590,723	$—
Growth & Income	77,018,989	—	72,345,659	—
Large-Cap Value	28,233,013	—	24,881,980	—
Real Estate Securities	34,825,467	—	30,338,417	—
Small-Cap Equity	14,803,521	—	43,199,742	—
Social Choice Equity	8,277,505	—	3,775,065	—
Stock Index	11,819,247	—	8,126,381	—
International Equity	42,400,386	—	39,876,790	—
Bond	60,082,013	87,745,321	69,245,847	63,115,642

106	2013 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2012 was as follows:

		2012
Fund	Ordinary income	Long-term capital gains	Total

Growth Equity	$298,477	$—	$298,477
Growth & Income	1,583,060	6,128	1,589,188
Large-Cap Value	1,313,141	—	1,313,141
Real Estate Securities	1,696,190	—	1,696,190
Small-Cap Equity	672,128	—	672,128
Social Choice Equity	824,772	—	824,772
Stock Index	4,344,154	1,283,210	5,627,364
International Equity	1,219,392	—	1,219,392
Bond	6,398,349	1,809,392	8,207,741
Money Market	14,189	—	14,189

The tax character of the fiscal year 2013 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2013, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Life Funds ▪ 2013 Semiannual Report	107

Board renewal of the investment management agreement (unaudited)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) is responsible for determining whether to initially approve for a two-year term and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 28, 2013, at which it considered the annual renewal of the Agreement with respect to each Fund. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the

108	2013 Semiannual Report ▪ TIAA-CREF Life Funds

investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2013, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group or, for the Stock Index Fund only, its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with

TIAA-CREF Life Funds ▪ 2013 Semiannual Report	109

Board renewal of the investment management agreement (unaudited)

respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) fees charged by other advisers for managing similar funds; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2013, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and the TIAA Separate Account VA-1. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying

110	2013 Semiannual Report ▪ TIAA-CREF Life Funds

continued

out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of the Stock Index Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on the Stock Index Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2012 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates that permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had incurred losses with respect to most of the Funds under the Agreement and that TAI expected this trend to continue for certain Funds including the Stock Index, Social Choice Equity

TIAA-CREF Life Funds ▪ 2013 Semiannual Report	111

Board renewal of the investment management agreement (unaudited)

and Money Market Funds. TAI’s losses on the Money Market Fund were due to ongoing advisory and other waivers by TAI and its affiliates necessary to maintain a Fund yield of at least 0.00%. For other Funds, the profits earned or losses incurred were small and demonstrated TAI’s current expectation that these Funds would operate near break-even levels under their current arrangements. With respect to those Funds for which the Agreement was profitable to TAI in 2012, the Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable products, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most other comparable mutual funds that underlie variable products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds that underlie variable products are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable products.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board determined that the current fee rates at current asset levels generally were low as compared to peer groups of mutual funds that underlie variable products. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current and potential economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, in the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the

112	2013 Semiannual Report ▪ TIAA-CREF Life Funds

continued

management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI; may target different types of investors; and/or may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Fund-by-Fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2012 under the Agreement. To the extent that a Fund’s factors below do not include references to any or all of its Expense Group, Expense Universe, Performance Group or Performance Universe categories, it is because there were insufficient comparable funds in existence for Lipper to either create such categories or to create quintile rankings within such categories.

TIAA-CREF Life Funds ▪ 2013 Semiannual Report	113

Board renewal of the investment management agreement (unaudited)

Growth Equity Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.

•

The Fund’s total expenses and management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 3rd quintile of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for the one-, three- and five-year periods and in the 2nd quintile of its Performance Group for the ten-year period. The Fund was in the 2nd quintile of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one- and three-year periods and in the 3rd quintile of its Performance Universe for the five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 2nd, 2nd and 1st quintiles, respectively, of its Performance Group for the one-, three-, five- and ten-year periods. The Fund was in the 2nd quintile of its Performance Universe for the one-year period and in the 1st quintile of its Performance Universe for the three-, five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 1st, 1st and 2nd quintiles of its Performance Group for the one, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one-year period and in the 3rd quintile of its Performance Universe for the three-, five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

114	2013 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Real Estate Securities Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 1st, 1st, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate is 0.48% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 4th, 4th, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 4th, 3rd, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

TIAA-CREF Life Funds ▪ 2013 Semiannual Report	115

Board renewal of the investment management agreement (unaudited)

Stock Index Fund

•	The Fund’s annual contractual management fee rate is 0.06% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 1st, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•

For the one- and three-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000® Index, was +3 and 0 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 1st, 2nd, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 3rd, 5th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 4th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 3rd and 4th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

116	2013 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•

The Fund’s total expenses and management fees were in the 2nd quintile of its Expense Group. The Fund’s total expenses and management fees were in the 1st and 2nd quintiles, respectively, of its Expense Universe.

•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for the one-, three-and five-year periods.
•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	Since July 2009, TAI and its affiliates have waived or reimbursed Fund fees or expenses as needed to maintain a Fund yield of at least 0.00%.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Life Funds ▪ 2013 Semiannual Report	117

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How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. ET, Monday–Friday

For the hearing- or

speech-impaired

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

TIAA CREF
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C11399

A10937 (8/13)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 2.2%
14,670		Delphi Automotive plc	$743,622
6,928	*	General Motors Co	230,772
446	*	Tesla Motors, Inc	47,914

		TOTAL AUTOMOBILES & COMPONENTS	1,022,308

CAPITAL GOODS - 8.1%
8,234		Boeing Co	843,491
3,694		Chicago Bridge & Iron Co NV	220,384
3,942		Cummins, Inc	427,550
4,722		Precision Castparts Corp	1,067,219
3,395		Roper Industries, Inc	421,727
3,240		W.W. Grainger, Inc	817,063

		TOTAL CAPITAL GOODS	3,797,434

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
13,108	*	Nielsen Holdings NV	440,298
8,433	*	Verisk Analytics, Inc	503,450

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	943,748

CONSUMER DURABLES & APPAREL - 4.5%
1,756	*	Fossil Group, Inc	181,412
8,469		Luxottica Group S.p.A.	428,492
3,040		LVMH Moet Hennessy Louis Vuitton S.A.	493,557
10,455		Nike, Inc (Class B)	665,774
2,109		Ralph Lauren Corp	366,418

		TOTAL CONSUMER DURABLES & APPAREL	2,135,653

CONSUMER SERVICES - 4.9%
3,677	*	Hyatt Hotels Corp	148,404
16,299		Las Vegas Sands Corp	862,706
14,776		Starbucks Corp	967,680
5,067		Starwood Hotels & Resorts Worldwide, Inc	320,184

		TOTAL CONSUMER SERVICES	2,298,974

DIVERSIFIED FINANCIALS - 5.1%
2,238	*	Affiliated Managers Group, Inc	366,898
4,968		Ameriprise Financial, Inc	401,812
3,742		Apollo Management LP	90,182
20,923		Blackstone Group LP	440,638
1,218		Goldman Sachs Group, Inc	184,222
2,743	*	IntercontinentalExchange, Inc	487,596
7,072		Moody’s Corp	430,897

		TOTAL DIVERSIFIED FINANCIALS	2,402,245

ENERGY - 2.6%
2,716		EOG Resources, Inc	357,643
7,059	*	FMC Technologies, Inc	393,045
10,789		Halliburton Co	450,117

		TOTAL ENERGY	1,200,805

FOOD, BEVERAGE & TOBACCO - 0.5%
4,055	*	Monster Beverage Corp	246,422

		TOTAL FOOD, BEVERAGE & TOBACCO	246,422

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
2,921	*	Cerner Corp	$280,679
5,828	*	Edwards Lifesciences Corp	391,641

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	672,320

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
19,445		Avon Products, Inc	408,929
2,764		L’Oreal S.A.	454,358

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	863,287

MATERIALS - 4.9%
4,812		Ecolab, Inc	409,934
13,766		Monsanto Co	1,360,081
926		PPG Industries, Inc	135,576
2,344		Sherwin-Williams Co	413,950

		TOTAL MATERIALS	2,319,541

MEDIA - 4.6%
5,043		CBS Corp (Class B)	246,451
11,417		Comcast Corp (Class A)	478,144
9,114	*	Discovery Communications, Inc (Class A)	703,692
1,612	*	Tribune Co	91,723
10,173		Walt Disney Co	642,425

		TOTAL MEDIA	2,162,435

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 15.8%
3,408	*	Alexion Pharmaceuticals, Inc	314,354
2,727		Allergan, Inc	229,722
6,448	*	Biogen Idec, Inc	1,387,610
9,990		Bristol-Myers Squibb Co	446,453
7,780	*	Celgene Corp	909,560
26,836	*	Gilead Sciences, Inc	1,374,272
8,074	*,e	Illumina, Inc	604,258
3,816	*	Mylan Laboratories, Inc	118,411
8,017		Perrigo Co	970,057
1,778		Roche Holding AG.	441,294
2,754	*	Vertex Pharmaceuticals, Inc	219,962
13,680		Zoetis Inc	422,575

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,438,528

REAL ESTATE - 1.2%
64,000		Global Logistic Properties	138,436
8,688	*	Realogy Holdings Corp	417,372

		TOTAL REAL ESTATE	555,808

RETAILING - 7.7%
4,740	*	Amazon.com, Inc	1,316,250
10,087	*	Carmax, Inc	465,616
5,209	*	Ctrip.com International Ltd (ADR)	169,970
8,022		Expedia, Inc	482,523
40,899	*	Groupon, Inc	347,641
9,676		Home Depot, Inc	749,600
510	*	NetFlix, Inc	107,656

		TOTAL RETAILING	3,639,256

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
23,852		Applied Materials, Inc	355,633
11,003		Broadcom Corp (Class A)	371,461
5,233	*	Lam Research Corp	232,031
7,681	*	NXP Semiconductors NV	237,958
10,903		Xilinx, Inc	431,868

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,628,951

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 20.4%
21,819	*	Adobe Systems, Inc	$994,074
21,576	*	eBay, Inc	1,115,911
18,608	*	Facebook, Inc	462,595
1,832	*	Google, Inc (Class A)	1,612,838
22,542		Intuit, Inc	1,375,738
1,993	*	LinkedIn Corp	355,352
1,600		Mastercard, Inc (Class A)	919,200
13,928	*	Red Hat, Inc	666,037
6,789	*	Salesforce.com, Inc	259,204
8,284	*	Teradata Corp	416,105
7,799		Visa, Inc (Class A)	1,425,267
196	*	Workday, Inc	12,561

		TOTAL SOFTWARE & SERVICES	9,614,882

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
40,036	*	Alcatel-Lucent (ADR)	72,865
2,646		Apple, Inc	1,048,028
15,131		Cisco Systems, Inc	367,835
15,433		EMC Corp	364,527
3,757		Qualcomm, Inc	229,478

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,082,733

TRANSPORTATION - 3.1%
24,688	*	Hertz Global Holdings, Inc	612,263
7,893		Kansas City Southern Industries, Inc	836,342

		TOTAL TRANSPORTATION	1,448,605

		TOTAL COMMON STOCKS (Cost $40,497,109)	46,473,935

SHORT-TERM INVESTMENTS - 1.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
611,465	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	611,465

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	611,465

		TOTAL SHORT-TERM INVESTMENTS (Cost $611,465)	611,465

		TOTAL INVESTMENTS - 100.0% (Cost $41,108,574)	47,085,400
		OTHER ASSETS & LIABILITIES, NET - 0.0%	12,236

		NET ASSETS - 100.0%	$47,097,636

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $598,196.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.8%
14,863		Delphi Automotive plc	$753,405
1,191	*	Tesla Motors, Inc	127,949

		TOTAL AUTOMOBILES & COMPONENTS	881,354

BANKS - 2.4%
10,428	*	CIT Group, Inc	486,258
9,000	*	Ocwen Financial Corp	370,980
42,928		Wells Fargo & Co	1,771,638

		TOTAL BANKS	2,628,876

CAPITAL GOODS - 7.5%
6,747		AGCO Corp	338,632
10,257		Eaton Corp	675,013
7,151		General Dynamics Corp	560,138
84,155		General Electric Co	1,951,555
19,304		Honeywell International, Inc	1,531,579
28,636		Invensys plc	179,321
7,777		ITT Corp	228,722
4,636		Pall Corp	307,969
3,263		Precision Castparts Corp	737,471
5,529		Roper Industries, Inc	686,812
5,233	*	Teledyne Technologies, Inc	404,773
1,991		W.W. Grainger, Inc	502,090

		TOTAL CAPITAL GOODS	8,104,075

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
7,595		ADT Corp	302,661
13,372		Tyco International Ltd	440,607

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	743,268

CONSUMER DURABLES & APPAREL - 2.1%
9,912	*	CROCS, Inc	163,548
22,693		DR Horton, Inc	482,907
9,923	*	Jarden Corp	434,131
2,810	*	Mohawk Industries, Inc	316,097
1,518	*,e	SodaStream International Ltd	110,283
8,418	*	TRI Pointe Homes, Inc	139,570
2,185		VF Corp	421,836
4,323		Wolverine World Wide, Inc	236,079

		TOTAL CONSUMER DURABLES & APPAREL	2,304,451

CONSUMER SERVICES - 1.4%
6,178	*	Chuy’s Holdings, Inc	236,864
8,276		Las Vegas Sands Corp	438,049
8,906	*	Penn National Gaming, Inc	470,771
9,506	e	Six Flags Entertainment Corp	334,231

		TOTAL CONSUMER SERVICES	1,479,915

DIVERSIFIED FINANCIALS - 7.1%
9,722		American Express Co	726,817
125,499		Bank of America Corp	1,613,917
39,663		Citigroup, Inc	1,902,634
4,450		CME Group, Inc	338,111

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

17,703		Discover Financial Services	$843,371
8,192		JPMorgan Chase & Co	432,456
32,958		Morgan Stanley	805,164
3,076		Oaktree Capital Group LLC	161,644
14,045		State Street Corp	915,874

		TOTAL DIVERSIFIED FINANCIALS	7,739,988

ENERGY - 10.2%
13,244		Anadarko Petroleum Corp	1,138,057
6,264	*	Cameron International Corp	383,106
9,306	*	Cheniere Energy, Inc	258,335
20,797		Chevron Corp	2,461,117
5,674	*	Concho Resources, Inc	475,027
5,700		EOG Resources, Inc	750,576
4,543		Equitable Resources, Inc	360,578
20,087		Exxon Mobil Corp	1,814,860
26,046		Halliburton Co	1,086,639
20,836		Marathon Oil Corp	720,509
6,890		Occidental Petroleum Corp	614,795
7,846		Phillips 66	462,208
17,213		Spectra Energy Corp	593,160

		TOTAL ENERGY	11,118,967

FOOD & STAPLES RETAILING - 1.2%
4,924		Costco Wholesale Corp	544,447
9,613		Wal-Mart Stores, Inc	716,072

		TOTAL FOOD & STAPLES RETAILING	1,260,519

FOOD, BEVERAGE & TOBACCO - 7.8%
22,951		Altria Group, Inc	803,055
22,285		Britvic plc	173,862
5,088		Brown-Forman Corp (Class B)	343,694
17,901		Campbell Soup Co	801,786
15,130		ConAgra Foods, Inc	528,491
10,749	*	Constellation Brands, Inc (Class A)	560,238
16,772	*	Dean Foods Co	168,056
2,611	*,d,e	Green Mountain Coffee Roasters, Inc	195,982
2,785		Groupe Danone	209,622
8,899		Hershey Co	794,503
11,989		Kraft Foods Group, Inc	669,826
4,546	*	Monster Beverage Corp	276,260
23,332		PepsiCo, Inc	1,908,324
5,808	d	Philip Morris International, Inc	503,089
4,102		Remy Cointreau S.A.	435,266
9,612	*,e	WhiteWave Foods Co (Class A)	156,195

		TOTAL FOOD, BEVERAGE & TOBACCO	8,528,249

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
18,000		Aetna, Inc	1,143,720
49,075	*	Boston Scientific Corp	454,925
9,374	*	Catamaran Corp	456,701
20,925		Medtronic, Inc	1,077,010

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,132,356

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
5,248		Beiersdorf AG.	457,147
2,638		L’Oreal S.A.	433,646
17,548		Procter & Gamble Co	1,351,021

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,241,814

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INSURANCE - 4.1%
12,603		ACE Ltd	$1,127,716
9,743	*,d	American International Group, Inc	435,512
8,462	*	Berkshire Hathaway, Inc (Class B)	947,067
30,303		Hartford Financial Services Group, Inc	936,969
21,306		Metlife, Inc	974,963

		TOTAL INSURANCE	4,422,227

MATERIALS - 3.9%
7,285		Axiall Corp	310,195
13,605	*	Berry Plastics Group, Inc	300,262
16,999		International Paper Co	753,226
8,521		LyondellBasell Industries AF S.C.A	564,602
12,525	d	Monsanto Co	1,237,470
3,674		PPG Industries, Inc	537,910
21,403		Sealed Air Corp	512,602

		TOTAL MATERIALS	4,216,267

MEDIA - 4.5%
2,959	*	Charter Communications, Inc	366,472
28,016		Comcast Corp (Class A)	1,173,310
5,620		DISH Network Corp (Class A)	238,962
8,674	*,e	Lions Gate Entertainment Corp	238,275
3,738		Time Warner Cable, Inc	420,450
13,860		Time Warner, Inc	801,385
12,998		Viacom, Inc (Class B)	884,514
12,144		Walt Disney Co	766,894

		TOTAL MEDIA	4,890,262

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.7%
5,399	*	Actavis, Inc	681,462
1,781	*	Aegerion Pharmaceuticals, Inc	112,809
4,697	*,d	Alexion Pharmaceuticals, Inc	433,251
8,002		Amgen, Inc	789,477
1,755	*	Biogen Idec, Inc	377,676
4,496	*	BioMarin Pharmaceuticals, Inc	250,832
3,655	*	Biovail Corp	314,622
20,446	*	Biovitrum AB	122,320
637	*,e	Bluebird Bio, Inc	15,906
10,161		Bristol-Myers Squibb Co	454,095
2,634	*,d	Celgene Corp	307,941
29,636	*	Gilead Sciences, Inc	1,517,660
4,703	*,e	Illumina, Inc	351,972
5,890	*	Jazz Pharmaceuticals plc	404,820
21,113		Johnson & Johnson	1,812,762
4,250	*	Medivation, Inc	209,100
27,091		Merck & Co, Inc	1,258,377
7,200	*	Mylan Laboratories, Inc	223,416
6,122		Novartis AG.	433,625
1,720		Novo Nordisk AS (Class B)	267,395
48,967		Pfizer, Inc	1,371,566
966		Roche Holding AG.	239,758
3,285	*	Salix Pharmaceuticals Ltd	217,303
2,831	*	Theravance, Inc	109,078
15,499	e	Zoetis Inc	478,764

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,755,987

REAL ESTATE - 0.8%
7,538		American Tower Corp	551,556
7,231	*	Realogy Holdings Corp	347,377

		TOTAL REAL ESTATE	898,933

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

RETAILING - 6.1%
2,452	*	Amazon.com, Inc	$680,896
12,682		Best Buy Co, Inc	346,599
14,818		Gap, Inc	618,355
63,704	*	Groupon, Inc	541,484
21,619		Home Depot, Inc	1,674,824
15,024		Macy’s, Inc	721,152
2,705	*,d	NetFlix, Inc	570,999
16,222	e	PetMed Express, Inc	204,397
16,237		TJX Companies, Inc	812,824
6,801	*	TripAdvisor, Inc	413,977

		TOTAL RETAILING	6,585,507

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
8,234		Broadcom Corp (Class A)	277,980
5,680	*,d	Cree, Inc	362,725
28,600		Intel Corp	692,692
8,481	*	Micron Technology, Inc	121,533
10,813	*	NXP Semiconductors NV	334,987
21,766	*	SunEdison, Inc	177,828
12,383		Xilinx, Inc	490,490

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,458,235

SOFTWARE & SERVICES - 7.3%
2,746	*,e	Alliance Data Systems Corp	497,108
44,231		Compuware Corp	457,791
7,297	*	Constant Contact, Inc	117,263
8,836	*	eBay, Inc	456,998
2,529	*,d	Google, Inc (Class A)	2,226,456
49,961		Microsoft Corp	1,725,153
2,566	*	MicroStrategy, Inc (Class A)	223,139
28,221		Oracle Corp	866,949
4,174	*	Splunk, Inc	193,507
15,868	*	Take-Two Interactive Software, Inc	237,544
4,551	*	VMware, Inc (Class A)	304,872
15,384	*	Yahoo!, Inc	386,292
10,449	*	Yandex NV	288,706

		TOTAL SOFTWARE & SERVICES	7,981,778

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
103,030	*	Alcatel-Lucent (ADR)	187,515
6,857		Apple, Inc	2,715,921
79,108		Cisco Systems, Inc	1,923,115
4,213	*	F5 Networks, Inc	289,854
16,979		Hewlett-Packard Co	421,079
25,070		High Tech Computer Corp	198,628
42,015	*	JDS Uniphase Corp	604,176
12,159	*	NetApp, Inc	459,367
9,309	d	Qualcomm, Inc	568,594
1,898	*,e	Stratasys Ltd	158,938

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,527,187

TELECOMMUNICATION SERVICES - 1.6%
34,493		Verizon Communications, Inc	1,736,378

		TOTAL TELECOMMUNICATION SERVICES	1,736,378

TRANSPORTATION - 2.1%
4,845		Canadian Pacific Railway Ltd	588,086
36,280	*	Delta Air Lines, Inc	678,799
20,106	*	Hertz Global Holdings, Inc	498,629
4,431		Kansas City Southern Industries, Inc	469,508

		TOTAL TRANSPORTATION	2,235,022

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

UTILITIES - 2.2%
9,919		American Water Works Co, Inc	$408,960
3,632		Atmos Energy Corp	149,130
13,635	*	Calpine Corp	289,471
4,012		Entergy Corp	279,556
7,724		NextEra Energy, Inc	629,352
6,245		Sempra Energy	510,591
3,215		UNS Energy Corp	143,807

		TOTAL UTILITIES	2,410,867

		TOTAL COMMON STOCKS (Cost $89,870,820)	108,282,482

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
1,672,764	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,672,764

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,672,764

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,672,764)	1,672,764

		TOTAL INVESTMENTS - 101.1% (Cost $91,543,584)	109,955,246
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(1,275,886)

		NET ASSETS - 100.0%	$108,679,360

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,630,547.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

AUTOMOBILES & COMPONENTS - 0.5%
13,357	*	American Axle & Manufacturing Holdings, Inc	$248,841
4,213		Delphi Automotive plc	213,557

		TOTAL AUTOMOBILES & COMPONENTS	462,398

BANKS - 4.4%
81,651	*	Banco Espirito Santo S.A.	65,459
11,778		BB&T Corp	399,039
35,626		Huntington Bancshares, Inc	280,733
28,059		Synovus Financial Corp	81,932
30,708		TCF Financial Corp	435,440
8,356		US Bancorp	302,069
54,866		Wells Fargo & Co	2,264,320

		TOTAL BANKS	3,828,992

CAPITAL GOODS - 7.3%
6,300		Boeing Co	645,372
12,770	*	Edwards Group Ltd (ADR)	108,545
9,702		General Dynamics Corp	759,957
141,357		General Electric Co	3,278,069
3,462		Joy Global, Inc	168,011
1,384		L-3 Communications Holdings, Inc	118,664
7,594		Pentair Ltd	438,098
4,515	*,e	Polypore International, Inc	181,954
6,073		SPX Corp	437,135
6,260		Textron, Inc	163,073

		TOTAL CAPITAL GOODS	6,298,878

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
9,110		ADT Corp	363,033

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	363,033

CONSUMER DURABLES & APPAREL - 1.0%
14,958	*	CROCS, Inc	246,807
3,963	*,e	Deckers Outdoor Corp	200,171
8,980	*	Jarden Corp	392,875

		TOTAL CONSUMER DURABLES & APPAREL	839,853

CONSUMER SERVICES - 3.1%
6,850	*	Bloomin’ Brands, Inc	170,428
25,454		Carnival Corp	872,818
5,384	*	Hyatt Hotels Corp	217,298
9,373		Interval Leisure Group, Inc	186,710
9,974		Las Vegas Sands Corp	527,924
11,085	*	Penn National Gaming, Inc	585,953
4,244	e	Six Flags Entertainment Corp	149,219

		TOTAL CONSUMER SERVICES	2,710,350

DIVERSIFIED FINANCIALS - 9.0%
7,842		Apollo Management LP	188,992
121,562		Bank of America Corp	1,563,287
11,688		Blackstone Group LP	246,149
2,509		Capital One Financial Corp	157,590
41,488		Citigroup, Inc	1,990,180

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,587		Goldman Sachs Group, Inc	$240,034
21,252		JPMorgan Chase & Co	1,121,893
16,187		Legg Mason, Inc	501,959
35,050		Morgan Stanley	856,272
3,551		Northern Trust Corp	205,603
10,982		State Street Corp	716,136

		TOTAL DIVERSIFIED FINANCIALS	7,788,095

ENERGY - 14.3%
5,980		Anadarko Petroleum Corp	513,861
20,031		Baker Hughes, Inc	924,030
3,552		Cabot Oil & Gas Corp	252,263
6,041	*	Cheniere Energy, Inc	167,698
11,620		Chesapeake Energy Corp	236,816
15,756		Chevron Corp	1,864,565
11,251	*	Cobalt International Energy, Inc	298,939
12,980		ConocoPhillips	785,290
6,879	*	Devon Energy Corp	356,883
32,212	e	EXCO Resources, Inc	246,100
25,187		Exxon Mobil Corp	2,275,645
29,329	*	Kodiak Oil & Gas Corp	260,735
4,330		Marathon Oil Corp	149,731
3,066		Marathon Petroleum Corp	217,870
15,996	*	Matador Resources Co	191,632
2,107		Noble Energy, Inc	126,504
10,750		Occidental Petroleum Corp	959,222
3,992		Phillips 66	235,169
7,074	*	Southwestern Energy Co	258,413
15,943		Spectra Energy Corp	549,396
21,919	*	Tailsman Energy, Inc	250,534
3,883		Valero Energy Corp	135,012
47,851	*	Weatherford International Ltd	655,559
15,497		Williams Cos, Inc	503,188

		TOTAL ENERGY	12,415,055

FOOD & STAPLES RETAILING - 0.4%
2,626		CVS Corp	150,155
4,382		Walgreen Co	193,684

		TOTAL FOOD & STAPLES RETAILING	343,839

FOOD, BEVERAGE & TOBACCO - 2.0%
5,734	*,e	Green Mountain Coffee Roasters, Inc	430,394
2,619		Groupe Danone	197,128
17,818		Mondelez International, Inc	508,348
2,081		Remy Cointreau S.A.	220,816
8,376		SABMiller plc	401,573

		TOTAL FOOD, BEVERAGE & TOBACCO	1,758,259

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
5,026		Abbott Laboratories	175,307
23,357	*	Boston Scientific Corp	216,519
5,556		Cardinal Health, Inc	262,243
13,799	*	Express Scripts Holding Co	851,260
17,501	*	Health Management Associates, Inc (Class A)	275,116
2,245		Humana, Inc	189,433
13,885		Medtronic, Inc	714,661
12,000	*	Olympus Corp	364,649
16,875		UnitedHealth Group, Inc	1,104,975
7,454		WellPoint, Inc	610,036

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,764,199

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
16,665		Avon Products, Inc	$350,465
3,767		Beiersdorf AG.	328,139
1,240		L’Oreal S.A.	203,837
4,234		Nu Skin Enterprises, Inc (Class A)	258,782
20,052		Procter & Gamble Co	1,543,803

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,685,026

INSURANCE - 7.4%
8,359		ACE Ltd	747,963
5,624		Allstate Corp	270,627
16,335	*	American International Group, Inc	730,175
2,915		Aon plc	187,580
1	*	Berkshire Hathaway, Inc	168,600
8,313	*	Berkshire Hathaway, Inc (Class B)	930,391
14,868		Hartford Financial Services Group, Inc	459,719
10,876		Marsh & McLennan Cos, Inc	434,170
16,165		Metlife, Inc	739,710
11,295		Principal Financial Group	422,998
6,183		Prudential Financial, Inc	451,544
1,642		RenaissanceRe Holdings Ltd	142,509
6,532		Travelers Cos, Inc	522,038
8,313		XL Capital Ltd	252,050

		TOTAL INSURANCE	6,460,074

MATERIALS - 3.2%
3,205		Akzo Nobel NV	180,845
4,188		Ashland, Inc	349,698
6,781		Axiall Corp	288,735
25,214	e	Cliffs Natural Resources, Inc	409,728
14,499	*	Constellium NV	234,159
5,026		Dow Chemical Co	161,686
2,704		Mosaic Co	145,502
13,674		PolyOne Corp	338,842
16,791		Sealed Air Corp	402,145
2,007		Wacker Chemie AG.	150,412
7,768	e	Walter Energy, Inc	80,787

		TOTAL MATERIALS	2,742,539

MEDIA - 1.6%
3,269		Time Warner Cable, Inc	367,697
11,397		Time Warner, Inc	658,975
6,349	*	Tribune Co	361,258

		TOTAL MEDIA	1,387,930

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
5,026		AbbVie, Inc	207,775
2,995		Bayer AG.	318,879
33,192	*	Biovitrum AB	198,573
5,518		Eli Lilly & Co	271,044
23,981		Johnson & Johnson	2,059,009
2,481	*	Medivation, Inc	122,065
38,433		Merck & Co, Inc	1,785,213
7,122	*	Mylan Laboratories, Inc	220,996
2,777		Novartis AG.	196,697
2,172		Novartis AG. (ADR)	153,582
52,546		Pfizer, Inc	1,471,813
15,153		Teva Pharmaceutical Industries Ltd (ADR)	593,998
16,561		Zoetis Inc	511,569

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,111,213

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.2%
861		Boston Properties, Inc	$90,810
30,021		Chimera Investment Corp	90,063
11,191	*	Forest City Enterprises, Inc (Class A)	200,431
13,707		Kimco Realty Corp	293,741
5,882		Liberty Property Trust	217,399
8,417		Mack-Cali Realty Corp	206,132
3,923		Potlatch Corp	158,646
9,323	*	Realogy Holdings Corp	447,877
3,005		Simon Property Group, Inc	474,549
3,898		SL Green Realty Corp	343,764
4,101		Starwood Property Trust, Inc	101,500
2,309		Vornado Realty Trust	191,301

		TOTAL REAL ESTATE	2,816,213

RETAILING - 2.6%
3,588		Abercrombie & Fitch Co (Class A)	162,357
15,428		Best Buy Co, Inc	421,647
4,742		Expedia, Inc	285,231
25,247	*	Groupon, Inc	214,600
399,050	e	Hengdeli Holdings Ltd	90,548
14,024	*,e	JC Penney Co, Inc	239,530
8,506	*	Liberty Media Holding Corp (Interactive A)	195,723
46,500		Lifestyle International Holdings Ltd	97,054
33,254		Staples, Inc	527,409

		TOTAL RETAILING	2,234,099

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
6,227		Avago Technologies Ltd	232,765
17,350		Broadcom Corp (Class A)	585,736
14,554	*,e	Freescale Semiconductor Holdings Ltd	197,207
17,002	*	International Rectifier Corp	356,022
8,035	*	Lam Research Corp	356,272
56,724	*	ON Semiconductor Corp	458,330
24,437	*	RF Micro Devices, Inc	130,738

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,317,070

SOFTWARE & SERVICES - 2.0%
4,634	*	Adobe Systems, Inc	211,125
2,540		DST Systems, Inc	165,938
8,476	*	eBay, Inc	438,379
5,832	*	Rackspace Hosting, Inc	220,974
3,808	*,e	VistaPrint Ltd	188,001
21,183	*	Yahoo!, Inc	531,905

		TOTAL SOFTWARE & SERVICES	1,756,322

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
95,471	*	Alcatel-Lucent (ADR)	173,757
2,390		Apple, Inc	946,631
7,724	*	Ciena Corp	150,000
72,509		Cisco Systems, Inc	1,762,694
10,974		Corning, Inc	156,160
25,731		Hewlett-Packard Co	638,129
12,801	*	JDS Uniphase Corp	184,078
13,354	*	Juniper Networks, Inc	257,866

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,269,315

TELECOMMUNICATION SERVICES - 2.8%
60,534		AT&T, Inc	2,142,904
12,541	*	Level 3 Communications, Inc	264,364

		TOTAL TELECOMMUNICATION SERVICES	2,407,268

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.2%
150,000	e	Air China Ltd	$107,383
7,221		Con-Way, Inc	281,330
7,359		FedEx Corp	725,450
16,960	*	Hertz Global Holdings, Inc	420,608
6,851	*	UAL Corp	214,368
8,813		UTI Worldwide, Inc	145,150

		TOTAL TRANSPORTATION	1,894,289

UTILITIES - 5.1%
10,704	*	Calpine Corp	227,246
19,864		Centerpoint Energy, Inc	466,605
7,254		Consolidated Edison, Inc	422,981
7,086		Duke Energy Corp	478,305
5,363		Edison International	258,282
10,831		Entergy Corp	754,704
16,293		Exelon Corp	503,128
4,859		FirstEnergy Corp	181,435
8,113		MDU Resources Group, Inc	210,208
2,925		NextEra Energy, Inc	238,329
5,387		NRG Energy, Inc	143,833
5,889		PG&E Corp	269,304
2,881		Sempra Energy	235,550

		TOTAL UTILITIES	4,389,910

		TOTAL COMMON STOCKS (Cost $76,179,230)	85,044,219

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
2,379,052	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,379,052

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,379,052

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,379,052)	2,379,052

		TOTAL INVESTMENTS - 100.7% (Cost $78,558,282)	87,423,271
		OTHER ASSETS & LIABILITIES, NET - (0.7)%	(647,417)

		NET ASSETS - 100.0%	$86,775,854

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,316,125.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

CASINOS & GAMING - 0.3%
5,000	*	Penn National Gaming, Inc	$264,300

		TOTAL CASINOS & GAMING	264,300

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.3%
60,000		Hang Lung Group Ltd	321,395
59,000	*,m	Mission West Properties, Inc	3,540

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	324,935

DIVERSIFIED REITS - 2.9%
20,000		Duke Realty Corp	311,800
35,000		Retail Opportunities Investment Corp	486,500
30,000		Spirit Realty Capital, Inc	531,600
14,000		Vornado Realty Trust	1,159,900
7,000		WP Carey, Inc	463,190

		TOTAL DIVERSIFIED REITS	2,952,990

HOMEBUILDING - 3.9%
25,000		DR Horton, Inc	532,000
15,000		Lennar Corp (Class A)	540,600
15,000	*	Meritage Homes Corp	650,400
7,500		Ryland Group, Inc	300,750
105,000	*	Standard-Pacific Corp	874,650
20,000	*	Toll Brothers, Inc	652,600
25,000	*	TRI Pointe Homes, Inc	414,500

		TOTAL HOMEBUILDING	3,965,500

HOTELS, RESORTS & CRUISE LINES - 0.9%
30,000	*	Orient-Express Hotels Ltd (Class A)	364,800
8,000		Starwood Hotels & Resorts Worldwide, Inc	505,520

		TOTAL HOTELS, RESORTS & CRUISE LINES	870,320

INDUSTRIAL REITS - 7.0%
18,000		EastGroup Properties, Inc	1,012,860
27,000		First Industrial Realty Trust, Inc	409,590
135,000		Prologis, Inc	5,092,200
20,000		STAG Industrial, Inc	399,000
10,000		Terreno Realty Corp	185,300

		TOTAL INDUSTRIAL REITS	7,098,950

OFFICE REITS - 9.6%
38,000		Boston Properties, Inc	4,007,860
15,000		Digital Realty Trust, Inc	915,000
40,000		HRPT Properties Trust	924,800
15,000		Kilroy Realty Corp	795,150
26,000		Parkway Properties, Inc	435,760
30,000		SL Green Realty Corp	2,645,700

		TOTAL OFFICE REITS	9,724,270

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,b,m	People’s Choice Financial Corp	$0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 2.2%
22,000	*	Forest City Enterprises, Inc (Class A)	394,020
341,116		Thomas Properties Group, Inc	1,807,914

		TOTAL REAL ESTATE OPERATING COMPANIES	2,201,934

REAL ESTATE SERVICES - 0.4%
8,000	*	Realogy Holdings Corp	384,320

		TOTAL REAL ESTATE SERVICES	384,320

RESIDENTIAL REITS - 18.0%
50,000		American Campus Communities, Inc	2,033,000
50,000		Apartment Investment & Management Co (Class A)	1,502,000
20,000		AvalonBay Communities, Inc	2,698,200
35,000		Camden Property Trust	2,419,900
35,000		Education Realty Trust, Inc	358,050
13,000		Equity Lifestyle Properties, Inc	1,021,670
90,000		Equity Residential	5,225,400
6,000		Essex Property Trust, Inc	953,520
5,000		Home Properties, Inc	326,850
35,000		Post Properties, Inc	1,732,150

		TOTAL RESIDENTIAL REITS	18,270,740

RETAIL REITS - 22.6%
105,000		DDR Corp	1,748,250
40,000		Equity One, Inc	905,200
15,000		Federal Realty Investment Trust	1,555,200
185,000		General Growth Properties, Inc	3,675,950
23,000		Realty Income Corp	964,160
21,000		Regency Centers Corp	1,067,010
75,000		Simon Property Group, Inc	11,844,000
10,000		Tanger Factory Outlet Centers, Inc	334,600
11,000		Taubman Centers, Inc	826,650

		TOTAL RETAIL REITS	22,921,020

SECURITY & ALARM SERVICES - 1.4%
30,000		Corrections Corp of America	1,016,100
11,000		Geo Group, Inc	373,450

		TOTAL SECURITY & ALARM SERVICES	1,389,550

SPECIALIZED REITS - 29.2%
70,000		American Tower Corp	5,121,900
35,000		CubeSmart	559,300
8,000		Entertainment Properties Trust	402,160
30,000		Extra Space Storage, Inc	1,257,900
90,000		HCP, Inc	4,089,600
47,000		Health Care REIT, Inc	3,150,410
25,000		Healthcare Realty Trust, Inc	637,500
10,000		Hospitality Properties Trust	262,800
130,000		Host Marriott Corp	2,193,100
10,000		Plum Creek Timber Co, Inc	466,700
6,000		Potlatch Corp	242,640
24,000		Public Storage, Inc	3,679,920
15,000		RLJ Lodging Trust	337,350
15,000		Senior Housing Properties Trust	388,950
115,000	*	Strategic Hotels & Resorts, Inc	1,018,900

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

55,000	*	Sunstone Hotel Investors, Inc	$664,400
44,000		Ventas, Inc	3,056,240
75,000		Weyerhaeuser Co	2,136,750

		TOTAL SPECIALIZED REITS	29,666,520

		TOTAL COMMON STOCKS (Cost $88,542,088)	100,035,349

		TOTAL INVESTMENTS - 98.7% (Cost $88,542,088)	100,035,349
		OTHER ASSETS & LIABILITIES, NET - 1.3%	1,302,091

		NET ASSETS - 100.0%	$101,337,440

ABBREVIATION(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.6%

AUTOMOBILES & COMPONENTS - 1.5%
11,169		Dana Holding Corp	$215,115
690		Lear Corp	41,717
2,410		Superior Industries International, Inc	41,476
6,159	*	Tenneco, Inc	278,880

		TOTAL AUTOMOBILES & COMPONENTS	577,188

BANKS - 8.4%
7,764		Brookline Bancorp, Inc	67,391
5,733		Columbia Banking System, Inc	136,503
2,200		Community Bank System, Inc	67,870
6,100		CVB Financial Corp	71,736
17,019		FirstMerit Corp	340,891
11,194		Home Loan Servicing Solutions Ltd	268,320
13,761		National Penn Bancshares, Inc	139,812
3,613	*	Ocwen Financial Corp	148,928
6,054		Old National Bancorp	83,727
6,197		Oritani Financial Corp	97,169
5,100		PrivateBancorp, Inc	108,171
5,302		Prosperity Bancshares, Inc	274,591
5,885		Provident Financial Services, Inc	92,865
12,910	e	Radian Group, Inc	150,014
20,437		Susquehanna Bancshares, Inc	262,615
3,854	*	SVB Financial Group	321,115
3,395		UMB Financial Corp	189,000
15,996		Umpqua Holdings Corp	240,100
3,700		Webster Financial Corp	95,016
3,342		Wintrust Financial Corp	127,932

		TOTAL BANKS	3,283,766

CAPITAL GOODS - 9.0%
3,300		Acuity Brands, Inc	249,216
3,650		Alliant Techsystems, Inc	300,504
866		Ampco-Pittsburgh Corp	16,255
5,020		Applied Industrial Technologies, Inc	242,617
741		Belden CDT, Inc	36,998
2,962		Brady Corp (Class A)	91,022
2,880		Crane Co	172,570
1,413		Cubic Corp	67,965
4,153		Curtiss-Wright Corp	153,910
457	*	DXP Enterprises, Inc	30,436
4,067		EnerSys	199,446
7,358	*	Federal Signal Corp	64,383
1,642		Franklin Electric Co, Inc	55,253
2,956		Granite Construction, Inc	87,971
3,090	*	Hexcel Corp	105,214
1,647		Kadant, Inc	49,690
1,870		LB Foster Co (Class A)	80,728
1,900	e	Lindsay Manufacturing Co	142,462
1,008	*	Middleby Corp	171,451
2,150	*	Moog, Inc (Class A)	110,789
2,600		Mueller Industries, Inc	131,118
4,810	*	NCI Building Systems, Inc	73,545
6,036		Pike Electric Corp	74,243
2,389	*,e	Proto Labs, Inc	155,213

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,680	*	Teledyne Technologies, Inc	$284,648
3,855	*	Trex Co, Inc	183,074
2,400	*	WABCO Holdings, Inc	179,256

		TOTAL CAPITAL GOODS	3,509,977

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
1,016		Acacia Research (Acacia Technologies)	22,708
4,172	*	Advisory Board Co	228,000
2,091		Corporate Executive Board Co	132,193
1,321		Exponent, Inc	78,084
3,293		Healthcare Services Group	80,744
6,098	*	Korn/Ferry International	114,277
5,646		Rollins, Inc	146,231
7,779	*	RPX Corp	130,687
1,949	*	Tetra Tech, Inc	45,821
6,771	*	TrueBlue, Inc	142,530
3,156		Viad Corp	77,385
3,231	*	WageWorks, Inc	111,308

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,309,968

CONSUMER DURABLES & APPAREL - 3.5%
7,439	*,e	Beazer Homes USA, Inc	130,331
8,070		Brunswick Corp	257,837
9,907	*	CROCS, Inc	163,465
4,691		Harman International Industries, Inc	254,252
4,230	*	iRobot Corp	168,227
12,500	*,e	Standard-Pacific Corp	104,125
2,400	*	Steven Madden Ltd	116,112
2,410		True Religion Apparel, Inc	76,301
3,600	*	Tumi Holdings, Inc	86,400

		TOTAL CONSUMER DURABLES & APPAREL	1,357,050

CONSUMER SERVICES - 3.8%
6,786	*	Boyd Gaming Corp	76,682
10,725		Hillenbrand, Inc	254,290
3,504	*	Hyatt Hotels Corp	141,421
6,700		International Game Technology	111,957
10,890	*	Krispy Kreme Doughnuts, Inc	190,031
8,800	*	MGM Mirage	130,064
4,700	*	Multimedia Games, Inc	122,529
13,000	*	Orient-Express Hotels Ltd (Class A)	158,080
655	*	Papa John’s International, Inc	42,817
4,696		Service Corp International	84,669
9,500	*	SHFL Entertainment, Inc	168,245

		TOTAL CONSUMER SERVICES	1,480,785

DIVERSIFIED FINANCIALS - 3.8%
3,066	e	Cohen & Steers, Inc	104,183
2,400		Financial Engines, Inc	109,416
5,529		Friedman Billings Ramsey Group, Inc (Class A)	147,846
1,320	e	iShares Russell 2000 Index Fund	128,251
5,680		MarketAxess Holdings, Inc	265,540
1,500	*	Portfolio Recovery Associates, Inc	230,445
9,760	e	Prospect Capital Corp	105,408
6,179		Solar Capital Ltd	142,673
21,930	*	WisdomTree Investments, Inc	253,730

		TOTAL DIVERSIFIED FINANCIALS	1,487,492

ENERGY - 5.5%
4,720		Alon USA Energy, Inc	68,251
18,300	e	Arch Coal, Inc	69,174
4,914		Bristow Group, Inc	320,982
2,200		Cimarex Energy Co	142,978

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,600		Comstock Resources, Inc	$56,628
4,927		Delek US Holdings, Inc	141,799
2,846		Energy XXI Bermuda Ltd	63,124
2,509	*	EPL Oil & Gas, Inc	73,664
28,692		Penn Virginia Corp	134,853
4,452	*	Renewable Energy Group, Inc	63,352
3,423	*	Rosetta Resources, Inc	145,546
9,800	e	RPC, Inc	135,338
5,586	*	Stone Energy Corp	123,060
2,900	*	Swift Energy Co	34,771
3,699		Targa Resources Investments, Inc	237,957
12,099	*	Vaalco Energy, Inc	69,206
7,270		W&T Offshore, Inc	103,888
3,600	e	Western Refining, Inc	101,052
11,300	*	Willbros Group, Inc	69,382

		TOTAL ENERGY	2,155,005

FOOD & STAPLES RETAILING - 1.0%
118,390	*,e	Rite Aid Corp	338,596
848		Weis Markets, Inc	38,219

		TOTAL FOOD & STAPLES RETAILING	376,815

FOOD, BEVERAGE & TOBACCO - 2.8%
3,213	*,e	Annie’s, Inc	137,324
192	*,e	Boston Beer Co, Inc (Class A)	32,763
2,600	*,e	Diamond Foods, Inc	53,950
3,750		Flowers Foods, Inc	82,687
1,661		J&J Snack Foods Corp	129,226
3,360		Lance, Inc	95,457
16,452	*	Pilgrim’s Pride Corp	245,793
4,900		Sanderson Farms, Inc	325,458

		TOTAL FOOD, BEVERAGE & TOBACCO	1,102,658

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
7,846	*,e	Accretive Health, Inc	84,815
3,880	*	Align Technology, Inc	143,715
4,200	*	Amedisys, Inc	48,804
6,246	*	AMN Healthcare Services, Inc	89,443
1,167		Analogic Corp	84,993
2,605	*	Arthrocare Corp	89,951
1,883		Cantel Medical Corp	63,777
1,000	*	Centene Corp	52,460
2,434		Computer Programs & Systems, Inc	119,607
5,081	*	Cyberonics, Inc	264,009
3,892	*	Cynosure, Inc (Class A)	101,114
7,584		Masimo Corp	160,781
3,931	*	Medidata Solutions, Inc	304,456
1,612	*	MWI Veterinary Supply, Inc	198,663
5,700	*	NuVasive, Inc	141,303
4,566	*	Omnicell, Inc	93,831
7,300	*	Team Health Holdings, Inc	299,811
3,700	*	Thoratec Corp	115,847
6,859		Universal American Corp	60,976

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,518,356

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
3,770	*	Medifast, Inc	97,115
1,725	*,e	USANA Health Sciences, Inc	124,856

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	221,971

INSURANCE - 2.4%
878		Allied World Assurance Co Holdings Ltd	80,346
3,200		American Financial Group, Inc	156,512

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

14,019		Conseco, Inc	$181,686
3,703		Employers Holdings, Inc	90,538
9,998		First American Financial Corp	220,356
2,626		Horace Mann Educators Corp	64,022
2,800		Platinum Underwriters Holdings Ltd	160,216

		TOTAL INSURANCE	953,676

MATERIALS - 4.6%
2,200		Balchem Corp	98,450
6,000	*	Century Aluminum Co	55,680
4,970	*	Coeur d’Alene Mines Corp	66,101
257	*,e	Contango ORE, Inc	2,110
8,100	*	Flotek Industries, Inc	145,314
5,800		Globe Specialty Metals, Inc	63,046
2,530		Kaiser Aluminum Corp	156,708
446		Koppers Holdings, Inc	17,028
4,668		Minerals Technologies, Inc	192,975
4,093	*	OM Group, Inc	126,556
976		Quaker Chemical Corp	60,522
9,430	*,e	Resolute Forest Products	124,193
3,130	*	RTI International Metals, Inc	86,732
5,307		Schnitzer Steel Industries, Inc (Class A)	124,078
4,918		Schweitzer-Mauduit International, Inc	245,310
2,110	*,e	Stillwater Mining Co	22,661
6,793		Worthington Industries, Inc	215,406

		TOTAL MATERIALS	1,802,870

MEDIA - 1.8%
975		Arbitron, Inc	45,289
7,249	*	EW Scripps Co (Class A)	112,939
9,300		Interpublic Group of Cos, Inc	135,315
10,049	*	Journal Communications, Inc (Class A)	75,267
18,700	*	Live Nation, Inc	289,850
900		Loral Space & Communications, Inc	53,982

		TOTAL MEDIA	712,642

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
5,620	*	Acorda Therapeutics, Inc	185,404
1,457	*	Alkermes plc	41,787
4,335	*	AMAG Pharmaceuticals, Inc	96,454
15,700	*	Array Biopharma, Inc	71,278
5,400	*	Auxilium Pharmaceuticals, Inc	89,802
4,586	*	Cepheid, Inc	157,850
3,600	*,e	Genomic Health, Inc	114,156
3,089	*	Impax Laboratories, Inc	61,625
927	*	Jazz Pharmaceuticals plc	63,713
7,084	*	Medicines Co	217,904
11,720	*,e	Orexigen Therapeutics, Inc	68,562
6,300	*	Parexel International Corp	289,422
1,280	*	Pharmacyclics, Inc	101,721
1,031	e	Questcor Pharmaceuticals, Inc	46,869
10,152	*	Santarus, Inc	213,700
6,400	*	Viropharma, Inc	183,360

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,003,607

REAL ESTATE - 8.2%
5,831		Chesapeake Lodging Trust	121,227
2,900		Coresite Realty	92,249
9,600		DuPont Fabros Technology, Inc	231,840
2,679		Equity Lifestyle Properties, Inc	210,543
6,570		Extra Space Storage, Inc	275,480
7,190		Government Properties Income Trust	181,332
3,338		Home Properties, Inc	218,205

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,357		Lexington Corporate Properties Trust	$27,530
3,324		LTC Properties, Inc	129,802
12,000		Omega Healthcare Investors, Inc	372,240
4,086		Parkway Properties, Inc	68,481
9,030		Pennsylvania Real Estate Investment Trust	170,486
2,229		PS Business Parks, Inc	160,867
17,848		RAIT Investment Trust	134,217
11,893		RLJ Lodging Trust	267,474
1,524		Saul Centers, Inc	67,757
3,937		Sovran Self Storage, Inc	255,078
800		Starwood Property Trust, Inc	19,800
1,010		Sun Communities, Inc	50,258
12,218	*	Sunstone Hotel Investors, Inc	147,593

		TOTAL REAL ESTATE	3,202,459

RETAILING - 4.0%
2,100		Advance Auto Parts, Inc	170,457
2,680	*	Ann Taylor Stores Corp	88,976
3,200	*	Autonation, Inc	138,848
5,013		Big 5 Sporting Goods Corp	110,035
13,538	*	Christopher & Banks Corp	91,246
9,290	*	Express Parent LLC	194,811
3,940	*	Francesca’s Holdings Corp	109,493
1,710	e	GameStop Corp (Class A)	71,871
10,930	*	Orbitz Worldwide, Inc	87,768
2,728	*,e	Overstock.com, Inc	76,930
2,300		Penske Auto Group, Inc	70,242
14,700	*,e	RadioShack Corp	46,452
2,700	*	Shutterfly, Inc	150,633
5,220	*	Zumiez, Inc	150,075

		TOTAL RETAILING	1,557,837

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
4,600	*	Advanced Energy Industries, Inc	80,086
5,809	*	Cavium Networks, Inc	205,464
10,123	*	Entegris, Inc	95,055
15,100	*	Entropic Communications, Inc	64,477
14,020	*	Integrated Device Technology, Inc	111,319
13,698	*	Lattice Semiconductor Corp	69,449
4,831		MKS Instruments, Inc	128,215
16,783	*	Rambus, Inc	144,166
15,900	*	Silicon Image, Inc	93,015
5,170	*	SunEdison, Inc	42,239
5,410	*	Teradyne, Inc	95,054
7,228		Tessera Technologies, Inc	150,342
4,086	*	Ultratech, Inc	150,038
5,443	*	Volterra Semiconductor Corp	76,855

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,505,774

SOFTWARE & SERVICES - 8.5%
1,649	*	Angie’s List, Inc	43,781
8,346	*	Aspen Technology, Inc	240,281
4,334	*	Commvault Systems, Inc	328,907
4,427	*	Cornerstone OnDemand, Inc	191,645
2,757		DST Systems, Inc	180,115
2,700	*	ExactTarget, Inc	91,044
2,008		Forrester Research, Inc	73,673
3,700	*	Gartner, Inc	210,863
810	*	Guidewire Software, Inc	34,060
8,033	*	Infoblox, Inc	235,046
190	*	LinkedIn Corp	33,877
6,158	*	LogMeIn, Inc	150,625
3,383	*	Manhattan Associates, Inc	261,032
4,199		MAXIMUS, Inc	312,742

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,758	*	PROS Holdings, Inc	$82,602
7,000	*	QLIK Technologies, Inc	197,890
4,100	*	Seachange International, Inc	48,011
50	*	Sourcefire, Inc	2,777
3,421	*	SYKES Enterprises, Inc	53,915
2,255		Syntel, Inc	141,772
11,536	*	TiVo, Inc	127,473
3,000	*,e	Trulia, Inc	93,270
1,941	*	Virtusa Corp	43,013
5,228	*	WebMD Health Corp (Class A)	153,546

		TOTAL SOFTWARE & SERVICES	3,331,960

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
2,277	*	Agilysys, Inc	25,707
9,100	*	ARRIS Group, Inc	130,585
5,150	*	Aruba Networks, Inc	79,104
6,439	*	Audience, Inc	85,059
7,000	*	Brocade Communications Systems, Inc	40,320
11,400	*	Calix Networks, Inc	115,140
4,963	*	Cray, Inc	97,473
4,930	*	Datalink Corp	52,455
721	*	Extreme Networks, Inc	2,488
8,507	*	Immersion Corp	112,718
11,168	*,e	InvenSense, Inc	171,764
5,850	*	Ixia	107,640
1,904		Littelfuse, Inc	142,058
3,051	*	Plexus Corp	91,194
3,400	*	Procera Networks, Inc	46,682
15,900	*	QLogic Corp	152,004
1,780	*,e	Ruckus Wireless, Inc	22,802
6,067	*	Synaptics, Inc	233,943

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,709,136

TELECOMMUNICATION SERVICES - 0.3%
15,800	*	8x8, Inc	130,192

		TOTAL TELECOMMUNICATION SERVICES	130,192

TRANSPORTATION - 2.1%
2,014	*	Alaska Air Group, Inc	104,728
1,199		Amerco, Inc	194,118
3,440		Forward Air Corp	131,683
3,271		Matson, Inc	81,775
5,412	*	Republic Airways Holdings, Inc	61,318
14,800	*	Swift Transportation Co, Inc	244,792

		TOTAL TRANSPORTATION	818,414

UTILITIES - 2.7%
3,270		American States Water Co	175,501
7,713		Avista Corp	208,405
6,200		Black Hills Corp	302,250
957		El Paso Electric Co	33,792
5,773		Empire District Electric Co	128,796
3,368		Genie Energy Ltd	30,817
1,581		New Jersey Resources Corp	65,659
2,340		Southwest Gas Corp	109,488

		TOTAL UTILITIES	1,054,708

		TOTAL COMMON STOCKS (Cost $32,824,557)	38,164,306

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 7.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.2%
2,803,313	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$2,803,313

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,803,313

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,803,313)	2,803,313

		TOTAL INVESTMENTS - 104.8% (Cost $35,627,870)	40,967,619
		OTHER ASSETS & LIABILITIES, NET - (4.8)%	(1,863,479)

		NET ASSETS - 100.0%	$39,104,140

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,727,625.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.6%
325	*	BorgWarner, Inc	$27,999
27,434		Ford Motor Co	424,404
2,327		Harley-Davidson, Inc	127,566
6,906		Johnson Controls, Inc	247,166
292	*	Modine Manufacturing Co	3,177
853	*	Tenneco, Inc	38,624
66	*	Tesla Motors, Inc	7,090

		TOTAL AUTOMOBILES & COMPONENTS	876,026

BANKS - 3.5%
470		Associated Banc-Corp	7,309
196		Bank of Hawaii Corp	9,863
9,534		BB&T Corp	323,012
200		Boston Private Financial Holdings, Inc	2,128
363		CapitalSource, Inc	3,405
38		Capitol Federal Financial	461
72		Centerstate Banks of Florida, Inc	625
91	*	CIT Group, Inc	4,243
1,446		Comerica, Inc	57,594
22		Community Bank System, Inc	679
69		Cullen/Frost Bankers, Inc	4,607
1,357		Huntington Bancshares, Inc	10,693
88		IBERIABANK Corp	4,718
19,629		Keycorp	216,704
2,538		M&T Bank Corp	283,622
161		MainSource Financial Group, Inc	2,162
1,196		New York Community Bancorp, Inc	16,744
145		Old National Bancorp	2,005
18		Peoples Bancorp, Inc	379
189		People’s United Financial, Inc	2,816
4,945		PNC Financial Services Group, Inc	360,590
844	*	Popular, Inc	25,599
188		PrivateBancorp, Inc	3,987
355		Provident Financial Services, Inc	5,602
6,559		Radian Group, Inc	76,216
2,378	*	Sun Bancorp, Inc	8,061
160		Susquehanna Bancshares, Inc	2,056
269	*	SVB Financial Group	22,413
31		TCF Financial Corp	440
50		UMB Financial Corp	2,783
102		United Bankshares, Inc	2,698
12,721		US Bancorp	459,864
107		Webster Financial Corp	2,748
49		Westamerica Bancorporation	2,239
1,000		Wilshire Bancorp, Inc	6,620
290		Zions Bancorporation	8,375

		TOTAL BANKS	1,944,060

CAPITAL GOODS - 7.5%
4,279		3M Co	467,909
178		A.O. Smith Corp	6,458
103		Actuant Corp (Class A)	3,396
39		Acuity Brands, Inc	2,945
5,350		Ametek, Inc	226,305
17		Applied Industrial Technologies, Inc	822
400	*	ArvinMeritor, Inc	2,820

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

90		Astec Industries, Inc	$3,086
1,080		Barnes Group, Inc	32,389
41		Belden CDT, Inc	2,047
200		Briggs & Stratton Corp	3,960
1,027	*	Builders FirstSource, Inc	6,142
33	*	Chart Industries, Inc	3,105
12		Clarcor, Inc	627
81	*	Colfax Corp	4,221
2,049		Cummins, Inc	222,235
5,649		Danaher Corp	357,582
4,044		Deere & Co	328,575
531		Dover Corp	41,237
3,027		Eaton Corp	199,207
6,639		Emerson Electric Co	362,091
1,559		Fastenal Co	71,480
17		Gardner Denver, Inc	1,278
536		Graco, Inc	33,881
117	*	Hexcel Corp	3,984
4,828		Illinois Tool Works, Inc	333,953
1,200		Ingersoll-Rand plc	66,624
80	*	Layne Christensen Co	1,561
245		Lincoln Electric Holdings, Inc	14,031
4,236		Masco Corp	82,560
59		MSC Industrial Direct Co (Class A)	4,570
1,172		Nordson Corp	81,231
1,604	*	Owens Corning, Inc	62,684
3,234		Paccar, Inc	173,536
380		Pall Corp	25,243
274		Parker Hannifin Corp	26,140
1,138		Pentair Ltd	65,651
342	*	Polypore International, Inc	13,783
1,604		Precision Castparts Corp	362,520
1,131	*	Quanta Services, Inc	29,926
883		Rockwell Automation, Inc	73,413
337		Rockwell Collins, Inc	21,369
400		Roper Industries, Inc	49,688
147		Snap-On, Inc	13,139
1,930	*	Spirit Aerosystems Holdings, Inc (Class A)	41,456
55		TAL International Group, Inc	2,396
994		Tennant Co	47,980
143		Timken Co	8,048
377	*	United Rentals, Inc	18,816
23		Valmont Industries, Inc	3,291
44		W.W. Grainger, Inc	11,096
326	*	WABCO Holdings, Inc	24,349
8		Watsco, Inc	672
264	*	WESCO International, Inc	17,941
666		Westinghouse Air Brake Technologies Corp	35,584
179		Woodward Governor Co	7,160
86		Xylem, Inc	2,317

		TOTAL CAPITAL GOODS	4,110,510

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
1,916	*	ACCO Brands Corp	12,186
1,453		Avery Dennison Corp	62,130
93		Corporate Executive Board Co	5,879
160		Deluxe Corp	5,544
798		Dun & Bradstreet Corp	77,765
217		Equifax, Inc	12,788
168		HNI Corp	6,060
73	*	IHS, Inc (Class A)	7,620
190		Interface, Inc	3,224
1,174		Iron Mountain, Inc	31,240
291		Manpower, Inc	15,947
178		R.R. Donnelley & Sons Co	2,494

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,573		Robert Half International, Inc	$52,271
160	*	RPX Corp	2,688
431	*	Tetra Tech, Inc	10,133
2,134		Tyco International Ltd	70,315
1,709		Waste Management, Inc	68,924

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	447,208

CONSUMER DURABLES & APPAREL - 1.2%
200		Callaway Golf Co	1,316
91		Carter’s, Inc	6,740
5		Columbia Sportswear Co	313
14	*	Deckers Outdoor Corp	707
13		Hasbro, Inc	583
16	*	Iconix Brand Group, Inc	471
4,953		Mattel, Inc	224,421
72	*	Meritage Homes Corp	3,122
95	*	Mohawk Industries, Inc	10,687
200		Movado Group, Inc	6,766
4,980		Nike, Inc (Class B)	317,126
152		Oxford Industries, Inc	9,485
270		Ryland Group, Inc	10,827
71	*	Tempur-Pedic International, Inc	3,117
128		Tupperware Corp	9,944
202	*	Under Armour, Inc (Class A)	12,061
216		VF Corp	41,701
92		Whirlpool Corp	10,521

		TOTAL CONSUMER DURABLES & APPAREL	669,908

CONSUMER SERVICES - 2.5%
288	*	AFC Enterprises	10,351
55		Bob Evans Farms, Inc	2,584
200		Brinker International, Inc	7,886
75	*	Chipotle Mexican Grill, Inc (Class A)	27,326
965		Choice Hotels International, Inc	38,301
835		Darden Restaurants, Inc	42,151
13		DineEquity, Inc	895
128		Domino’s Pizza, Inc	7,443
60		Dunkin Brands Group, Inc	2,569
3,596		Marriott International, Inc (Class A)	145,171
5,495		McDonald’s Corp	544,005
69	*	Outerwall, Inc	4,048
29	*	Panera Bread Co (Class A)	5,392
333		Royal Caribbean Cruises Ltd	11,102
177	*	Sonic Corp	2,577
6,173		Starbucks Corp	404,270
1,270		Starwood Hotels & Resorts Worldwide, Inc	80,251
91		Strayer Education, Inc	4,444
6		Vail Resorts, Inc	369
91		Weight Watchers International, Inc	4,186

		TOTAL CONSUMER SERVICES	1,345,321

DIVERSIFIED FINANCIALS - 7.3%
2,432	*	American Capital Ltd	30,813
6,376		American Express Co	476,670
12,182		Bank of New York Mellon Corp	341,705
1,330		BlackRock, Inc	341,611
5,819		Capital One Financial Corp	365,491
14,123		Charles Schwab Corp	299,831
2,972		CME Group, Inc	225,812
6,687		Discover Financial Services	318,569
491		Evercore Partners, Inc (Class A)	19,286
2,069		Franklin Resources, Inc	281,425
221	*	Green Dot Corp	4,409
894	*	IntercontinentalExchange, Inc	158,917

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,927		Invesco Ltd	$156,679
466		Janus Capital Group, Inc	3,966
566		Legg Mason, Inc	17,552
171		Main Street Capital Corp	4,735
672		Nasdaq Stock Market, Inc	22,035
1,318	*	NewStar Financial, Inc	17,556
4,872		Northern Trust Corp	282,089
2,314		NYSE Euronext	95,800
176	*	PHH Corp	3,587
4,804		State Street Corp	313,269
2,816		T Rowe Price Group, Inc	205,990
123		Triangle Capital Corp	3,384

		TOTAL DIVERSIFIED FINANCIALS	3,991,181

ENERGY - 9.7%
3,011		Apache Corp	252,412
108	*	Atwood Oceanics, Inc	5,621
113	*	C&J Energy Services, Inc	2,189
2,483	*	Cameron International Corp	151,860
136	*	Carrizo Oil & Gas, Inc	3,853
1,448	*	Cheniere Energy, Inc	40,197
776		Cimarex Energy Co	50,432
2,376	*	Clean Energy Fuels Corp	31,363
246		Comstock Resources, Inc	3,870
232	*	Concho Resources, Inc	19,423
433		Contango Oil & Gas Co	14,614
1,342	*	Continental Resources, Inc	115,493
135		CVR Energy, Inc	6,399
980	*,m	CVR Energy, Inc (Contingent value right)	0
112	*	Dawson Geophysical Co	4,128
4,123	*	Denbury Resources, Inc	71,410
4,036	*	Devon Energy Corp	209,388
2,623		EOG Resources, Inc	345,397
2,848		Equitable Resources, Inc	226,046
49	*	Exterran Holdings, Inc	1,378
2,547	*	FMC Technologies, Inc	141,817
66	*	Geospace Technologies Corp	4,559
1,203	*	Hercules Offshore, Inc	8,469
3,314		Hess Corp	220,348
1,384	*	Hornbeck Offshore Services, Inc	74,044
564	*	ION Geophysical Corp	3,395
344	*	Key Energy Services, Inc	2,047
269	*	Kinder Morgan Management LLC	22,486
6,061	*	Kodiak Oil & Gas Corp	53,882
6,653		Marathon Oil Corp	230,061
3,754		Marathon Petroleum Corp	266,759
159	*	Matrix Service Co	2,477
4,387		National Oilwell Varco, Inc	302,264
103	*	Natural Gas Services Group, Inc	2,420
1,585		Noble Corp	59,564
4,874		Noble Energy, Inc	292,635
230	*	Northern Oil And Gas, Inc	3,068
166	*	Oasis Petroleum, Inc	6,452
4,970		Occidental Petroleum Corp	443,473
307		Oceaneering International, Inc	22,165
227	*	Oil States International, Inc	21,029
259	*	PDC Energy, Inc	13,333
415	*	Petroquest Energy, Inc	1,643
4,958		Phillips 66	292,076
1,709		Pioneer Natural Resources Co	247,378
2,482		Questar Market Resources, Inc	68,950
846	*	Quicksilver Resources, Inc	1,421
1,298		Range Resources Corp	100,361
233	*	Rex Energy Corp	4,096
5		SEACOR Holdings, Inc	415

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

284	*	Solazyme, Inc	$3,329
2,801	*	Southwestern Energy Co	102,321
8,693		Spectra Energy Corp	299,561
942		St. Mary Land & Exploration Co	56,501
695	*	Superior Energy Services	18,028
640	*	Ultra Petroleum Corp	12,685
367	*	Unit Corp	15,627
8,935	*	Weatherford International Ltd	122,410
2,878		Western Refining, Inc	80,785
1,161	*	Whiting Petroleum Corp	53,511
3,970		Williams Cos, Inc	128,906

		TOTAL ENERGY	5,362,224

FOOD & STAPLES RETAILING - 1.0%
123		Casey’s General Stores, Inc	7,400
8		Harris Teeter Supermarkets, Inc	375
3,579		Kroger Co	123,618
3,106		Safeway, Inc	73,488
128		Spartan Stores, Inc	2,360
7,920		Sysco Corp	270,547
1,766		Whole Foods Market, Inc	90,914

		TOTAL FOOD & STAPLES RETAILING	568,702

FOOD, BEVERAGE & TOBACCO - 3.7%
125		Bunge Ltd	8,846
2,543		Campbell Soup Co	113,901
1,284		ConAgra Foods, Inc	44,850
151	*	Darling International, Inc	2,818
302		Dr Pepper Snapple Group, Inc	13,871
128		Flowers Foods, Inc	2,811
6,996		General Mills, Inc	339,516
636	*	Green Mountain Coffee Roasters, Inc	47,738
45	*	Hain Celestial Group, Inc	2,924
610		Hillshire Brands Co	20,179
168		Hormel Foods Corp	6,481
364		J.M. Smucker Co	37,547
4,515		Kellogg Co	289,998
1,310		Kraft Foods Group, Inc	73,190
51		Lancaster Colony Corp	3,977
194		McCormick & Co, Inc	13,650
715		Mead Johnson Nutrition Co	56,649
11,664		Mondelez International, Inc	332,774
7,831		PepsiCo, Inc	640,498
84		Tootsie Roll Industries, Inc	2,670

		TOTAL FOOD, BEVERAGE & TOBACCO	2,054,888

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
11,664		Abbott Laboratories	406,840
4,423		Aetna, Inc	281,037
79	*	Align Technology, Inc	2,926
648	*	Amedisys, Inc	7,530
67		AmerisourceBergen Corp	3,741
55	*	Amsurg Corp	1,930
3,092		Becton Dickinson & Co	305,582
263	*	BioScrip, Inc	4,340
97	*	Brookdale Senior Living, Inc	2,565
527	*	Centene Corp	27,646
94	*	Cerner Corp	9,032
41		Chemed Corp	2,970
1,838		Cigna Corp	133,239
55		Dentsply International, Inc	2,253
121	*	Edwards Lifesciences Corp	8,131
220	*	ExamWorks Group, Inc	4,671

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

85	*	Greatbatch, Inc	$2,787
147	*	Henry Schein, Inc	14,075
84	*	HMS Holdings Corp	1,957
1,148		Humana, Inc	96,868
418	*	Idexx Laboratories, Inc	37,528
33		Invacare Corp	474
599	*	Inverness Medical Innovations, Inc	14,675
548	*	LifePoint Hospitals, Inc	26,764
80	*	MAKO Surgical Corp	964
7,921		Medtronic, Inc	407,694
534	*	Molina Healthcare, Inc	19,854
70	*	MWI Veterinary Supply, Inc	8,627
61		Owens & Minor, Inc	2,064
807		Patterson Cos, Inc	30,343
35	*	Sirona Dental Systems, Inc	2,306
221	*	Vanguard Health Systems, Inc	4,584
193	*	Vocera Communications, Inc	2,837

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,878,834

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
171		Avon Products, Inc	3,596
320		Clorox Co	26,605
6,736		Colgate-Palmolive Co	385,905
2,566		Estee Lauder Cos (Class A)	168,766
227		Herbalife Ltd	10,247
3,355		Kimberly-Clark Corp	325,904
350	*	Medifast, Inc	9,016
124		Nu Skin Enterprises, Inc (Class A)	7,579
11,640		Procter & Gamble Co	896,164

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,833,782

INSURANCE - 5.8%
3,550		ACE Ltd	317,654
5,724		Aflac, Inc	332,679
105		Arthur J. Gallagher & Co	4,587
1,233		Aspen Insurance Holdings Ltd	45,732
239		Axis Capital Holdings Ltd	10,941
7,676	*	Berkshire Hathaway, Inc (Class B)	859,098
3,644		Chubb Corp	308,465
155		Endurance Specialty Holdings Ltd	7,975
5,530	*	Genworth Financial, Inc (Class A)	63,097
1,305		Marsh & McLennan Cos, Inc	52,096
1,181		Montpelier Re Holdings Ltd	29,537
572	*	National Financial Partners Corp	14,477
107		PartnerRe Ltd	9,690
522		Platinum Underwriters Holdings Ltd	29,869
138		Primerica, Inc	5,167
3,348		Principal Financial Group	125,383
14		ProAssurance Corp	730
9,122		Progressive Corp	231,881
300		Protective Life Corp	11,523
5,183		Prudential Financial, Inc	378,515
40		RenaissanceRe Holdings Ltd	3,472
8		RLI Corp	611
18		Selective Insurance Group, Inc	414
36		Stancorp Financial Group, Inc	1,779
124		Stewart Information Services Corp	3,247
4,210		Travelers Cos, Inc	336,463

		TOTAL INSURANCE	3,185,082

MATERIALS - 4.6%
19	*	AEP Industries, Inc	1,413
2,894		Air Products & Chemicals, Inc	265,004
7,098		Alcoa, Inc	55,506

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,222	*	Allied Nevada Gold Corp	$7,919
1,205		AMCOL International Corp	38,186
204		Aptargroup, Inc	11,263
497		Ball Corp	20,645
528		Bemis Co, Inc	20,666
519		Buckeye Technologies, Inc	19,224
64		Carpenter Technology Corp	2,884
350		Celanese Corp (Series A)	15,680
18	*	Clearwater Paper Corp	847
1,284		Commercial Metals Co	18,965
110		Compass Minerals International, Inc	9,298
46		Domtar Corp	3,059
287		Eastman Chemical Co	20,093
3,545		Ecolab, Inc	301,999
265	*	Flotek Industries, Inc	4,754
682		H.B. Fuller Co	25,786
182		Innophos Holdings, Inc	8,585
72		International Flavors & Fragrances, Inc	5,412
2,315		International Paper Co	102,578
97	*	Landec Corp	1,281
1,627	*	Louisiana-Pacific Corp	24,063
4,689		LyondellBasell Industries AF S.C.A	310,693
168	*	McEwen Mining, Inc	282
1,992		MeadWestvaco Corp	67,947
392		Minerals Technologies, Inc	16,205
1,492		Mosaic Co	80,284
5,053		Nucor Corp	218,896
634	*	Owens-Illinois, Inc	17,619
3,057		Praxair, Inc	352,044
22,059		Rentech, Inc	46,324
54		Rock-Tenn Co (Class A)	5,394
124		Rockwood Holdings, Inc	7,940
1,363		Royal Gold, Inc	57,355
157		Sealed Air Corp	3,760
241		Sherwin-Williams Co	42,561
2,042		Sigma-Aldrich Corp	164,095
147		Sonoco Products Co	5,082
586	*	Stillwater Mining Co	6,294
500		Tredegar Corp	12,850
473		Valspar Corp	30,589
79		Wausau Paper Corp	901
116		Westlake Chemical Corp	11,184
2,768		Worthington Industries, Inc	87,773

		TOTAL MATERIALS	2,531,182

MEDIA - 3.1%
56		Arbitron, Inc	2,601
1,779		Cablevision Systems Corp (Class A)	29,923
156		Cinemark Holdings, Inc	4,356
1,281	*	Digital Generation, Inc	9,441
3,920	*	Discovery Communications, Inc (Class A)	302,663
525	*	Discovery Communications, Inc (Class C)	36,572
496	*	DreamWorks Animation SKG, Inc (Class A)	12,727
179		Fisher Communications, Inc	7,353
83		John Wiley & Sons, Inc (Class A)	3,327
2,109	*	Journal Communications, Inc (Class A)	15,796
697	*	Liberty Global plc	47,319
3,773	*	Liberty Global plc (Class A)	279,504
659	*	Liberty Media Corp	83,535
98	*	Madison Square Garden, Inc	5,807
2,863	*	McClatchy Co (Class A)	6,528
2,180	*	New York Times Co (Class A)	24,111
149		Scripps Networks Interactive (Class A)	9,947
3,457		Time Warner Cable, Inc	388,843
7,186		Time Warner, Inc	415,495
432		Valassis Communications, Inc	10,623

		TOTAL MEDIA	1,696,471

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
100	*	Affymetrix, Inc	$444
3,680		Agilent Technologies, Inc	157,357
1,059	*	Akorn, Inc	14,318
3,192		Amgen, Inc	314,923
6,212	*	Ariad Pharmaceuticals, Inc	108,648
101	*	Auxilium Pharmaceuticals, Inc	1,680
1,901	*	Biogen Idec, Inc	409,095
10,481		Bristol-Myers Squibb Co	468,396
259	*	Cambrex Corp	3,618
555	*	Cepheid, Inc	19,103
1,275	*	Endo Pharmaceuticals Holdings, Inc	46,907
9,409	*	Gilead Sciences, Inc	481,835
1,131	*	Incyte Corp	24,882
11,316		Johnson & Johnson	971,592
1,420	*	Life Technologies Corp	105,094
14,626		Merck & Co, Inc	679,377
2,213	*	Nektar Therapeutics	25,560
1,489		PDL BioPharma, Inc	11,495
122		PerkinElmer, Inc	3,965
805	*	Salix Pharmaceuticals Ltd	53,251
839	*	Sangamo Biosciences, Inc	6,552
70		Techne Corp	4,836
165	*	United Therapeutics Corp	10,860
1,015	*	Vertex Pharmaceuticals, Inc	81,068
94	*	Viropharma, Inc	2,693
2,319	*	Vivus, Inc	29,173
595	*	Waters Corp	59,530

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,096,252

REAL ESTATE - 3.7%
83		American Campus Communities, Inc	3,375
4,346		American Tower Corp	317,997
10,364		Annaly Capital Management, Inc	130,275
1,114		Boston Properties, Inc	117,494
1,824	*	CBRE Group, Inc	42,609
93		Colonial Properties Trust	2,243
165		Douglas Emmett, Inc	4,117
1,443		Duke Realty Corp	22,496
29		Equity One, Inc	656
361		Equity Residential	20,960
178		Federal Realty Investment Trust	18,455
2,363		First Industrial Realty Trust, Inc	35,847
4,832		HCP, Inc	219,566
860		Health Care REIT, Inc	57,646
89		Healthcare Realty Trust, Inc	2,269
6,311		Host Marriott Corp	106,467
15		Jones Lang LaSalle, Inc	1,367
14		Kilroy Realty Corp	742
125		LaSalle Hotel Properties	3,088
325		Liberty Property Trust	12,012
426		Macerich Co	25,973
180		Mid-America Apartment Communities, Inc	12,199
282		Piedmont Office Realty Trust, Inc	5,042
105		Post Properties, Inc	5,196
7,434		Prologis, Inc	280,410
2,100		RAIT Investment Trust	15,792
731		Ryman Hospitality Properties	28,516
2,184		Simon Property Group, Inc	344,897
1,347		Ventas, Inc	93,563
1,321		Vornado Realty Trust	109,445
17		Washington Real Estate Investment Trust	457

		TOTAL REAL ESTATE	2,041,171

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 4.8%
77		Aaron’s, Inc	$2,157
162		Advance Auto Parts, Inc	13,150
1,224		American Eagle Outfitters, Inc	22,350
316	*	Ann Taylor Stores Corp	10,491
467	*	Autozone, Inc	197,863
149	*	Barnes & Noble, Inc	2,378
2,101	*	Bed Bath & Beyond, Inc	148,961
1,674		Best Buy Co, Inc	45,750
62	*	Cabela’s, Inc	4,015
757	*	Carmax, Inc	34,943
8		Chico’s FAS, Inc	136
650		Foot Locker, Inc	22,835
6		GameStop Corp (Class A)	252
4,974		Gap, Inc	207,565
45	*	Genesco, Inc	3,015
2,394		Genuine Parts Co	186,900
184		GNC Holdings, Inc	8,135
312		HSN, Inc	16,761
411	*	JC Penney Co, Inc	7,020
2,289		Kohl’s Corp	115,617
7,105	*	Liberty Media Holding Corp (Interactive A)	163,486
38	*	LKQ Corp	979
9,519		Lowe’s Companies, Inc	389,327
1,969		Macy’s, Inc	94,512
16		Men’s Wearhouse, Inc	606
625		Nordstrom, Inc	37,463
700	*	Office Depot, Inc	2,709
73	*	O'Reilly Automotive, Inc	8,221
376		Petsmart, Inc	25,188
278		Pier 1 Imports, Inc	6,530
160		Ross Stores, Inc	10,370
184	*	Sally Beauty Holdings, Inc	5,722
71	*	Shutterfly, Inc	3,961
144		Signet Jewelers Ltd	9,710
5,577		Staples, Inc	88,451
5,557		Target Corp	382,655
135		Tiffany & Co	9,833
7,126		TJX Companies, Inc	356,727
7		Williams-Sonoma, Inc	391

		TOTAL RETAILING	2,647,135

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
645	*	Advanced Energy Industries, Inc	11,229
652	*	Advanced Micro Devices, Inc	2,660
814		Analog Devices, Inc	36,679
18,228		Applied Materials, Inc	271,780
125	*	Cirrus Logic, Inc	2,170
174		Cypress Semiconductor Corp	1,867
25,696		Intel Corp	622,357
170	*	Lam Research Corp	7,538
111		Microchip Technology, Inc	4,135
134		MKS Instruments, Inc	3,556
4,943	*	ON Semiconductor Corp	39,939
706	*	RF Micro Devices, Inc	3,777
910	*	Skyworks Solutions, Inc	19,920
937	*	SunPower Corp	19,396
315	*	Teradyne, Inc	5,535
9,888		Texas Instruments, Inc	344,794

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,397,332

SOFTWARE & SERVICES - 8.8%
5,032		Accenture plc	362,103
2,318	*	Active Network, Inc	17,547
5,073	*	Adobe Systems, Inc	231,126

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

313	*	Angie’s List, Inc	$8,310
2,001		AOL, Inc	72,997
1,937	*	Autodesk, Inc	65,742
1,228		Broadridge Financial Solutions, Inc	32,640
4,683		CA, Inc	134,074
191	*	Cadence Design Systems, Inc	2,766
4,753	*	Cognizant Technology Solutions Corp (Class A)	297,585
847		Compuware Corp	8,766
155		Convergys Corp	2,702
49		Factset Research Systems, Inc	4,995
54		Fair Isaac Corp	2,475
239	*	Fortinet, Inc	4,183
104		Global Payments, Inc	4,817
1,080	*	Google, Inc (Class A)	950,800
883	*	Informatica Corp	30,887
4,629		International Business Machines Corp	884,648
3,793		Intuit, Inc	231,487
278	*	Liquidity Services, Inc	9,638
55	*	NetSuite, Inc	5,046
189	*	NeuStar, Inc (Class A)	9,201
49	*	OpenTable, Inc	3,134
19,248		Oracle Corp	591,298
2,442	*	QuinStreet, Inc	21,074
6,408	*	Salesforce.com, Inc	244,657
233	*	ServiceSource International LLC	2,172
123	*	SolarWinds, Inc	4,774
9,001		Symantec Corp	202,252
59		Syntel, Inc	3,709
340	*	Teradata Corp	17,078
146	*	Ultimate Software Group, Inc	17,124
150	*	Unisys Corp	3,311
13,275	*	Yahoo!, Inc	333,335

		TOTAL SOFTWARE & SERVICES	4,818,453

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
914	*	Aruba Networks, Inc	14,039
97	*	Avid Technology, Inc	570
147	*	Benchmark Electronics, Inc	2,955
26,789		Cisco Systems, Inc	651,241
21		Cognex Corp	950
1,633		Corning, Inc	23,238
1,868	*	Cray, Inc	36,687
23,171		Dell, Inc	309,333
9	*	DTS, Inc	185
16,621	*	EMC Corp	392,588
810	*	Finisar Corp	13,729
707	*	Flextronics International Ltd	5,472
293	*	Fusion-io, Inc	4,172
16,507		Hewlett-Packard Co	409,374
345	*	Ingram Micro, Inc (Class A)	6,551
169		InterDigital, Inc	7,546
236		IPG Photonics Corp	14,332
14	*	Itron, Inc	594
462		Jabil Circuit, Inc	9,416
449		Lexmark International, Inc (Class A)	13,726
24		Molex, Inc	704
1,841		Motorola, Inc	106,281
60	*	Netgear, Inc	1,832
645	*	Oplink Communications, Inc	11,204
340		Plantronics, Inc	14,933
885	*	Polycom, Inc	9,328
1,566	*	Power-One, Inc	9,897
494	*	QLogic Corp	4,723
8,024		Qualcomm, Inc	490,106
227	*	RealD, Inc	3,155

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

172	*	Super Micro Computer, Inc	$1,830
26	*	Tech Data Corp	1,224
184	*	TTM Technologies, Inc	1,546
87	*	Universal Display Corp	2,446
74	*	Vishay Precision Group, Inc	1,120
25,594		Xerox Corp	232,138

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,809,165

TELECOMMUNICATION SERVICES - 1.8%
8,927		CenturyTel, Inc	315,570
1,541	*	Cincinnati Bell, Inc	4,716
3,151	*	Crown Castle International Corp	228,101
14,923		Frontier Communications Corp	60,438
234	*	Level 3 Communications, Inc	4,933
252	*	SBA Communications Corp (Class A)	18,678
35,743	*	Sprint Nextel Corp	250,916
674	*	tw telecom inc (Class A)	18,966
18		US Cellular Corp	660
5,000	*	Vonage Holdings Corp	14,150
7,071		Windstream Corp	54,517

		TOTAL TELECOMMUNICATION SERVICES	971,645

TRANSPORTATION - 2.0%
89	*	Alaska Air Group, Inc	4,628
52		Allegiant Travel Co	5,511
195	*	Avis Budget Group, Inc	5,606
326		CH Robinson Worldwide, Inc	18,357
10,064		CSX Corp	233,384
128		Expeditors International of Washington, Inc	4,865
34	*	Genesee & Wyoming, Inc (Class A)	2,885
61		J.B. Hunt Transport Services, Inc	4,407
8	*	Kirby Corp	636
2,410		Norfolk Southern Corp	175,087
6		Ryder System, Inc	365
1,437		Union Pacific Corp	221,700
5,068		United Parcel Service, Inc (Class B)	438,281

		TOTAL TRANSPORTATION	1,115,712

UTILITIES - 4.2%
92		American States Water Co	4,938
102		American Water Works Co, Inc	4,205
2,528	*	Calpine Corp	53,669
2,497		Centerpoint Energy, Inc	58,655
3,631		Cleco Corp	168,587
4,117		Consolidated Edison, Inc	240,062
1,810		Duke Energy Corp	122,175
57		Integrys Energy Group, Inc	3,336
148		ITC Holdings Corp	13,512
103		MDU Resources Group, Inc	2,669
591		MGE Energy, Inc	32,363
197		New Jersey Resources Corp	8,181
4,346		NextEra Energy, Inc	354,112
5,811		NiSource, Inc	166,427
3,112		Northeast Utilities	130,766
162		Northwest Natural Gas Co	6,882
4,001		NV Energy, Inc	93,864
1,573		Oneok, Inc	64,981
7,735		Pepco Holdings, Inc	155,938
4,779		PG&E Corp	218,544
2,031		Piedmont Natural Gas Co, Inc	68,526
88		Pinnacle West Capital Corp	4,881
2,418		Sempra Energy	197,696
211		SJW Corp	5,528
612		South Jersey Industries, Inc	35,135

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

196	TECO Energy, Inc	$3,369
77	UGI Corp	3,012
108	Westar Energy, Inc	3,452
524	WGL Holdings, Inc	22,647
414	Wisconsin Energy Corp	16,970
1,364	Xcel Energy, Inc	38,656

	TOTAL UTILITIES	2,303,738

	TOTAL COMMON STOCKS (Cost $43,078,018)	54,695,982

	TOTAL INVESTMENTS - 99.3% (Cost $43,078,018)	54,695,982
	OTHER ASSETS & LIABILITIES, NET - 0.7%	409,541

	NET ASSETS - 100.0%	$55,105,523

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.1%
406		Allison Transmission Holdings, Inc	$9,370
839	*	American Axle & Manufacturing Holdings, Inc	15,631
1,484	*	BorgWarner, Inc	127,847
901		Cooper Tire & Rubber Co	29,886
2,007		Dana Holding Corp	38,655
4,101		Delphi Automotive plc	207,880
376		Dorman Products, Inc	17,157
290		Drew Industries, Inc	11,403
261	*	Federal Mogul Corp (Class A)	2,665
50,556		Ford Motor Co	782,101
280	*	Fuel Systems Solutions, Inc	5,009
10,813	*	General Motors Co	360,181
1,875		Gentex Corp	43,219
507	*	Gentherm, Inc	9,415
3,154	*	Goodyear Tire & Rubber Co	48,225
2,938		Harley-Davidson, Inc	161,061
8,952		Johnson Controls, Inc	320,392
1,212		Lear Corp	73,277
500	*	Modine Manufacturing Co	5,440
180		Remy International, Inc	3,343
355		Spartan Motors, Inc	2,173
260		Standard Motor Products, Inc	8,928
627	*	Stoneridge, Inc	7,298
280		Superior Industries International, Inc	4,819
796	*	Tenneco, Inc	36,043
1,097	*,e	Tesla Motors, Inc	117,851
552		Thor Industries, Inc	27,147
1,366	*	TRW Automotive Holdings Corp	90,757
654	*	Visteon Corp	41,280
353	*	Winnebago Industries, Inc	7,409

		TOTAL AUTOMOBILES & COMPONENTS	2,615,862

BANKS - 3.5%
180		1st Source Corp	4,277
266		1st United Bancorp, Inc	1,788
90		Access National Corp	1,168
98		American National Bankshares, Inc	2,278
283	*	Ameris Bancorp	4,769
77		Ames National Corp	1,753
430		Apollo Residential Mortgage	7,086
110	e	Arrow Financial Corp	2,723
2,146		Associated Banc-Corp	33,370
1,174		Astoria Financial Corp	12,656
130		Bancfirst Corp	6,051
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	6,672
1,197		Bancorpsouth, Inc	21,187
838		Bank Mutual Corp	4,726
762		Bank of Hawaii Corp	38,344
70		Bank of Kentucky Financial Corp	1,991
61		Bank of Marin Bancorp	2,440
442		Bank of the Ozarks, Inc	19,152
300		BankFinancial Corp	2,550
845		BankUnited	21,978
203		Banner Corp	6,859
50		Bar Harbor Bankshares	1,827
9,205		BB&T Corp	311,865

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

982		BBCN Bancorp, Inc	$13,964
392	*	Beneficial Mutual Bancorp, Inc	3,293
280		Berkshire Hills Bancorp, Inc	7,773
233		BNC Bancorp	2,661
160	*	BofI Holding, Inc	7,331
410		BOK Financial Corp	26,260
826		Boston Private Financial Holdings, Inc	8,789
75		Bridge Bancorp, Inc	1,687
771		Brookline Bancorp, Inc	6,692
86		Bryn Mawr Bank Corp	2,058
40		C&F Financial Corp	2,229
87		Camden National Corp	3,086
321	*	Capital Bank Financial Corp	6,096
101	*	Capital City Bank Group, Inc	1,165
2,970		CapitalSource, Inc	27,859
2,530		Capitol Federal Financial	30,714
286		Cardinal Financial Corp	4,187
1,028		Cathay General Bancorp	20,920
150		Center Bancorp, Inc	1,903
261		Centerstate Banks of Florida, Inc	2,265
188	*	Central Pacific Financial Corp	3,384
168		Century Bancorp, Inc	5,880
301		Charter Financial Corp	3,034
294		Chemical Financial Corp	7,641
2,624	*	CIT Group, Inc	122,357
101		Citizens & Northern Corp	1,951
262	e	City Holding Co	10,205
647		City National Corp	41,000
112		Clifton Savings Bancorp, Inc	1,327
105		CNB Financial Corp	1,779
395		CoBiz, Inc	3,278
674		Columbia Banking System, Inc	16,048
2,545		Comerica, Inc	101,367
1,110		Commerce Bancshares, Inc	48,352
628		Community Bank System, Inc	19,374
182		Community Trust Bancorp, Inc	6,483
130	*	CommunityOne Bancorp	1,054
30	*,e	Crescent Financial Bancshares, Inc	131
732	e	Cullen/Frost Bankers, Inc	48,876
262	*	Customers Bancorp, Inc	4,257
1,117		CVB Financial Corp	13,136
309		Dime Community Bancshares	4,734
5,371	*	Doral Financial Corp	4,458
289	*	Eagle Bancorp, Inc	6,463
1,835		East West Bancorp, Inc	50,462
90		Enterprise Financial Services Corp	1,436
158		ESB Financial Corp	1,917
197		ESSA Bancorp, Inc	2,159
1,060		EverBank Financial Corp	17,554
115		Federal Agricultural Mortgage Corp (Class C)	3,321
124		Fidelity Southern Corp	1,534
11,484		Fifth Third Bancorp	207,286
126		Financial Institutions, Inc	2,320
174		First Bancorp (NC)	2,453
906	*	First Bancorp (Puerto Rico)	6,414
107		First Bancorp, Inc	1,870
625		First Busey Corp	2,812
99		First Citizens Bancshares, Inc (Class A)	19,013
1,229		First Commonwealth Financial Corp	9,058
189		First Community Bancshares, Inc	2,964
570		First Connecticut Bancorp	7,934
120		First Defiance Financial Corp	2,706
40	*	First Federal Bancshares of Arkansas, Inc	316
747		First Financial Bancorp	11,130
448	e	First Financial Bankshares, Inc	24,936
188		First Financial Corp	5,826

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

133		First Financial Holdings, Inc	$2,821
200		First Financial Northwest, Inc	2,062
3,240		First Horizon National Corp	36,288
149		First Interstate Bancsystem, Inc	3,089
557		First Merchants Corp	9,553
893		First Midwest Bancorp, Inc	12,252
4,523		First Niagara Financial Group, Inc	45,547
66		First of Long Island Corp	2,191
110		First Pactrust Bancorp, Inc	1,494
1,528		First Republic Bank	58,797
2,172		FirstMerit Corp	43,505
255	*	Flagstar Bancorp, Inc	3,560
358		Flushing Financial Corp	5,889
1,776		FNB Corp	21,454
185		Fox Chase Bancorp, Inc	3,145
170		Franklin Financial Corp	3,062
2,887		Fulton Financial Corp	33,143
133		German American Bancorp, Inc	2,995
860		Glacier Bancorp, Inc	19,083
135		Great Southern Bancorp, Inc	3,640
185		Guaranty Bancorp	2,100
222	*,e	Hampton Roads Bankshares, Inc	286
1,116		Hancock Holding Co	33,558
610	*	Hanmi Financial Corp	10,779
158		Heartland Financial USA, Inc	4,343
121		Heritage Financial Corp	1,773
260	*	Heritage Oaks Bancorp	1,604
20		Hingham Institution for Savings	1,358
90	*	Home Bancorp, Inc	1,665
532		Home Bancshares, Inc	13,816
199		Home Federal Bancorp, Inc	2,535
745		Home Loan Servicing Solutions Ltd	17,858
108		HomeStreet, Inc	2,317
265	*	HomeTrust Bancshares, Inc	4,494
75		Horizon Bancorp	1,531
6,700		Hudson City Bancorp, Inc	61,372
171		Hudson Valley Holding Corp	2,904
10,738		Huntington Bancshares, Inc	84,615
463		IBERIABANK Corp	24,821
252		Independent Bank Corp	8,694
674		International Bancshares Corp	15,219
579		Investors Bancorp, Inc	12,205
227	*	Kearny Financial Corp	2,381
12,326		Keycorp	136,079
274		Lakeland Bancorp, Inc	2,858
350		Lakeland Financial Corp	9,712
1,741	e	M&T Bank Corp	194,557
216		MainSource Financial Group, Inc	2,901
661		MB Financial, Inc	17,715
107		Mercantile Bank Corp	1,923
60		Merchants Bancshares, Inc	1,774
119	*	Meridian Interstate Bancorp, Inc	2,241
198		MetroCorp Bancshares, Inc	1,932
4,168	*	MGIC Investment Corp	25,300
70		Middleburg Financial Corp	1,337
56		Midsouth Bancorp, Inc	870
90		MidWestOne Financial Group, Inc	2,165
50	*	NASB Financial, Inc	1,309
684		National Bank Holdings Corp	13,475
84		National Bankshares, Inc	2,985
1,529		National Penn Bancshares, Inc	15,535
243	*,e	Nationstar Mortgage Holdings, Inc	9,098
738		NBT Bancorp, Inc	15,623
5,893	e	New York Community Bancorp, Inc	82,502
758		Northfield Bancorp, Inc	8,884
80		Northrim BanCorp, Inc	1,935

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,214		Northwest Bancshares, Inc	$16,401
97		OceanFirst Financial Corp	1,508
1,334	*	Ocwen Financial Corp	54,987
596		OFG Bancorp	10,794
1,471		Old National Bancorp	20,344
148	*	OmniAmerican Bancorp, Inc	3,260
670		Oritani Financial Corp	10,506
154		Pacific Continental Corp	1,817
208	*	Pacific Premier Bancorp, Inc	2,542
449		PacWest Bancorp	13,762
165	e	Park National Corp	11,350
360	*	Park Sterling Bank	2,128
110		Peapack Gladstone Financial Corp	1,925
47		Penns Woods Bancorp, Inc	1,967
164	*	Pennsylvania Commerce Bancorp, Inc	3,285
165	*	PennyMac Financial Services, Inc	3,510
75		Peoples Bancorp, Inc	1,581
4,548		People’s United Financial, Inc	67,765
400	*	Pinnacle Financial Partners, Inc	10,284
6,943		PNC Financial Services Group, Inc	506,284
1,355	*	Popular, Inc	41,097
147	*	Preferred Bank	2,423
767		PrivateBancorp, Inc	16,268
789		Prosperity Bancshares, Inc	40,862
120		Provident Financial Holdings, Inc	1,906
753		Provident Financial Services, Inc	11,882
421	e	Provident New York Bancorp	3,932
2,407	e	Radian Group, Inc	27,969
18,532		Regions Financial Corp	176,610
323	e	Renasant Corp	7,862
120		Republic Bancorp, Inc (Class A)	2,630
807		Rockville Financial, Inc	10,556
100		Roma Financial Corp	1,816
300		S&T Bancorp, Inc	5,880
210		S.Y. Bancorp, Inc	5,151
250		Sandy Spring Bancorp, Inc	5,405
281	e	SCBT Financial Corp	14,160
900	*	Seacoast Banking Corp of Florida	1,980
87		Sierra Bancorp	1,288
615	*	Signature Bank	51,057
207		Simmons First National Corp (Class A)	5,401
216	e	Southside Bancshares, Inc	5,158
383	*	Southwest Bancorp, Inc	5,056
397		State Bank & Trust Co	5,967
256		StellarOne Corp	5,030
318		Sterling Bancorp	3,695
450		Sterling Financial Corp	10,701
88	*	Suffolk Bancorp	1,438
470	*	Sun Bancorp, Inc	1,593
7,046		SunTrust Banks, Inc	222,442
2,349		Susquehanna Bancshares, Inc	30,185
591	*	SVB Financial Group	49,242
10,399		Synovus Financial Corp	30,365
137	*	Taylor Capital Group, Inc	2,314
2,148		TCF Financial Corp	30,459
150		Territorial Bancorp, Inc	3,391
505	*	Texas Capital Bancshares, Inc	22,402
956	*	TFS Financial Corp	10,707
434	*	The Bancorp, Inc	6,506
259		Tompkins Trustco, Inc	11,704
238	e	TowneBank	3,503
80		Tree.com, Inc	1,371
171		Trico Bancshares	3,647
1,974		Trustco Bank Corp NY	10,739
885		Trustmark Corp	21,753
403		UMB Financial Corp	22,435

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,383		Umpqua Holdings Corp	$20,759
167		Union Bankshares Corp	3,439
757	e	United Bankshares, Inc	20,023
526	*	United Community Banks, Inc	6,533
201		United Financial Bancorp, Inc	3,045
198		Univest Corp of Pennsylvania	3,776
24,290		US Bancorp	878,083
2,837	e	Valley National Bancorp	26,866
426		ViewPoint Financial Group	8,865
253	*	Virginia Commerce Bancorp	3,532
138	*	Walker & Dunlop, Inc	2,415
113		Washington Banking Co	1,605
1,416		Washington Federal, Inc	26,734
138		Washington Trust Bancorp, Inc	3,936
90	*	Waterstone Financial, Inc	914
1,184		Webster Financial Corp	30,405
63,429		Wells Fargo & Co	2,617,715
301		WesBanco, Inc	7,955
189		West Bancorporation, Inc	2,221
398	e	Westamerica Bancorporation	18,185
965	*	Western Alliance Bancorp	15,276
366		Westfield Financial, Inc	2,562
2,417		Wilshire Bancorp, Inc	16,001
461		Wintrust Financial Corp	17,647
100		WSFS Financial Corp	5,239
189	*	Yadkin Financial Corp	2,654
2,336		Zions Bancorporation	67,464

		TOTAL BANKS	8,256,727

CAPITAL GOODS - 8.0%
9,036		3M Co	988,086
1,080		A.O. Smith Corp	39,182
193		Aaon, Inc	6,384
468		AAR Corp	10,287
1,371	*	Accuride Corp	6,937
282		Aceto Corp	3,928
956		Actuant Corp (Class A)	31,519
572		Acuity Brands, Inc	43,197
1,391	*	Aecom Technology Corp	44,220
466	*	Aegion Corp	10,490
484	*	Aerovironment, Inc	9,767
1,275		AGCO Corp	63,992
858		Air Lease Corp	23,672
892		Aircastle Ltd	14,263
78		Alamo Group, Inc	3,184
301		Albany International Corp (Class A)	9,927
429		Alliant Techsystems, Inc	35,320
296		Altra Holdings, Inc	8,105
224	*	Ameresco, Inc	2,018
90	e	American Railcar Industries, Inc	3,016
140		American Science & Engineering, Inc	7,840
2,074	*,e	American Superconductor Corp	5,475
125	*	American Woodmark Corp	4,338
3,194		Ametek, Inc	135,106
79		Ampco-Pittsburgh Corp	1,483
410	*	API Technologies Corp	1,148
311		Apogee Enterprises, Inc	7,464
611		Applied Industrial Technologies, Inc	29,530
89		Argan, Inc	1,388
362		Armstrong World Industries, Inc	17,300
1,622	*	ArvinMeritor, Inc	11,435
237		Astec Industries, Inc	8,127
122	*	Astronics Corp	4,986
18	*	Astronics Corp (Class B)	732
376		AZZ, Inc	14,499

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,463		Babcock & Wilcox Co	$43,934
677		Barnes Group, Inc	20,303
1,296	*	BE Aerospace, Inc	81,752
752	*	Beacon Roofing Supply, Inc	28,486
565		Belden CDT, Inc	28,210
570	*	Blount International, Inc	6,737
421	*	Bluelinx Holdings, Inc	905
9,950		Boeing Co	1,019,278
586		Brady Corp (Class A)	18,008
600		Briggs & Stratton Corp	11,880
1,363	*	Builders FirstSource, Inc	8,151
232	*	CAI International, Inc	5,468
7,608	*,e	Capstone Turbine Corp	8,901
833		Carlisle Cos, Inc	51,904
8,625		Caterpillar, Inc	711,476
405	*	Chart Industries, Inc	38,106
1,335		Chicago Bridge & Iron Co NV	79,646
230		CIRCOR International, Inc	11,698
615		Clarcor, Inc	32,109
424		CNH Global NV	17,664
250		Coleman Cable, Inc	4,515
1,121	*	Colfax Corp	58,415
196	*	Columbus McKinnon Corp	4,179
409		Comfort Systems USA, Inc	6,102
301	*	Commercial Vehicle Group, Inc	2,245
636		Crane Co	38,109
262		Cubic Corp	12,602
2,474		Cummins, Inc	268,330
554		Curtiss-Wright Corp	20,531
7,898		Danaher Corp	499,943
5,088		Deere & Co	413,400
979	*	DigitalGlobe, Inc	30,359
1,888		Donaldson Co, Inc	67,326
296		Douglas Dynamics, Inc	3,842
2,244		Dover Corp	174,269
139	*	Ducommun, Inc	2,955
124	*	DXP Enterprises, Inc	8,258
596	*	Dycom Industries, Inc	13,791
270		Dynamic Materials Corp	4,458
6,200		Eaton Corp	408,022
190	*	Edgen Group, Inc	1,212
923		EMCOR Group, Inc	37,520
9,429		Emerson Electric Co	514,258
255		Encore Wire Corp	8,696
404	*	Energy Recovery, Inc	1,669
649		EnerSys	31,827
206	*	Engility Holdings, Inc	5,855
100	*,e	Enphase Energy, Inc	773
277	*	EnPro Industries, Inc	14,061
317		ESCO Technologies, Inc	10,264
388	*	Esterline Technologies Corp	28,049
2,455		Exelis, Inc	33,854
3,889		Fastenal Co	178,311
743	*	Federal Signal Corp	6,501
413	*	Flow International Corp	1,524
1,877		Flowserve Corp	101,377
2,138		Fluor Corp	126,805
2,162		Fortune Brands Home & Security, Inc	83,756
554		Franklin Electric Co, Inc	18,642
227		Freightcar America, Inc	3,857
6,474	*,e	FuelCell Energy, Inc	8,222
408	*	Furmanite Corp	2,730
644		Gardner Denver, Inc	48,416
594		GATX Corp	28,173
794	*,e	GenCorp, Inc	12,910
628		Generac Holdings, Inc	23,242

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

640		General Cable Corp	$19,680
3,928		General Dynamics Corp	307,680
135,612		General Electric Co	3,144,842
726	*	Gibraltar Industries, Inc	10,571
199		Global Power Equipment Group, Inc	3,208
242		Gorman-Rupp Co	7,705
825		Graco, Inc	52,148
1,560	*,e	GrafTech International Ltd	11,357
128		Graham Corp	3,844
466		Granite Construction, Inc	13,868
670		Great Lakes Dredge & Dock Corp	5,239
419	*	Greenbrier Cos, Inc	10,211
686		Griffon Corp	7,718
334		H&E Equipment Services, Inc	7,037
150		Hardinge, Inc	2,217
969		Harsco Corp	22,471
768		Heico Corp	38,684
1,310	*	Hexcel Corp	44,606
10,320		Honeywell International, Inc	818,789
186		Houston Wire & Cable Co	2,574
778		Hubbell, Inc (Class B)	77,022
656		Huntington Ingalls	37,051
78		Hurco Cos, Inc	2,244
132		Hyster-Yale Materials Handling, Inc	8,288
1,088		IDEX Corp	58,545
646	*	II-VI, Inc	10,504
4,954		Illinois Tool Works, Inc	342,668
3,895		Ingersoll-Rand plc	216,250
155		Insteel Industries, Inc	2,716
1,105		ITT Corp	32,498
1,705	*	Jacobs Engineering Group, Inc	93,997
308		John Bean Technologies Corp	6,471
1,396		Joy Global, Inc	67,748
148		Kadant, Inc	4,465
380		Kaman Corp	13,133
428		Kaydon Corp	11,791
1,895		KBR, Inc	61,588
983		Kennametal, Inc	38,170
424	*,e	KEYW Holding Corp	5,618
294	*	Kratos Defense & Security Solutions, Inc	1,905
1,180		L-3 Communications Holdings, Inc	101,173
220	*	Layne Christensen Co	4,292
111		LB Foster Co (Class A)	4,792
702		Lennox International, Inc	45,307
1,128		Lincoln Electric Holdings, Inc	64,601
170	e	Lindsay Manufacturing Co	12,747
101	*	LMI Aerospace, Inc	1,893
3,406		Lockheed Martin Corp	369,415
131		LSI Industries, Inc	1,060
201	*	Lydall, Inc	2,935
1,843		Manitowoc Co, Inc	33,008
4,628		Masco Corp	90,200
844	*	Mastec, Inc	27,768
171		Met-Pro Corp	2,298
80		Michael Baker Corp	2,169
238	*	Middleby Corp	40,481
115		Miller Industries, Inc	1,769
595	*	Moog, Inc (Class A)	30,660
1,041	*	MRC Global, Inc	28,752
606		MSC Industrial Direct Co (Class A)	46,941
447		Mueller Industries, Inc	22,542
2,364		Mueller Water Products, Inc (Class A)	16,335
209	*	MYR Group, Inc	4,065
58	e	National Presto Industries, Inc	4,178
755	*,e	Navistar International Corp	20,959
222	*	NCI Building Systems, Inc	3,394

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

202		NN, Inc	$2,305
814		Nordson Corp	56,418
100	*	Nortek, Inc	6,443
3,084		Northrop Grumman Corp	255,355
96	*	Northwest Pipe Co	2,678
706	*	Orbital Sciences Corp	12,263
434	*	Orion Marine Group, Inc	5,247
1,154	*	Oshkosh Truck Corp	43,817
1,547	*	Owens Corning, Inc	60,457
4,632		Paccar, Inc	248,553
1,472		Pall Corp	97,785
1,939		Parker Hannifin Corp	184,981
338	*	Patrick Industries, Inc	7,027
2,713		Pentair Ltd	156,513
593	*	Perini Corp	10,727
250	*	Pgt, Inc	2,168
200		Pike Electric Corp	2,460
211	*	Ply Gem Holdings, Inc	4,233
144	*	PMFG, Inc	997
591	*,e	Polypore International, Inc	23,817
94	*	Powell Industries, Inc	4,855
249	*	PowerSecure International, Inc	3,743
1,919		Precision Castparts Corp	433,713
28		Preformed Line Products Co	1,857
460		Primoris Services Corp	9,071
222	*,e	Proto Labs, Inc	14,423
450		Quanex Building Products Corp	7,578
2,673	*	Quanta Services, Inc	70,728
460		Raven Industries, Inc	13,791
4,257		Raytheon Co	281,473
262	*	RBC Bearings, Inc	13,611
583		Regal-Beloit Corp	37,802
362	*	Rexnord Corp	6,100
1,820		Rockwell Automation, Inc	151,315
1,785		Rockwell Collins, Inc	113,187
1,320		Roper Industries, Inc	163,970
454	*	Rush Enterprises, Inc (Class A)	11,237
533		Simpson Manufacturing Co, Inc	15,681
738		Snap-On, Inc	65,962
283	*,e	SolarCity Corp	10,689
1,597	*	Spirit Aerosystems Holdings, Inc (Class A)	34,304
643		SPX Corp	46,283
151		Standex International Corp	7,965
2,123		Stanley Works	164,108
133	*	Sterling Construction Co, Inc	1,205
279		Sun Hydraulics Corp	8,727
444	e	TAL International Group, Inc	19,345
812	*	Taser International, Inc	6,918
241	*	Tecumseh Products Co (Class A)	2,634
466	*	Teledyne Technologies, Inc	36,045
200		Tennant Co	9,654
1,486	*	Terex Corp	39,082
246	e	Textainer Group Holdings Ltd	9,456
3,648		Textron, Inc	95,030
81	*	The ExOne Company	4,999
356	*	Thermon Group Holdings	7,262
1,085		Timken Co	61,064
624	e	Titan International, Inc	10,527
282	*,e	Titan Machinery, Inc	5,536
795		Toro Co	36,101
687		TransDigm Group, Inc	107,701
189	*	Trex Co, Inc	8,976
469	*	Trimas Corp	17,484
964		Trinity Industries, Inc	37,056
680		Triumph Group, Inc	53,822
100		Twin Disc, Inc	2,370

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,214	*,e	United Rentals, Inc	$60,591
12,056		United Technologies Corp	1,120,485
233		Universal Forest Products, Inc	9,301
959		URS Corp	45,284
911	*,e	USG Corp	20,999
351		Valmont Industries, Inc	50,225
200		Vicor Corp	1,370
778		W.W. Grainger, Inc	196,196
1,287	*	Wabash National Corp	13,102
766	*	WABCO Holdings, Inc	57,213
367		Watsco, Inc	30,813
478		Watts Water Technologies, Inc (Class A)	21,673
578	*	WESCO International, Inc	39,281
1,296		Westinghouse Air Brake Technologies Corp	69,245
880		Woodward Governor Co	35,200
2,461		Xylem, Inc	66,299

		TOTAL CAPITAL GOODS	19,103,932

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
655		ABM Industries, Inc	16,054
611		Acacia Research (Acacia Technologies)	13,656
1,386	*	ACCO Brands Corp	8,815
217	e	Acorn Energy, Inc	1,831
335		Administaff, Inc	10,150
2,897		ADT Corp	115,445
466	*	Advisory Board Co	25,467
200		American Ecology Corp	5,488
412	*	ARC Document Solutions, Inc	1,648
120	*	AT Cross Co	2,034
1,360		Avery Dennison Corp	58,154
97		Barrett Business Services, Inc	5,064
550		Brink’s Co	14,030
297	*	Casella Waste Systems, Inc (Class A)	1,280
854	*,e	CBIZ, Inc	5,730
100		CDI Corp	1,416
90	e	Ceco Environmental Corp	1,107
676	*,e	Cenveo, Inc	1,440
1,396		Cintas Corp	63,574
750	*	Clean Harbors, Inc	37,898
100	*	Consolidated Graphics, Inc	4,701
1,065	*,e	Coolbrands International, Inc	916
1,448	*	Copart, Inc	44,598
451		Corporate Executive Board Co	28,512
1,489		Corrections Corp of America	50,432
73		Courier Corp	1,042
1,387	e	Covanta Holding Corp	27,768
167	*	CRA International, Inc	3,084
649		Deluxe Corp	22,488
535		Dun & Bradstreet Corp	52,136
236	*	EnerNOC, Inc	3,129
269		Ennis, Inc	4,651
1,581		Equifax, Inc	93,168
172		Exponent, Inc	10,167
148	*	Franklin Covey Co	1,992
571	*	FTI Consulting, Inc	18,780
387		G & K Services, Inc (Class A)	18,421
889		Geo Group, Inc	30,182
191	*	GP Strategies Corp	4,550
825		Healthcare Services Group	20,229
200		Heidrick & Struggles International, Inc	3,344
380	*	Heritage-Crystal Clean, Inc	5,552
700		Herman Miller, Inc	18,949
567		HNI Corp	20,452
279	*	Huron Consulting Group, Inc	12,901
209	*	ICF International, Inc	6,586

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,113	*	ICO Global Communications Holdings Ltd	$5,536
863	*	IHS, Inc (Class A)	90,080
582	*,e	Innerworkings, Inc	6,315
897		Interface, Inc	15,222
110	e	Intersections, Inc	965
2,231		Iron Mountain, Inc	59,367
995		KAR Auction Services, Inc	22,756
300		Kelly Services, Inc (Class A)	5,241
366		Kforce, Inc	5,344
300		Kimball International, Inc (Class B)	2,913
546		Knoll, Inc	7,759
641	*	Korn/Ferry International	12,012
1,020		Manpower, Inc	55,896
274		McGrath RentCorp	9,360
352		Mine Safety Appliances Co	16,386
172	*	Mistras Group, Inc	3,024
505	*	Mobile Mini, Inc	16,741
105		Multi-Color Corp	3,186
631	*	Navigant Consulting, Inc	7,572
2,862		Nielsen Holdings NV	96,135
113		NL Industries, Inc	1,277
817	*,e	Odyssey Marine Exploration, Inc	2,418
549	*	On Assignment, Inc	14,669
295	*	Performant Financial Corp	3,419
2,619	e	Pitney Bowes, Inc	38,447
313	e	Quad	7,543
2,354	e	R.R. Donnelley & Sons Co	32,980
3,548		Republic Services, Inc	120,419
514		Resources Connection, Inc	5,962
1,842		Robert Half International, Inc	61,210
772		Rollins, Inc	19,995
421	*	RPX Corp	7,073
100		Schawk, Inc (Class A)	1,313
189	*	Standard Parking Corp	4,056
1,106		Steelcase, Inc (Class A)	16,125
1,147	*	Stericycle, Inc	126,663
390	*	Team, Inc	14,761
804	*	Tetra Tech, Inc	18,902
159		TMS International Corp	2,358
854		Towers Watson & Co	69,977
220	*	TRC Cos, Inc	1,540
550	*	TrueBlue, Inc	11,577
224		Unifirst Corp	20,440
612		United Stationers, Inc	20,533
1,985	*	Verisk Analytics, Inc	118,504
263		Viad Corp	6,449
48		VSE Corp	1,971
326	*	WageWorks, Inc	11,231
1,597		Waste Connections, Inc	65,701
6,127		Waste Management, Inc	247,102
279		West Corp	6,177

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,421,613

CONSUMER DURABLES & APPAREL - 1.6%
479		American Greetings Corp (Class A)	8,727
148		Arctic Cat, Inc	6,657
140		Bassett Furniture Industries, Inc	2,174
556	*,e	Beazer Homes USA, Inc	9,741
150	e	Blyth, Inc	2,094
1,238		Brunswick Corp	39,554
806	e	Callaway Golf Co	5,304
778		Carter’s, Inc	57,626
72	*	Cavco Industries, Inc	3,632
271	*	Clarus Corp	2,547
3,687		Coach, Inc	210,491

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

137	e	Columbia Sportswear Co	$8,583
1,231	*	CROCS, Inc	20,312
46		CSS Industries, Inc	1,147
110		Culp, Inc	1,913
474	*,e	Deckers Outdoor Corp	23,942
3,689		DR Horton, Inc	78,502
279	e	Ethan Allen Interiors, Inc	8,035
1,572	*	Fifth & Pacific Cos, Inc	35,119
60		Flexsteel Industries, Inc	1,463
683	*	Fossil Group, Inc	70,561
1,610	*,e	Garmin Ltd	58,218
205	*	G-III Apparel Group Ltd	9,865
1,270		Hanesbrands, Inc	65,303
932		Harman International Industries, Inc	50,514
1,546	e	Hasbro, Inc	69,307
477	*	Helen of Troy Ltd	18,303
140		Hooker Furniture Corp	2,276
1,946	*,e	Hovnanian Enterprises, Inc (Class A)	10,917
784	*	Iconix Brand Group, Inc	23,057
429	*	iRobot Corp	17,061
257		Jakks Pacific, Inc	2,891
1,456	*	Jarden Corp	63,700
1,084		Jones Apparel Group, Inc	14,905
1,193	e	KB Home	23,419
628		La-Z-Boy, Inc	12,730
636	*,e	Leapfrog Enterprises, Inc	6,258
1,876		Leggett & Platt, Inc	58,325
2,133		Lennar Corp (Class A)	76,873
193	*	Libbey, Inc	4,626
112		Lifetime Brands, Inc	1,521
385	*	M/I Homes, Inc	8,840
300	*	Maidenform Brands, Inc	5,199
4,530		Mattel, Inc	205,254
441		MDC Holdings, Inc	14,337
475	*	Meritage Homes Corp	20,596
2,643	*	Michael Kors Holdings Ltd	163,919
785	*	Mohawk Industries, Inc	88,305
200		Movado Group, Inc	6,766
66		Nacco Industries, Inc (Class A)	3,781
398	*	Nautilus, Inc	3,459
3,773		Newell Rubbermaid, Inc	99,041
9,290		Nike, Inc (Class B)	591,587
66	*	NVR, Inc	60,852
200		Oxford Industries, Inc	12,480
161		Perry Ellis International, Inc	3,270
1,044		Phillips-Van Heusen Corp	130,552
881		Polaris Industries, Inc	83,695
567		Pool Corp	29,716
5,088	*	Pulte Homes, Inc	96,519
1,598	*	Quiksilver, Inc	10,291
787		Ralph Lauren Corp	136,733
101		RG Barry Corp	1,640
602		Ryland Group, Inc	24,140
602	*	Skechers U.S.A., Inc (Class A)	14,454
208	*,e	Skullcandy, Inc	1,136
1,107	*,e	Smith & Wesson Holding Corp	11,048
1,997	*,e	Standard-Pacific Corp	16,635
100	*	Steinway Musical Instruments, Inc	3,043
501	*	Steven Madden Ltd	24,238
228	e	Sturm Ruger & Co, Inc	10,953
415	*	Taylor Morrison Home Corp	10,118
798	*	Tempur-Pedic International, Inc	35,032
2,217	*	Toll Brothers, Inc	72,341
186	*	TRI Pointe Homes, Inc	3,084
304		True Religion Apparel, Inc	9,625
628	*	Tumi Holdings, Inc	15,072

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

709		Tupperware Corp	$55,082
1,101	*,e	Under Armour, Inc (Class A)	65,741
340	*	Unifi, Inc	7,028
166	*	Universal Electronics, Inc	4,670
246	*,e	Vera Bradley, Inc	5,328
1,149		VF Corp	221,826
60		Weyco Group, Inc	1,512
1,018		Whirlpool Corp	116,418
183	*	William Lyon Homes, Inc	4,613
659		Wolverine World Wide, Inc	35,988
939	*,e	Zagg, Inc	5,024

		TOTAL CONSUMER DURABLES & APPAREL	3,739,174

CONSUMER SERVICES - 2.2%
306	*	AFC Enterprises	10,998
224	*	American Public Education, Inc	8,324
532		Ameristar Casinos, Inc	13,986
1,296	*	Apollo Group, Inc (Class A)	22,965
159	*	Ascent Media Corp (Series A)	12,413
569	*,e	Bally Technologies, Inc	32,103
298	*	BJ’s Restaurants, Inc	11,056
725	*	Bloomin’ Brands, Inc	18,038
379		Bob Evans Farms, Inc	17,805
704	*	Boyd Gaming Corp	7,955
141	*	Bravo Brio Restaurant Group, Inc	2,513
234	*	Bridgepoint Education, Inc	2,850
167	*	Bright Horizons Family Solutions	5,797
931		Brinker International, Inc	36,709
246	*	Buffalo Wild Wings, Inc	24,147
1,316		Burger King Worldwide, Inc	25,675
540	*,e	Caesars Entertainment Corp	7,398
202	*	Capella Education Co	8,413
812	*	Career Education Corp	2,355
5,438		Carnival Corp	186,469
200		Carriage Services, Inc	3,390
288		CBRL Group, Inc	27,262
272		CEC Entertainment, Inc	11,163
746		Cheesecake Factory	31,250
406	*	Chipotle Mexican Grill, Inc (Class A)	147,926
370	e	Choice Hotels International, Inc	14,685
155		Churchill Downs, Inc	12,222
215	*	Chuy’s Holdings, Inc	8,243
1,059	*,e	Corinthian Colleges, Inc	2,372
1,651		Darden Restaurants, Inc	83,342
136	*	Del Frisco’s Restaurant Group, Inc	2,912
949	*	Denny’s Corp	5,333
854		DeVry, Inc	26,491
223		DineEquity, Inc	15,358
767		Domino’s Pizza, Inc	44,601
1,398		Dunkin Brands Group, Inc	59,862
519	*,e	Education Management Corp	2,917
200	*	Fiesta Restaurant Group, Inc	6,878
595	*	Grand Canyon Education, Inc	19,177
3,570		H&R Block, Inc	99,068
856		Hillenbrand, Inc	20,296
540	*	Hyatt Hotels Corp	21,794
80	*	Ignite Restaurant Group, Inc	1,510
3,498		International Game Technology	58,452
548		International Speedway Corp (Class A)	17,246
474		Interval Leisure Group, Inc	9,442
244	*	Isle of Capri Casinos, Inc	1,830
351	*,e	ITT Educational Services, Inc	8,564
678	*	Jack in the Box, Inc	26,639
147	*	Jamba, Inc	2,195
310	*,e	K12, Inc	8,144

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

865	*	Krispy Kreme Doughnuts, Inc	$15,094
5,127		Las Vegas Sands Corp	271,372
545	*	Life Time Fitness, Inc	27,310
798	*	LifeLock, Inc	9,345
288		Lincoln Educational Services Corp	1,518
140		Mac-Gray Corp	1,988
200		Marcus Corp	2,544
3,054		Marriott International, Inc (Class A)	123,290
345	*	Marriott Vacations Worldwide Corp	14,918
367		Matthews International Corp (Class A)	13,836
13,148		McDonald’s Corp	1,301,652
5,009	*	MGM Mirage	74,033
200	*	Monarch Casino & Resort, Inc	3,372
510	*	Morgans Hotel Group Co	4,111
322	*	Multimedia Games, Inc	8,395
30	*	Nathan’s Famous, Inc	1,567
354	*,e	Norwegian Cruise Line Holdings Ltd	10,730
1,101	*	Orient-Express Hotels Ltd (Class A)	13,388
397	*	Outerwall, Inc	23,292
374	*	Panera Bread Co (Class A)	69,542
263	*	Papa John’s International, Inc	17,192
861	*	Penn National Gaming, Inc	45,512
793	*	Pinnacle Entertainment, Inc	15,598
150	*	Red Robin Gourmet Burgers, Inc	8,277
674		Regis Corp	11,067
2,109		Royal Caribbean Cruises Ltd	70,314
779	*	Ruby Tuesday, Inc	7,190
473		Ruth’s Chris Steak House, Inc	5,709
774	*	Scientific Games Corp (Class A)	8,707
402		SeaWorld Entertainment, Inc	14,110
2,758		Service Corp International	49,727
646	*	SHFL Entertainment, Inc	11,441
864	e	Six Flags Entertainment Corp	30,378
729	*	Sonic Corp	10,614
897		Sotheby’s (Class A)	34,005
164		Speedway Motorsports, Inc	2,854
9,810		Starbucks Corp	642,457
2,550		Starwood Hotels & Resorts Worldwide, Inc	161,135
20	*	Steak N Shake Co	8,208
185	*	Steiner Leisure Ltd	9,779
1,142		Stewart Enterprises, Inc (Class A)	14,949
171	e	Strayer Education, Inc	8,350
823		Texas Roadhouse, Inc (Class A)	20,591
250		Town Sports International Holdings, Inc	2,693
228		Universal Technical Institute, Inc	2,355
437		Vail Resorts, Inc	26,884
356	e	Weight Watchers International, Inc	16,376
3,949	e	Wendy’s	23,023
698	*	WMS Industries, Inc	17,806
1,783		Wyndham Worldwide Corp	102,041
1,043		Wynn Resorts Ltd	133,504
5,898		Yum! Brands, Inc	408,967

		TOTAL CONSUMER SERVICES	5,191,643

DIVERSIFIED FINANCIALS - 6.6%
713	*	Affiliated Managers Group, Inc	116,889
4,010	*	American Capital Ltd	50,807
12,428		American Express Co	929,117
2,644		Ameriprise Financial, Inc	213,847
2,935		Apollo Investment Corp	22,717
3,521		Ares Capital Corp	60,561
167	*	Artisan Partners Asset Management, Inc	8,335
141,459		Bank of America Corp	1,819,163
15,252		Bank of New York Mellon Corp	427,819
1,263		BGC Partners, Inc (Class A)	7,439

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

942	e	BlackRock Kelso Capital Corp	$8,817
1,712		BlackRock, Inc	439,727
200		Calamos Asset Management, Inc (Class A)	2,100
7,633		Capital One Financial Corp	479,429
47		Capital Southwest Corp	6,478
400		Cash America International, Inc	18,184
1,112		CBOE Holdings, Inc	51,864
14,460		Charles Schwab Corp	306,986
39,907		Citigroup, Inc	1,914,339
4,197		CME Group, Inc	318,888
207		Cohen & Steers, Inc	7,034
888	*	Cowen Group, Inc	2,575
98	*	Credit Acceptance Corp	10,295
22		Diamond Hill Investment Group, Inc	1,871
6,464		Discover Financial Services	307,945
586	*	Dollar Financial Corp	8,093
3,622	*	E*Trade Financial Corp	45,855
1,602		Eaton Vance Corp	60,219
302	*,e	Encore Capital Group, Inc	9,999
364		Evercore Partners, Inc (Class A)	14,298
545	*	Ezcorp, Inc (Class A)	9,200
163	*	FBR & Co	4,117
1,318	e	Federated Investors, Inc (Class B)	36,126
149		Fidus Investment Corp	2,788
1,653	*	Fifth Street Finance Corp	17,274
642		Financial Engines, Inc	29,269
363	*	First Cash Financial Services, Inc	17,863
641	*,e	First Marblehead Corp	756
110	*	Firsthand Technology Value Fund, Inc	2,185
1,801		Franklin Resources, Inc	244,972
208		Friedman Billings Ramsey Group, Inc (Class A)	5,562
482	e	FXCM, Inc	7,910
69		GAMCO Investors, Inc (Class A)	3,823
704		GFI Group, Inc	2,753
239		Gladstone Capital Corp	1,953
252		Gladstone Investment Corp	1,852
6,013		Goldman Sachs Group, Inc	909,466
450	e	Golub Capital BDC, Inc	7,875
276	*,e	Green Dot Corp	5,506
354		Greenhill & Co, Inc	16,192
240	*,e	GSV Capital Corp	1,886
808		Hercules Technology Growth Capital, Inc	11,263
409		HFF, Inc (Class A)	7,268
80		Horizon Technology Finance Corp	1,099
987	*	ING US, Inc	26,708
610		Interactive Brokers Group, Inc (Class A)	9,742
957	*	IntercontinentalExchange, Inc	170,116
153	*	International Assets Holding Corp	2,670
405	*	Internet Capital Group, Inc	4,617
5,829		Invesco Ltd	185,362
524	*	Investment Technology Group, Inc	7,325
9,450	e	iShares Russell 3000 Index Fund	910,980
2,289	e	Janus Capital Group, Inc	19,479
173		JMP Group, Inc	1,149
49,574		JPMorgan Chase & Co	2,617,012
240	e	KCAP Financial, Inc	2,702
2,517	*	Knight Capital Group, Inc (Class A)	9,036
1,144	*	Ladenburg Thalmann Financial Services, Inc	1,888
1,683		Lazard Ltd (Class A)	54,108
1,523		Legg Mason, Inc	47,228
3,959		Leucadia National Corp	103,805
741		LPL Financial Holdings, Inc	27,980
459	e	Main Street Capital Corp	12,710
175		Manning & Napier, Inc	3,108
463		MarketAxess Holdings, Inc	21,645
102		Marlin Business Services Corp	2,324

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

778		MCG Capital Corp	$4,053
175		Medallion Financial Corp	2,434
212		Medley Capital Corp	2,879
2,549		Moody’s Corp	155,311
20,034		Morgan Stanley	489,431
1,580	*	MSCI, Inc (Class A)	52,567
407		MVC Capital, Inc	5,124
1,500		Nasdaq Stock Market, Inc	49,185
320		Nelnet, Inc (Class A)	11,549
370	*,m	Netspend Holdings, Inc	5,909
413	e	New Mountain Finance Corp	5,848
341	*	NewStar Financial, Inc	4,542
300		NGP Capital Resources Co	1,839
120	e	Nicholas Financial, Inc	1,814
3,140		Northern Trust Corp	181,806
3,187		NYSE Euronext	131,942
116		Oppenheimer Holdings, Inc	2,209
725		PennantPark Investment Corp	8,011
639	*	PHH Corp	13,023
272	*	Pico Holdings, Inc	5,701
236	*	Piper Jaffray Cos	7,460
222	*	Portfolio Recovery Associates, Inc	34,106
3,190	e	Prospect Capital Corp	34,452
90		Pzena Investment Management, Inc (Class A)	587
1,591		Raymond James Financial, Inc	68,381
60	*	Regional Management Corp	1,500
150		Resource America, Inc (Class A)	1,275
219	*	Safeguard Scientifics, Inc	3,515
1,892		SEI Investments Co	53,790
5,829		SLM Corp	133,251
586		Solar Capital Ltd	13,531
125		Solar Senior Capital Ltd	2,301
5,981		State Street Corp	390,021
154		Stellus Capital Investment Corp	2,318
831	*	Stifel Financial Corp	29,642
289	*	SWS Group, Inc	1,575
3,446		T Rowe Price Group, Inc	252,075
343		TCP Capital Corp	5,752
3,143		TD Ameritrade Holding Corp	76,343
343		THL Credit, Inc	5,210
692	e	TICC Capital Corp	6,657
517	e	Triangle Capital Corp	14,223
76	*	Virtus Investment Partners, Inc	13,396
1,207		Waddell & Reed Financial, Inc (Class A)	52,504
462		Walter Investment Management Corp	15,620
61		Westwood Holdings Group, Inc	2,618
1,321	*	WisdomTree Investments, Inc	15,284
174	*,e	World Acceptance Corp	15,128

		TOTAL DIVERSIFIED FINANCIALS	15,650,034

ENERGY - 9.4%
2,642	*,e	Abraxas Petroleum Corp	5,548
30		Adams Resources & Energy, Inc	2,067
429		Alon USA Energy, Inc	6,203
3,062	*	Alpha Natural Resources, Inc	16,045
1,985	*,e	Amyris Biotechnologies, Inc	5,737
6,473		Anadarko Petroleum Corp	556,225
5,068		Apache Corp	424,850
180	*	APCO Argentina, Inc	2,075
503	*,e	Approach Resources, Inc	12,359
3,374	e	Arch Coal, Inc	12,754
675	*	Atwood Oceanics, Inc	35,134
5,653		Baker Hughes, Inc	260,773
658	*,e	Basic Energy Services, Inc	7,955
662		Berry Petroleum Co (Class A)	28,016

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

553	*,e	Bill Barrett Corp	$11,182
412		Bolt Technology Corp	7,037
340	*	Bonanza Creek Energy, Inc	12,056
3,876	*,e	BPZ Energy, Inc	6,938
475		Bristow Group, Inc	31,027
564	*,e	C&J Energy Services, Inc	10,925
2,765		Cabot Oil & Gas Corp	196,370
4,328	*,e	Cal Dive International, Inc	8,137
1,747	*	Callon Petroleum Co	5,887
3,191	*	Cameron International Corp	195,162
235	e	CARBO Ceramics, Inc	15,846
483	*	Carrizo Oil & Gas, Inc	13,683
3,164	*	Cheniere Energy, Inc	87,833
7,605		Chesapeake Energy Corp	154,990
25,424		Chevron Corp	3,008,676
1,094		Cimarex Energy Co	71,099
90	*	Clayton Williams Energy, Inc	3,915
839	*,e	Clean Energy Fuels Corp	11,075
755	*	Cloud Peak Energy, Inc	12,442
3,599	*	Cobalt International Energy, Inc	95,625
599		Comstock Resources, Inc	9,422
1,328	*	Concho Resources, Inc	111,180
16,036		ConocoPhillips	970,178
2,890		Consol Energy, Inc	78,319
228		Contango Oil & Gas Co	7,695
560	*,e	Continental Resources, Inc	48,194
1,695	*	Crimson Exploration, Inc	4,780
628		Crosstex Energy, Inc	12,409
212		CVR Energy, Inc	10,049
1,093	*,m	CVR Energy, Inc (Contingent value right)	0
213	*	Dawson Geophysical Co	7,851
486		Delek US Holdings, Inc	13,987
4,935	*	Denbury Resources, Inc	85,474
5,192	*	Devon Energy Corp	269,361
904		Diamond Offshore Drilling, Inc	62,186
217	*	Diamondback Energy, Inc	7,230
994	*	Dresser-Rand Group, Inc	59,620
510	*	Dril-Quip, Inc	46,048
1,061	*	Emerald Oil, Inc	7,278
780	*,e	Endeavour International Corp	2,995
915		Energen Corp	47,818
1,096		Energy XXI Bermuda Ltd	24,309
3,539		EOG Resources, Inc	466,016
422	*	EPL Oil & Gas, Inc	12,390
1,921		Equitable Resources, Inc	152,470
272	*	Era Group, Inc	7,113
468	*	Evolution Petroleum Corp	5,106
1,767	e	EXCO Resources, Inc	13,500
747	*	Exterran Holdings, Inc	21,006
58,315	d	Exxon Mobil Corp	5,268,760
3,113	*	FMC Technologies, Inc	173,332
1,851	*,e	Forest Oil Corp	7,571
473	*,e	Forum Energy Technologies, Inc	14,393
743	*,e	Frontline Ltd	1,315
1,633	*,e	FX Energy, Inc	5,242
291		GasLog Ltd	3,725
1,809	*	Gastar Exploration Ltd	4,830
164	*	Geospace Technologies Corp	11,329
690	*,e	Global Geophysical Services, Inc	3,257
551	e	Golar LNG Ltd	17,571
555	*,e	Goodrich Petroleum Corp	7,104
569	*	Green Plains Renewable Energy, Inc	7,579
190		Gulf Island Fabrication, Inc	3,639
359		Gulfmark Offshore, Inc	16,187
998	*	Gulfport Energy Corp	46,976
2,729	*,e	Halcon Resources Corp	15,473

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

649		Hallador Petroleum Co	$5,224
12,099		Halliburton Co	504,770
1,341	*	Helix Energy Solutions Group, Inc	30,897
1,186		Helmerich & Payne, Inc	74,066
2,303	*	Hercules Offshore, Inc	16,213
3,937		Hess Corp	261,771
2,662		Holly Corp	113,880
471	*	Hornbeck Offshore Services, Inc	25,199
1,704	*	ION Geophysical Corp	10,258
13	*	Isramco, Inc	1,211
2,045	*	Key Energy Services, Inc	12,168
8,686		Kinder Morgan, Inc	331,371
1,319	*,e	KiOR, Inc (Class A)	7,531
185		Knightsbridge Tankers Ltd	1,362
3,714	*	Kodiak Oil & Gas Corp	33,017
1,238	*	Kosmos Energy LLC	12,578
455	*	Laredo Petroleum Holdings, Inc	9,355
457		Lufkin Industries, Inc	40,431
3,031	*,e	Magnum Hunter Resources Corp	11,063
9,298		Marathon Oil Corp	321,525
4,259		Marathon Petroleum Corp	302,645
652	*	Matador Resources Co	7,811
440	*	Matrix Service Co	6,855
2,913	*	McDermott International, Inc	23,828
783	*	Midstates Petroleum Co, Inc	4,236
1,226	*,e	Miller Petroleum, Inc	4,904
120	*	Mitcham Industries, Inc	2,014
2,523		Murphy Oil Corp	153,625
3,568		Nabors Industries Ltd	54,626
5,535		National Oilwell Varco, Inc	381,362
351	*	Natural Gas Services Group, Inc	8,245
1,672	*	Newfield Exploration Co	39,944
1,250	*	Newpark Resources, Inc	13,738
4,703		Noble Energy, Inc	282,368
1,154	e	Nordic American Tanker Shipping	8,736
911	*,e	Northern Oil And Gas, Inc	12,153
1,688	*,e	Nuverra Environmental Solutions, Inc	4,895
1,205	*	Oasis Petroleum, Inc	46,838
10,534		Occidental Petroleum Corp	939,949
1,376		Oceaneering International, Inc	99,347
721	*	Oil States International, Inc	66,793
85		Panhandle Oil and Gas, Inc (Class A)	2,422
1,722	*	Parker Drilling Co	8,576
1,923		Patterson-UTI Energy, Inc	37,220
332	e	PBF Energy, Inc	8,599
403	*	PDC Energy, Inc	20,746
3,457		Peabody Energy Corp	50,610
1,680		Penn Virginia Corp	7,896
815	*	Petroquest Energy, Inc	3,227
149	*	PHI, Inc	5,111
8,110		Phillips 66	477,760
1,260	*	Pioneer Energy Services Corp	8,341
1,758		Pioneer Natural Resources Co	254,471
2,264		Questar Market Resources, Inc	62,894
2,381	*,e	Quicksilver Resources, Inc	4,000
2,070		Range Resources Corp	160,052
376	*	Renewable Energy Group, Inc	5,350
1,056	*	Resolute Energy Corp	8,427
727	*	Rex Energy Corp	12,781
92	*	Rex Stores Corp	2,647
354	*	RigNet, Inc	9,020
760	*	Rosetta Resources, Inc	32,315
1,533	*	Rowan Cos plc	52,229
820	e	RPC, Inc	11,324
377	*,e	Sanchez Energy Corp	8,656
6,213	*,e	SandRidge Energy, Inc	29,574

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

17,436		Schlumberger Ltd	$1,249,464
2,117		Scorpio Tankers, Inc	19,011
272	e	SEACOR Holdings, Inc	22,590
4,540	*	Seadrill Ltd	184,960
517		SemGroup Corp	27,846
678		Ship Finance International Ltd	10,062
413	*,e	Solazyme, Inc	4,840
4,435	*	Southwestern Energy Co	162,011
8,728		Spectra Energy Corp	300,767
844		St. Mary Land & Exploration Co	50,623
661	*	Stone Energy Corp	14,562
2,001	*	Superior Energy Services	51,906
652	*	Swift Energy Co	7,817
1,246	*	Synergy Resources Corp	9,121
467		Targa Resources Investments, Inc	30,042
480	e	Teekay Corp	19,502
800	e	Teekay Tankers Ltd (Class A)	2,104
746	*	Tesco Corp	9,885
1,780		Tesoro Corp	93,130
1,305	*	Tetra Technologies, Inc	13,389
784		TGC Industries, Inc	6,444
645		Tidewater, Inc	36,746
1,272	*	Triangle Petroleum Corp	8,917
2,005	*,e	Ultra Petroleum Corp	39,739
615	*	Unit Corp	26,187
1,254	*,e	Uranium Energy Corp	2,245
1,418	*	Vaalco Energy, Inc	8,111
7,182		Valero Energy Corp	249,718
5,036	*	Vantage Drilling Co	10,273
455		W&T Offshore, Inc	6,502
2,335	*	Warren Resources, Inc	5,954
714	e	Western Refining, Inc	20,042
125	*	Westmoreland Coal Co	1,404
1,492	*	Whiting Petroleum Corp	68,766
1,032	*	Willbros Group, Inc	6,336
8,826		Williams Cos, Inc	286,580
997		World Fuel Services Corp	39,860
2,575	*	WPX Energy, Inc	48,771
2,938	*,e	ZaZa Energy Corp	3,526

		TOTAL ENERGY	22,240,716

FOOD & STAPLES RETAILING - 2.0%
207		Andersons, Inc	11,010
15		Arden Group, Inc (Class A)	1,656
496		Casey’s General Stores, Inc	29,839
300	*	Chefs’ Warehouse Holdings, Inc	5,160
5,723		Costco Wholesale Corp	632,792
16,058		CVS Corp	918,196
205	*	Fairway Group Holdings Corp	4,955
538	*	Fresh Market, Inc	26,749
610		Harris Teeter Supermarkets, Inc	28,585
100		Ingles Markets, Inc (Class A)	2,525
6,823		Kroger Co	235,666
180		Nash Finch Co	3,962
95	*,e	Natural Grocers by Vitamin C	2,945
248	*	Pantry, Inc	3,021
231		Pricesmart, Inc	20,243
9,558	*,e	Rite Aid Corp	27,336
245	e	Roundy’s, Inc	2,041
3,058		Safeway, Inc	72,352
217		Spartan Stores, Inc	4,002
2,809	*,e	Supervalu, Inc	17,472
238	*	Susser Holdings Corp	11,395
7,758		Sysco Corp	265,013
668	*	United Natural Foods, Inc	36,065

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

77		Village Super Market (Class A)	$2,548
12,378		Walgreen Co	547,108
21,120		Wal-Mart Stores, Inc	1,573,229
228		Weis Markets, Inc	10,276
4,865		Whole Foods Market, Inc	250,450

		TOTAL FOOD & STAPLES RETAILING	4,746,591

FOOD, BEVERAGE & TOBACCO - 5.0%
100		Alico, Inc	4,011
2,325	*	Alliance One International, Inc	8,835
26,341		Altria Group, Inc	921,672
178	*,e	Annie’s, Inc	7,608
8,585		Archer Daniels Midland Co	291,117
743		B&G Foods, Inc (Class A)	25,299
2,097		Beam, Inc	132,342
100	*,e	Boston Beer Co, Inc (Class A)	17,064
718	*,e	Boulder Brands, Inc	8,652
1,968		Brown-Forman Corp (Class B)	132,938
1,909		Bunge Ltd	135,100
125	e	Calavo Growers, Inc	3,399
200		Cal-Maine Foods, Inc	9,302
2,303		Campbell Soup Co	103,151
536	*	Chiquita Brands International, Inc	5,853
77		Coca-Cola Bottling Co Consolidated	4,709
50,165		Coca-Cola Co	2,012,118
3,596		Coca-Cola Enterprises, Inc	126,435
5,396		ConAgra Foods, Inc	188,482
1,990	*	Constellation Brands, Inc (Class A)	103,719
1,454	*	Darling International, Inc	27,132
2,340	*	Dean Foods Co	23,447
262	*,e	Diamond Foods, Inc	5,437
669	*	Dole Food Co, Inc	8,530
2,677		Dr Pepper Snapple Group, Inc	122,955
200	*	Farmer Bros Co	2,812
2,327		Flowers Foods, Inc	51,299
603		Fresh Del Monte Produce, Inc	16,812
8,411		General Mills, Inc	408,186
1,958	*,e	Green Mountain Coffee Roasters, Inc	146,967
38		Griffin Land & Nurseries, Inc (Class A)	1,084
490	*	Hain Celestial Group, Inc	31,835
1,967		Hershey Co	175,614
1,613		Hillshire Brands Co	53,358
1,774		Hormel Foods Corp	68,441
1,023		Ingredion, Inc	67,129
170	*	Inventure Foods, Inc	1,421
258		J&J Snack Foods Corp	20,072
1,408		J.M. Smucker Co	145,235
100		John B. Sanfilippo & Son, Inc	2,016
3,385		Kellogg Co	217,419
7,801		Kraft Foods Group, Inc	435,842
260		Lancaster Colony Corp	20,277
591		Lance, Inc	16,790
101		Limoneira Co	2,094
4,952		Lorillard, Inc	216,303
1,734		McCormick & Co, Inc	122,004
2,651		Mead Johnson Nutrition Co	210,039
1,834		Molson Coors Brewing Co (Class B)	87,775
23,404		Mondelez International, Inc	667,716
1,768	*	Monster Beverage Corp	107,441
129		National Beverage Corp	2,254
245	*	Omega Protein Corp	2,200
20,281		PepsiCo, Inc	1,658,783
21,451		Philip Morris International, Inc	1,858,086
707	*	Pilgrim’s Pride Corp	10,563
437		Pinnacle Foods, Inc	10,554

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

430	*	Post Holdings, Inc	$18,774
4,133		Reynolds American, Inc	199,913
339		Sanderson Farms, Inc	22,516
4		Seaboard Corp	10,832
232	*	Seneca Foods Corp	7,118
1,827	*	Smithfield Foods, Inc	59,834
215	*,e	Synutra International, Inc	1,094
412	e	Tootsie Roll Industries, Inc	13,093
511	*	TreeHouse Foods, Inc	33,491
3,645		Tyson Foods, Inc (Class A)	93,604
306	e	Universal Corp	17,702
836	e	Vector Group Ltd	13,560
1,817	*,e	WhiteWave Foods Co (Class A)	29,526

		TOTAL FOOD, BEVERAGE & TOBACCO	11,788,785

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
247		Abaxis, Inc	11,735
20,448		Abbott Laboratories	713,226
400	*,e	Abiomed, Inc	8,624
465	*	Acadia Healthcare Co, Inc	15,378
716	*,e	Accretive Health, Inc	7,740
682	*,e	Accuray, Inc	3,915
4,961		Aetna, Inc	315,222
489		Air Methods Corp	16,567
910	*	Align Technology, Inc	33,706
2,366	*	Allscripts Healthcare Solutions, Inc	30,616
72		Almost Family, Inc	1,368
620	*	Alphatec Holdings, Inc	1,271
341	*	Amedisys, Inc	3,962
3,027		AmerisourceBergen Corp	168,997
602	*	AMN Healthcare Services, Inc	8,621
451	*	Amsurg Corp	15,830
150		Analogic Corp	10,925
275	*	Angiodynamics, Inc	3,102
148	*	Anika Therapeutics, Inc	2,516
2,094	*,e	Antares Pharma, Inc	8,711
325	*	Arthrocare Corp	11,222
264		Assisted Living Concepts, Inc (A Shares)	3,157
481	*,e	athenahealth, Inc	40,750
170	*	AtriCure, Inc	1,615
18		Atrion Corp	3,937
1,086		Bard (C.R.), Inc	118,026
7,088		Baxter International, Inc	490,986
2,593		Becton Dickinson & Co	256,266
412	*,e	Bio-Reference Labs, Inc	11,845
763	*	BioScrip, Inc	12,590
17,865	*	Boston Scientific Corp	165,609
1,300	*	Brookdale Senior Living, Inc	34,372
219		Cantel Medical Corp	7,418
517	*	Capital Senior Living Corp	12,356
4,480		Cardinal Health, Inc	211,456
280	*	Cardiovascular Systems, Inc	5,936
2,866	*	CareFusion Corp	105,612
2,701	*	Catamaran Corp	131,593
707	*	Centene Corp	37,089
1,959	*	Cerner Corp	188,240
449	*,e	Cerus Corp	1,985
281	e	Chemed Corp	20,353
128	*	Chindex International, Inc	2,076
3,694		Cigna Corp	267,778
1,183		Community Health Systems, Inc	55,459
185		Computer Programs & Systems, Inc	9,091
450		Conmed Corp	14,058
659		Cooper Cos, Inc	78,454
180	*	Corvel Corp	5,269

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,243		Covidien plc	$392,310
296	*	Cross Country Healthcare, Inc	1,527
253		CryoLife, Inc	1,584
327	*	Cyberonics, Inc	16,991
141	*	Cynosure, Inc (Class A)	3,673
1,187	*	DaVita, Inc	143,390
1,881		Dentsply International, Inc	77,046
120	*,e	Derma Sciences, Inc	1,602
874	*	DexCom, Inc	19,621
1,486	*	Edwards Lifesciences Corp	99,859
524	*	Emeritus Corp	12,146
697	*	Endologix, Inc	9,256
270		Ensign Group, Inc	9,509
78	*	Exactech, Inc	1,540
338	*	ExamWorks Group, Inc	7,176
10,758	*	Express Scripts Holding Co	663,661
374	*	Five Star Quality Care, Inc	2,098
389	*	GenMark Diagnostics, Inc	4,022
456	*	Gentiva Health Services, Inc	4,542
717	*	Globus Medical, Inc	12,089
269	*	Greatbatch, Inc	8,821
720	*	Haemonetics Corp	29,772
414	*	Hanger Orthopedic Group, Inc	13,095
3,421		HCA Holdings, Inc	123,361
3,375	*	Health Management Associates, Inc (Class A)	53,055
1,061	*	Health Net, Inc	33,761
1,191	*	Healthsouth Corp	34,301
190	*	HealthStream, Inc	4,811
402	*	Healthways, Inc	6,987
241	*,e	HeartWare International, Inc	22,922
1,198	*	Henry Schein, Inc	114,708
836		Hill-Rom Holdings, Inc	28,156
1,092	*	HMS Holdings Corp	25,444
3,527	*	Hologic, Inc	68,071
2,092		Humana, Inc	176,523
239	*	ICU Medical, Inc	17,222
720	*	Idexx Laboratories, Inc	64,642
702	*	Insulet Corp	22,050
289	*	Integra LifeSciences Holdings Corp	10,586
523	*	Intuitive Surgical, Inc	264,941
316		Invacare Corp	4,538
1,041	*	Inverness Medical Innovations, Inc	25,505
220	*	IPC The Hospitalist Co, Inc	11,299
613	*	Kindred Healthcare, Inc	8,049
1,218	*	Laboratory Corp of America Holdings	121,922
174		Landauer, Inc	8,406
267	*	LHC Group, Inc	5,228
654	*	LifePoint Hospitals, Inc	31,941
405	*	Magellan Health Services, Inc	22,712
397	*,e	MAKO Surgical Corp	4,784
611		Masimo Corp	12,953
2,972		McKesson Corp	340,294
746	*	MedAssets, Inc	13,234
349	*	Medidata Solutions, Inc	27,030
13,339		Medtronic, Inc	686,558
1,254	*,e	Merge Healthcare, Inc	4,514
489	e	Meridian Bioscience, Inc	10,514
538	*	Merit Medical Systems, Inc	5,999
349	*	Molina Healthcare, Inc	12,976
161	*	MWI Veterinary Supply, Inc	19,842
212		National Healthcare Corp	10,134
316	*	Natus Medical, Inc	4,313
301	*	Neogen Corp	16,724
1,084	*,e	Neoprobe Corp	2,894
581	*	NuVasive, Inc	14,403
742	*	NxStage Medical, Inc	10,596

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,375		Omnicare, Inc	$65,601
387	*	Omnicell, Inc	7,953
609	*	OraSure Technologies, Inc	2,363
239	*	Orthofix International NV	6,429
864	e	Owens & Minor, Inc	29,229
1,289		Patterson Cos, Inc	48,466
662	*	Pediatrix Medical Group, Inc	60,626
373	*	PharMerica Corp	5,170
164	*,e	PhotoMedex, Inc	2,614
97	*	Providence Service Corp	2,822
452		Quality Systems, Inc	8,457
2,072		Quest Diagnostics, Inc	125,625
333	*,e	Quidel Corp	8,501
1,903	e	Resmed, Inc	85,882
130	*	Rochester Medical Corp	1,915
198	*,e	Rockwell Medical Technologies, Inc	715
611	*	RTI Biologics, Inc	2,297
599		Select Medical Holdings Corp	4,912
694	*	Sirona Dental Systems, Inc	45,721
246	*	Skilled Healthcare Group, Inc (Class A)	1,643
685	*	Solta Medical, Inc	1,562
526	*	Spectranetics Corp	9,826
3,753		St. Jude Medical, Inc	171,249
407	*	Staar Surgical Co	4,131
745		STERIS Corp	31,946
4,353		Stryker Corp	281,552
147	*	SurModics, Inc	2,941
376	*	Symmetry Medical, Inc	3,166
903	*	Team Health Holdings, Inc	37,086
343	*	TearLab Corp	3,643
519		Teleflex, Inc	40,217
1,361	*	Tenet Healthcare Corp	62,742
748	*	Thoratec Corp	23,420
348	*	Tornier BV	6,090
246	*	Triple-S Management Corp (Class B)	5,282
584	*,e	Unilife Corp	1,851
13,377		UnitedHealth Group, Inc	875,926
417		Universal American Corp	3,707
1,161		Universal Health Services, Inc (Class B)	77,741
133		US Physical Therapy, Inc	3,676
40		Utah Medical Products, Inc	2,172
376	*	Vanguard Health Systems, Inc	7,798
1,463	*	Varian Medical Systems, Inc	98,679
200	*	Vascular Solutions, Inc	2,942
1,163	*	VCA Antech, Inc	30,343
275	*	Vocera Communications, Inc	4,042
677	*	Volcano Corp	12,274
530	*	WellCare Health Plans, Inc	29,442
3,948		WellPoint, Inc	323,104
490		West Pharmaceutical Services, Inc	34,427
456	*	Wright Medical Group, Inc	11,952
2,255		Zimmer Holdings, Inc	168,990

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	10,621,723

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
5,566		Avon Products, Inc	117,053
798	*	Central Garden and Pet Co (Class A)	5,506
1,814		Church & Dwight Co, Inc	111,942
1,657		Clorox Co	137,763
12,231		Colgate-Palmolive Co	700,714
350	*	Elizabeth Arden, Inc	15,775
830		Energizer Holdings, Inc	83,423
3,015		Estee Lauder Cos (Class A)	198,297
204		Female Health Co	2,011
532	*	Harbinger Group, Inc	4,011

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,140	e	Herbalife Ltd	$51,460
294		Inter Parfums, Inc	8,385
5,045		Kimberly-Clark Corp	490,071
1,517	*	Lifevantage Corp	3,519
152	*	Medifast, Inc	3,916
140		Nature’s Sunshine Products, Inc	2,289
756		Nu Skin Enterprises, Inc (Class A)	46,207
127		Nutraceutical International Corp	2,596
63		Oil-Dri Corp of America	1,731
70		Orchids Paper Products Co	1,837
621	*	Prestige Brands Holdings, Inc	18,096
35,948		Procter & Gamble Co	2,767,636
238	*	Revlon, Inc (Class A)	5,250
291		Spectrum Brands, Inc	16,549
5,236	*,e	Star Scientific, Inc	7,278
92	*,e	USANA Health Sciences, Inc	6,659
314		WD-40 Co	17,107

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,827,081

INSURANCE - 4.3%
4,411		ACE Ltd	394,696
6,116		Aflac, Inc	355,462
220	*	Alleghany Corp	84,328
453		Allied World Assurance Co Holdings Ltd	41,454
6,149		Allstate Corp	295,890
587	*	AMBAC Financial Group, Inc	13,988
836		American Equity Investment Life Holding Co	13,125
1,020		American Financial Group, Inc	49,888
19,357	*	American International Group, Inc	865,258
85		American National Insurance Co	8,455
118	*	American Safety Insurance Holdings Ltd	3,416
202		Amerisafe, Inc	6,543
323	e	Amtrust Financial Services, Inc	11,531
4,088		Aon plc	263,063
1,780	*	Arch Capital Group Ltd	91,510
411		Argo Group International Holdings Ltd	17,422
1,660		Arthur J. Gallagher & Co	72,525
906		Aspen Insurance Holdings Ltd	33,604
1,008		Assurant, Inc	51,317
2,211		Assured Guaranty Ltd	48,775
1,609		Axis Capital Holdings Ltd	73,660
125		Baldwin & Lyons, Inc (Class B)	3,035
23,603	*	Berkshire Hathaway, Inc (Class B)	2,641,648
1,536		Brown & Brown, Inc	49,521
3,400		Chubb Corp	287,810
2,143		Cincinnati Financial Corp	98,364
387	*,e	Citizens, Inc (Class A)	2,314
303		CNA Financial Corp	9,884
2,903		Conseco, Inc	37,623
245		Crawford & Co (Class B)	1,377
143		Donegal Group, Inc (Class A)	1,998
80		Eastern Insurance Holdings, Inc	1,500
280	*	eHealth, Inc	6,362
60		EMC Insurance Group, Inc	1,576
620		Employers Holdings, Inc	15,159
551		Endurance Specialty Holdings Ltd	28,349
108	*	Enstar Group Ltd	14,362
363		Erie Indemnity Co (Class A)	28,927
670		Everest Re Group Ltd	85,934
155		FBL Financial Group, Inc (Class A)	6,744
2,919		Fidelity National Title Group, Inc (Class A)	69,501
1,423		First American Financial Corp	31,363
6,368	*	Genworth Financial, Inc (Class A)	72,659
327	*	Greenlight Capital Re Ltd (Class A)	8,021
136	*	Hallmark Financial Services	1,243

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

539		Hanover Insurance Group, Inc	$26,373
5,950		Hartford Financial Services Group, Inc	183,974
1,326		HCC Insurance Holdings, Inc	57,164
90		HCI Group, Inc	2,765
808	*	Hilltop Holdings, Inc	13,251
467		Horace Mann Educators Corp	11,385
205		Infinity Property & Casualty Corp	12,251
20		Investors Title Co	1,419
77		Kansas City Life Insurance Co	2,947
614		Kemper Corp	21,029
3,518		Lincoln National Corp	128,301
3,940		Loews Corp	174,936
553		Maiden Holdings Ltd	6,205
177	*	Markel Corp	93,270
7,285		Marsh & McLennan Cos, Inc	290,817
1,717	*,e	MBIA, Inc	22,853
694		Meadowbrook Insurance Group, Inc	5,573
361		Mercury General Corp	15,870
11,693		Metlife, Inc	535,072
751		Montpelier Re Holdings Ltd	18,782
667	*	National Financial Partners Corp	16,882
173		National Interstate Corp	5,060
27		National Western Life Insurance Co (Class A)	5,126
149	*	Navigators Group, Inc	8,499
3,288		Old Republic International Corp	42,317
313		OneBeacon Insurance Group Ltd (Class A)	4,532
756		PartnerRe Ltd	68,463
83	*	Phoenix Cos, Inc	3,569
486		Platinum Underwriters Holdings Ltd	27,809
747		Primerica, Inc	27,968
3,879		Principal Financial Group	145,269
800		ProAssurance Corp	41,728
7,914		Progressive Corp	201,174
1,036		Protective Life Corp	39,793
6,062		Prudential Financial, Inc	442,708
960		Reinsurance Group of America, Inc (Class A)	66,346
583		RenaissanceRe Holdings Ltd	50,599
268		RLI Corp	20,478
200		Safety Insurance Group, Inc	9,702
656		Selective Insurance Group, Inc	15,101
628		Stancorp Financial Group, Inc	31,029
200		State Auto Financial Corp	3,634
200		Stewart Information Services Corp	5,238
1,030		Symetra Financial Corp	16,470
1,281		Torchmark Corp	83,444
754		Tower Group International Ltd	15,465
4,936		Travelers Cos, Inc	394,485
257	*	United America Indemnity Ltd	6,052
234		United Fire & Casualty Co	5,810
384		Universal Insurance Holdings, Inc	2,719
3,525		UnumProvident Corp	103,529
1,352		Validus Holdings Ltd	48,834
1,419		W.R. Berkley Corp	57,980
78		White Mountains Insurance Group Ltd	44,845
3,888		XL Capital Ltd	117,884

		TOTAL INSURANCE	10,105,962

MATERIALS - 3.6%
412		A. Schulman, Inc	11,050
242	*	ADA-ES, Inc	10,193
78	*	AEP Industries, Inc	5,802
2,723		Air Products & Chemicals, Inc	249,345
859		Airgas, Inc	82,000
2,596	*,e	AK Steel Holding Corp	7,892
1,140		Albemarle Corp	71,011

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,512		Alcoa, Inc	$105,664
1,401		Allegheny Technologies, Inc	36,860
1,470	*	Allied Nevada Gold Corp	9,526
292		AMCOL International Corp	9,253
350		American Vanguard Corp	8,200
884		Aptargroup, Inc	48,806
254	*	Arabian American Development Co	2,210
1,042		Ashland, Inc	87,007
932		Axiall Corp	39,685
437		Balchem Corp	19,556
1,951		Ball Corp	81,044
1,348		Bemis Co, Inc	52,761
714	*	Berry Plastics Group, Inc	15,758
182	*	Boise Cascade Co	4,625
1,302		Boise, Inc	11,119
300		Brush Engineered Materials, Inc	8,127
520		Buckeye Technologies, Inc	19,261
793		Cabot Corp	29,674
730	*	Calgon Carbon Corp	12,176
574		Carpenter Technology Corp	25,870
200	*,e	Castle (A.M.) & Co	3,152
2,073		Celanese Corp (Series A)	92,870
742	*	Century Aluminum Co	6,886
777		CF Industries Holdings, Inc	133,255
1,194	*	Chemtura	24,238
316	*	Clearwater Paper Corp	14,871
2,110	e	Cliffs Natural Resources, Inc	34,287
1,418	*	Coeur d'Alene Mines Corp	18,859
1,538		Commercial Metals Co	22,716
452		Compass Minerals International, Inc	38,208
1,888	*	Crown Holdings, Inc	77,653
562		Cytec Industries, Inc	41,166
127		Deltic Timber Corp	7,343
458		Domtar Corp	30,457
15,804		Dow Chemical Co	508,415
12,095		Du Pont (E.I.) de Nemours & Co	634,987
633		Eagle Materials, Inc	41,949
1,996		Eastman Chemical Co	139,740
3,445		Ecolab, Inc	293,480
1,134	*	Ferro Corp	7,881
835	*	Flotek Industries, Inc	14,980
1,752		FMC Corp	106,977
13,520		Freeport-McMoRan Copper & Gold, Inc (Class B)	373,287
235		FutureFuel Corp	3,330
1,260	*,e	General Moly, Inc	2,356
553		Glatfelter	13,880
743		Globe Specialty Metals, Inc	8,076
351	e	Gold Resource Corp	3,057
2,745	*	Graphic Packaging Holding Co	21,246
417		Greif, Inc (Class A)	21,963
723		H.B. Fuller Co	27,337
107		Hawkins, Inc	4,215
128		Haynes International, Inc	6,127
770	*	Headwaters, Inc	6,807
4,927	e	Hecla Mining Co	14,682
716	*	Horsehead Holding Corp	9,172
2,580		Huntsman Corp	42,725
278		Innophos Holdings, Inc	13,113
412		Innospec, Inc	16,554
1,075		International Flavors & Fragrances, Inc	80,797
5,745		International Paper Co	254,561
650	e	Intrepid Potash, Inc	12,382
245		Kaiser Aluminum Corp	15,175
603		Kapstone Paper and Packaging Corp	24,229
75		KMG Chemicals, Inc	1,582

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

239		Koppers Holdings, Inc	$9,125
396	*	Kraton Polymers LLC	8,395
274	e	Kronos Worldwide, Inc	4,450
565	*	Landec Corp	7,464
1,743	*	Louisiana-Pacific Corp	25,779
229	*	LSB Industries, Inc	6,964
5,303		LyondellBasell Industries AF S.C.A	351,377
604		Martin Marietta Materials, Inc	59,446
2,273		MeadWestvaco Corp	77,532
5,301	*	Midway Gold Corp	4,999
492		Minerals Technologies, Inc	20,339
1,396	*,e	Molycorp, Inc	8,655
7,001		Monsanto Co	691,699
3,881		Mosaic Co	208,837
426		Myers Industries, Inc	6,394
162		Neenah Paper, Inc	5,147
129	e	NewMarket Corp	33,870
6,322		Newmont Mining Corp	189,344
1,642		Noranda Aluminium Holding Corp	5,304
4,128		Nucor Corp	178,825
1,054		Olin Corp	25,212
286		Olympic Steel, Inc	7,007
346	*	OM Group, Inc	10,698
511	*	Omnova Solutions, Inc	4,093
2,097	*	Owens-Illinois, Inc	58,276
1,277		Packaging Corp of America	62,522
3,632	*,e	Paramount Gold and Silver Corp	4,322
1,229		PolyOne Corp	30,455
1,872		PPG Industries, Inc	274,079
3,879		Praxair, Inc	446,706
166		Quaker Chemical Corp	10,294
985		Reliance Steel & Aluminum Co	64,577
4,829		Rentech, Inc	10,141
944	*,e	Resolute Forest Products	12,432
920		Rock-Tenn Co (Class A)	91,890
1,021		Rockwood Holdings, Inc	65,375
838		Royal Gold, Inc	35,263
1,667		RPM International, Inc	53,244
362	*	RTI International Metals, Inc	10,031
246		Schnitzer Steel Industries, Inc (Class A)	5,751
442		Schweitzer-Mauduit International, Inc	22,047
554	e	Scotts Miracle-Gro Co (Class A)	26,764
2,568		Sealed Air Corp	61,504
694		Sensient Technologies Corp	28,086
1,151		Sherwin-Williams Co	203,267
1,590		Sigma-Aldrich Corp	127,772
581		Silgan Holdings, Inc	27,284
1,370		Sonoco Products Co	47,361
2,137		Southern Copper Corp (NY)	59,024
2,782		Steel Dynamics, Inc	41,480
291		Stepan Co	16,182
1,755	*,e	Stillwater Mining Co	18,849
798	*	SunCoke Energy, Inc	11,188
1,028	*	Tahoe Resources, Inc	14,546
209	*	Taminco Corp	4,261
298	*,e	Texas Industries, Inc	19,412
508		Tredegar Corp	13,056
70	*	UFP Technologies, Inc	1,371
30	*	United States Lime & Minerals, Inc	1,567
1,888	e	United States Steel Corp	33,097
72	*	Universal Stainless & Alloy	2,123
179	*	US Concrete, Inc	2,939
280	e	US Silica Holdings Inc	5,818
1,192		Valspar Corp	77,087
1,685		Vulcan Materials Co	81,571
952	e	Walter Energy, Inc	9,901

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

784		Wausau Paper Corp	$8,938
273		Westlake Chemical Corp	26,320
735		Worthington Industries, Inc	23,307
995	*	WR Grace & Co	83,620
260		Zep, Inc	4,116
350	*,e	Zoltek Cos, Inc	4,518

		TOTAL MATERIALS	8,630,187

MEDIA - 3.7%
790	*	AMC Networks, Inc	51,674
361		Arbitron, Inc	16,768
60		Beasley Broadcasting Group, Inc	503
1,359		Belo (A.H.) Corp (Class A)	18,958
2,700		Cablevision Systems Corp (Class A)	45,414
223	*	Carmike Cinemas, Inc	4,317
8,048		CBS Corp (Class B)	393,306
1,543	*	Central European Media Enterprises Ltd (Class A) Nasdaq	5,107
857	*	Charter Communications, Inc	106,139
1,460		Cinemark Holdings, Inc	40,763
400		Clear Channel Outdoor Holdings, Inc (Class A)	2,984
34,415		Comcast Corp (Class A)	1,441,300
200	*,e	Crown Media Holdings, Inc (Class A)	494
693	*,e	Cumulus Media, Inc (Class A)	2,349
10	*	Daily Journal Corp	1,130
219	*	Dex Media, Inc	3,848
300	*,e	Digital Generation, Inc	2,211
6,849	*	DIRECTV	422,035
3,193	*	Discovery Communications, Inc (Class A)	246,532
2,710		DISH Network Corp (Class A)	115,229
943	*,e	DreamWorks Animation SKG, Inc (Class A)	24,197
285	*	Entercom Communications Corp (Class A)	2,690
1,561		Entravision Communications Corp (Class A)	9,600
354	*	EW Scripps Co (Class A)	5,515
118		Fisher Communications, Inc	4,847
3,009		Gannett Co, Inc	73,600
137	*	Global Sources Ltd	919
649	*	Gray Television, Inc	4,673
700		Harte-Hanks, Inc	6,020
5,693		Interpublic Group of Cos, Inc	82,833
596		John Wiley & Sons, Inc (Class A)	23,894
474	*	Journal Communications, Inc (Class A)	3,550
980	*	Lamar Advertising Co (Class A)	42,532
4,867	*	Liberty Global plc (Class A)	360,547
1,324	*	Liberty Media Corp	167,830
341	*	Lin TV Corp (Class A)	5,217
1,082	*,e	Lions Gate Entertainment Corp	29,723
1,699	*	Live Nation, Inc	26,335
171		Loral Space & Communications, Inc	10,257
800	*	Madison Square Garden, Inc	47,400
239	e	Martha Stewart Living Omnimedia, Inc (Class A)	576
2,225	*,e	McClatchy Co (Class A)	5,073
3,609		McGraw-Hill Cos, Inc	191,963
317		MDC Partners, Inc	5,719
269	*	Media General, Inc (Class A)	2,967
426	e	Meredith Corp	20,320
303		Morningstar, Inc	23,507
760		National CineMedia, Inc	12,836
1,565	*	New York Times Co (Class A)	17,309
26,067		News Corp (Class A)	849,784
330		Nexstar Broadcasting Group, Inc (Class A)	11,702
3,402		Omnicom Group, Inc	213,884
120	*,e	ReachLocal, Inc	1,471
210	*	Reading International, Inc	1,336
1,110	e	Regal Entertainment Group (Class A)	19,869
114	*	Rentrak Corp	2,288

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

53		Saga Communications, Inc	$2,433
130		Salem Communications	974
365		Scholastic Corp	10,691
1,437		Scripps Networks Interactive (Class A)	95,934
899		Sinclair Broadcast Group, Inc (Class A)	26,413
40,787	e	Sirius XM Radio, Inc	136,637
1,521	*	Starz-Liberty Capital	33,614
4,900		Thomson Corp	159,593
3,817		Time Warner Cable, Inc	429,336
12,224		Time Warner, Inc	706,792
601	e	Valassis Communications, Inc	14,779
6,362		Viacom, Inc (Class B)	432,934
23,619		Walt Disney Co	1,491,540
54		Washington Post Co (Class B)	26,124
251	e	World Wrestling Entertainment, Inc (Class A)	2,588

		TOTAL MEDIA	8,804,226

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
20,778		AbbVie, Inc	858,963
923	*	Acadia Pharmaceuticals, Inc	16,752
1,268	*	Achillion Pharmaceuticals, Inc	10,372
533	*	Acorda Therapeutics, Inc	17,584
1,749	*	Actavis, Inc	220,759
373	*	Aegerion Pharmaceuticals, Inc	23,626
766	*	Affymetrix, Inc	3,401
4,551		Agilent Technologies, Inc	194,601
973	*	Akorn, Inc	13,155
309	*	Albany Molecular Research, Inc	3,668
2,617	*	Alexion Pharmaceuticals, Inc	241,392
1,659	*	Alkermes plc	47,580
3,873		Allergan, Inc	326,262
729	*	Alnylam Pharmaceuticals, Inc	22,606
252	*	AMAG Pharmaceuticals, Inc	5,607
9,862		Amgen, Inc	972,985
380	*,e	Amicus Therapeutics, Inc	885
250	*,e	Ampio Pharmaceuticals, Inc	1,443
3,077	*,e	Arena Pharmaceuticals, Inc	23,693
2,550	*	Ariad Pharmaceuticals, Inc	44,600
744	*	Arqule, Inc	1,726
1,535	*	Array Biopharma, Inc	6,969
703	*	Astex Pharmaceuticals	2,889
567	*	Auxilium Pharmaceuticals, Inc	9,429
1,563	*,e	AVANIR Pharmaceuticals, Inc	7,190
489	*,e	AVEO Pharmaceuticals, Inc	1,223
270	*,e	BioDelivery Sciences International, Inc	1,096
3,134	*	Biogen Idec, Inc	674,437
1,824	*	BioMarin Pharmaceuticals, Inc	101,761
268	*	Bio-Rad Laboratories, Inc (Class A)	30,070
252	*,e	Biotime, Inc	998
21,566		Bristol-Myers Squibb Co	963,784
1,435	*	Bruker BioSciences Corp	23,175
814	*	Cadence Pharmaceuticals, Inc	5,551
396	*	Cambrex Corp	5,532
5,502	*	Celgene Corp	643,239
1,056	*	Celldex Therapeutics, Inc	16,484
835	*	Cepheid, Inc	28,741
716	*	Charles River Laboratories International, Inc	29,377
316	*	ChemoCentryx, Inc	4,468
115	*	Chimerix, Inc	2,788
250	*	Clovis Oncology, Inc	16,745
492	*,e	Corcept Therapeutics, Inc	851
170	*,e	Coronado Biosciences, Inc	1,462
746	*	Covance, Inc	56,800
857	*	Cubist Pharmaceuticals, Inc	41,393
754	*,e	Curis, Inc	2,405

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

327	*	Cytokinetics, Inc	$3,783
335	*	Cytori Therapeutics, Inc	771
2,347	*,e	Dendreon Corp	9,670
567	*	Depomed, Inc	3,181
1,197	*	Dyax Corp	4,142
2,418	*,e	Dynavax Technologies Corp	2,660
13,009		Eli Lilly & Co	639,002
553	*	Emergent Biosolutions, Inc	7,974
1,490	*	Endo Pharmaceuticals Holdings, Inc	54,817
379	*	Endocyte, Inc	4,976
551		Enzon Pharmaceuticals, Inc	1,102
718	*	Exact Sciences Corp	9,987
2,025	*,e	Exelixis, Inc	9,194
259	*	Fluidigm Corp	4,522
3,567	*	Forest Laboratories, Inc	146,247
104	*	Furiex Pharmaceuticals Inc	3,543
270	*	Genomic Health, Inc	8,562
1,585	*	Geron Corp	2,377
20,100	*	Gilead Sciences, Inc	1,029,321
1,148	*,e	Halozyme Therapeutics, Inc	9,115
290	*	Harvard Bioscience, Inc	1,372
118		Hi-Tech Pharmacal Co, Inc	3,918
2,169	*	Hospira, Inc	83,094
115	*	Hyperion Therapeutics, Inc	2,530
931	*,e	Idenix Pharmaceuticals, Inc	3,361
1,631	*,e	Illumina, Inc	122,064
977	*,e	Immunogen, Inc	16,208
1,809	*,e	Immunomedics, Inc	9,841
854	*	Impax Laboratories, Inc	17,037
1,345	*,e	Incyte Corp	29,590
629	*,e	Infinity Pharmaceuticals, Inc	10,221
367	*	Insmed, Inc	4,389
82	*	Intercept Pharmaceuticals, Inc	3,677
1,068	*,e	InterMune, Inc	10,274
1,231	*,e	Ironwood Pharmaceuticals, Inc	12,248
1,480	*,e	Isis Pharmaceuticals, Inc	39,768
681	*	Jazz Pharmaceuticals plc	46,805
36,839		Johnson & Johnson	3,162,997
1,264	*,e	Keryx Biopharmaceuticals, Inc	9,442
133	*	KYTHERA Biopharmaceuticals, Inc	3,598
2,404	*	Lexicon Pharmaceuticals, Inc	5,217
2,273	*	Life Technologies Corp	168,225
230	*	Ligand Pharmaceuticals, Inc (Class B)	8,607
588	*	Luminex Corp	12,119
1,780	*,e	MannKind Corp	11,570
828	*	Medicines Co	25,469
983	*	Medivation, Inc	48,364
39,636		Merck & Co, Inc	1,841,092
1,198	*	Merrimack Pharmaceuticals, Inc	8,063
413	*	Mettler-Toledo International, Inc	83,096
1,119	*	MiMedx Group, Inc	7,900
571	*	Momenta Pharmaceuticals, Inc	8,599
5,049	*	Mylan Laboratories, Inc	156,670
1,132	*	Myriad Genetics, Inc	30,417
1,670	*	Nektar Therapeutics	19,289
851	*	Neurocrine Biosciences, Inc	11,386
164	*,e	NewLink Genetics Corp	3,234
765	*,e	Novavax, Inc	1,568
1,471	*	NPS Pharmaceuticals, Inc	22,212
291	*,e	Omeros Corp	1,467
120	*,e	OncoGenex Pharmaceutical, Inc	1,176
993	*	Onyx Pharmaceuticals, Inc	86,212
1,859	*,e	Opko Health, Inc	13,199
571	*,e	Optimer Pharmaceuticals, Inc	8,262
1,247	*,e	Orexigen Therapeutics, Inc	7,295
170	*,e	Osiris Therapeutics, Inc	1,712

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

424	*	Pacific Biosciences of California, Inc	$1,068
364	*	Pacira Pharmaceuticals, Inc	10,556
762	*	Parexel International Corp	35,006
1,837	e	PDL BioPharma, Inc	14,182
1,810	*	Peregrine Pharmaceuticals, Inc	2,335
1,408		PerkinElmer, Inc	45,760
1,252		Perrigo Co	151,492
89,192		Pfizer, Inc	2,498,268
796	*	Pharmacyclics, Inc	63,258
131	*	Portola Pharmaceuticals, Inc	3,219
322	*	Pozen, Inc	1,613
300	*	Progenics Pharmaceuticals, Inc	1,338
292	*	Puma Biotechnology, Inc	12,956
3,176	*	Qiagen N.V. (NASDAQ)	63,234
698	e	Questcor Pharmaceuticals, Inc	31,731
343	*	Quintiles Transnational Holdings, Inc	14,598
716	*,e	Raptor Pharmaceutical Corp	6,695
1,058	*	Regeneron Pharmaceuticals, Inc	237,923
390	*	Repligen Corp	3,214
190	*,e	Repros Therapeutics, Inc	3,506
854	*	Rigel Pharmaceuticals, Inc	2,852
214	*	Sagent Pharmaceuticals	4,490
805	*	Salix Pharmaceuticals Ltd	53,251
410	*,e	Sangamo Biosciences, Inc	3,202
630	*	Santarus, Inc	13,262
420	*	Sarepta Therapeutics, Inc	15,981
716	*	Sciclone Pharmaceuticals, Inc	3,551
1,317	*,e	Seattle Genetics, Inc	41,433
1,228	*,e	Sequenom, Inc	5,170
310	*,e	SIGA Technologies, Inc	880
823	e	Spectrum Pharmaceuticals, Inc	6,140
119	*	Stemline Therapeutics, Inc	2,837
1,007	*	Sunesis Pharmaceuticals, Inc	5,246
40	*,e	Supernus Pharmaceuticals, Inc	257
222	*	Synageva BioPharma Corp	9,324
1,064	*,e	Synergy Pharmaceuticals, Inc	4,596
271	*,e	Synta Pharmaceuticals Corp	1,352
286	*	Targacept, Inc	1,221
554		Techne Corp	38,270
173	*	TESARO, Inc	5,664
1,032	*	TherapeuticsMD, Inc	3,127
959	*,e	Theravance, Inc	36,950
4,714		Thermo Electron Corp	398,946
582	*,e	Threshold Pharmaceuticals, Inc	3,061
499	*	Trius Therapeutics, Inc	4,052
657	*	United Therapeutics Corp	43,244
317	*	Vanda Pharmaceuticals, Inc	2,561
182	*	Verastem, Inc	2,526
2,902	*	Vertex Pharmaceuticals, Inc	231,783
423	*,e	Vical, Inc	1,324
931	*	Viropharma, Inc	26,673
1,259	*,e	Vivus, Inc	15,838
3,290		Warner Chilcott plc	65,405
1,157	*	Waters Corp	115,758
288	*	Xenoport, Inc	1,426
852	*,e	XOMA Corp	3,093
599	*,e	ZIOPHARM Oncology, Inc	1,258
6,318		Zoetis Inc	195,163

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	18,443,436

REAL ESTATE - 3.7%
719		Acadia Realty Trust	17,752
370		AG Mortgage Investment Trust	6,960
171		Agree Realty Corp	5,048

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

519	*	Alexander & Baldwin, Inc	$20,630
24		Alexander’s, Inc	7,049
939		Alexandria Real Estate Equities, Inc	61,711
331	*	Altisource Residential Corp	5,524
393		American Assets Trust,Inc	12,128
1,376		American Campus Communities, Inc	55,948
5,197		American Capital Agency Corp	119,479
836		American Capital Mortgage, Inc	15,023
2,013		American Realty Capital Properties, Inc	30,718
177	*	American Residential Properties, Inc	3,044
5,186		American Tower Corp	379,460
207		AmREIT, Inc (Class B)	4,003
12,431		Annaly Capital Management, Inc	156,258
1,733		Anworth Mortgage Asset Corp	9,705
1,892		Apartment Investment & Management Co (Class A)	56,836
433		Apollo Commercial Real Estate Finance, Inc	6,876
100		Ares Commercial Real Estate Corp	1,281
244		Armada Hoffler Properties, Inc	2,874
4,902	*	ARMOUR Residential REIT, Inc	23,088
1,263		Ashford Hospitality Trust, Inc	14,461
672		Associated Estates Realty Corp	10,806
110	*	AV Homes, Inc	1,950
1,676		AvalonBay Communities, Inc	226,109
152		Aviv REIT, Inc	3,844
2,448		BioMed Realty Trust, Inc	49,523
1,989		Boston Properties, Inc	209,780
2,048		Brandywine Realty Trust	27,689
1,009		BRE Properties, Inc (Class A)	50,470
1,079		Camden Property Trust	74,602
853		Campus Crest Communities, Inc	9,844
1,088		Capital Lease Funding, Inc	9,183
1,194		Capstead Mortgage Corp	14,447
2,043		CBL & Associates Properties, Inc	43,761
3,667	*	CBRE Group, Inc	85,661
1,018		Cedar Shopping Centers, Inc	5,273
3,262	*	Chambers Street Properties	32,620
105		Chatham Lodging Trust	1,804
691		Chesapeake Lodging Trust	14,366
13,015		Chimera Investment Corp	39,045
1,235		Colonial Properties Trust	29,788
844		Colony Financial, Inc	16,787
77		Consolidated-Tomoka Land Co	2,938
238		Coresite Realty	7,571
1,194		Corporate Office Properties Trust	30,447
1,394		Cousins Properties, Inc	14,079
1,746		CubeSmart	27,901
254		CyrusOne, Inc	5,268
2,264		CYS Investments, Inc	20,851
3,999		DCT Industrial Trust, Inc	28,593
3,415		DDR Corp	56,860
2,598		DiamondRock Hospitality Co	24,213
1,659		Digital Realty Trust, Inc	101,199
1,862		Douglas Emmett, Inc	46,457
4,172		Duke Realty Corp	65,041
734		DuPont Fabros Technology, Inc	17,726
1,055		Dynex Capital, Inc	10,750
361		EastGroup Properties, Inc	20,313
1,317		Education Realty Trust, Inc	13,473
580		Entertainment Properties Trust	29,157
560		Equity Lifestyle Properties, Inc	44,010
693		Equity One, Inc	15,683
4,700		Equity Residential	272,882
499		Essex Property Trust, Inc	79,301
629		Excel Trust, Inc	8,058
1,455		Extra Space Storage, Inc	61,008
855		Federal Realty Investment Trust	88,646

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,088	*	FelCor Lodging Trust, Inc	$12,340
1,406		First Industrial Realty Trust, Inc	21,329
627		First Potomac Realty Trust	8,189
2,072	*	Forest City Enterprises, Inc (Class A)	37,110
498	*	Forestar Real Estate Group, Inc	9,990
1,181		Franklin Street Properties Corp	15,589
7,797		General Growth Properties, Inc	154,926
404		Getty Realty Corp	8,343
579		Gladstone Commercial Corp	10,793
1,772		Glimcher Realty Trust	19,350
625		Government Properties Income Trust	15,763
580	*	Gramercy Property Trust, Inc	2,610
1,296		Hatteras Financial Corp	31,933
5,927		HCP, Inc	269,323
3,732		Health Care REIT, Inc	250,156
1,183		Healthcare Realty Trust, Inc	30,167
1,456		Healthcare Trust of America, Inc	16,351
3,082		Hersha Hospitality Trust	17,382
1,132		Highwoods Properties, Inc	40,311
713		Home Properties, Inc	46,609
1,837		Hospitality Properties Trust	48,276
9,675		Host Marriott Corp	163,217
519	*	Howard Hughes Corp	58,175
1,534		HRPT Properties Trust	35,466
467		Hudson Pacific Properties	9,938
1,113		Inland Real Estate Corp	11,375
1,779		Invesco Mortgage Capital, Inc	29,460
1,317		Investors Real Estate Trust	11,326
1,264	*	iStar Financial, Inc	14,271
174	*	JAVELIN Mortgage Investment Corp	2,452
578		Jones Lang LaSalle, Inc	52,679
741		Kennedy-Wilson Holdings, Inc	12,330
991		Kilroy Realty Corp	52,533
5,359		Kimco Realty Corp	114,843
1,214		Kite Realty Group Trust	7,320
1,327		LaSalle Hotel Properties	32,777
2,104		Lexington Corporate Properties Trust	24,575
1,338		Liberty Property Trust	49,453
458		LTC Properties, Inc	17,885
1,839		Macerich Co	112,124
1,118		Mack-Cali Realty Corp	27,380
742	*	Maguire Properties, Inc	2,330
1,859		Medical Properties Trust, Inc	26,621
4,747		MFA Mortgage Investments, Inc	40,112
560		Mid-America Apartment Communities, Inc	37,951
516		Monmouth Real Estate Investment Corp (Class A)	5,093
417		National Health Investors, Inc	24,962
1,554		National Retail Properties, Inc	53,458
3,328		New Residential Investment Corp	22,431
939		New York Mortgage Trust, Inc	6,357
2,419		NorthStar Realty Finance Corp	22,013
1,526		Omega Healthcare Investors, Inc	47,337
498		One Liberty Properties, Inc	10,936
570		Parkway Properties, Inc	9,553
843		Pebblebrook Hotel Trust	21,792
892		Pennsylvania Real Estate Investment Trust	16,841
763		Pennymac Mortgage Investment Trust	16,061
2,149		Piedmont Office Realty Trust, Inc	38,424
2,137		Plum Creek Timber Co, Inc	99,734
745		Post Properties, Inc	36,870
481		Potlatch Corp	19,452
6,535		Prologis, Inc	246,500
235		PS Business Parks, Inc	16,960
1,878		Public Storage, Inc	287,954
1,095		RAIT Investment Trust	8,234
838		Ramco-Gershenson Properties	13,014

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,593		Rayonier, Inc	$88,236
1,578	*	Realogy Holdings Corp	75,807
2,603		Realty Income Corp	109,118
1,075		Redwood Trust, Inc	18,275
1,142		Regency Centers Corp	58,025
1,691		Resource Capital Corp	10,400
894		Retail Opportunities Investment Corp	12,427
1,665		Retail Properties of America, Inc	23,776
1,620		RLJ Lodging Trust	36,434
262		Rouse Properties, Inc	5,140
580		Ryman Hospitality Properties	22,626
539		Sabra Healthcare REIT, Inc	14,073
133		Saul Centers, Inc	5,913
292		Select Income REIT	8,188
2,500		Senior Housing Properties Trust	64,825
454		Silver Bay Realty Trust Corp	7,518
4,068		Simon Property Group, Inc	642,419
1,148		SL Green Realty Corp	101,242
413		Sovran Self Storage, Inc	26,758
759		Spirit Realty Capital, Inc	13,450
810	*,e	St. Joe Co	17,051
534		STAG Industrial, Inc	10,653
2,140		Starwood Property Trust, Inc	52,965
2,727	*	Strategic Hotels & Resorts, Inc	24,161
860		Summit Hotel Properties, Inc	8,127
493		Sun Communities, Inc	24,532
2,146	*	Sunstone Hotel Investors, Inc	25,924
1,271		Tanger Factory Outlet Centers, Inc	42,528
798		Taubman Centers, Inc	59,970
156	*	Tejon Ranch Co	4,444
247		Terreno Realty Corp	4,577
406		Thomas Properties Group, Inc	2,152
4,797		Two Harbors Investment Corp	49,169
3,291		UDR, Inc	83,888
120		UMH Properties, Inc	1,232
200		Universal Health Realty Income Trust	8,626
447		Urstadt Biddle Properties, Inc (Class A)	9,016
3,846		Ventas, Inc	267,143
2,453		Vornado Realty Trust	203,231
820		Washington Real Estate Investment Trust	22,066
1,598		Weingarten Realty Investors	49,170
320		Western Asset Mortgage Capital Corp	5,587
7,185		Weyerhaeuser Co	204,701
550		Whitestone REIT	8,668
242		Winthrop Realty Trust	2,911
754		WP Carey, Inc	49,892

		TOTAL REAL ESTATE	8,690,076

RETAILING - 4.4%
1,152	*	1-800-FLOWERS.COM, Inc (Class A)	7,131
998		Aaron’s, Inc	27,954
1,026		Abercrombie & Fitch Co (Class A)	46,427
934		Advance Auto Parts, Inc	75,813
1,127	*	Aeropostale, Inc	15,553
4,841	*	Amazon.com, Inc	1,344,297
2,498		American Eagle Outfitters, Inc	45,613
122	*	America’s Car-Mart, Inc	5,275
671	*	Ann Taylor Stores Corp	22,277
359	*	Asbury Automotive Group, Inc	14,396
1,563	*	Ascena Retail Group, Inc	27,274
673	*	Audiovox Corp (Class A)	8,258
667	*	Autonation, Inc	28,941
465	*	Autozone, Inc	197,016
477	*	Barnes & Noble, Inc	7,613
380		Bebe Stores, Inc	2,132

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,867	*	Bed Bath & Beyond, Inc	$203,270
3,575		Best Buy Co, Inc	97,705
334		Big 5 Sporting Goods Corp	7,331
766	*	Big Lots, Inc	24,152
158	*	Blue Nile, Inc	5,969
142	*	Body Central Corp	1,891
359	e	Bon-Ton Stores, Inc	6,480
482		Brown Shoe Co, Inc	10,377
408	e	Buckle, Inc	21,224
617	*	Cabela’s, Inc	39,957
2,896	*	Carmax, Inc	133,679
525		Cato Corp (Class A)	13,104
2,122		Chico’s FAS, Inc	36,201
335	*	Children’s Place Retail Stores, Inc	18,358
469	*	Christopher & Banks Corp	3,161
243	*	Citi Trends, Inc	3,531
319	*,e	Conn’s, Inc	16,511
190		Core-Mark Holding Co, Inc	12,065
798	*,e	CST Brands, Inc	24,586
118		Destination Maternity Corp	2,903
514	*	Destination XL Group, Inc	3,259
1,304		Dick’s Sporting Goods, Inc	65,278
374		Dillard’s, Inc (Class A)	30,657
4,251	*	Dollar General Corp	214,378
2,944	*	Dollar Tree, Inc	149,673
465		DSW, Inc (Class A)	34,164
1,398		Expedia, Inc	84,090
1,135	*	Express Parent LLC	23,801
1,265		Family Dollar Stores, Inc	78,822
681		Finish Line, Inc (Class A)	14,887
430	*,e	Five Below, Inc	15,807
1,926		Foot Locker, Inc	67,660
580	*	Francesca’s Holdings Corp	16,118
480		Fred’s, Inc (Class A)	7,435
1,560	e	GameStop Corp (Class A)	65,567
3,660		Gap, Inc	152,732
311	*	Genesco, Inc	20,834
2,032		Genuine Parts Co	158,638
1,273		GNC Holdings, Inc	56,279
107	*	Gordmans Stores, Inc	1,456
300		Group 1 Automotive, Inc	19,299
5,505	*	Groupon, Inc	46,793
822		Guess?, Inc	25,507
166		Haverty Furniture Cos, Inc	3,820
176	*,e	HHgregg, Inc	2,811
335	*,e	Hibbett Sports, Inc	18,592
19,159		Home Depot, Inc	1,484,248
739	*	HomeAway, Inc	23,899
475		HSN, Inc	25,517
2,228	*,e	JC Penney Co, Inc	38,054
349	*,e	JOS A Bank Clothiers, Inc	14,421
145	*	Kirkland’s, Inc	2,501
2,910		Kohl’s Corp	146,984
3,064		L Brands, Inc	150,902
7,017	*	Liberty Media Holding Corp (Interactive A)	161,461
490	*	Liberty Ventures	41,655
291		Lithia Motors, Inc (Class A)	15,513
3,907	*	LKQ Corp	100,605
14,275		Lowe’s Companies, Inc	583,848
351	*	Lumber Liquidators, Inc	27,332
5,030		Macy’s, Inc	241,440
257	*	MarineMax, Inc	2,912
139	*,e	Mattress Firm Holding Corp	5,602
661		Men’s Wearhouse, Inc	25,019
412	e	Monro Muffler, Inc	19,797
662	*	NetFlix, Inc	139,742

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

512	*	New York & Co, Inc	$3,251
1,902		Nordstrom, Inc	114,006
414		Nutri/System, Inc	4,877
3,623	*,e	Office Depot, Inc	14,021
1,103		OfficeMax, Inc	11,284
482	*	Orbitz Worldwide, Inc	3,870
1,450	*	O’Reilly Automotive, Inc	163,299
176	*,e	Overstock.com, Inc	4,963
500		Penske Auto Group, Inc	15,270
614	*	PEP Boys - Manny Moe & Jack	7,110
278	e	PetMed Express, Inc	3,503
1,378		Petsmart, Inc	92,312
1,228		Pier 1 Imports, Inc	28,846
676	*	Priceline.com, Inc	559,140
1,485	*,e	RadioShack Corp	4,693
793	e	Rent-A-Center, Inc	29,777
232	*	Restoration Hardware Holdings, Inc	17,400
2,876		Ross Stores, Inc	186,394
180	*	Rue21, Inc	7,490
1,535	*,e	Saks, Inc	20,937
2,169	*	Sally Beauty Holdings, Inc	67,456
567	*,e	Sears Holdings Corp	23,859
159	*	Sears Hometown and Outlet Stores, Inc	6,951
717	*	Select Comfort Corp	17,968
326		Shoe Carnival, Inc	7,827
497	*	Shutterfly, Inc	27,728
1,062		Signet Jewelers Ltd	71,611
481		Sonic Automotive, Inc (Class A)	10,168
411		Stage Stores, Inc	9,659
8,705		Staples, Inc	138,061
200		Stein Mart, Inc	2,730
151		Systemax, Inc	1,421
8,417		Target Corp	579,595
1,464		Tiffany & Co	106,638
239	*	Tile Shop Holdings, Inc	6,921
120	*	Tilly’s, Inc	1,920
9,440		TJX Companies, Inc	472,566
916		Tractor Supply Co	107,731
1,471	*	TripAdvisor, Inc	89,540
567	*	Tuesday Morning Corp	5,880
814		Ulta Salon Cosmetics & Fragrance, Inc	81,530
1,468	*	Urban Outfitters, Inc	59,043
512	*	Valuevision International, Inc (Class A)	2,616
280	*,e	Vitacost.com, Inc	2,366
425	*	Vitamin Shoppe, Inc	19,057
178	*	West Marine, Inc	1,958
1,045	*	Wet Seal, Inc (Class A)	4,922
524	*	WEX, Inc	40,191
1,247		Williams-Sonoma, Inc	69,695
433	*	Zale Corp	3,940
245	*	Zumiez, Inc	7,044

		TOTAL RETAILING	10,529,269

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
504	*	Advanced Energy Industries, Inc	8,775
8,180	*,e	Advanced Micro Devices, Inc	33,374
183	*	Alpha & Omega Semiconductor Ltd	1,398
4,196		Altera Corp	138,426
239	*	Ambarella, Inc	4,022
1,245	*	Amkor Technology, Inc	5,241
891	*	Anadigics, Inc	1,960
4,072		Analog Devices, Inc	183,484
15,804		Applied Materials, Inc	235,638
891	*	Applied Micro Circuits Corp	7,841

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,710	*	Atmel Corp	$41,969
395	*	ATMI, Inc	9,342
3,226		Avago Technologies Ltd	120,588
4,761	*	Axcelis Technologies, Inc	8,665
7,491		Broadcom Corp (Class A)	252,896
831		Brooks Automation, Inc	8,086
285		Cabot Microelectronics Corp	9,408
664	*	Cavium Networks, Inc	23,486
234	*	Ceva, Inc	4,530
821	*,e	Cirrus Logic, Inc	14,253
280		Cohu, Inc	3,500
1,547	*	Cree, Inc	98,791
2,072	e	Cypress Semiconductor Corp	22,233
395	*	Diodes, Inc	10,258
289	*	DSP Group, Inc	2,402
1,676	*	Entegris, Inc	15,738
903	*	Entropic Communications, Inc	3,856
520	*	Exar Corp	5,600
1,829	*	Fairchild Semiconductor International, Inc	25,240
802	*,e	First Solar, Inc	35,873
593	*	Formfactor, Inc	4,003
740	*,e	Freescale Semiconductor Holdings Ltd	10,027
234	*	GSI Technology, Inc	1,479
1,568	*,e	GT Solar International, Inc	6,507
459	*	Hittite Microwave Corp	26,622
252	*	Inphi Corp	2,772
1,945	*	Integrated Device Technology, Inc	15,443
306	*	Integrated Silicon Solution, Inc	3,354
65,193		Intel Corp	1,578,975
853	*	International Rectifier Corp	17,862
1,619		Intersil Corp (Class A)	12,661
257		IXYS Corp	2,842
2,178		Kla-Tencor Corp	121,380
800	*	Kopin Corp	2,968
2,143	*	Lam Research Corp	95,021
1,300	*	Lattice Semiconductor Corp	6,591
3,060		Linear Technology Corp	112,730
7,345	*	LSI Logic Corp	52,443
584	*	LTX-Credence Corp	3,498
80	*	MA-COM Technology Solutions	1,168
5,232		Marvell Technology Group Ltd	61,267
3,850		Maxim Integrated Products, Inc	106,953
87	*	MaxLinear, Inc	609
797		Micrel, Inc	7,874
2,624		Microchip Technology, Inc	97,744
13,505	*	Micron Technology, Inc	193,527
1,221	*	Microsemi Corp	27,778
378	*,e	Mindspeed Technologies, Inc	1,225
698		MKS Instruments, Inc	18,525
407		Monolithic Power Systems, Inc	9,813
316	*	MoSys, Inc	1,270
214	*	Nanometrics, Inc	3,139
55	*	NVE Corp	2,575
7,587		Nvidia Corp	106,446
721	*	Omnivision Technologies, Inc	13,447
5,763	*	ON Semiconductor Corp	46,565
268	*	PDF Solutions, Inc	4,939
347	*	Peregrine Semiconductor Corp	3,786
304	*	Pericom Semiconductor Corp	2,165
666	*	Photronics, Inc	5,368
410	*	PLX Technology, Inc	1,952
2,763	*	PMC - Sierra, Inc	17,545
358		Power Integrations, Inc	14,520
1,317	*	Rambus, Inc	11,313
3,667	*	RF Micro Devices, Inc	19,618
149	*,e	Rubicon Technology, Inc	1,194

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

351	*	Rudolph Technologies, Inc	$3,931
936	*	Semtech Corp	32,788
373	*	Sigma Designs, Inc	1,884
1,131	*	Silicon Image, Inc	6,616
618	*	Silicon Laboratories, Inc	25,591
2,509	*	Skyworks Solutions, Inc	54,922
622	*	Spansion, Inc	7,787
3,138	*	SunEdison, Inc	25,637
589	*,e	SunPower Corp	12,192
100		Supertex, Inc	2,391
2,565	*	Teradyne, Inc	45,067
605		Tessera Technologies, Inc	12,584
14,611		Texas Instruments, Inc	509,486
1,986	*	Triquint Semiconductor, Inc	13,763
267	*	Ultra Clean Holdings	1,615
367	*	Ultratech, Inc	13,476
512	*,e	Veeco Instruments, Inc	18,135
288	*	Volterra Semiconductor Corp	4,067
3,471		Xilinx, Inc	137,486

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,125,794

SOFTWARE & SERVICES - 9.6%
552	*	Accelrys, Inc	4,637
8,440		Accenture plc	607,342
503	*	ACI Worldwide, Inc	23,379
490	*	Active Network, Inc	3,709
5,714		Activision Blizzard, Inc	81,482
620	*	Actuate Corp	4,117
1,008	*	Acxiom Corp	22,861
6,585	*	Adobe Systems, Inc	300,013
374	*	Advent Software, Inc	13,112
2,323	*	Akamai Technologies, Inc	98,844
645	*	Alliance Data Systems Corp	116,764
2,269		Amdocs Ltd	84,157
276		American Software, Inc (Class A)	2,398
555	*	Angie’s List, Inc	14,735
1,221	*	Ansys, Inc	89,255
1,061		AOL, Inc	38,705
1,185	*	Aspen Technology, Inc	34,116
2,934	*	Autodesk, Inc	99,580
6,465		Automatic Data Processing, Inc	445,180
315	*	AVG Technologies NV	6,127
588	*,e	Bankrate, Inc	8,444
636	*,e	Bazaarvoice, Inc	5,991
538		Blackbaud, Inc	17,523
148	*	Blackhawk Network Holdings, Inc	3,434
540	*	Blucora, Inc	10,012
1,934	*	BMC Software, Inc	87,301
294		Booz Allen Hamilton Holding Co	5,110
421	*	Bottomline Technologies, Inc	10,647
357	*	Brightcove, Inc	3,127
1,649		Broadridge Financial Solutions, Inc	43,830
440	*	BroadSoft, Inc	12,144
4,344		CA, Inc	124,369
349	*,e	CACI International, Inc (Class A)	22,158
3,718	*	Cadence Design Systems, Inc	53,837
370	*	Callidus Software, Inc	2,438
531	*	Cardtronics, Inc	14,656
90		Cass Information Systems, Inc	4,149
834	*	Ciber, Inc	2,786
2,423	*	Citrix Systems, Inc	146,180
118	*,m	Clinical Data, Inc	112
3,978	*	Cognizant Technology Solutions Corp (Class A)	249,063
610	*	Commvault Systems, Inc	46,293
1,926		Computer Sciences Corp	84,301

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

174		Computer Task Group, Inc	$3,997
2,948		Compuware Corp	30,512
399	*	comScore, Inc	9,732
276	*	Comverse, Inc	8,214
611	*,e	Concur Technologies, Inc	49,723
342	*,e	Constant Contact, Inc	5,496
1,480		Convergys Corp	25,796
530	*	Cornerstone OnDemand, Inc	22,944
374	*	CoStar Group, Inc	48,272
485	*	CSG Systems International, Inc	10,524
571	*	DealerTrack Holdings, Inc	20,231
379	*	Demand Media, Inc	2,274
210	*,e	Demandware, Inc	8,906
606	*	Dice Holdings, Inc	5,581
453	*	Digital River, Inc	8,503
85		DMRC Corp	1,765
426		DST Systems, Inc	27,831
190	*	E2open, Inc	3,325
1,405		Earthlink, Inc	8,725
17,020	*	eBay, Inc	880,274
4,056	*	Electronic Arts, Inc	93,166
280	*	Ellie Mae, Inc	6,462
269	*	Envestnet, Inc	6,617
285	*	EPAM Systems, Inc	7,746
405		EPIQ Systems, Inc	5,455
51		ePlus, Inc	3,054
647	*	Equinix, Inc	119,514
589	*	Euronet Worldwide, Inc	18,766
388	*	EVERTEC, Inc	8,524
564	*	ExactTarget, Inc	19,018
430	*	ExlService Holdings, Inc	12,711
22,342	*	Facebook, Inc	555,422
590	e	Factset Research Systems, Inc	60,145
557		Fair Isaac Corp	25,527
3,796		Fidelity National Information Services, Inc	162,621
1,356	*	First American Corp	31,419
1,747	*	Fiserv, Inc	152,705
891	*	FleetCor Technologies, Inc	72,438
215	*	FleetMatics Group plc	7,144
178		Forrester Research, Inc	6,531
1,660	*	Fortinet, Inc	29,050
1,208	*	Gartner, Inc	68,844
2,209		Genpact Ltd	42,501
299	*,m	Gerber Scientific, Inc	0
824	*	Global Cash Access, Inc	5,158
281	*	Global Eagle Entertainment, Inc	2,827
1,032		Global Payments, Inc	47,802
531	*,e	Glu Mobile, Inc	1,168
3,537	*	Google, Inc (Class A)	3,113,869
551	*	Guidewire Software, Inc	23,170
476		Hackett Group, Inc	2,470
451	e	Heartland Payment Systems, Inc	16,800
384	*,e	Higher One Holdings, Inc	4,470
1,028		IAC/InterActiveCorp	48,892
384	*	iGate Corp	6,305
266	*	Imperva, Inc	11,981
655	*	Infoblox, Inc	19,165
1,414	*	Informatica Corp	49,462
202	*	Interactive Intelligence, Inc	10,423
538	*	Internap Network Services Corp	4,449
13,662		International Business Machines Corp	2,610,945
3,877		Intuit, Inc	236,613
601	e	j2 Global, Inc	25,548
1,107		Jack Henry & Associates, Inc	52,173
522	*	Jive Software, Inc	9,485
168		Keynote Systems, Inc	3,320

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

298	*	Knot, Inc	$3,338
1,154		Lender Processing Services, Inc	37,332
884	*	Limelight Networks, Inc	1,989
1,186	*	LinkedIn Corp	211,464
704	*	Lionbridge Technologies	2,042
325	*,e	Liquidity Services, Inc	11,268
697	*	Liveperson, Inc	6,242
252	*	LogMeIn, Inc	6,164
187	*	magicJack VocalTec Ltd	2,654
311	*	Manhattan Associates, Inc	23,997
292	e	Mantech International Corp (Class A)	7,627
206		Marchex, Inc (Class B)	1,240
280	*	Market Leader, Inc	2,996
1,533		Mastercard, Inc (Class A)	880,708
482		MAXIMUS, Inc	35,899
1,291		Mentor Graphics Corp	25,239
1,095	*,e	Micros Systems, Inc	47,249
109,528		Microsoft Corp	3,782,002
100	*	MicroStrategy, Inc (Class A)	8,696
461	*,e	Millennial Media, Inc	4,015
105	*	Model N, Inc	2,453
529	*	ModusLink Global Solutions, Inc	1,682
278	*	MoneyGram International, Inc	6,297
443		Monotype Imaging Holdings, Inc	11,257
1,800	*	Monster Worldwide, Inc	8,838
696	*	Move, Inc	8,923
467	*	Netscout Systems, Inc	10,900
458	*	NetSuite, Inc	42,017
874	*	NeuStar, Inc (Class A)	42,546
789		NIC, Inc	13,042
3,423	*	Nuance Communications, Inc	62,915
293	*,e	OpenTable, Inc	18,737
46,641		Oracle Corp	1,432,812
1,693	*,e	Pandora Media, Inc	31,151
4,276		Paychex, Inc	156,159
162		Pegasystems, Inc	5,365
320	*	Perficient, Inc	4,269
240	*	PRG-Schultz International, Inc	1,318
831	*	Progress Software Corp	19,121
282	*	Proofpoint, Inc	6,833
283	*	PROS Holdings, Inc	8,476
1,520	*	PTC, Inc	37,286
43		QAD, Inc (Class A)	494
1,081	*	QLIK Technologies, Inc	30,560
201	*	Qualys, Inc	3,240
335	*	QuinStreet, Inc	2,891
1,481	*	Rackspace Hosting, Inc	56,115
299		RealNetworks, Inc	2,260
606	*,e	RealPage, Inc	11,114
2,534	*	Red Hat, Inc	121,176
453	*	Responsys, Inc	6,482
127	*	Rosetta Stone, Inc	1,872
1,436	*	Rovi Corp	32,798
3,832		SAIC, Inc	53,380
7,804	*	Salesforce.com, Inc	297,957
170	e	Sapiens International Corp NV	976
1,557		Sapient Corp	20,334
303	*	Sciquest, Inc	7,590
334	*	Seachange International, Inc	3,911
1,035	*	ServiceNow, Inc	41,804
634	*	ServiceSource International LLC	5,909
98	*	Shutterstock, Inc	5,466
860	*	SolarWinds, Inc	33,377
977		Solera Holdings, Inc	54,370
376	*	Sourcefire, Inc	20,887
150	*	Spark Networks, Inc	1,267

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,343	*	Splunk, Inc	$62,261
235	*	SPS Commerce, Inc	12,925
765	*	SS&C Technologies Holdings, Inc	25,168
192	*	Stamps.com, Inc	7,563
513	*	SupportSoft, Inc	2,344
460	*	SYKES Enterprises, Inc	7,250
9,231		Symantec Corp	207,421
328	*	Synchronoss Technologies, Inc	10,125
2,017	*	Synopsys, Inc	72,108
190		Syntel, Inc	11,945
402	*	TA Indigo Holding Corp	2,918
123	*	Tableau Software, Inc	6,817
925	*	Take-Two Interactive Software, Inc	13,847
383	*	Tangoe, Inc	5,910
132	*	TechTarget, Inc	590
205	*	TeleNav, Inc	1,072
455	*	TeleTech Holdings, Inc	10,661
2,163	*	Teradata Corp	108,647
2,110	*	TIBCO Software, Inc	45,154
1,671	*	TiVo, Inc	18,465
2,061		Total System Services, Inc	50,453
174	*	Travelzoo, Inc	4,743
317	*	Trulia, Inc	9,856
432	*	Tyler Technologies, Inc	29,614
362	*	Ultimate Software Group, Inc	42,459
586	*	Unisys Corp	12,933
1,056		United Online, Inc	8,004
1,006	*	Unwired Planet, Inc	1,962
1,094	*	Valueclick, Inc	27,000
1,144	*	Vantiv, Inc	31,574
248	*	Vasco Data Security International	2,061
1,365	*	VeriFone Systems, Inc	22,946
691	*	Verint Systems, Inc	24,510
1,932	*	VeriSign, Inc	86,283
574	*,e	VirnetX Holding Corp	11,474
265	*	Virtusa Corp	5,872
6,877		Visa, Inc (Class A)	1,256,772
527	*,e	VistaPrint Ltd	26,018
1,140	*	VMware, Inc (Class A)	76,369
202	*	Vocus, Inc	2,125
852	*	Vringo, Inc	2,701
562	*	WebMD Health Corp (Class A)	16,506
552	*	Website Pros, Inc	14,131
7,311		Western Union Co	125,091
485	*	Workday, Inc	31,084
12,519	*	Yahoo!, Inc	314,352
387	*	Yelp, Inc	13,456
272	*	Zillow, Inc	15,314
743	*	Zix Corp	3,143
7,662	*,e	Zynga, Inc	21,300

		TOTAL SOFTWARE & SERVICES	22,827,003

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
1,320	*,e	3D Systems Corp	57,948
806	e	Adtran, Inc	19,836
400	*	Agilysys, Inc	4,516
2,138		Amphenol Corp (Class A)	166,636
200	*	Anaren, Inc	4,588
356		Anixter International, Inc	26,988
12,319		Apple, Inc	4,879,310
1,549	*	ARRIS Group, Inc	22,228
1,424	*	Arrow Electronics, Inc	56,746
1,423	*	Aruba Networks, Inc	21,857
80	*	Audience, Inc	1,057
424	*	Avid Technology, Inc	2,493

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,830	*	Avnet, Inc	$61,488
583		AVX Corp	6,850
245	*	AX Holding Corp	1,933
258		Badger Meter, Inc	11,494
100		Bel Fuse, Inc (Class B)	1,345
750	*	Benchmark Electronics, Inc	15,075
226		Black Box Corp	5,722
5,865	*	Brocade Communications Systems, Inc	33,782
358	*	CalAmp Corp	5,227
469	*	Calix Networks, Inc	4,737
500	*	Checkpoint Systems, Inc	7,095
1,254	*	Ciena Corp	24,353
70,156		Cisco Systems, Inc	1,705,492
542		Cognex Corp	24,509
306		Coherent, Inc	16,851
330		Comtech Telecommunications Corp	8,874
19,277		Corning, Inc	274,312
518	*	Cray, Inc	10,174
409		CTS Corp	5,579
423		Daktronics, Inc	4,340
185	*	Datalink Corp	1,968
16,511		Dell, Inc	220,422
772		Diebold, Inc	26,009
400	*	Digi International, Inc	3,748
633	e	Dolby Laboratories, Inc (Class A)	21,174
196	*	DTS, Inc	4,034
485	*	EchoStar Corp (Class A)	18,968
248		Electro Rent Corp	4,164
300		Electro Scientific Industries, Inc	3,228
630	*	Electronics for Imaging, Inc	17,823
27,587		EMC Corp	651,605
1,000	*	Emulex Corp	6,520
1,016	*	Extreme Networks, Inc	3,505
1,009	*	F5 Networks, Inc	69,419
252	*	Fabrinet	3,528
215	*	FARO Technologies, Inc	7,271
505		FEI Co	36,860
1,138	*	Finisar Corp	19,289
1,943		Flir Systems, Inc	52,403
1,128	*,e	Fusion-io, Inc	16,063
228	*	Globecomm Systems, Inc	2,882
327	*	GSI Group, Inc	2,629
1,150	*	Harmonic, Inc	7,303
1,483		Harris Corp	73,038
670	*	Harris Stratex Networks, Inc (Class A)	1,755
25,536		Hewlett-Packard Co	633,293
400	*	Imation Corp	1,692
289	*	Immersion Corp	3,829
1,519	*,e	Infinera Corp	16,208
2,058	*	Ingram Micro, Inc (Class A)	39,081
655	*	Insight Enterprises, Inc	11,620
564	e	InterDigital, Inc	25,183
745	*	Intermec, Inc	7,323
750	*,e	InvenSense, Inc	11,535
407	e	IPG Photonics Corp	24,717
477	*	Itron, Inc	20,239
743	*	Ixia	13,671
2,660		Jabil Circuit, Inc	54,211
3,054	*	JDS Uniphase Corp	43,917
6,682	*	Juniper Networks, Inc	129,029
1,680	*	Kemet Corp	6,905
172	*	KVH Industries, Inc	2,289
871	e	Lexmark International, Inc (Class A)	26,626
261		Littelfuse, Inc	19,473
315	*,e	Maxwell Technologies, Inc	2,252

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

187	*	Measurement Specialties, Inc	$8,701
375	*	Mercury Computer Systems, Inc	3,458
30		Mesa Laboratories, Inc	1,624
447		Methode Electronics, Inc	7,603
1,811		Molex, Inc	53,135
3,196		Motorola, Inc	184,505
221		MTS Systems Corp	12,509
160	*	Multi-Fineline Electronix, Inc	2,370
1,200		National Instruments Corp	33,528
2,098	*	NCR Corp	69,213
290	*,e	Neonode, Inc	1,726
4,695	*	NetApp, Inc	177,377
454	*	Netgear, Inc	13,865
407	*	Newport Corp	5,670
252	*	Oplink Communications, Inc	4,377
252	*	OSI Systems, Inc	16,234
434	*	Palo Alto Networks, Inc	18,297
232		Park Electrochemical Corp	5,570
935	*,e	Parkervision, Inc	4,254
230		PC-Tel, Inc	1,950
554		Plantronics, Inc	24,332
511	*	Plexus Corp	15,274
2,192	*	Polycom, Inc	23,104
851	*	Power-One, Inc	5,378
248	*	Procera Networks, Inc	3,405
1,437	*	QLogic Corp	13,738
22,678		Qualcomm, Inc	1,385,172
4,721	*	Quantum Corp	6,468
301	*	Rackable Systems, Inc	4,027
187	*	Radisys Corp	899
485	*	RealD, Inc	6,742
181		Richardson Electronics Ltd	2,125
2,138	*	Riverbed Technology, Inc	33,267
383	*	Rofin-Sinar Technologies, Inc	9,552
200	*	Rogers Corp	9,464
571	*	Ruckus Wireless, Inc	7,315
3,191	*	SanDisk Corp	194,970
958	*	Sanmina Corp	13,747
321	*	Scansource, Inc	10,272
495	*	ShoreTel, Inc	1,995
3,028	*	Sonus Networks, Inc	9,114
488	*	STEC, Inc	3,279
416	*,e	Stratasys Ltd	34,836
258	*	Super Micro Computer, Inc	2,745
396	*	Symmetricom, Inc	1,778
424	*	Synaptics, Inc	16,349
313	*	SYNNEX Corp	13,234
546	*	Tech Data Corp	25,711
4,811		Tellabs, Inc	9,526
70		Tessco Technologies, Inc	1,848
3,355	*	Trimble Navigation Ltd	87,264
971	*	TTM Technologies, Inc	8,156
166		Ubiquiti Networks, Inc	2,912
527	*,e	Universal Display Corp	14,814
529	*	Viasat, Inc	37,802
1,895	*	Vishay Intertechnology, Inc	26,322
161	*	Vishay Precision Group, Inc	2,438
662	*	Westell Technologies, Inc	1,582
2,772		Western Digital Corp	172,114
16,106		Xerox Corp	146,081
721	*	Zebra Technologies Corp (Class A)	31,320
198	*	Zygo Corp	3,130

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	12,911,703

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.4%
754	*	8x8, Inc	$6,213
70,563		AT&T, Inc	2,497,930
105		Atlantic Tele-Network, Inc	5,214
201	*,e	Boingo Wireless, Inc	1,248
277	*	Cbeyond Communications, Inc	2,172
7,989		CenturyTel, Inc	282,411
3,005	*	Cincinnati Bell, Inc	9,195
7,244	*	Clearwire Corp (Class A)	36,075
706		Cogent Communications Group, Inc	19,874
526		Consolidated Communications Holdings, Inc	9,158
3,880	*	Crown Castle International Corp	280,873
269	*,e	Fairpoint Communications, Inc	2,246
13,108	e	Frontier Communications Corp	53,088
464	*	General Communication, Inc (Class A)	3,633
126	*	Hawaiian Telcom Holdco, Inc	3,170
170		HickoryTech Corp	1,807
164		IDT Corp (Class B)	3,065
686	*	inContact, Inc	5,639
391		Inteliquent, Inc	2,248
295	*	Intelsat S.A.	5,900
641	*,e	Iridium Communications, Inc	4,974
710	*,e	Leap Wireless International, Inc	4,778
2,188	*	Level 3 Communications, Inc	46,123
181		Lumos Networks Corp	3,095
2,115	*,e	NII Holdings, Inc (Class B)	14,107
181		NTELOS Holdings Corp	2,979
430	*	Orbcomm, Inc	1,931
762	*	Premiere Global Services, Inc	9,197
153		Primus Telecommunications Group, Inc	1,827
1,674	*	SBA Communications Corp (Class A)	124,077
364		Shenandoah Telecom Co	6,072
32,197	*	Sprint Nextel Corp	226,023
1,221		Telephone & Data Systems, Inc	30,098
2,257		T-Mobile US, Inc	55,996
420	*,e	Towerstream Corp	1,071
1,990	*	tw telecom inc (Class A)	55,999
200		US Cellular Corp	7,338
250		USA Mobility, Inc	3,393
37,536		Verizon Communications, Inc	1,889,562
1,236	*	Vonage Holdings Corp	3,498
7,924	e	Windstream Corp	61,094

		TOTAL TELECOMMUNICATION SERVICES	5,784,391

TRANSPORTATION - 1.9%
776	*	Air Transport Services Group, Inc	5,129
923	*	Alaska Air Group, Inc	47,996
215		Allegiant Travel Co	22,788
100		Amerco, Inc	16,190
300		Arkansas Best Corp	6,885
331	*	Atlas Air Worldwide Holdings, Inc	14,485
1,415	*	Avis Budget Group, Inc	40,681
250	*	Celadon Group, Inc	4,563
2,041		CH Robinson Worldwide, Inc	114,929
795		Con-Way, Inc	30,973
448		Copa Holdings S.A. (Class A)	58,742
13,408		CSX Corp	310,932
11,115	*	Delta Air Lines, Inc	207,962
134	*	Echo Global Logistics, Inc	2,612
2,709		Expeditors International of Washington, Inc	102,969
4,157		FedEx Corp	409,797
548		Forward Air Corp	20,977
566	*	Genesee & Wyoming, Inc (Class A)	48,019
633	*	Hawaiian Holdings, Inc	3,868
666		Heartland Express, Inc	9,237

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,497	*	Hertz Global Holdings, Inc	$111,526
500	*	Hub Group, Inc (Class A)	18,210
64		International Shipholding Corp	1,493
1,169		J.B. Hunt Transport Services, Inc	84,449
2,933	*,e	JetBlue Airways Corp	18,478
1,445		Kansas City Southern Industries, Inc	153,112
734	*	Kirby Corp	58,382
691		Knight Transportation, Inc	11,623
644		Landstar System, Inc	33,166
576		Marten Transport Ltd	9,026
519		Matson, Inc	12,975
4,137		Norfolk Southern Corp	300,553
931	*	Old Dominion Freight Line	38,748
443	*	Pacer International, Inc	2,795
96	*	Park-Ohio Holdings Corp	3,166
48	*	Patriot Transportation Holding, Inc	1,442
772	*	Quality Distribution, Inc	6,824
908	*	Republic Airways Holdings, Inc	10,288
231	*	Roadrunner Transportation Services Holdings, Inc	6,431
655		Ryder System, Inc	39,817
359	*	Saia, Inc	10,744
692		Skywest, Inc	9,370
9,469		Southwest Airlines Co	122,055
790	*	Spirit Airlines, Inc	25,098
985	*	Swift Transportation Co, Inc	16,292
4,328	*	UAL Corp	135,423
6,123		Union Pacific Corp	944,656
9,499		United Parcel Service, Inc (Class B)	821,474
68		Universal Truckload Services, Inc	1,639
2,152	*,e	US Airways Group, Inc	35,336
1,203		UTI Worldwide, Inc	19,813
511	e	Werner Enterprises, Inc	12,351
546	*	Wesco Aircraft Holdings, Inc	10,139
220	*,e	XPO Logistics, Inc	3,980
126	*	YRC Worldwide, Inc	3,623

		TOTAL TRANSPORTATION	4,574,231

UTILITIES - 3.3%
8,134		AES Corp	97,527
1,553		AGL Resources, Inc	66,562
597		Allete, Inc	29,760
1,411		Alliant Energy Corp	71,143
3,162		Ameren Corp	108,899
6,169		American Electric Power Co, Inc	276,248
335		American States Water Co	17,979
2,339		American Water Works Co, Inc	96,437
1,843		Aqua America, Inc	57,667
77		Artesian Resources Corp	1,716
1,866	e	Atlantic Power Corp	7,352
1,189		Atmos Energy Corp	48,820
749		Avista Corp	20,238
557		Black Hills Corp	27,154
624		California Water Service Group	12,174
5,138	*	Calpine Corp	109,080
5,553		Centerpoint Energy, Inc	130,440
107		Chesapeake Utilities Corp	5,509
757		Cleco Corp	35,148
3,466		CMS Energy Corp	94,171
98		Connecticut Water Service, Inc	2,813
3,841		Consolidated Edison, Inc	223,969
160		Consolidated Water Co, Inc	1,829
90		Delta Natural Gas Co, Inc	1,912
7,593		Dominion Resources, Inc	431,434
2,254		DTE Energy Co	151,041
9,255		Duke Energy Corp	624,712

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,312	*	Dynegy, Inc	$29,586
4,173		Edison International	200,972
600		El Paso Electric Co	21,186
648		Empire District Electric Co	14,457
2,251		Entergy Corp	156,850
11,226		Exelon Corp	346,659
5,427		FirstEnergy Corp	202,644
164		Genie Energy Ltd	1,501
2,017		Great Plains Energy, Inc	45,463
1,294	e	Hawaiian Electric Industries, Inc	32,751
750		Idacorp, Inc	35,820
1,029		Integrys Energy Group, Inc	60,227
695		ITC Holdings Corp	63,453
400		Laclede Group, Inc	18,264
2,402		MDU Resources Group, Inc	62,236
419		MGE Energy, Inc	22,944
155		Middlesex Water Co	3,088
960		National Fuel Gas Co	55,632
646		New Jersey Resources Corp	26,828
5,590		NextEra Energy, Inc	455,473
4,022		NiSource, Inc	115,190
4,073		Northeast Utilities	171,147
333		Northwest Natural Gas Co	14,146
497		NorthWestern Corp	19,830
4,229		NRG Energy, Inc	112,914
3,129		NV Energy, Inc	73,406
1,291		OGE Energy Corp	88,046
2,664		Oneok, Inc	110,050
240		Ormat Technologies, Inc	5,645
540		Otter Tail Corp	15,336
3,306		Pepco Holdings, Inc	66,649
5,797		PG&E Corp	265,097
974		Piedmont Natural Gas Co, Inc	32,863
1,446		Pinnacle West Capital Corp	80,210
1,049		PNM Resources, Inc	23,277
1,142		Portland General Electric Co	34,934
7,698		PPL Corp	232,941
6,572		Public Service Enterprise Group, Inc	214,642
2,262		Questar Corp	53,949
1,785		SCANA Corp	87,644
3,192		Sempra Energy	260,978
138		SJW Corp	3,616
487		South Jersey Industries, Inc	27,959
11,450		Southern Co	505,288
587		Southwest Gas Corp	27,466
2,812		TECO Energy, Inc	48,338
1,493		UGI Corp	58,391
895		UIL Holdings Corp	34,234
126		Unitil Corp	3,639
511		UNS Energy Corp	22,857
1,082		Vectren Corp	36,604
1,603		Westar Energy, Inc	51,232
691		WGL Holdings, Inc	29,865
2,979		Wisconsin Energy Corp	122,109
6,471		Xcel Energy, Inc	183,388
142		York Water Co	2,702

		TOTAL UTILITIES	7,844,350

		TOTAL COMMON STOCKS (Cost $172,109,011)	235,474,509

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
261		Federal-Mogul Corp	$44

		TOTAL AUTOMOBILES & COMPONENTS	44

ENERGY - 0.0%
178	e	Magnum Hunter Resources Corp	25

		TOTAL ENERGY	25

		TOTAL RIGHTS / WARRANTS (Cost $0)	69

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
6,313,596	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	6,313,596

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,313,596

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,313,596)	6,313,596

		TOTAL INVESTMENTS - 101.9% (Cost $178,422,607)	241,788,174
		OTHER ASSETS & LIABILITIES, NET - (1.9)%	(4,467,587)

		NET ASSETS - 100.0%	$237,320,587

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,136,727.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

FRANCE - 11.8%
3,267		Atos Origin S.A.	$242,797
55,020		BNP Paribas	3,012,071
19,147		Compagnie Generale d’Optique Essilor International S.A.	2,039,879
3,995		Nexity	148,275
48,338		Renault S.A.	3,255,925
10,087	*	Rexel S.A.	227,268
1,583		Technip S.A.	160,884
7,690		Vinci S.A.	385,735

		TOTAL FRANCE	9,472,834

GERMANY - 13.7%
38,274		Bayer AG.	4,075,053
8,434		Continental AG.	1,124,328
37,371		Deutsche Post AG.	927,474
37,384	*	Evonik Industries AG.	1,323,575
21,040		Henkel KGaA (Preference)	1,975,860
16,797	e	Lanxess AG.	1,011,551
3,812		Merck KGaA	579,728

		TOTAL GERMANY	11,017,569

HONG KONG - 0.8%
194,000		Hang Lung Properties Ltd	671,983
496	e	Hong Kong Exchanges and Clearing Ltd	7,449

		TOTAL HONG KONG	679,432

INDIA - 4.9%
129,848		HDFC Bank Ltd	1,454,735
92,600		IndusInd Bank Ltd	725,656
188,535		Mahindra & Mahindra Financial Services Ltd	824,952
379,848		Mundra Port and Special Economic Zone Ltd	959,034

		TOTAL INDIA	3,964,377

INDONESIA - 0.9%
1,013,000		PT Indofood Sukses Makmur Tbk	747,212

		TOTAL INDONESIA	747,212

ITALY - 1.3%
222,318		UniCredit S.p.A	1,039,311

		TOTAL ITALY	1,039,311

JAPAN - 14.6%
55,200		Asics Corp	869,932
31,100	e	Canon, Inc	1,019,249
1,700		Daikin Industries Ltd	68,714
6,822		Denso Corp	320,724
8,500	e	Don Quijote Co Ltd	412,628
550		Fanuc Ltd	79,600
2,500		Fast Retailing Co Ltd	843,761
122,000		Hitachi Ltd	781,714
1,103	e	Kao Corp	37,548
980		Komatsu Ltd	22,571
129,000	*	Mazda Motor Corp	509,993
993		Mitsubishi Corp	16,964

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

8,016		Mitsubishi Electric Corp	$74,902
11,000		Mitsubishi Heavy Industries Ltd	61,155
30,253		Mitsubishi UFJ Financial Group, Inc	186,839
5,000		Mitsui Trust Holdings, Inc	23,329
550		Nitto Denko Corp	35,275
1,050		NOK Corp	16,647
1,553		Nomura Holdings, Inc	11,431
97,625	*	Olympus Corp	2,966,569
35,000	e	Sekisui House Ltd	505,697
16,550		Shin-Etsu Chemical Co Ltd	1,095,366
950	e	Sony Corp	20,070
1,850		Sumitomo Corp	23,058
204,000		Sumitomo Heavy Industries Ltd	856,622
2,200		Sumitomo Metal Mining Co Ltd	24,505
2,000		Suruga Bank Ltd	36,269
12,800		Toyota Motor Corp	772,068
1,600		United Arrows Ltd	66,846

		TOTAL JAPAN	11,760,046

MACAU - 1.8%
530,000		Wynn Macau Ltd	1,425,580

		TOTAL MACAU	1,425,580

MEXICO - 1.2%
94,873	*	Cemex SAB de C.V. (ADR)	1,003,756

		TOTAL MEXICO	1,003,756

NETHERLANDS - 1.3%
116,002	*	ING Groep NV	1,060,152
301		Royal Dutch Shell plc (A Shares)	9,615

		TOTAL NETHERLANDS	1,069,767

PORTUGAL - 0.4%
13,443		Jeronimo Martins SGPS S.A.	283,332

		TOTAL PORTUGAL	283,332

SINGAPORE - 0.3%
208,000	e	Genting International plc	215,684

		TOTAL SINGAPORE	215,684

SWEDEN - 7.1%
18,705		Assa Abloy AB (Class B)	731,025
179,022	e	SKF AB (B Shares)	4,193,968
52,799		Trelleborg AB (B Shares)	791,821

		TOTAL SWEDEN	5,716,814

SWITZERLAND - 15.8%
57,350		Adecco S.A.	3,266,193
3,595		Burckhardt Compression Holding AG.	1,431,073
157,377		Clariant AG.	2,218,448
1,282		Credit Suisse Group	33,940
91		Givaudan S.A.	117,260
34,657		Holcim Ltd	2,412,345
28,318		Novartis AG.	2,005,780
5,281		Swatch Group AG. Reg	496,594
43,890		UBS AG. (Switzerland)	744,981

		TOTAL SWITZERLAND	12,726,614

UNITED KINGDOM - 23.7%
3,908	*	Afren plc	7,704
39,356		Barclays plc	167,607

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

5,987		BG Group plc	$101,743
73,598		British Sky Broadcasting plc	886,631
96,218		Drax Group plc	853,857
195,383		Filtrona plc	2,089,307
16,031		Imperial Tobacco Group plc	555,869
2,982,930	*	Lloyds TSB Group plc	2,864,540
1,037,456		Man Group plc	1,310,534
344,367	*	Ocado Ltd	1,562,391
22,618		Reckitt Benckiser Group plc	1,599,918
132,929		Reed Elsevier plc	1,511,691
345,225		Tate & Lyle plc	4,331,421
47,218		Travis Perkins plc	1,045,514
3,961		Whitbread plc	184,264

		TOTAL UNITED KINGDOM	19,072,991

		TOTAL COMMON STOCKS (Cost $76,715,704)	80,195,319

SHORT-TERM INVESTMENTS - 6.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.0%
4,795,142	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,795,142

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,795,142

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,795,142)	4,795,142

		TOTAL INVESTMENTS - 105.6% (Cost $81,510,846)	84,990,461
		OTHER ASSETS & LIABILITIES, NET - (5.6)%	(4,534,411)

		NET ASSETS - 100.0%	$80,456,050

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,500,503.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2013

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$15,162,690	18.8%
CONSUMER DISCRETIONARY	15,149,729	18.8
FINANCIALS	14,175,780	17.6
HEALTH CARE	11,667,008	14.5
MATERIALS	11,331,389	14.1
CONSUMER STAPLES	9,531,159	11.8
INFORMATION TECHNOLOGY	2,043,761	2.5
UTILITIES	853,857	1.1
ENERGY	279,946	0.4
SHORT - TERM INVESTMENTS	4,795,142	6.0
OTHER ASSETS & LIABILITIES, NET	(4,534,411)	(5.6)

NET ASSETS	$80,456,050	100.0%

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.4%

CAPITAL GOODS - 0.1%
$ 200,000	h,i	Apex Tool Group LLC	4.500%	02/01/20	$199,800

		TOTAL CAPITAL GOODS			199,800

CONSUMER SERVICES - 0.1%
225,000	i	ARAMARK Corp	3.500	09/07/19	224,156

		TOTAL CONSUMER SERVICES			224,156

MEDIA - 0.2%
100,000	h,i	Univision Communications, Inc	4.500	03/01/20	97,854
199,000	i	Windstream Corp	4.000	01/23/20	198,877

		TOTAL MEDIA			296,731

		TOTAL BANK LOAN OBLIGATIONS (Cost $723,184)			720,687

BONDS - 95.6%
CORPORATE BONDS - 38.2%

BANKS - 3.8%
200,000	g	Banco de Credito del Peru	5.375	09/16/20	204,500
200,000	g	Banco de Credito e Inversiones	4.000	02/11/23	188,556
150,000	g	Banco del Estado de Chile	3.875	02/08/22	145,472
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	4.125	11/09/22	187,500
110,000		Bancolombia S.A.	5.950	06/03/21	116,875
200,000	g	Bank of India	3.625	09/21/18	187,680
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	151,607
50,000		BB&T Corp	2.050	06/19/18	49,272
60,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	58,350
250,000		BDO Unibank, Inc	4.500	02/16/17	252,708
400,000	g	Caixa Economica Federal	2.375	11/06/17	369,000
60,000		Capital One Bank USA NA	3.375	02/15/23	56,715
75,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	75,527
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	95,627
75,000	g	HSBC Bank plc	3.100	05/24/16	78,688
150,000	g	HSBC Bank plc	4.125	08/12/20	157,118
225,000		HSBC USA, Inc	2.375	02/13/15	229,923
150,000		HSBC USA, Inc	1.625	01/16/18	146,342
250,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	242,737
60,000		JPMorgan Chase & Co	5.125	09/15/14	62,950
300,000		JPMorgan Chase & Co	1.625	05/15/18	287,603
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	95,250
50,000		PNC Bank NA	2.700	11/01/22	45,351
600,000		PNC Bank NA	2.950	01/30/23	553,524
100,000		PNC Funding Corp	5.125	02/08/20	109,877
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	179,550
500,000		Royal Bank of Canada	1.200	09/19/17	487,830
250,000	g	Standard Chartered plc	3.950	01/11/23	232,562
200,000	g	State Bank of India	3.250	04/18/18	187,300
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	104,166
50,000		Toronto-Dominion Bank	2.500	07/14/16	51,831
200,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	180,000
150,000		Union Bank NA	2.125	06/16/17	149,843
150,000		Union Bank of California NA	5.950	05/11/16	168,120
125,000		UnionBanCal Corp	3.500	06/18/22	122,376

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		US Bancorp	1.650%	05/15/17	$199,383
125,000		US Bancorp	2.950	07/15/22	115,956
100,000		Wachovia Bank NA	5.850	02/01/37	111,436
350,000		Wells Fargo & Co	1.500	07/01/15	353,988
200,000		Wells Fargo & Co	1.500	01/16/18	195,065
50,000		Westpac Banking Corp	3.000	08/04/15	52,120

		TOTAL BANKS			7,040,278

CAPITAL GOODS - 1.3%
200,000		Caterpillar, Inc	1.375	05/27/14	201,529
250,000		Caterpillar, Inc	1.500	06/26/17	247,486
100,000	g	EADS Finance BV	2.700	04/17/23	92,659
200,000	g	Ferreycorp SAA	4.875	04/26/20	188,000
100,000	g	Myriad International Holding BV	6.375	07/28/17	109,500
100,000	g	Schaeffler Finance BV	4.750	05/15/21	95,000
150,000		Seagate HDD Cayman	7.000	11/01/21	160,500
300,000	g	Seagate HDD Cayman	4.750	06/01/23	279,750
111,000	g	Sealed Air Corp	8.125	09/15/19	123,765
111,000	g	Sealed Air Corp	8.375	09/15/21	125,430
70,000	g	Sealed Air Corp	5.250	04/01/23	68,075
120,000		SPX Corp	6.875	09/01/17	129,600
200,000	g	Turlock Corp	1.500	11/02/17	194,143
100,000	g	Turlock Corp	4.000	11/02/32	93,499
125,000		United Technologies Corp	1.800	06/01/17	125,458
50,000		United Technologies Corp	4.500	06/01/42	49,305

		TOTAL CAPITAL GOODS			2,283,699

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
75,000		Republic Services, Inc	3.800	05/15/18	79,219
250,000		Republic Services, Inc	3.550	06/01/22	243,309
40,000		Republic Services, Inc	6.200	03/01/40	45,624
250,000		Waste Management, Inc	2.600	09/01/16	258,188

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			626,340

CONSUMER DURABLES & APPAREL - 0.6%
275,000		DR Horton, Inc	4.750	05/15/17	283,938
130,000		Hanesbrands, Inc	6.375	12/15/20	138,612
100,000		Phillips-Van Heusen Corp	7.375	05/15/20	108,500
400,000		PVH Corp	4.500	12/15/22	384,000
100,000		Whirlpool Corp	3.700	03/01/23	95,841

		TOTAL CONSUMER DURABLES & APPAREL			1,010,891

CONSUMER SERVICES - 0.6%
100,000		Ameristar Casinos, Inc	7.500	04/15/21	104,000
100,000	g	ARAMARK Corp	5.750	03/15/20	102,250
150,000		DineEquity, Inc	9.500	10/30/18	166,500
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	152,653
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	99,438
200,000	g	Transnet SOC Ltd	4.000	07/26/22	174,880
100,000		Walt Disney Co	0.450	12/01/15	99,541
200,000		Walt Disney Co	1.125	02/15/17	196,586

		TOTAL CONSUMER SERVICES			1,095,848

DIVERSIFIED FINANCIALS - 5.2%
100,000	g	Abbey National Treasury Services plc	3.875	11/10/14	102,974
40,000		Abbey National Treasury Services plc	4.000	04/27/16	42,265
150,000	g	Ajecorp BV	6.500	05/14/22	152,700
250,000		American Express Centurion Bank	0.875	11/13/15	249,376
125,000		American Express Centurion Bank	6.000	09/13/17	143,643
225,000		American Express Credit Corp	1.750	06/12/15	228,053
50,000		American Express Credit Corp	2.800	09/19/16	51,911

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	Bangkok Bank PCL	4.800%	10/18/20	$103,359
200,000		Bank of America Corp	5.300	03/15/17	216,917
75,000		Bank of America Corp	5.750	12/01/17	83,353
500,000		Bank of America Corp	2.000	01/11/18	484,307
150,000		Bank of America Corp	5.875	02/07/42	167,702
50,000		Bank of New York Mellon Corp	5.450	05/15/19	57,757
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	155,625
175,000	g	BBVA Bancomer S.A.	6.750	09/30/22	189,000
50,000		BlackRock, Inc	3.500	12/10/14	52,017
150,000		BlackRock, Inc	4.250	05/24/21	160,059
100,000		BlackRock, Inc	3.375	06/01/22	99,973
50,000		Capital One Financial Corp	3.150	07/15/16	51,932
400,000		Capital One Financial Corp	4.750	07/15/21	421,889
100,000		Citigroup, Inc	2.250	08/07/15	101,681
50,000		Citigroup, Inc	5.000	09/15/14	51,961
75,000		Citigroup, Inc	5.500	10/15/14	78,884
350,000		Citigroup, Inc	3.500	05/15/23	314,346
350,000		Citigroup, Inc	5.875	01/30/42	385,103
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	67,914
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	250,527
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	39,613
275,000		Ford Motor Credit Co LLC	2.375	01/16/18	264,783
200,000		General Electric Capital Corp	1.875	09/16/13	200,642
750,000		General Electric Capital Corp	3.100	01/09/23	708,499
125,000	g	General Motors Financial Co, Inc	2.750	05/15/16	122,969
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	154,608
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	25,609
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	56,549
165,000		HSBC Finance Corp	4.750	07/15/13	165,218
100,000	g	Hyundai Capital America, Inc	3.750	04/06/16	103,758
200,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	203,649
35,000	g	International Lease Finance Corp	6.500	09/01/14	36,400
130,000		International Lease Finance Corp	5.750	05/15/16	133,592
100,000		International Lease Finance Corp	3.875	04/15/18	94,000
150,000		International Lease Finance Corp	5.875	08/15/22	148,688
200,000	g	Inversiones CMPC S.A.	4.375	05/15/23	191,425
200,000	g	LUKOIL International Finance BV	3.416	04/24/18	194,500
200,000		Merrill Lynch & Co, Inc	6.400	08/28/17	225,833
325,000		Morgan Stanley	1.750	02/25/16	321,967
250,000		Morgan Stanley	6.375	07/24/42	278,915
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	69,274
100,000	g	Reliance Holdings USA	4.500	10/19/20	98,357
200,000		Sberbank of Russia Via SB Capital S.A.	5.180	06/28/19	204,000
75,000		State Street Corp	4.300	05/30/14	77,651
125,000		State Street Corp	3.100	05/15/23	117,084
100,000		SunTrust Bank	2.750	05/01/23	92,009
100,000		Toyota Motor Credit Corp	2.050	01/12/17	101,149
200,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	188,000
250,000	g	UBS AG.	1.875	01/23/15	254,450
50,000		Unilever Capital Corp	4.800	02/15/19	56,655
50,000		Unilever Capital Corp	4.250	02/10/21	54,474
75,000	g	Waha Aerospace BV	3.925	07/28/20	78,000

		TOTAL DIVERSIFIED FINANCIALS			9,527,548

ENERGY - 4.7%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	56,084
30,000		Anadarko Petroleum Corp	6.950	06/15/19	36,046
100,000		Apache Corp	1.750	04/15/17	100,135
205,000		Apache Corp	4.750	04/15/43	194,445
375,000	g	Ashland, Inc	3.875	04/15/18	371,250
550,000		BP Capital Markets plc	1.375	05/10/18	530,141
250,000		Chevron Corp	2.355	12/05/22	235,110
155,000		Cimarex Energy Co	5.875	05/01/22	160,425

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Cloud Peak Energy Resources LLC	8.250%	12/15/17	$105,250
150,000		Concho Resources, Inc	5.500	04/01/23	147,750
100,000		ConocoPhillips	6.500	02/01/39	125,800
105,000		Continental Resources, Inc	5.000	09/15/22	106,837
175,000		Devon Energy Corp	1.875	05/15/17	172,628
50,000		Devon Energy Corp	5.600	07/15/41	51,811
50,000		Devon Energy Corp	4.750	05/15/42	46,674
71,130		Dolphin Energy Ltd	5.888	06/15/19	77,532
200,000	g	Dolphin Energy Ltd	5.500	12/15/21	216,000
300,000	g	EDC Finance Ltd	4.875	04/17/20	274,500
162,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	158,061
25,000		Enbridge Energy Partners LP	5.200	03/15/20	27,240
25,000		Enterprise Products Operating LLC	5.000	03/01/15	26,633
250,000		Enterprise Products Operating LLC	4.850	03/15/44	237,111
75,000		EOG Resources, Inc	2.625	03/15/23	70,181
200,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	186,000
75,000		Hess Corp	5.600	02/15/41	76,949
350,000	g	Indo Energy Finance II BV	6.375	01/24/23	305,375
50,000		Marathon Petroleum Corp	3.500	03/01/16	52,486
50,000		Newfield Exploration Co	5.625	07/01/24	48,500
25,000		Noble Holding International Ltd	3.450	08/01/15	25,919
75,000		Noble Holding International Ltd	4.900	08/01/20	78,989
200,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	183,500
75,000		Occidental Petroleum Corp	1.500	02/15/18	73,312
100,000		Occidental Petroleum Corp	4.100	02/01/21	105,610
110,000		Pemex Project Funding Master Trust	6.625	06/15/35	115,500
200,000	g	Pertamina Persero PT	4.300	05/20/23	185,000
200,000	g	Pertamina PT	5.250	05/23/21	198,000
100,000	i	Petrobras Global Finance BV	1.894	05/20/16	99,400
100,000	i	Petrobras Global Finance BV	2.414	01/15/19	98,000
190,000		Petrobras Global Finance BV	4.375	05/20/23	174,295
100,000		Petrobras International Finance Co	3.875	01/27/16	102,883
175,000		Petrobras International Finance Co	3.500	02/06/17	174,221
60,000		Petrobras International Finance Co	7.875	03/15/19	69,382
50,000		Petroleos Mexicanos	4.875	03/15/15	52,563
20,000		Petroleos Mexicanos	8.000	05/03/19	24,200
90,000		Petroleos Mexicanos	5.500	01/21/21	95,850
200,000	g	Petroleos Mexicanos	3.500	01/30/23	184,500
110,000		Petroleos Mexicanos	6.500	06/02/41	113,575
125,000		Petroleos Mexicanos	5.500	06/27/44	112,500
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	124,500
100,000		Phillips 66	1.950	03/05/15	101,551
100,000		Phillips 66	4.300	04/01/22	103,322
45,000		Precision Drilling Corp	6.500	12/15/21	45,563
200,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	213,716
200,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	185,300
125,000	g	Schlumberger Investment S.A.	2.400	08/01/22	115,972
75,000		Shell International Finance BV	4.300	09/22/19	83,228
25,000		Shell International Finance BV	6.375	12/15/38	32,208
200,000	g	Sibur Securities Ltd	3.914	01/31/18	185,000
25,000		Statoil ASA	2.900	10/15/14	25,720
100,000		Statoil ASA	1.200	01/17/18	97,256
200,000		Statoil ASA	2.450	01/17/23	185,276
100,000		Total Capital Canada Ltd	1.450	01/15/18	97,676
150,000		Total Capital International S.A.	1.500	02/17/17	148,988
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	114,007
185,000		Vale Overseas Ltd	4.375	01/11/22	175,719
25,000		Vale Overseas Ltd	6.875	11/21/36	25,312
50,000		Valero Energy Corp	4.500	02/01/15	52,658

		TOTAL ENERGY			8,577,125

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 0.5%
$ 50,000		CVS Caremark Corp	3.250%	05/18/15	$52,035
202,000		CVS Caremark Corp	5.750	06/01/17	232,060
460,000		CVS Caremark Corp	4.125	05/15/21	486,148
200,000	g	Ingles Markets, Inc	5.750	06/15/23	197,500

		TOTAL FOOD & STAPLES RETAILING			967,743

FOOD, BEVERAGE & TOBACCO - 1.0%
100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	86,000
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	209,267
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	196,840
125,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	116,700
100,000		ConAgra Foods, Inc	1.300	01/25/16	100,165
55,000		General Mills, Inc	5.200	03/17/15	59,069
300,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	300,029
100,000	g	Heineken NV	4.000	10/01/42	85,162
100,000	g	HJ Heinz Finance Co	7.125	08/01/39	106,000
25,000		Kraft Foods, Inc	6.125	02/01/18	28,893
50,000		Kraft Foods, Inc	5.375	02/10/20	56,083
135,000		Kraft Foods, Inc	6.500	02/09/40	161,073
5,000		PepsiCo, Inc	7.900	11/01/18	6,404
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	35,549
100,000		Philip Morris International, Inc	6.875	03/17/14	104,518
100,000		TreeHouse Foods, Inc	7.750	03/01/18	105,875

		TOTAL FOOD, BEVERAGE & TOBACCO			1,757,627

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
110,000		Baxter International, Inc	3.200	06/15/23	107,897
50,000		Becton Dickinson and Co	1.750	11/08/16	50,859
100,000		Covidien International Finance S.A.	1.350	05/29/15	100,863
100,000		Covidien International Finance S.A.	3.200	06/15/22	98,632
500,000		Express Scripts Holding Co	2.100	02/12/15	508,492
100,000		Express Scripts Holding Co	3.900	02/15/22	101,253
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	136,500
40,000		HCA, Inc	6.500	02/15/20	43,275
150,000		HCA, Inc	5.875	03/15/22	153,937
100,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	98,856
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	76,099

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,476,663

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
75,000		Clorox Co	3.800	11/15/21	75,920
50,000		Colgate-Palmolive Co	2.300	05/03/22	47,233
125,000		Ecolab, Inc	1.450	12/08/17	121,410

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			244,563

INSURANCE - 2.0%
50,000		ACE INA Holdings, Inc	5.875	06/15/14	52,368
125,000		Aetna, Inc	1.500	11/15/17	121,361
100,000		Allstate Corp	3.150	06/15/23	97,093
100,000		Allstate Corp	4.500	06/15/43	98,586
150,000		American International Group, Inc	3.650	01/15/14	152,167
125,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	120,889
250,000	g,i	Caelus Re Ltd	5.270	03/07/16	246,925
100,000		Chubb Corp	6.000	05/11/37	119,865
20,000		CIGNA Corp	5.125	06/15/20	21,709
100,000		CIGNA Corp	4.500	03/15/21	106,637
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	78,419
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	106,043
25,000		Lincoln National Corp	7.000	06/15/40	31,072
50,000	g	MetLife Institutional Funding II	1.625	04/02/15	50,634

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Metlife, Inc	6.750%	06/01/16	$114,453
100,000		Principal Financial Group, Inc	1.850	11/15/17	98,210
100,000	g	Principal Life Global Funding I	5.125	10/15/13	101,323
150,000		Progressive Corp	3.750	08/23/21	152,863
175,000		Prudential Financial, Inc	5.400	06/13/35	175,284
475,000	i	Prudential Financial, Inc	5.200	03/15/44	448,875
100,000	g	Prudential Funding LLC	6.750	09/15/23	111,903
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	92,920
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	109,983
25,000		Travelers Cos, Inc	5.800	05/15/18	29,241
125,000		UnitedHealth Group, Inc	0.850	10/15/15	125,163
100,000		UnitedHealth Group, Inc	1.400	10/15/17	98,184
125,000		UnitedHealth Group, Inc	3.950	10/15/42	107,550
250,000		WellPoint, Inc	3.125	05/15/22	237,061
150,000		WellPoint, Inc	4.625	05/15/42	139,136
150,000		Willis Group Holdings plc	4.125	03/15/16	157,025
25,000		WR Berkley Corp	5.375	09/15/20	27,166

		TOTAL INSURANCE			3,730,108

MATERIALS - 3.1%
125,000		3M Co	5.700	03/15/37	150,064
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	38,767
10,000		Airgas, Inc	4.500	09/15/14	10,430
25,000	g	Anglo American Capital plc	4.450	09/27/20	24,531
35,000		ArcelorMittal	4.250	08/05/15	35,350
60,000		ArcelorMittal	5.000	02/25/17	60,750
32,000		Ball Corp	6.750	09/15/20	34,480
375,000		Ball Corp	4.000	11/15/23	346,875
250,000	g	Barrick Gold Corp	4.100	05/01/23	208,864
125,000		Barrick North America Finance LLC	4.400	05/30/21	111,758
200,000	g	Braskem Finance Ltd	5.750	04/15/21	195,000
150,000		CF Industries, Inc	6.875	05/01/18	176,358
100,000		Corning, Inc	1.450	11/15/17	97,576
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	195,072
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	181,000
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	165,780
207,000		Crown Americas LLC	6.250	02/01/21	219,420
155,000	g	Crown Americas LLC	4.500	01/15/23	146,087
125,000	g	Freeport McMoran	2.375	03/15/18	118,885
150,000	g	Freeport McMoran	3.100	03/15/20	138,647
200,000	g	Glencore Funding LLC	2.500	01/15/19	180,942
500,000		International Paper Co	4.750	02/15/22	526,144
50,000		International Paper Co	7.300	11/15/39	60,008
575,000		LyondellBasell Industries NV	6.000	11/15/21	646,131
50,000		Praxair, Inc	5.250	11/15/14	53,158
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,040
135,000		Rio Tinto Finance USA plc	2.250	12/14/18	131,188
150,000		Rio Tinto Finance USA plc	2.875	08/21/22	137,535
295,000		Rock Tenn Co	3.500	03/01/20	288,664
100,000		Rosetta Resources, Inc	5.625	05/01/21	97,625
225,000		Sherwin-Williams Co	1.350	12/15/17	218,871
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	106,227
100,000		Teck Resources Ltd	2.500	02/01/18	97,195
150,000		Teck Resources Ltd	3.750	02/01/23	137,818
25,000		Teck Resources Ltd	6.000	08/15/40	23,453
100,000		Teck Resources Ltd	5.200	03/01/42	84,818
200,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	182,000

		TOTAL MATERIALS			5,678,511

MEDIA - 2.4%
200,000		CCO Holdings LLC	6.500	04/30/21	208,500
250,000		CCO Holdings LLC	5.750	01/15/24	241,250

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	Cinemark USA, Inc	4.875%	06/01/23	$96,000
675,000		Comcast Corp	4.250	01/15/33	645,845
100,000		DIRECTV Holdings LLC	2.400	03/15/17	100,483
150,000		DIRECTV Holdings LLC	3.800	03/15/22	144,088
100,000		Discovery Communications LLC	3.300	05/15/22	95,621
175,000		Discovery Communications LLC	4.875	04/01/43	161,771
175,000	g	DISH DBS Corp	4.250	04/01/18	171,500
250,000	g	DISH DBS Corp	5.125	05/01/20	245,000
320,000		Lamar Media Corp	7.875	04/15/18	340,800
100,000		Lamar Media Corp	5.875	02/01/22	102,750
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	97,334
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	121,657
500,000		News America, Inc	3.000	09/15/22	466,646
50,000		News America, Inc	6.900	08/15/39	58,805
35,000		Nielsen Finance LLC	7.750	10/15/18	37,625
100,000		Time Warner Cable, Inc	8.750	02/14/19	122,748
125,000		Time Warner Cable, Inc	8.250	04/01/19	150,499
125,000		Time Warner Cable, Inc	4.500	09/15/42	96,935
50,000		Time Warner, Inc	3.150	07/15/15	52,228
50,000		Time Warner, Inc	6.500	11/15/36	56,549
250,000		Time Warner, Inc	4.900	06/15/42	237,864
200,000	g	Univision Communications, Inc	5.125	05/15/23	189,000
200,000		Viacom, Inc	1.250	02/27/15	200,580
115,000		Viacom, Inc	2.500	12/15/16	118,639

		TOTAL MEDIA			4,560,717

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
170,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	171,700
65,000		Life Technologies Corp	3.500	01/15/16	67,651
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	54,931
172,000	g	Mylan, Inc	7.875	07/15/20	198,479
150,000		NBTY, Inc	9.000	10/01/18	163,125
100,000		Novartis Capital Corp	3.700	09/21/42	88,742
100,000		Perrigo Co	2.950	05/15/23	92,447
100,000		Sanofi	1.250	04/10/18	96,859
100,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	98,875
100,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	97,486
100,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	93,230

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,223,525

REAL ESTATE - 1.0%
30,000		AMB Property LP	4.500	08/15/17	31,834
150,000		AvalonBay Communities, Inc	2.850	03/15/23	136,485
35,000		Camden Property Trust	4.625	06/15/21	36,969
100,000		Developers Diversified Realty Corp	4.750	04/15/18	107,451
40,000		Developers Diversified Realty Corp	7.875	09/01/20	48,790
100,000		Federal Realty Investment Trust	3.000	08/01/22	93,917
100,000		Federal Realty Investment Trust	2.750	06/01/23	90,630
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,097
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	93,145
100,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	93,882
147,000		Host Hotels & Resorts LP	5.875	06/15/19	158,039
100,000		Kilroy Realty LP	3.800	01/15/23	93,673
100,000		Liberty Property LP	3.375	06/15/23	92,741
50,000		National Retail Properties, Inc	5.500	07/15/21	54,113
100,000		National Retail Properties, Inc	3.300	04/15/23	90,374
25,000		Simon Property Group LP	5.250	12/01/16	27,932
100,000		Simon Property Group LP	2.800	01/30/17	102,944
40,000		Simon Property Group LP	10.350	04/01/19	55,397
100,000		Simon Property Group LP	2.750	02/01/23	91,798
15,000		Ventas Realty LP	3.125	11/30/15	15,697
150,000		Ventas Realty LP	2.000	02/15/18	145,197

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Ventas Realty LP	4.250%	03/01/22	$50,429
100,000		Weingarten Realty Investors	3.500	04/15/23	92,312

		TOTAL REAL ESTATE			1,830,846

RETAILING - 2.0%
200,000		AmeriGas Finance LLC	3.750	05/01/21	187,250
130,000		AmeriGas Partners LP	6.250	08/20/19	130,650
200,000	g	Automotores Gildemeister S.A.	8.250	05/24/21	185,000
100,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	101,583
100,000	g	BC Mountain LLC	7.000	02/01/21	102,000
132,000		Limited Brands, Inc	6.625	04/01/21	143,385
205,000		Limited Brands, Inc	5.625	02/15/22	208,075
275,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	253,650
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	36,627
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	714,583
100,000	g	QVC, Inc	7.500	10/01/19	108,721
510,000	g	QVC, Inc	7.375	10/15/20	556,331
100,000		QVC, Inc	5.125	07/02/22	101,054
385,000		Sally Holdings LLC	5.750	06/01/22	390,775
100,000	g	Sonic Automotive, Inc	5.000	05/15/23	97,000
61,000		Wal-Mart Stores, Inc	4.250	04/15/21	66,529
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	79,187
200,000	g	WEX, Inc	4.750	02/01/23	189,000

		TOTAL RETAILING			3,651,400

SOFTWARE & SERVICES - 0.9%
100,000		Equinix, Inc	4.875	04/01/20	98,000
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,177,313
50,000		Oracle Corp	3.750	07/08/14	51,638
275,000		Oracle Corp	2.500	10/15/22	253,599
100,000	g	VeriSign, Inc	4.625	05/01/23	97,000

		TOTAL SOFTWARE & SERVICES			1,677,550

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
50,000		Amphenol Corp	4.750	11/15/14	52,397
100,000		Apple, Inc	3.850	05/04/43	88,823
130,000		Brocade Communications Systems, Inc	6.875	01/15/20	138,775
100,000		CC Holdings GS V LLC	2.381	12/15/17	98,411
82,000	g	Flextronics International Ltd	4.625	02/15/20	79,540
500,000		General Electric Co	0.850	10/09/15	499,527
250,000		General Electric Co	2.700	10/09/22	236,598
100,000		General Electric Co	4.125	10/09/42	93,050
282,000		Jabil Circuit, Inc	5.625	12/15/20	291,870
100,000		L-3 Communications Corp	4.950	02/15/21	105,587
150,000	g	NXP BV	3.750	06/01/18	147,000
100,000		Scientific Games Corp	8.125	09/15/18	107,000
32,000		Scientific Games Corp	9.250	06/15/19	34,640
25,000		Xerox Corp	8.250	05/15/14	26,561
200,000		Xerox Corp	4.500	05/15/21	206,299

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,206,078

TELECOMMUNICATION SERVICES - 1.8%
200,000		America Movil SAB de C.V.	3.125	07/16/22	184,279
50,000		American Tower Corp	4.700	03/15/22	50,430
300,000		American Tower Corp	3.500	01/31/23	274,703
125,000		AT&T, Inc	1.400	12/01/17	121,524
150,000		AT&T, Inc	2.625	12/01/22	137,300
125,000		AT&T, Inc	6.300	01/15/38	138,971
259,000		AT&T, Inc	4.350	06/15/45	225,338
175,000		Cellco Partnership	8.500	11/15/18	227,289
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	138,727

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000	g	Deutsche Telekom International Finance BV	4.875%	03/06/42	$73,162
125,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	117,500
100,000	g	SES	3.600	04/04/23	97,218
33,000		Telecom Italia Capital S.A.	6.175	06/18/14	34,155
125,000		Telecom Italia Capital S.A.	6.999	06/04/18	137,412
150,000		Telefonica Emisiones SAU	3.992	02/16/16	154,696
150,000		Telefonica Emisiones SAU	3.192	04/27/18	145,291
125,000		Telefonica Emisiones SAU	4.570	04/27/23	119,662
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	109,631
600,000		Verizon Communications, Inc	0.700	11/02/15	595,970
26,000		Verizon Communications, Inc	8.750	11/01/18	33,887
200,000	g	VimpelCom Holdings BV	5.950	02/13/23	187,000
100,000		Windstream Corp	6.375	08/01/23	93,500

		TOTAL TELECOMMUNICATION SERVICES			3,397,645

TRANSPORTATION - 0.9%
165,000	g	Asciano Finance Ltd	5.000	04/07/18	175,293
150,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	150,432
100,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	101,083
200,000	g	DP World Ltd	6.850	07/02/37	206,500
25,000		Embraer Overseas Ltd	6.375	01/15/20	27,375
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	94,924
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	100,388
100,000	g	Hertz Corp	4.250	04/01/18	97,500
100,000	g	Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	96,746
100,000	g	Kansas City Southern Railway	4.300	05/15/43	90,095
150,000		Northrop Grumman Corp	3.250	08/01/23	141,946
150,000		Northrop Grumman Corp	4.750	06/01/43	143,376
100,000		United Parcel Service, Inc	3.125	01/15/21	101,389
100,000		United Parcel Service, Inc	3.625	10/01/42	87,507

		TOTAL TRANSPORTATION			1,614,554

UTILITIES - 3.3%
100,000		AES Corp	7.375	07/01/21	109,750
100,000		AES Corp	4.875	05/15/23	93,250
100,000		AGL Capital Corp	4.400	06/01/43	92,674
75,000		Alliant Energy Corp	4.000	10/15/14	77,820
75,000		Atmos Energy Corp	8.500	03/15/19	98,053
150,000		Atmos Energy Corp	4.150	01/15/43	137,635
175,000	g	Calpine Corp	7.500	02/15/21	186,813
200,000		Carolina Power & Light Co	5.300	01/15/19	229,743
200,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	193,500
200,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	168,349
100,000		CMS Energy Corp	4.700	03/31/43	92,365
200,000	g	Comision Federal de Electricidad	5.750	02/14/42	185,000
150,000		Commonwealth Edison Co	4.000	08/01/20	160,703
25,000		Connecticut Light & Power Co	5.500	02/01/19	29,076
150,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	135,714
100,000		Detroit Edison Co	3.950	06/15/42	91,493
50,000		Dominion Resources, Inc	4.050	09/15/42	43,877
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	101,921
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,325
175,000		Florida Power & Light Co	2.750	06/01/23	168,236
50,000		Indiana Michigan Power Co	7.000	03/15/19	60,077
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,358
300,000	g	Israel Electric Corp Ltd	7.250	01/15/19	319,500
200,000	g	KazMunayGas National Co JSC	4.400	04/30/23	185,500
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	178,577
100,000		LG&E and KU Energy LLC	3.750	11/15/20	102,076
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	55,551
125,000		NiSource Finance Corp	4.800	02/15/44	113,187
100,000		Northeast Utilities	1.450	05/01/18	97,063
100,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	94,849

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		ONEOK Partners LP	3.375%	10/01/22	$137,899
75,000		Pacific Gas & Electric Co	8.250	10/15/18	96,720
125,000		PacifiCorp	2.950	02/01/22	122,871
75,000		Pepco Holdings, Inc	2.700	10/01/15	77,159
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	196,000
50,000		PG&E Corp	5.750	04/01/14	51,849
300,000		PPL Capital Funding, Inc	4.200	06/15/22	301,592
250,000		PPL Electric Utilities Corp	3.000	09/15/21	248,585
50,000		Progress Energy, Inc	7.050	03/15/19	60,585
75,000		Public Service Co of Colorado	3.200	11/15/20	76,841
80,000		Public Service Co of Colorado	4.750	08/15/41	82,688
100,000		Public Service Co of Oklahoma	5.150	12/01/19	113,308
175,000		Public Service Electric & Gas Co	2.375	05/15/23	162,043
32,000		Questar Market Resources, Inc	6.875	03/01/21	34,480
75,000		San Diego Gas & Electric Co	3.000	08/15/21	75,385
25,000		San Diego Gas & Electric Co	3.950	11/15/41	23,274
50,000		Sempra Energy	6.000	10/15/39	56,258
100,000		Tampa Electric Co	4.100	06/15/42	92,237
55,000		Virginia Electric and Power Co	2.950	01/15/22	54,270
50,000		Williams Partners LP	3.800	02/15/15	52,130
75,000		Williams Partners LP	4.000	11/15/21	73,542
100,000		Williams Partners LP	3.350	08/15/22	91,839
75,000		Williams Partners LP	6.300	04/15/40	78,620
50,000		Xcel Energy, Inc	4.800	09/15/41	49,713

		TOTAL UTILITIES			6,054,923

		TOTAL CORPORATE BONDS (Cost $71,158,292)			70,234,182

GOVERNMENT BONDS - 48.7%

AGENCY SECURITIES - 0.8%
200,000		Amber Circle Funding LTD	3.250	12/04/22	179,755
1,000,000		Federal National Mortgage Association (FNMA)	3.000	09/16/14	1,033,551
203,125		Totem Ocean Trailer Express, Inc	4.514	12/18/19	213,238

		TOTAL AGENCY SECURITIES			1,426,544

FOREIGN GOVERNMENT BONDS - 3.8%
100,000		Brazilian Government International Bond	2.625	01/05/23	87,000
25,000		Brazilian Government International Bond	7.125	01/20/37	29,750
100,000		Brazilian Government International Bond	5.625	01/07/41	99,500
150,000		Canada Government International Bond	2.375	09/10/14	153,645
250,000		Canada Government International Bond	0.875	02/14/17	248,775
150,000		Chile Government International Bond	3.875	08/05/20	157,500
200,000		Colombia Government International Bond	4.375	07/12/21	208,300
200,000		Colombia Government International Bond	2.625	03/15/23	178,500
200,000	g	Costa Rica Government International Bond	4.375	04/30/25	183,500
200,000	g	Croatia Government International Bond	6.250	04/27/17	209,682
200,000	g	Dominican Republic International Bond	5.875	04/18/24	192,500
100,000		European Investment Bank	4.875	02/15/36	112,108
200,000		Export-Import Bank of Korea	1.250	11/20/15	197,713
200,000		Export-Import Bank of Korea	1.750	02/27/18	188,450
175,000		Federative Republic of Brazil	6.000	01/17/17	196,875
200,000	g	Guatemala Government Bond	4.875	02/13/28	181,000
200,000	g	Indonesia Government International Bond	3.750	04/25/22	188,000
200,000	g	Indonesia Government International Bond	3.375	04/15/23	179,500
250,000		Israel Government International Bond	4.500	01/30/43	225,000
35,000		Italy Government International Bond	6.875	09/27/23	40,579
200,000	g,i	Kommunalbanken AS.	0.454	02/20/18	199,725
200,000		Korea Development Bank	1.500	01/22/18	186,406
200,000		Korea Development Bank	3.000	09/14/22	182,869
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	229,993
200,000	g	Mongolia Government International Bond	5.125	12/05/22	176,000
200,000	g	Morocco Government International Bond	4.250	12/11/22	176,040

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Namibia International Bonds	5.500%	11/03/21	$202,000
250,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	256,503
25,000		Peruvian Government International Bond	7.350	07/21/25	32,000
80,000		Poland Government International Bond	3.875	07/16/15	83,651
30,000		Poland Government International Bond	6.375	07/15/19	34,989
195,000		Poland Government International Bond	3.000	03/17/23	175,988
300,000		Province of Ontario Canada	4.100	06/16/14	310,528
300,000		Province of Ontario Canada	2.950	02/05/15	311,365
100,000		Qatar Government International Bond	5.250	01/20/20	112,000
200,000	g	Republic of Serbia	4.875	02/25/20	182,000
60,000	g	Romanian Government International Bond	6.750	02/07/22	66,891
200,000	g	Romanian Government International Bond	4.375	08/22/23	190,004
100,000		South Africa Government International Bond	6.875	05/27/19	113,250
100,000		South Africa Government International Bond	4.665	01/17/24	95,500
200,000	g	Sri Lanka Government International Bond	5.875	07/25/22	189,000
100,000		Turkey Government International Bond	5.625	03/30/21	106,750
50,000		United Mexican States	5.950	03/19/19	57,225
100,000		United Mexican States	5.125	01/15/20	109,900

		TOTAL FOREIGN GOVERNMENT BONDS			7,038,454

MORTGAGE BACKED - 23.7%
30,675	i	Federal Home Loan Mortgage Corp (FHLMC)	2.439	02/01/36	32,702
111,725	i	FHLMC	2.375	07/01/36	119,492
81,590	i	FHLMC	2.399	09/01/36	87,132
28,276	i	FHLMC	2.545	09/01/36	29,960
27,254	i	FHLMC	2.598	09/01/36	29,098
66,715	i	FHLMC	2.734	03/01/37	71,157
67,453	i	FHLMC	6.021	04/01/37	72,987
4,421	i	FHLMC	6.081	05/01/37	4,750
785,628	i	FHLMC	6.368	09/15/41	203,807
102,528		FHLMC (Interest Only)	3.000	08/15/42	85,721
125,801		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	135,313
13,197		FGLMC	4.500	01/01/20	13,883
61,918		FGLMC	4.500	07/01/20	65,909
14,048		FGLMC	5.000	04/01/23	15,046
48,086		FGLMC	4.000	07/01/24	50,400
16,779		FGLMC	4.500	09/01/24	17,667
3,374		FGLMC	6.000	03/01/33	3,765
132,852		FGLMC	5.000	11/01/33	147,772
230,411		FGLMC	6.000	11/01/33	258,258
41,907		FGLMC	5.000	05/01/34	44,913
28,251		FGLMC	6.000	09/01/34	31,075
15,656		FGLMC	6.000	04/01/35	17,157
12,665		FGLMC	5.000	02/01/36	13,543
2,432		FGLMC	6.500	05/01/36	2,719
5,684		FGLMC	6.000	08/01/37	6,168
99,988		FGLMC	6.000	08/01/37	109,550
30,041		FGLMC	6.500	09/01/37	33,782
24,425		FGLMC	6.500	11/01/37	27,467
65,966		FGLMC	5.000	04/01/38	71,945
21,531		FGLMC	6.500	05/01/38	23,710
21,968		FGLMC	5.500	01/01/39	23,600
48,618		FGLMC	5.000	07/01/39	51,893
660,191		FGLMC	4.500	12/01/39	711,510
80,173		FGLMC	5.000	01/01/40	85,575
416,138		FGLMC	4.500	07/01/40	448,588
733,043		Federal National Mortgage Association (FNMA)	4.606	01/01/15	749,886
32,142		FNMA	5.500	04/01/18	34,061
37,280		FNMA	5.500	05/01/18	39,370
111,272		FNMA	4.000	02/25/19	117,472
29,635		FNMA	4.500	03/01/19	31,489
13,318		FNMA	4.500	06/01/19	14,149
119,258		FNMA	5.500	07/01/20	128,743

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 6,813		FNMA	4.500%	11/01/20	$7,240
48,581		FNMA	4.500	12/01/20	52,703
14,483		FNMA	5.000	12/01/20	15,433
11,934		FNMA	4.500	03/01/23	12,676
51,782		FNMA	5.000	04/01/23	55,465
24,177		FNMA	4.500	06/01/23	25,683
33,504		FNMA	5.000	07/01/23	35,928
15,820		FNMA	5.000	07/01/23	16,859
60,144		FNMA	5.500	02/01/24	65,774
45,581		FNMA	4.500	04/01/24	48,423
25,397		FNMA	4.000	05/01/24	26,764
138,021		FNMA	5.500	07/01/24	150,985
4,799		FNMA	5.500	09/01/24	5,259
179,740		FNMA	4.000	02/01/25	189,462
299,985		FNMA	3.500	01/01/26	314,533
405,413		FNMA	2.500	01/01/27	408,441
226,687		FNMA	3.000	01/01/27	233,445
570,165		FNMA	3.000	01/01/27	587,028
1,235,959		FNMA	2.500	10/01/27	1,244,682
981,418		FNMA	3.000	03/01/28	1,013,794
490,507		FNMA	2.500	04/01/28	494,126
478,381		FNMA	3.500	06/01/32	493,970
27,193		FNMA	6.500	07/01/32	30,443
28,877		FNMA	5.500	01/01/33	31,646
219,123		FNMA	5.500	07/01/33	244,892
455,759		FNMA	5.500	07/01/33	509,586
41,859		FNMA	5.500	07/01/33	45,813
165,961		FNMA	6.000	10/01/33	182,817
66,606		FNMA	5.000	11/01/33	72,060
326,834		FNMA	5.500	11/01/33	358,042
51,412		FNMA	5.500	04/01/34	56,738
21,188		FNMA	5.000	08/01/34	22,890
22,685		FNMA	5.000	11/01/34	24,541
35,457		FNMA	6.500	02/01/35	39,748
76,477		FNMA	5.500	04/01/35	83,850
12,046		FNMA	7.500	06/01/35	13,193
31,541		FNMA	5.500	07/01/35	34,817
17,287		FNMA	7.500	07/01/35	18,140
23,207		FNMA	4.500	08/01/35	24,546
39,675		FNMA	5.000	08/01/35	42,718
101,850		FNMA	5.500	09/01/35	111,470
37,476		FNMA	5.500	10/01/35	40,872
37,074		FNMA	5.000	02/01/36	39,952
94,463		FNMA	6.000	04/01/36	102,794
87,595		FNMA	6.000	06/01/36	96,980
74,956	i	FNMA	2.760	07/01/36	80,525
23,997		FNMA	6.500	09/01/36	26,436
24,398		FNMA	6.000	12/01/36	26,550
13,369		FNMA	5.000	02/01/37	14,368
86,665		FNMA	5.500	02/01/37	94,023
25,685		FNMA	7.000	02/01/37	29,872
38,589		FNMA	5.500	03/01/37	41,852
59,646		FNMA	7.000	04/01/37	69,370
5,128		FNMA	5.500	06/01/37	5,562
11,996		FNMA	6.500	08/01/37	13,343
85,259		FNMA	6.000	09/01/37	92,655
15,227		FNMA	6.000	11/01/37	16,548
9,777		FNMA	7.000	11/01/37	11,371
33,484		FNMA	5.500	01/01/38	36,316
4,255		FNMA	6.500	01/01/38	4,782
61,372		FNMA	5.500	02/01/38	66,561
163,992		FNMA	5.500	02/01/38	177,859
1,475		FNMA	6.500	02/01/38	1,653
4,297		FNMA	6.500	03/01/38	4,823

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 2,534	FNMA	6.500%	03/01/38	$2,736
106,370	FNMA	5.000	04/01/38	114,315
73,071	FNMA	5.000	04/01/38	78,528
42,812	FNMA	6.000	04/01/38	46,530
114,189	FNMA	5.500	05/01/38	123,845
101,029	FNMA	5.500	06/01/38	109,572
282,438	FNMA	6.000	07/01/38	306,938
263,510	FNMA	6.000	10/01/38	286,369
114,999	FNMA	4.000	01/01/39	119,789
33,203	FNMA	4.500	01/01/39	35,118
24,247	FNMA	5.500	01/01/39	26,297
26,290	FNMA	6.000	01/01/39	28,573
18,714	FNMA	6.000	01/01/39	20,339
53,657	FNMA	4.000	02/01/39	55,892
45,185	FNMA	4.500	02/01/39	47,791
217,778	FNMA	4.500	02/01/39	230,340
22,846	FNMA	5.500	02/01/39	24,778
433,163	FNMA	4.500	04/01/39	458,190
30,323	FNMA	5.000	04/01/39	32,680
315,659	FNMA	4.000	05/01/39	331,176
216,526	FNMA	4.500	06/01/39	229,037
333,291	FNMA	4.000	07/01/39	347,173
224,144	FNMA	6.500	07/01/39	252,618
279,474	FNMA	4.000	08/01/39	291,115
209,715	FNMA	4.500	08/01/39	221,832
321,018	FNMA	6.000	09/01/39	349,282
152,233	FNMA	4.500	10/01/39	161,029
162,893	FNMA	4.500	11/01/39	172,305
166,813	FNMA	4.500	11/01/39	176,451
141,677	FNMA	5.000	11/01/39	152,419
474,677	FNMA	5.000	05/01/40	523,539
321,793	FNMA	5.000	06/01/40	353,430
155,188	FNMA	4.500	07/01/40	164,423
186,035	FNMA	4.500	07/01/40	197,105
311,843	FNMA	5.500	07/01/40	342,959
259,606	FNMA	4.500	11/01/40	277,052
253,459	FNMA	5.000	11/01/40	278,173
112,358	FNMA	4.000	12/01/40	117,109
850,599	FNMA	4.000	12/01/40	891,066
290,441	FNMA	4.500	12/01/40	307,725
368,887	FNMA	3.500	01/01/41	375,094
199,558	FNMA	4.000	02/01/41	207,997
618,760	FNMA	4.000	02/01/41	644,927
413,496	FNMA	4.000	04/01/41	433,963
203,580	FNMA	4.000	04/01/41	213,318
375,857	FNMA	4.500	04/01/41	400,827
120,067	FNMA	4.000	08/01/41	125,257
373,440	FNMA	4.000	08/01/41	389,582
221,441	FNMA	4.000	09/01/41	232,013
179,557	FNMA	3.500	10/01/41	182,520
197,872	FNMA	4.000	11/01/41	206,425
282,505	FNMA	3.500	12/01/41	287,168
711,513	FNMA	3.500	12/01/41	723,255
399,708	FNMA	3.500	02/01/42	406,304
1,177,812	FNMA	3.000	04/01/42	1,152,410
279,502	FNMA	3.500	04/01/42	284,519
1,978,946	FNMA	3.500	06/01/42	2,012,824
466,138	FNMA	3.000	07/01/42	456,277
963,346	FNMA	3.000	11/01/42	942,569
1,922,855	FNMA	3.000	12/01/42	1,881,572
18,133	Government National Mortgage Association (GNMA)	5.500	07/15/33	19,964
125,086	GNMA	5.500	07/20/33	139,353
13,992	GNMA	5.000	03/15/34	15,110
136,373	GNMA	5.000	06/15/34	149,612

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 97,474	GNMA	5.500%	02/15/37	$106,237
58,574	GNMA	5.000	01/15/38	63,227
24,758	GNMA	5.000	04/15/38	26,725
75,696	GNMA	5.500	05/15/38	82,482
16,501	GNMA	6.000	08/15/38	18,318
15,015	GNMA	6.000	08/20/38	16,604
260,852	GNMA	5.500	07/15/39	284,216
95,670	GNMA	4.500	07/20/39	102,532
30,777	GNMA	5.000	07/20/39	33,652
38,545	GNMA	4.000	08/15/39	40,464
484,243	GNMA	4.500	03/15/40	517,989
116,905	GNMA	4.500	04/15/40	125,051
61,028	GNMA	5.000	04/15/40	66,553
264,463	GNMA	5.000	04/15/40	288,404
643,713	GNMA	4.500	04/20/40	693,848
417,883	GNMA	4.500	05/15/40	447,005
313,876	GNMA	5.000	05/20/40	345,785
271,642	GNMA	4.500	06/15/40	290,472
259,488	GNMA	5.000	06/15/40	282,978
423,589	GNMA	4.000	07/15/40	447,653
857,113	GNMA	4.000	09/15/41	904,314
413,614	GNMA	3.500	12/20/41	425,215
973,166	GNMA	3.000	09/15/42	964,996
960,043	GNMA	3.000	09/20/42	951,274
1,978,664	GNMA	3.500	11/15/42	2,040,501
990,094	GNMA	3.000	02/20/43	982,118

	TOTAL MORTGAGE BACKED			43,521,985

MUNICIPAL BONDS - 1.0%
250,000	Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	247,513
200,000	New York State Urban Development Corp	0.550	03/15/16	197,820
200,000	New York State Urban Development Corp	1.350	03/15/18	195,316
200,000	State of California	0.850	02/01/15	200,156
100,000	State of California	5.450	04/01/15	107,439
200,000	State of California	1.050	02/01/16	199,696
100,000	State of California	5.950	04/01/16	111,746
200,000	State of Illinois	4.511	03/01/15	209,772
200,000	State of Illinois	4.875	07/01/16	215,724
200,000	University of Massachusetts Building Authority	0.770	11/01/16	198,628

	TOTAL MUNICIPAL BONDS			1,883,810

U.S. TREASURY SECURITIES - 19.4%
1,320,000	United States Treasury Bond	3.125	02/15/43	1,232,138
1,000,000	United States Treasury Note	0.250	05/31/14	1,000,586
3,050,000	United States Treasury Note	0.250	06/30/14	3,051,787
1,000,000	United States Treasury Note	0.250	09/30/14	1,000,352
524,000	United States Treasury Note	0.125	12/31/14	523,059
1,385,000	United States Treasury Note	0.250	01/31/15	1,384,730
4,900,000	United States Treasury Note	0.250	02/28/15	4,896,364
2,115,000	United States Treasury Note	0.250	05/31/15	2,111,282
10,664,000	United States Treasury Note	0.375	11/15/15	10,640,667
2,360,000	United States Treasury Note	0.250	05/15/16	2,334,925
150,000	United States Treasury Note	0.500	06/15/16	149,367
520,000	United States Treasury Note	0.875	01/31/18	510,738
2,530,000	United States Treasury Note	1.000	05/31/18	2,486,514
4,735,000	United States Treasury Note	1.750	05/15/23	4,434,621

	TOTAL U.S. TREASURY SECURITIES			35,757,130

	TOTAL GOVERNMENT BONDS (Cost $90,001,824)			89,627,923

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 8.7%

ASSET BACKED - 4.6%
$ 250,000		Ally Auto Receivables Trust	0.720%	05/20/16	$249,903
		Series - 2013 SN1 (Class A3)
250,000	g	Ally Master Owner Trust	4.250	04/15/17	262,773
		Series - 2010 2 (Class A)
250,000	g	Ally Master Owner Trust	4.590	04/15/17	262,496
		Series - 2010 2 (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.980	11/20/14	200,321
		Series - 2011 1A (Class B)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	264,408
		Series - 2010 3A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	212,871
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	198,994
		Series - 2012 3A (Class B)
48,688	i	Bear Stearns Asset Backed Securities Trust	0.563	11/25/39	47,437
		Series - 2005 SD3 (Class 2A1)
188,968		Centex Home Equity	5.540	01/25/32	190,083
		Series - 2002 A (Class AF6)
6,632	i	Countrywide Asset-Backed Certificates	5.585	10/25/46	6,607
		Series - 2006 15 (Class A2)
175,000	g,i	DB/UBS Mortgage Trust	5.728	11/10/46	186,041
		Series - 2011 LC1A (Class C)
490,625	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	523,768
		Series - 2012 1A (Class A2)
187,472	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	187,446
		Series - 2007 1A (Class AF3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	77,806
		Series - 2011 A (Class D)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	201,813
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	202,092
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	251,715
		Series - 2013 A (Class D)
200,000	g	Ford Credit Floorplan Master Owner Trust	2.960	02/15/16	202,258
		Series - 2011 1 (Class D)
100,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	103,409
		Series - 2011 1A (Class B1)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	265,390
		Series - 2009 2A (Class A2)
400,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	424,401
		Series - 0 2A (Class B2)
203,905		Lehman XS Trust	6.500	06/25/46	152,370
		Series - 2006 13 (Class 2A1)
22,423	i	Long Beach Mortgage Loan Trust	0.943	02/25/35	22,241
		Series - 2005 1 (Class M1)
250,000	g	Rental Car Finance Corp	2.510	02/25/16	254,489
		Series - 2011 1A (Class A1)
19,036	i	Residential Asset Securities Corp	0.623	04/25/35	18,542
		Series - 2005 KS3 (Class M3)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	99,021
		Series - 2006 HI1 (Class M2)
250,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	256,523
		Series - 2012 2 (Class D)
46,577	i	Securitized Asset Backed Receivables LLC	0.493	10/25/35	45,374
		Series - 2006 OP1 (Class A2C)
200,000	g,i,m	Sheridan Square CLO Ltd	1.277	04/15/25	200,100
		Series - 2013 1A (Class X)
123,359	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	127,110
		Series - 2011 1A (Class A)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 117,257	g	Sierra Receivables Funding Co LLC	4.250%	05/20/28	$120,726
		Series - 2011 2A (Class B)
115,020	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	117,015
		Series - 2012 2A (Class B)
210,061	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	208,555
		Series - 2013 1A (Class A)
336,097	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	336,072
		Series - 2013 1A (Class B)
415,000	g	SLM Student Loan Trust	4.370	04/17/28	446,768
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	110,644
		Series - 2011 B (Class A2)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	425,223
		Series - 2012 A (Class A2)
76,273	i	Soundview Home Equity Loan Trust	0.493	11/25/35	75,010
		Series - 2005 OPT3 (Class A4)
19,333	i	Structured Asset Investment Loan Trust	0.793	05/25/35	19,228
		Series - 2005 4 (Class M1)
17,317	i	Structured Asset Investment Loan Trust	0.473	12/25/35	17,251
		Series - 2005 10 (Class A5)
183,231	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.413	10/25/36	175,985
		Series - 2006 GEL4 (Class A2)
200,000	g,i	Vitality Re IV Ltd	2.770	01/09/16	202,360
		Series - 2013 IV B (Class )
250,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	248,861
		Series - 2013 1A (Class A3)
100,000	g	Vornado DP LLC	5.280	09/13/28	107,330
		Series - 2010 VNO (Class C)
95,648	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	99,474
		Series - 2006 N1 (Class N1)
17,832	i	Wells Fargo Home Equity Trust	0.333	07/25/36	17,622
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			8,425,926

OTHER MORTGAGE BACKED - 4.1%
120,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	127,330
		Series - 2006 6 (Class AM)
810,000		Banc of America Commercial Mortgage Trust	5.675	07/10/46	897,012
		Series - 2006 4 (Class AM)
130,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	142,025
		Series - 2006 PW13 (Class AM)
250,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	273,252
		Series - 2006 T24 (Class AM)
235,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	258,912
		Series - 2007 C9 (Class AM)
45,336		Countrywide Alternative Loan Trust	5.500	08/25/16	45,980
		Series - 2004 30CB (Class 1A15)
8,331		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	8,248
		Series - 2005 12 (Class 1A5)
250,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	258,471
		Series - 2005 C3 (Class AJ)
60,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	61,375
		Series - 2005 C5 (Class C)
125,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	138,878
		Series - 2006 OMA (Class D)
730,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	783,421
		Series - 2006 C4 (Class AM)
75,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	77,862
		Series - 2009 RR1 (Class A3C)
200,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	199,346
		Series - 2012 ALOH (Class B)
100,000	g,i	GS Mortgage Securities Corp II	4.276	04/10/34	97,986
		Series - 2012 GSMS (Class C)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 120,000	g,i	GS Mortgage Securities Corp II	5.400%	12/10/43	$124,267
		Series - 2010 C2 (Class C)
70,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	74,729
		Series - 2010 C2 (Class B)
26,860	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.568	07/15/19	26,141
		Series - 2007 FL1A (Class A1)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.431	07/15/46	103,974
		Series - 2011 C4 (Class C)
242,929		JP Morgan Chase Commercial Mortgage Securities Corp	0.730	12/15/47	239,704
		Series - 2013 C10 (Class A1)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.140	02/15/51	469,640
		Series - 2007 C1 (Class AM)
536	i	JP Morgan Mortgage Trust	4.115	04/25/35	536
		Series - 2005 A2 (Class 5A1)
60,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	64,377
		Series - 2006 C7 (Class AM)
250,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	256,095
		Series - 2007 C2 (Class AM)
265,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	274,186
		Series - 2005 C5 (Class AJ)
431		MASTER Asset Securitization Trust	5.000	05/25/35	428
		Series - 2005 1 (Class 2A5)
170,000	i	Merrill Lynch Mortgage Trust	6.441	02/12/51	179,140
		Series - 0 C1 (Class AJA)
200,000	i	Morgan Stanley Capital I	5.478	02/12/44	219,191
		Series - 2007 HQ11 (Class AM)
252,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	265,586
		Series - 2011 C1 (Class C)
22,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	21,149
		Series - 2011 C1 (Class D)
30,000	i	Morgan Stanley Capital I	5.544	11/12/49	32,549
		Series - 2007 T25 (Class AM)
55,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	57,343
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	100,954
		Series - 2006 HQ9 (Class C)
88,794		Residential Accredit Loans, Inc	4.350	03/25/34	90,545
		Series - 2004 QS4 (Class A1)
181,713	i	Residential Accredit Loans, Inc	0.383	05/25/46	135,505
		Series - 2006 QO5 (Class 2A1)
69,523	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	70,889
		Series - 2012 1A (Class A)
79,643	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	80,798
		Series - 0 2A (Class A)
285	i	Structured Adjustable Rate Mortgage Loan Trust	0.953	03/25/35	286
		Series - 2005 6XS (Class A3)
670,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	706,303
		Series - 2007 C30 (Class AM)
55,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	61,562
		Series - 2007 C31 (Class A5)
250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	239,994
		Series - 2007 C31 (Class AJ)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	53,710
		Series - 2010 C1 (Class B)
240,630		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	237,295
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			7,556,974

		TOTAL STRUCTURED ASSETS (Cost $15,969,157)			15,982,900

		TOTAL BONDS (Cost $177,129,273)			175,845,005

TIAA-CREF FUNDS - Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.375%	12/30/49	$25,654
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	78,556

		TOTAL BANKS			104,210

		TOTAL PREFERRED STOCKS (Cost $569,550)			104,210

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.1%

TREASURY DEBT - 3.1%
$ 400,000		United States Treasury Bill	0.070	09/12/13	399,984
200,000		United States Treasury Bill	0.071	09/19/13	199,984
4,200,000		United States Treasury Bill	0.045	09/26/13	4,199,643
300,000		United States Treasury Bill	0.080	10/17/13	299,953
600,000		United States Treasury Bill	0.070	11/14/13	599,852

		TOTAL TREASURY DEBT			5,699,416

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,699,224)			5,699,416

		TOTAL INVESTMENTS - 99.1% (Cost $184,121,231)			182,369,318
		OTHER ASSETS & LIABILITIES, NET - 0.9%			1,594,901

		NET ASSETS - 100.0%			$183,964,219

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2013, the aggregate value of these securities amounted to $30,187,046 or 16.4% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 97.3%

CERTIFICATE OF DEPOSIT - 2.3%
$ 635,000		Toronto-Dominion Bank	0.160%	07/09/13	$635,000
590,000		Toronto-Dominion Bank	0.170	07/16/13	590,000
500,000		Toronto-Dominion Bank	0.180	07/24/13	500,000

		TOTAL CERTIFICATE OF DEPOSIT			1,725,000

COMMERCIAL PAPER - 39.6%
395,000	y	Australia & New Zealand Banking Group Ltd	0.210	07/22/13	394,952
400,000	y	Australia & New Zealand Banking Group Ltd	0.165	08/01/13	399,943
600,000	y	Australia & New Zealand Banking Group Ltd	0.170	08/02/13	599,909
300,000	y	Australia & New Zealand Banking Group Ltd	0.165	08/28/13	299,920
370,000		Bank of Nova Scotia	0.230	09/09/13	369,835
500,000	y	Coca-Cola Co	0.160	08/06/13	499,920
300,000	y	Coca-Cola Co	0.170	09/17/13	299,890
500,000	y	Coca-Cola Co	0.160	10/04/13	499,789
380,000	y	Coca-Cola Co	0.190	11/18/13	379,719
325,000	y	Commonwealth Bank of Australia	0.183	07/08/13	324,988
385,000	y	Commonwealth Bank of Australia	0.180	07/15/13	384,973
250,000	y	Commonwealth Bank of Australia	0.240	08/20/13	249,917
400,000	y	Commonwealth Bank of Australia	0.160	08/27/13	399,899
250,000	y	Commonwealth Bank of Australia	0.200	09/12/13	249,899
450,000		Exxon Mobil Corp	0.085	07/18/13	449,982
1,000,000		Exxon Mobil Corp	0.085	07/25/13	999,943
500,000		Exxon Mobil Corp	0.080	07/29/13	499,969
532,000	y	Fairway Finance LLC	0.140	07/02/13	531,998
525,000	y	Fairway Finance LLC	0.155	07/12/13	524,975
300,000	y	Fairway Finance LLC	0.160	07/16/13	299,980
300,000	y	Fairway Finance LLC	0.170	08/06/13	299,949
300,000	y	Fairway Finance LLC	0.175	09/24/13	299,876
250,000		General Electric Capital Corp	0.180	07/29/13	249,965
170,000		General Electric Capital Corp	0.180	08/09/13	169,967
500,000		General Electric Capital Corp	0.180	08/21/13	499,872
300,000		General Electric Capital Corp	0.200	10/04/13	299,842
500,000		General Electric Capital Corp	0.180	11/04/13	499,685
559,000	y	Johnson & Johnson	0.070	07/09/13	558,991
197,000		JPMorgan Chase Bank NA	0.155	07/17/13	196,987
244,000		JPMorgan Chase Bank NA	0.200	08/06/13	243,951
268,000		JPMorgan Chase Bank NA	0.220	08/07/13	267,940
313,000		JPMorgan Chase Bank NA	0.180-0.200	08/12/13	312,930
204,000		JPMorgan Chase Bank NA	0.225-0.230	08/14/13	203,943
139,000		JPMorgan Chase Bank NA	0.180	08/20/13	138,965
116,000		JPMorgan Chase Bank NA	0.260	09/03/13	115,946
113,000		JPMorgan Chase Bank NA	0.260	10/11/13	112,917
200,000		JPMorgan Chase Bank NA	0.260	10/21/13	199,838
250,000	y	Jupiter Securitization Co LLC	0.210	09/19/13	249,883
300,000	y	Liberty Street Funding LLC	0.160	07/01/13	300,000
344,000	y	Liberty Street Funding LLC	0.175	07/19/13	343,970
300,000	y	Liberty Street Funding LLC	0.180	08/19/13	299,926
1,000,000	y	Merck & Co, Inc	0.120	08/23/13	999,823
400,000	y	National Australia Funding Delaware, Inc	0.250	08/05/13	399,903
250,000	y	National Australia Funding Delaware, Inc	0.165	08/20/13	249,943
500,000	y	National Australia Funding Delaware, Inc	0.165	08/21/13	499,883
290,000	y	National Australia Funding Delaware, Inc	0.160	08/26/13	289,928
500,000	y	National Australia Funding Delaware, Inc	0.170	09/04/13	499,846
500,000	y	Nestle Capital Corp	0.140	07/18/13	499,967

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000	y	Nestle Capital Corp	0.120%	08/15/13	$299,955
500,000	y	Nestle Capital Corp	0.095	08/19/13	499,935
600,000	y	Nestle Capital Corp	0.150	08/26/13	599,860
850,000	y	Novartis Finance Corp	0.070	07/02/13	849,998
264,000	y	Old Line Funding LLC	0.210	08/01/13	263,952
300,000	y	Old Line Funding LLC	0.180	09/05/13	299,901
250,000	y	Old Line Funding LLC	0.190	09/16/13	249,899
300,000	y	Old Line Funding LLC	0.200	10/08/13	299,835
300,000	y	Old Line Funding LLC	0.200	10/29/13	299,800
600,000		PACCAR Financial Corp	0.145	08/09/13	599,906
250,000		PACCAR Financial Corp	0.125	09/12/13	249,937
500,000		Province of British Columbia	0.090	07/11/13	499,988
400,000		Province of British Columbia	0.140	07/19/13	399,972
300,000		Province of British Columbia	0.140	07/24/13	299,973
400,000		Province of British Columbia	0.150	10/07/13	399,837
500,000		Province of Ontario Canada	0.090	07/02/13	499,999
250,000		Province of Ontario Canada	0.140	07/05/13	249,996
495,000		Province of Ontario Canada	0.105	07/31/13	494,957
500,000		Province of Ontario Canada	0.125	09/04/13	499,887
250,000	y	Province of Quebec Canada	0.140	07/02/13	249,999
1,000,000	y	Province of Quebec Canada	0.140	07/26/13	999,903
265,000	y	Standard Chartered Bank NY	0.180	07/09/13	264,989
500,000	y	Standard Chartered Bank NY	0.200-0.250	07/15/13	499,956
700,000	y	Standard Chartered Bank NY	0.190-0.200	08/12/13	699,840
300,000	y	Standard Chartered Bank NY	0.190	08/27/13	299,910
250,000	y	Toronto-Dominion Holdings USA, Inc	0.155	09/30/13	249,902
250,000	y	Unilever Capital Corp	0.195	12/12/13	249,778
500,000		US Bank NA	0.270	07/15/13	499,947
315,000	y	Wal-Mart Stores, Inc	0.085	07/02/13	314,999

		TOTAL COMMERCIAL PAPER			30,151,846

GOVERNMENT AGENCY DEBT - 31.7%
1,000,000		Federal Home Loan Bank (FHLB)	0.040	07/03/13	999,998
470,000		FHLB	0.060	07/05/13	469,997
1,446,000		FHLB	0.080-0.090	07/10/13	1,445,970
655,000		FHLB	0.055-0.060	07/12/13	654,989
300,000		FHLB	0.078	07/17/13	299,990
173,000		FHLB	0.085	07/24/13	172,991
300,000		FHLB	0.070	08/21/13	299,970
1,000,000		FHLB	0.065	08/23/13	999,904
445,000		FHLB	0.070	08/30/13	444,948
600,000		FHLB	0.090	09/04/13	599,903
400,000		FHLB	0.130	09/06/13	399,903
1,000,000		FHLB	0.085	09/11/13	999,830
1,500,000		FHLB	0.095-0.100	09/13/13	1,499,697
525,000		FHLB	0.100	09/17/13	524,886
1,245,000		FHLB	0.100-0.105	09/20/13	1,244,709
455,000		FHLB	0.100	09/25/13	454,891
550,000		FHLB	0.130-0.145	01/02/14	549,602
688,000		Federal Home Loan Mortgage Corp (FHLMC)	0.080-0.100	07/01/13	688,000
800,000		FHLMC	0.075	07/08/13	799,988
564,000		FHLMC	0.057-0.170	07/22/13	563,969
1,000,000		FHLMC	0.060	07/23/13	999,963
895,000		FHLMC	0.075-0.090	08/26/13	894,886
500,000		FHLMC	0.100	08/28/13	499,919
155,000		FHLMC	0.090	08/30/13	154,977
1,000,000		FHLMC	0.065	09/03/13	999,884
135,000		FHLMC	0.170	09/10/13	134,955
200,000		FHLMC	0.165	12/10/13	199,851
300,000		FHLMC	0.130	01/14/14	299,787
200,000		FHLMC	0.160	01/15/14	199,824

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 319,000		Federal National Mortgage Association (FNMA)	0.060%	07/01/13	$319,000
200,000		FNMA	0.110	07/19/13	199,989
200,000		FNMA	0.095	07/24/13	199,988
1,000,000		FNMA	0.070	08/14/13	999,914
1,000,000		FNMA	0.090	08/21/13	999,873
305,000		FNMA	0.065	08/22/13	304,971
480,000		FNMA	0.110	08/28/13	479,915
410,000		FNMA	0.070	09/03/13	409,949
600,000		FNMA	0.068	09/16/13	599,913
1,133,000		FNMA	0.110	09/18/13	1,132,727

		TOTAL GOVERNMENT AGENCY DEBT			24,144,420

TREASURY DEBT - 17.3%
415,000		United States Treasury Bill	0.035-0.040	07/05/13	414,998
1,200,000		United States Treasury Bill	0.033-0.063	07/11/13	1,199,987
400,000		United States Treasury Bill	0.086	07/18/13	399,984
300,000		United States Treasury Bill	0.025	08/01/13	299,994
500,000		United States Treasury Bill	0.078	08/08/13	499,959
905,000		United States Treasury Bill	0.038-0.065	08/22/13	904,945
750,000		United States Treasury Bill	0.032-0.042	08/29/13	749,957
500,000		United States Treasury Bill	0.041	09/05/13	499,962
250,000		United States Treasury Bill	0.048	09/12/13	249,976
1,000,000		United States Treasury Bill	0.045	09/19/13	999,900
413,000		United States Treasury Bill	0.052	09/26/13	412,948
250,000		United States Treasury Bill	0.083	10/03/13	249,946
429,000		United States Treasury Bill	0.083-0.086	10/17/13	428,892
200,000		United States Treasury Bill	0.068	10/24/13	199,957
100,000		United States Treasury Bill	0.078	11/07/13	99,972
259,000		United States Treasury Bill	0.068-0.077	11/21/13	258,923
150,000		United States Treasury Bill	0.150	02/06/14	149,862
250,000		United States Treasury Note	1.000	07/15/13	250,081
400,000		United States Treasury Note	0.375	07/31/13	400,068
705,000		United States Treasury Note	0.750	08/15/13	705,567
120,000		United States Treasury Note	0.750	09/15/13	120,150
650,000		United States Treasury Note	0.125	09/30/13	649,892
585,000		United States Treasury Note	0.500	10/15/13	585,597
200,000		United States Treasury Note	0.250	10/31/13	200,066
680,000		United States Treasury Note	0.500	11/15/13	680,814
88,000		United States Treasury Note	0.125	12/31/13	87,989
400,000		United States Treasury Note	0.250	01/31/14	400,281
249,000		United States Treasury Note	0.250	02/28/14	249,178
100,000		United States Treasury Note	0.250	03/31/14	100,068
400,000		United States Treasury Note	0.250	04/30/14	400,360
350,000		United States Treasury Note	1.000	05/15/14	352,586

		TOTAL TREASURY DEBT			13,202,859

VARIABLE RATE SECURITIES - 6.4%
400,000	i	Federal Farm Credit Bank (FFCB)	0.130	07/01/13	400,000
500,000	i	FFCB	0.180	07/01/13	499,901
500,000	i	FFCB	0.201	07/02/13	500,088
250,000	i	FFCB	0.323	08/19/13	249,983
200,000	i	FFCB	0.261	08/26/13	199,985
310,000	i	FFCB	0.290	08/26/13	309,995
250,000	i	FFCB	0.250	09/23/13	249,989
300,000	i	FFCB	0.310	09/23/13	299,997
250,000	i	FFCB	0.230	10/15/13	249,934
500,000	i	Federal Home Loan Bank (FHLB)	0.280	08/16/13	500,000
200,000	i	Federal National Mortgage Association (FNMA)	0.172	06/20/14	199,971

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000	i	Canadian Imperial Bank of Commerce	0.285%	01/03/14	$500,089
400,000	i	Royal Bank of Canada	0.390	07/15/13	400,000
300,000	i	Royal Bank of Canada	0.290	06/10/14	300,000

		TOTAL VARIABLE RATE SECURITIES			4,859,932

		TOTAL SHORT-TERM INVESTMENTS (Cost $74,084,057)			74,084,057

		TOTAL INVESTMENTS - 97.3% (Cost $74,084,057)			74,084,057
		OTHER ASSETS & LIABILITIES, NET - 2.7%			2,059,995

		NET ASSETS - 100.0%			$76,144,052

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2013, the aggregate value of these securities was $19,624,970 or 25.8% of net assets.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 16, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 16, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Dated: August 16, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer